UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 610-386-4068

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F. Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford HLS Funds. We are pleased to present you with the Semi-Annual Report, which covers the period from January 1, 2017 through June 30, 2017.

Market Review

During the six months ended June 30, 2017, U.S. stocks, as measured by the S&P 500 Index,1 kept an upward trajectory. The S&P 500 Index started 2017 off with more than a 9% return through June 30.

The primary drivers of market progress during the period were slow, steady growth, positive corporate earnings, positive job reports, and a growing domestic economy. These market conditions have served as the basis of the U.S. Federal Reserve’s (Fed) interest-rate hike cycle that began in December 2015 and continued through June 2017 when short-term rates rose by 0.25% to a range of 1% to 1.25%. At the time of this writing, consensus expectations were for a continued gradual rate-hike pace by the Fed, which should help markets better digest and account for such changes.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. In the U.S., there is uncertainty about potential policy changes by the Trump administration surrounding healthcare and tax reform. In Europe, while Macron’s victory in France was viewed as market-friendly, uncertainty remains with respect to other European elections and Britain’s “Brexit” undertaking to leave the European Union. Each of these scenarios could influence markets or cause an uptick in volatility.

For this reason, we encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets with confidence. Regardless of the political environment, your advisor can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing with Hartford HLS Funds. For the most up-to-date information on the Hartford HLS Funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford HLS Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.
The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

Hartford HLS Funds

Hartford Balanced HLS Fund inception 03/31/1983

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Balanced IA	6.66%	9.13%	9.75%	5.49%
Balanced IB	6.50%	8.84%	9.47%	5.23%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%
Bloomberg Barclays Government/Credit Bond Index	2.66%	-0.41%	2.29%	4.57%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index	0.31%	0.49%	0.17%	0.58%
Balanced HLS Fund Blended Index	6.51%	10.33%	9.56%	6.24%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2017, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted price index composed of 500 widely held common stocks.

Bloomberg Barclays Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes) is a subset of The Bank of America Merrill Lynch 0-1 Year U.S. Treasury Index including all securities with a remaining term to final maturity less than 3 months.

Balanced HLS Fund Blended Index is calculated by Hartford Funds Management Company, LLC (“HFMC”) and represents the weighted return of 60% S&P 500 Index, 35% Bloomberg Barclays Government/Credit Bond Index and 5% Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index.

On August 24, 2016, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

The indices are unmanaged.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2017, the total annual fund operating expense ratios for Class IA and Class IB were 0.66% and 0.91%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2017.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

Performance information may reflect historical or current expense waivers/reimbursements from HFMC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its

2

Hartford Balanced HLS Fund inception 03/31/1983

objective or may underperform other funds with similar investment strategies. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). Fixed income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened due to the historically low interest rate environment. Mortgage- and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government.

3

Hartford Balanced HLS Fund

Fund Summary

June 30, 2017 (Unaudited)

Composition by Security Type

as of June 30, 2017

Category	Percentage of Net Assets
Equity Securities
Common Stocks	65.0%

Total	65.0%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	4.2%
Corporate Bonds	19.3
Foreign Government Obligations	0.4
Municipal Bonds	1.6
U.S. Government Agencies	0.4
U.S. Government Securities	8.7

Total	34.6%

Short-Term Investments	0.4
Other Assets & Liabilities	0.0 *

Total	100.0%

*	Percentage rounds to zero.

4

Hartford Capital Appreciation HLS Fund inception 04/02/1984

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Capital Appreciation IA	12.32%	20.14%	14.47%	6.13%
Capital Appreciation IB	12.19%	19.87%	14.18%	5.87%
Capital Appreciation IC	12.05%	19.58%	13.90%	5.60%
Russell 3000 Index	8.93%	18.51%	14.58%	7.26%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2017, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class IC shares commenced operations on April 30, 2014. Class IC shares performance prior to that date reflects Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares. The performance after such date reflects actual Class IC shares performance.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted price index composed of 500 widely held common stocks.

The indices are unmanaged.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2017, the total annual fund operating expense ratios for Class IA, Class IB and Class IC were 0.68%, 0.93% and 1.18%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2017.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Small- and mid-cap securities can have greater risk and volatility than large-cap securities. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs.

5

Hartford Capital Appreciation HLS Fund

Fund Summary

June 30, 2017 (Unaudited)

Composition by Sector

as of June 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.0%
Consumer Staples	5.0
Energy	2.6
Financials	17.6
Health Care	16.1
Industrials	9.3
Information Technology	24.7
Materials	2.7
Real Estate	2.2
Telecommunication Services	1.0
Utilities	3.5

Total	97.7%

Short-Term Investments	1.3
Other Assets & Liabilities	1.0

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

Hartford Disciplined Equity HLS Fund inception 05/29/1998

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Disciplined Equity IA	10.14%	13.78%	15.84%	7.66%
Disciplined Equity IB	10.02%	13.49%	15.55%	7.40%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2017, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted price index composed of 500 widely held common stocks.

The index is unmanaged.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2017, the total annual fund operating expense ratios for Class IA and Class IB were 0.78% and 1.03%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2017.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”).

7

Hartford Disciplined Equity HLS Fund

Fund Summary

June 30, 2017 (Unaudited)

Composition by Sector

as of June 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.0%
Consumer Staples	10.6
Energy	1.8
Financials	16.0
Health Care	15.6
Industrials	10.5
Information Technology	22.1
Materials	3.6
Utilities	5.0

Total	98.2%

Short-Term Investments	2.0
Other Assets & Liabilities	(0.2)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

Hartford Dividend and Growth HLS Fund inception 03/09/1994

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/17)

	6 Month[1]	1 Year	5 Years	10 Years
Dividend and Growth IA	6.92%	18.03%	13.87%	7.02%
Dividend and Growth IB	6.82%	17.74%	13.59%	6.75%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%
Russell 1000 Value Index	4.66%	15.53%	13.94%	5.57%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2017, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted price index composed of 500 widely held common stocks.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.

The indices are unmanaged

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2017, the total annual fund operating expense ratios for Class IA and Class IB were 0.68% and 0.93%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2017.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and region (e.g., “Brexit”).

9

Hartford Dividend and Growth HLS Fund

Fund Summary

June 30, 2017 (Unaudited)

Composition by Sector

as of June 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	7.0%
Consumer Staples	5.9
Energy	8.9
Financials	23.7
Health Care	15.3
Industrials	10.4
Information Technology	16.0
Materials	3.2
Real Estate	1.0
Telecommunication Services	1.7
Utilities	5.0

Total	98.1%

Short-Term Investments	1.6
Other Assets & Liabilities	0.3

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

Hartford Global Growth HLS Fund inception 09/30/1998

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Global Growth IA	18.16%	21.06%	16.34%	5.34%
Global Growth IB	18.00%	20.77%	16.06%	5.08%
MSCI World Growth Index (Net)	14.36%	17.70%	12.09%	5.30%
MSCI World Growth Index (Gross)	14.62%	18.15%	12.53%	5.70%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2017, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective May 1, 2017, the Fund changed its benchmark from the MSCI World Growth Index (Gross) to the MSCI World Growth Index (Net). Hartford Funds Management Company, LLC, the investment manager, believes that the net version of the benchmark better reflects potential tax consequences for the Fund.

MSCI World Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of growth securities in 23 developed-country global equity markets including the United States, Canada, Europe, Australia, New Zealand and the Far East.

MSCI World Growth Index (Gross) (reflects no deduction for fees, expenses or taxes) is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of growth securities in 23 developed-country global equity markets including the United States, Canada, Europe, Australia, New Zealand and the Far East.

The indices are unmanaged.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2017, the total annual fund operating expense ratios for Class IA and Class IB were 0.82% and 1.07%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2017.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Mid-cap securities can have greater risk and volatility than large-cap securities. Growth investing may go out of favor, which may cause the Fund to underperform the broader stock market.

11

Hartford Global Growth HLS Fund

Fund Summary

June 30, 2017 (Unaudited)

Composition by Country

as of June 30, 2017

Country	Percentage of Net Assets
Australia	0.5%
Bermuda	0.5
Canada	1.0
China	4.1
France	2.2
Germany	2.8
Hong Kong	1.4
India	0.7
Indonesia	0.5
Ireland	1.3
Italy	1.1
Japan	4.6
Netherlands	0.6
Portugal	0.5
Russia	0.7
Singapore	0.8
South Korea	1.6
Spain	1.0
Sweden	1.3
Switzerland	2.9
Taiwan	1.8
United Kingdom	5.6
United States	60.9
Short-Term Investments	1.5
Other Assets & Liabilities	0.1

Total	100.0%

12

Hartford Growth Opportunities HLS Fund inception 03/24/1987

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Growth Opportunities IA	17.30%	18.77%	16.80%	7.98%
Growth Opportunities IB	17.19%	18.49%	16.51%	7.71%
Growth Opportunities IC	17.02%	18.20%	16.23%	7.44%
Russell 3000 Growth Index	13.69%	20.72%	15.20%	8.82%
Russell 1000 Growth Index	13.99%	20.42%	15.30%	8.91%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2017, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class IC shares commenced operations on April 30, 2014. Class IC shares performance prior to that date reflects Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares. The performance after such date reflects actual Class IC shares performance.

Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

The indices are unmanaged.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2017, the total annual fund operating expense ratios for Class IA, Class IB and Class IC were 0.65%, 0.90% and 1.15%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2017.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). Mid-cap securities can have greater risk and volatility than large-cap securities. The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if there are adverse economic consequences in those sectors. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs. Growth investing may go out of favor, which may cause the Fund to underperform the broader stock market.

13

Hartford Growth Opportunities HLS Fund

Fund Summary

June 30, 2017 (Unaudited)

Composition by Sector

as of June 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.5%
Consumer Staples	2.1
Energy	0.6
Financials	10.3
Health Care	13.9
Industrials	12.4
Information Technology	41.1
Materials	3.1

Total	99.0%

Short-Term Investments	0.6
Other Assets & Liabilities	0.4

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

14

Hartford Healthcare HLS Fund inception 05/01/2000

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Healthcare IA	22.13%	19.58%	20.46%	12.33%
Healthcare IB	21.94%	19.25%	20.15%	12.04%
S&P Composite 1500 Health Care Index	16.47%	13.41%	18.21%	10.96%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%
Spliced Index	16.47%	13.41%	17.93%	11.23%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2017, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective April 1, 2016, the Fund changed its benchmark to the S&P Composite 1500 Health Care Index due to S&P announcing that the S&P North American Health Care Sector Index would be discontinued. The S&P North American Health Care Sector Index was subsequently discontinued.

S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is an unmanaged capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted price index composed of 500 widely held common stocks.

Spliced Index (reflects no deduction for fees, expenses or taxes) is calculated by Hartford Funds Management Company, LLC (“HFMC”) and returns from April 1, 2016 to June 30, 2017 represent the S&P Composite 1500 Health Care Index and returns prior to April 1, 2016 represent the S&P North American Health Care Sector Index.

The indices are unmanaged.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2017, the total annual fund operating expense ratios for Class IA and Class IB were 0.89% and 1.14%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2017.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Risks of focusing investments on the health care related sector include regulatory and legal developments, patent considerations, intense competitive pressures, rapid technological changes, potential product obsolescence, and liquidity risk. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Small- and mid-cap securities can have greater risk and volatility than large-cap securities.

15

Hartford Healthcare HLS Fund

Fund Summary

June 30, 2017 (Unaudited)

Composition by Subsector

as of June 30, 2017

Subsector	Percentage of Net Assets
Equity Securities
Biotechnology	25.6%
Food & Staples Retailing	1.3
Health Care Equipment & Supplies	21.3
Health Care Providers & Services	19.2
Health Care Technology	2.0
Life Sciences Tools & Services	3.8
Pharmaceuticals	22.7

Total	95.9%

Short-Term Investments	4.4
Other Assets & Liabilities	(0.3)

Total	100.0%

For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

16

Hartford High Yield HLS Fund inception 09/30/1998

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide high current income, and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
High Yield IA	4.44%	11.49%	5.92%	6.84%
High Yield IB	4.26%	11.22%	5.65%	6.56%
Bloomberg Barclays U.S. Corporate High Yield Bond Index	4.93%	12.70%	6.89%	7.67%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2017, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance information through March 5, 2012 represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company (“HIMCO”). As of March 5, 2012, HIMCO no longer served as the sub-adviser to the Fund.

Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes) is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission.

On August 24, 2016, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

The index is unmanaged.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2017, the total annual fund operating expense ratios for Class IA and Class IB were 0.79% and 1.04%, respectively. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2017.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened due to the historically low interest rate environment. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”).

17

Hartford High Yield HLS Fund

Fund Summary

June 30, 2017 (Unaudited)

Composition by Security Type

as of June 30, 2017

Category	Percentage of Net Assets
Equity Securities
Common Stocks	1.5%

Total	1.5%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	0.0 *%
Convertible Bonds	1.9
Corporate Bonds	90.2
Senior Floating Rate Interests	1.1

Total	93.2%

Short-Term Investments	2.6
Other Assets & Liabilities	2.7

Total	100.0%

*	Percentage rounds to zero.

18

Hartford International Opportunities HLS Fund inception 07/02/1990

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
International Opportunities IA	14.71%	19.61%	9.18%	3.77%
International Opportunities IB	14.61%	19.34%	8.91%	3.51%
MSCI All Country World ex USA Index (Net)	14.10%	20.45%	7.22%	1.13%
MSCI All Country World ex USA Index (Gross)	14.45%	21.00%	7.70%	1.59%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2017, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective May 1, 2017, the Fund changed its benchmark from the MSCI All Country World ex USA Index (Gross) to the MSCI All Country World ex USA Index (Net). Hartford Funds Management Company, LLC, the investment manager, believes that the net version of the benchmark better reflects potential tax consequences for the Fund.

MSCI All Country World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

MSCI All Country World ex USA Index (Gross) (reflects no deduction for fees, expenses or taxes) is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

The indices are unmanaged.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2017, the total annual fund operating expense ratios for Class IA and Class IB were 0.76% and 1.01%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2017.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Mid-cap securities can have greater risk and volatility than large-cap securities. The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if there are adverse economic consequences in those sectors. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs.

19

Hartford International Opportunities HLS Fund

Fund Summary

June 30, 2017 (Unaudited)

Composition by Currency

as of June 30, 2017

Description	Percentage of Net Assets
British Pound	7.5%
Canadian Dollar	7.5
Danish Krone	0.7
Euro	31.0
Hong Kong Dollar	3.6
Indian Rupee	2.6
Japanese Yen	17.5
Mexican Peso	0.7
South African Rand	0.5
South Korean Won	2.6
Swiss Franc	9.5
Taiwanese Dollar	2.9
United States Dollar	11.3
Other Assets & Liabilities	2.1

Total	100.0%

Composition by Sector

as of June 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	9.6%
Consumer Staples	8.9
Energy	3.6
Financials	26.0
Health Care	7.9
Industrials	11.8
Information Technology	13.2
Materials	1.1
Real Estate	6.1
Telecommunication Services	4.1
Utilities	2.7

Total	95.0%

Short-Term Investments	2.9
Other Assets & Liabilities	2.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

20

Hartford MidCap HLS Fund inception 07/14/1997

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
MidCap IA	12.06%	21.90%	16.31%	8.49%
MidCap IB	11.94%	21.61%	16.02%	8.21%
S&P MidCap 400 Index	5.99%	18.57%	14.92%	8.56%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2017, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the mid-cap U.S. equity market.

The index is unmanaged.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2017, the total annual fund operating expense ratios for Class IA and Class IB were 0.70% and 0.95%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2017.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Mid-cap securities can have greater risk and volatility than large-cap securities. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if there are adverse economic consequences in those sectors.

21

Hartford MidCap HLS Fund

Fund Summary

June 30, 2017 (Unaudited)

Composition by Sector

as of June 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	7.3%
Consumer Staples	0.7
Energy	1.4
Financials	16.0
Health Care	17.7
Industrials	21.9
Information Technology	29.3
Materials	3.3
Utilities	2.2

Total	99.8%

Short-Term Investments	0.2
Other Assets & Liabilities	0.0 *

Total	100.0%

*	Percentage rounds to zero.

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

22

Hartford MidCap Value HLS Fund inception 04/30/2001

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
MidCap Value IA	3.58%	15.74%	13.50%	6.15%
MidCap Value IB	3.53%	15.49%	13.23%	5.89%
Russell 2500 Value Index	1.95%	18.36%	13.69%	6.52%
Russell MidCap Value Index	5.18%	15.93%	15.14%	7.23%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2017, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest U.S. companies based on total market capitalization.

Russell MidCap Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values.

The indices are unmanaged.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2017, the total annual fund operating expense ratios for Class IA and Class IB were 0.86% and 1.11%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2017.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Mid-cap securities can have greater risk and volatility than large-cap securities. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if there are adverse economic consequences in those sectors. Value investing may go out of favor, which may cause the Fund to underperform the broader stock market.

23

Hartford MidCap Value HLS Fund

Fund Summary

June 30, 2017 (Unaudited)

Composition by Sector

as of June 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	9.1%
Consumer Staples	2.2
Energy	6.6
Financials	22.6
Health Care	5.9
Industrials	13.7
Information Technology	16.3
Materials	8.5
Real Estate	7.8
Telecommunication Services	1.1
Utilities	5.2

Total	99.0%

Short-Term Investments	1.2
Other Assets & Liabilities	(0.2)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

24

Hartford Small Cap Growth HLS Fund inception 05/02/1994

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Small Cap Growth IA	9.82%	24.36%	15.02%	8.84%
Small Cap Growth IB	9.69%	24.05%	14.73%	8.56%
Russell 2000 Growth Index	9.97%	24.40%	13.98%	7.82%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2017, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, NYSE MKT LLC and Nasdaq.

The index is unmanaged.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2017, the total annual fund operating expense ratios for Class IA and Class IB were 0.66% and 0.91%, respectively. Expenses shown include acquired fund fees and expenses.

Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2017.

Performance information through July 21, 2010 represents performance of the Fund’s previous additional sub-adviser, Hartford Investment Management Company (“HIMCO”). As of July 21, 2010, HIMCO no longer serves as a sub-adviser to the Fund.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

Effective March 6, 2015, the Fund was closed to new investors until further notice. For more information, please see the Fund’s prospectus.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Small-cap securities can have greater risk and volatility than large-cap securities. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if there are adverse economic consequences in those sectors. Growth investing may go out of favor, which may cause the Fund to underperform the broader stock market.

25

Hartford Small Cap Growth HLS Fund

Fund Summary

June 30, 2017 (Unaudited)

Composition by Sector

as of June 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	14.3%
Consumer Staples	3.3
Energy	1.2
Financials	9.2
Health Care	23.2
Industrials	15.8
Information Technology	23.7
Materials	4.0
Real Estate	3.1
Telecommunication Services	0.6

Total	98.4%

Short-Term Investments	1.3
Other Assets & Liabilities	0.3

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

26

Hartford Small Company HLS Fund inception 08/09/1996

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Small Company IA	12.75%	22.84%	11.19%	5.88%
Small Company IB	12.62%	22.55%	10.92%	5.62%
Russell 2000 Growth Index	9.97%	24.40%	13.98%	7.82%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2017, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, NYSE MKT LLC and Nasdaq.

The index is unmanaged.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2017, the total annual fund operating expense ratios for Class IA and Class IB were 0.75% and 1.00%, respectively.

Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2017.

Performance information through July 21, 2010 represents performance of the Fund’s previous additional sub-adviser, Hartford Investment Management Company (“HIMCO”). As of July 21, 2010, HIMCO no longer serves as a sub-adviser to the Fund.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

Effective June 26, 2015, the Fund was closed to new investors until further notice. For more information, please see the Fund’s prospectus.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Small-cap securities can have greater risk and volatility than large-cap securities. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if there are adverse economic consequences in those sectors. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs. Growth investing may go out of favor, which may cause the Fund to underperform the broader stock market.

27

Hartford Small Company HLS Fund

Fund Summary

June 30, 2017 (Unaudited)

Composition by Sector

as of June 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	14.6%
Consumer Staples	1.8
Energy	1.2
Financials	6.3
Health Care	21.8
Industrials	15.7
Information Technology	31.5
Materials	3.2
Real Estate	3.6

Total	99.7%

Short-Term Investments	0.8
Other Assets & Liabilities	(0.5)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

28

Hartford Small/Mid Cap Equity HLS Fund inception 05/01/1998

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Small/Mid Cap Equity IA	3.11%	18.99%	12.49%	6.19%
Small/Mid Cap Equity IB	2.88%	18.72%	12.21%	5.93%
Russell 2500 Index	5.97%	19.84%	14.04%	7.42%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2017, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance information through June 4, 2012 represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company (“HIMCO”). As of June 4, 2012, HIMCO no longer served as the sub-adviser to the Fund.

Includes the Fund’s performance when it invested, prior to February 1, 2010, at least 80% of its assets in common stocks of mid-capitalization companies.

Class IB shares commenced on March 31, 2008. Class IB shares performance prior to that date reflects Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB shares performance.

Russell 2500 Index (reflects no deduction for fees, expenses or taxes) measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index and includes approximately 2,500 of the smallest securities based on a combination of their market capitalization and current index membership.

The index is unmanaged.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2017, the total annual fund operating expense ratios for Class IA and Class IB were 0.94% and 1.19%, respectively. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2017.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Small- and mid-cap securities can have greater risk and volatility than large-cap securities. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if there are adverse economic consequences in those sectors. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs.

29

Hartford Small/Mid Cap Equity HLS Fund

Fund Summary

June 30, 2017 (Unaudited)

Composition by Sector

as of June 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	14.0%
Consumer Staples	4.7
Energy	3.5
Financials	17.3
Health Care	14.4
Industrials	14.8
Information Technology	13.6
Materials	4.3
Real Estate	8.2
Telecommunication Services	1.4
Utilities	3.1

Total	99.3%

Short-Term Investments	0.8
Other Assets & Liabilities	(0.1)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

30

Hartford Stock HLS Fund inception 08/31/1977

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Stock IA	9.24%	11.13%	12.99%	5.95%
Stock IB	9.11%	10.85%	12.71%	5.68%
Russell 1000 Index	9.27%	18.03%	14.67%	7.29%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2017, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.

The index is unmanaged.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2017, the total annual fund operating expense ratios for Class IA and Class IB were 0.52% and 0.77%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2017.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”).

31

Hartford Stock HLS Fund

Fund Summary

June 30, 2017 (Unaudited)

Composition by Sector

as of June 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.6%
Consumer Staples	16.9
Energy	4.0
Financials	11.4
Health Care	16.6
Industrials	17.1
Information Technology	10.6
Materials	3.6
Real Estate	4.0

Total	97.8%

Short-Term Investments	2.1
Other Assets & Liabilities	0.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

32

Hartford Total Return Bond HLS Fund inception 08/31/1977

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks a competitive total return, with income as a secondary objective.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Total Return Bond IA	3.34%	2.36%	3.10%	4.35%
Total Return Bond IB	3.26%	2.17%	2.85%	4.10%
Bloomberg Barclays U.S. Aggregate Bond Index	2.27%	-0.31%	2.21%	4.48%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2017, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance information through March 5, 2012 represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company (“HIMCO”). As of March 5, 2012, HIMCO no longer served as the sub-adviser to the Fund.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index and is composed of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

On August 24, 2016, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

The index is unmanaged.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2017, the total annual fund operating expense ratios for Class IA and Class IB were 0.52% and 0.77%, respectively. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2017.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened due to the historically low interest rate environment. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. Mortgage- and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. The Fund may purchase securities in the To-Be-Announced (TBA) market, which can subject the Fund to additional price and counterparty risk. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in

33

Hartford Total Return Bond HLS Fund inception 08/31/1977

market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. The Fund has the ability to invest in foreign, emerging-market, and high-yield (“junk”) bonds. Investments in these securities generally involve greater risk, volatility, and possibility of loss. Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs.

34

Hartford Total Return Bond HLS Fund

Fund Summary

June 30, 2017 (Unaudited)

Composition by Security Type

as of June 30, 2017

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0 *%
Preferred Stocks	0.1

Total	0.1%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	31.2%
Corporate Bonds	30.6
Foreign Government Obligations	2.6
Municipal Bonds	1.5
Senior Floating Rate Interests	4.0
U.S. Government Agencies	53.7
U.S. Government Securities	6.6

Total	130.2%

Short-Term Investments	0.8
Purchased Options	0.1
Other Assets & Liabilities	(31.2)

Total	100.0%

*	Percentage rounds to zero.

35

Hartford Ultrashort Bond HLS Fund inception 08/31/1977

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks total return and income consistent with preserving capital and maintaining liquidity.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/17)

	6 Months[1]	1 Year	Since October 21, 2013[2]
Ultrashort Bond IA	0.50%	0.86%	0.46%
Ultrashort Bond IB	0.40%	0.54%	0.20%
Bloomberg Barclays 9-12 Month U.S. Treasury Index	0.44%	0.75%	0.75%

[1]	Not Annualized
[2]	On October 21, 2013, the Fund converted from a money market fund to an ultrashort bond fund.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2017, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Prior to October 21, 2013, the Fund was managed as a money market fund. Accordingly, performance of the Fund prior to October 21, 2013 is not shown. Past performance information for when the Fund was managed as a money market fund is available upon request by calling 1-888-843-7824.

Bloomberg Barclays 9-12 Month U.S. Treasury Index (reflects no deduction for fees, expenses or taxes) measures the performance of U.S. Treasury securities that have a remaining maturity between one and twelve months.

On August 24, 2016, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

The index is unmanaged.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2017, the total annual fund operating expense ratios for Class IA and Class IB were 0.45% and 0.70%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2017.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened due to the historically low interest rate environment. Mortgage- and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. Mortgage- and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. The Fund may use repurchase agreements, which can increase risk and volatility. Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid.

36

Hartford Ultrashort Bond HLS Fund

Fund Summary

June 30, 2017 (Unaudited)

Composition by Security Type

as of June 30, 2017

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	31.4%
Corporate Bonds	41.9
Municipal Bonds	0.4
U.S. Government Agencies	15.0
U.S. Government Securities	10.1

Total	98.8%

Short-Term Investments	1.2
Other Assets & Liabilities	0.0 *

Total	100.0%

*	Percentage rounds to zero.

37

Hartford U.S. Government Securities HLS Fund inception 03/24/1987

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
U.S. Government Securities IA	1.46%	-0.63%	1.35%	2.40%
U.S. Government Securities IB	1.36%	-0.81%	1.11%	2.14%
Bloomberg Barclays Intermediate Government Bond Index	1.20%	-1.25%	1.07%	3.39%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2017, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance information through March 5, 2012 represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company (“HIMCO”). As of March 5, 2012, HIMCO no longer served as the sub-adviser to the Fund.

Bloomberg Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index of government bonds with maturities of between one and ten years.

On August 24, 2016, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

The index is unmanaged.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2017, the total annual fund operating expense ratios for Class IA and Class IB were 0.52% and 0.77%, respectively. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2017.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened due to the historically low interest rate environment. The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. Mortgage- and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs.

38

Hartford U.S. Government Securities HLS Fund

Fund Summary

June 30, 2017 (Unaudited)

Composition by Security Type

as of June 30, 2017

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	16.1%
U.S. Government Agencies	53.9
U.S. Government Securities	39.3

Total	109.3%

Short-Term Investments	0.5
Other Assets & Liabilities	(9.8)

Total	100.0%

39

Hartford Value HLS Fund inception 04/30/2001

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Value IA	6.02%	15.64%	13.11%	6.38%
Value IB	5.83%	15.33%	12.82%	6.11%
Russell 1000 Value Index	4.66%	15.53%	13.94%	5.57%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2017, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.

The index is unmanaged.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2017, the total annual fund operating expense ratios for Class IA and Class IB were 0.80% and 1.05%, respectively.

Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2017.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if there are adverse economic consequences in those sectors. Value investing may go out of favor, which may cause the Fund to underperform the broader stock market.

40

Hartford Value HLS Fund

Fund Summary

June 30, 2017 (Unaudited)

Composition by Sector

as of June 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	9.8%
Consumer Staples	5.6
Energy	9.5
Financials	29.3
Health Care	11.5
Industrials	12.4
Information Technology	12.8
Materials	2.6
Real Estate	1.0
Telecommunication Services	1.1
Utilities	3.6

Total	99.2%

Short-Term Investments	0.8
Other Assets & Liabilities	0.0 *

Total	100.0%

*	Percentage rounds to zero.

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

41

Hartford HLS Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2017 through June 30, 2017.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to a Fund’s annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hartford Balanced HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,066.60	$3.23	$1,000.00	$1,021.67	$3.16	0.63%	181	365
Class IB	$1,000.00	$1,065.00	$4.51	$1,000.00	$1,020.43	$4.41	0.88%	181	365

Hartford Capital Appreciation HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,123.20	$3.58	$1,000.00	$1,021.42	$3.41	0.68%	181	365
Class IB	$1,000.00	$1,121.90	$4.89	$1,000.00	$1,020.18	$4.66	0.93%	181	365
Class IC	$1,000.00	$1,120.50	$6.20	$1,000.00	$1,018.94	$5.91	1.18%	181	365

42

Hartford HLS Funds

Expense Examples (Unaudited) – (continued)

Hartford Disciplined Equity HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,101.40	$4.06	$1,000.00	$1,020.93	$3.91	0.78%	181	365
Class IB	$1,000.00	$1,100.20	$5.36	$1,000.00	$1,019.69	$5.16	1.03%	181	365

Hartford Dividend and Growth HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,069.20	$3.49	$1,000.00	$1,021.42	$3.41	0.68%	181	365
Class IB	$1,000.00	$1,068.20	$4.77	$1,000.00	$1,020.18	$4.66	0.93%	181	365

Hartford Global Growth HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,181.60	$4.38	$1,000.00	$1,020.78	$4.06	0.81%	181	365
Class IB	$1,000.00	$1,180.00	$5.73	$1,000.00	$1,019.54	$5.31	1.06%	181	365

Hartford Growth Opportunities HLS Fund
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,173.00	$3.56	$1,000.00	$1,021.52	$3.31	0.66%	181	365
Class IB	$1,000.00	$1,171.90	$4.90	$1,000.00	$1,020.28	$4.56	0.91%	181	365
Class IC	$1,000.00	$1,170.20	$6.24	$1,000.00	$1,019.04	$5.81	1.16%	181	365

43

Hartford HLS Funds

Expense Examples (Unaudited) – (continued)

Hartford Healthcare HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,221.30	$4.90	$1,000.00	$1,020.38	$4.46	0.89%	181	365
Class IB	$1,000.00	$1,219.40	$6.27	$1,000.00	$1,019.14	$5.71	1.14%	181	365

Hartford High Yield HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,044.40	$3.90	$1,000.00	$1,020.98	$3.86	0.77%	181	365
Class IB	$1,000.00	$1,042.60	$5.17	$1,000.00	$1,019.74	$5.11	1.02%	181	365

Hartford International Opportunities HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,147.10	$3.94	$1,000.00	$1,021.13	$3.71	0.74%	181	365
Class IB	$1,000.00	$1,146.10	$5.27	$1,000.00	$1,019.89	$4.96	0.99%	181	365

Hartford MidCap HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,120.60	$3.68	$1,000.00	$1,021.32	$3.51	0.70%	181	365
Class IB	$1,000.00	$1,119.40	$4.99	$1,000.00	$1,020.08	$4.76	0.95%	181	365

44

Hartford HLS Funds

Expense Examples (Unaudited) – (continued)

Hartford MidCap Value HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,035.80	$4.34	$1,000.00	$1,020.53	$4.31	0.86%	181	365
Class IB	$1,000.00	$1,035.30	$5.60	$1,000.00	$1,019.29	$5.56	1.11%	181	365

Hartford Small Cap Growth HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,098.20	$3.38	$1,000.00	$1,021.57	$3.26	0.65%	181	365
Class IB	$1,000.00	$1,096.90	$4.68	$1,000.00	$1,020.33	$4.51	0.90%	181	365

Hartford Small Company HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,127.50	$4.06	$1,000.00	$1,020.98	$3.86	0.77%	181	365
Class IB	$1,000.00	$1,126.20	$5.38	$1,000.00	$1,019.74	$5.11	1.02%	181	365

Hartford Small/Mid Cap Equity HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,031.10	$4.58	$1,000.00	$1,020.28	$4.56	0.91%	181	365
Class IB	$1,000.00	$1,028.80	$5.84	$1,000.00	$1,019.04	$5.81	1.16%	181	365

45

Hartford HLS Funds

Expense Examples (Unaudited) – (continued)

Hartford Stock HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,092.40	$2.70	$1,000.00	$1,022.22	$2.61	0.52%	181	365
Class IB	$1,000.00	$1,091.10	$3.99	$1,000.00	$1,020.98	$3.86	0.77%	181	365

Hartford Total Return Bond HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,033.40	$2.57	$1,000.00	$1,022.27	$2.56	0.51%	181	365
Class IB	$1,000.00	$1,032.60	$3.83	$1,000.00	$1,021.03	$3.81	0.76%	181	365

Hartford Ultrashort Bond HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,005.00	$2.24	$1,000.00	$1,022.56	$2.26	0.45%	181	365
Class IB	$1,000.00	$1,004.00	$3.48	$1,000.00	$1,021.32	$3.51	0.70%	181	365

Hartford U.S. Government Securities HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,014.60	$2.55	$1,000.00	$1,022.27	$2.56	0.51%	181	365
Class IB	$1,000.00	$1,013.60	$3.79	$1,000.00	$1,021.03	$3.81	0.76%	181	365

46

Hartford HLS Funds

Expense Examples (Unaudited) – (continued)

Hartford Value HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses paid during the period January 1, 2017 through June 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,060.20	$4.09	$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class IB	$1,000.00	$1,058.30	$5.36	$1,000.00	$1,019.59	$5.26	1.05%	181	365

47

Hartford Balanced HLS Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 65.0%
	Banks - 7.5%
1,240,210	Bank of America Corp.	$30,087,495
520,390	Citigroup, Inc.	34,803,683
460,770	JP Morgan Chase & Co.	42,114,378
209,380	PNC Financial Services Group, Inc.	26,145,281
717,040	Wells Fargo & Co.	39,731,186

		172,882,023

	Capital Goods - 5.1%
103,260	3M Co.	21,497,700
120,940	Caterpillar, Inc.	12,996,212
283,560	Eaton Corp. plc	22,069,475
309,680	Fortune Brands Home & Security, Inc.	20,203,523
203,590	Ingersoll-Rand plc	18,606,090
182,030	United Technologies Corp.	22,227,683

		117,600,683

	Commercial & Professional Services - 0.6%
382,660	Nielsen Holdings plc	14,793,636

	Consumer Durables & Apparel - 1.5%
281,100	NIKE, Inc. Class B	16,584,900
690,330	PulteGroup, Inc.	16,933,795

		33,518,695

	Consumer Services - 1.5%
305,926	Hilton Worldwide Holdings, Inc.	18,921,523
286,310	Norwegian Cruise Line Holdings Ltd.*	15,543,770

		34,465,293

	Diversified Financials - 2.2%
35,340	BlackRock, Inc.	14,927,970
570,400	Invesco Ltd.	20,072,376
350,870	Thomson Reuters Corp.	16,241,772

		51,242,118

	Energy - 3.9%
153,860	Anadarko Petroleum Corp.	6,976,012
245,405	Chevron Corp.	25,603,104
142,730	EOG Resources, Inc.	12,919,919
174,440	Exxon Mobil Corp.	14,082,541
333,870	Halliburton Co.	14,259,588
539,160	Marathon Oil Corp.	6,389,046
364,210	Suncor Energy, Inc.	10,634,932

		90,865,142

	Food, Beverage & Tobacco - 3.6%
388,149	British American Tobacco plc	26,449,590
173,466	Kraft Heinz Co.	14,855,628
337,080	Mondelez International, Inc. Class A	14,558,485
225,580	Philip Morris International, Inc.	26,494,371

		82,358,074

	Health Care Equipment & Services - 2.5%
292,975	Medtronic plc	26,001,531
166,430	UnitedHealth Group, Inc.	30,859,451

		56,860,982

	Household & Personal Products - 0.7%
300,480	Unilever N.V.	16,607,530

	Insurance - 2.6%
383,740	American International Group, Inc.	23,991,425
339,690	Marsh & McLennan Cos., Inc.	26,482,232

Shares or Principal Amount		Market Value†
COMMON STOCKS - 65.0% - (continued)
	Insurance - 2.6% - (continued)
216,780	Unum Group	$10,108,451

		60,582,108

	Materials - 2.0%
421,590	Dow Chemical Co.	26,589,681
344,890	International Paper Co.	19,524,223

		46,113,904

	Media - 1.9%
570,180	Comcast Corp. Class A	22,191,406
614,250	Viacom, Inc. Class B	20,620,372

		42,811,778

	Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
132,630	Allergan plc	32,241,027
135,930	Amgen, Inc.	23,411,224
508,150	AstraZeneca plc ADR	17,322,833
478,180	Bristol-Myers Squibb Co.	26,644,190
165,400	Eisai Co., Ltd.	9,151,173
433,160	Merck & Co., Inc.	27,761,224
75,726	Roche Holding AG	19,349,117
149,816	UCB S.A.	10,303,785
95,470	Vertex Pharmaceuticals, Inc.*	12,303,219

		178,487,792

	Real Estate - 0.8%
664,054	Park Hotels & Resorts, Inc. REIT	17,902,896

	Retailing - 2.4%
11,702,200	Allstar Co.*(1)(2)(3)	1,872,352
178,780	Home Depot, Inc.	27,424,852
541,300	Liberty Interactive Corp. QVC Group Class A*	13,283,502
5,890	Priceline Group, Inc.*	11,017,363
67,006	Tory Burch LLC*(1)(2)(3)	2,966,363

		56,564,432

	Semiconductors & Semiconductor Equipment - 3.8%
220,610	Analog Devices, Inc.	17,163,458
860,630	Intel Corp.	29,037,656
315,750	Maxim Integrated Products, Inc.	14,177,175
511,180	QUALCOMM, Inc.	28,227,360

		88,605,649

	Software & Services - 7.7%
61,275	Alphabet, Inc. Class C*	55,682,431
284,000	Cognizant Technology Solutions Corp. Class A	18,857,600
763,650	eBay, Inc.*	26,666,658
173,000	Facebook, Inc. Class A*	26,119,540
750,120	Microsoft Corp.	51,705,771

		179,032,000

	Technology Hardware & Equipment - 4.5%
443,050	Apple, Inc.	63,808,061
1,301,430	Cisco Systems, Inc.	40,734,759

		104,542,820

	Transportation - 0.9%
201,500	Union Pacific Corp.	21,945,365

	Utilities - 1.6%
267,540	NextEra Energy, Inc.	37,490,380

	Total Common Stocks (cost $1,087,473,728)	$1,505,273,300

The accompanying notes are an integral part of these financial statements.

48

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 4.2%
		Asset-Backed - Automobile - 0.6%
$	345,000	ARI Fleet Lease Trust 1.91%, 04/15/2026(1)	$344,600
	225,000	CarMax Auto Owner Trust 1.95%, 09/16/2019	225,416
	2,232,858	Chesapeake Funding LLC 2.16%, 06/15/2028(1)(4)	2,241,185
	1,000,000	Chesapeake Funding LLC 1.49%, 05/15/2029(1)(4)	999,960
		Enterprise Fleet Financing LLC
	840,000	1.97%, 01/20/2023(1)	839,956
	500,000	2.13%, 07/20/2022(1)	500,344
	107,750	Exeter Automobile Receivables Trust 1.54%, 11/15/2019(1)	107,709
	724,965	First Investors Auto Owner Trust 1.67%, 11/16/2020(1)	725,059
	515,000	Hyundai Auto Receivables Trust 2.48%, 03/15/2019	517,110
	600,000	Prestige Auto Receivables Trust 1.91%, 04/15/2020(1)	600,534
		Santander Drive Auto Receivables Trust
	655,483	1.97%, 11/15/2019	655,875
	227,286	2.25%, 06/17/2019	227,649
	278,441	2.33%, 11/15/2019	279,292
	1,112,776	2.36%, 04/15/2020	1,115,202
	655,000	2.57%, 03/15/2019	656,728
	1,785,000	Securitized Term Auto Receivables Trust 1.52%, 03/25/2020(1)	1,777,446
		Westlake Automobile Receivables Trust
	420,327	1.57%, 06/17/2019(1)	420,297
	479,836	1.83%, 01/15/2021(1)	479,903
	372,517	Wheels SPV LLC 1.59%, 05/20/2025(1)	371,392

			13,085,657

		Asset-Backed - Credit Card - 0.5%
	2,665,000	CARDS Trust 1.86%, 07/15/2021(1)(4)	2,677,195
	3,275,000	Evergreen Credit Card Trust 1.88%, 04/15/2020(1)(4)	3,289,478
	4,330,000	Trillium Credit Card Trust 1.94%, 05/26/2021(1)(4)	4,347,619

			10,314,292

		Asset-Backed - Finance & Insurance - 2.1%
		Ally Master Owner Trust
	4,885,000	1.54%, 09/15/2019	4,885,957
	4,890,000	1.60%, 10/15/2019	4,890,960
	3,480,000	Atlas Senior Loan Fund Ltd. 2.57%, 01/15/2030(1)(4)(5)	3,480,000
		Bayview Opportunity Master Fund Trust
	842,506	3.50%, 01/28/2055(1)(4)	864,040
	880,000	3.50%, 06/28/2057(1)(4)	906,205
	802,890	4.00%, 11/28/2053(1)(4)	830,992
	1,088,739	4.00%, 10/28/2064(1)(4)	1,124,994
	2,000,000	BlueMountain CLO Ltd. 2.76%, 10/15/2026(1)(4)	1,997,988
	2,000,000	CIFC Funding Ltd. 2.76%, 04/18/2025(1)(4)	1,997,988
	1,015,000	CNH Equipment Trust 1.75%, 04/15/2021	1,015,430

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 4.2% - (continued)
		Asset-Backed - Finance & Insurance - 2.1% - (continued)
		Ford Credit Floorplan Master Owner Trust
$	2,575,000	1.75%, 07/15/2021	$2,557,337
	430,000	2.09%, 03/15/2022(1)	431,646
	1,040,000	GreatAmerica Leasing Receivables Funding LLC 2.36%, 01/20/2023(1)	1,040,582
	4,000,000	Madison Park Funding Ltd. 2.28%, 07/20/2026(1)(4)	4,007,340
		MMAF Equipment Finance LLC
	950,418	1.39%, 12/17/2018(1)	950,308
	590,000	1.73%, 05/18/2020(1)	589,930
	1,000,000	2.21%, 12/15/2032(1)	994,278
	599,928	Nationstar HECM Loan Trust 1.97%, 05/25/2027(1)	599,437
	3,825,000	Oaktree EIF Ltd. 2.33%, 11/15/2025(1)(4)	3,823,053
	2,465,000	Octagon Loan Funding Ltd. 2.32%, 11/18/2026(1)(4)	2,463,745
		OneMain Financial Issuance Trust
	440,000	3.66%, 02/20/2029(1)	450,294
	870,000	4.10%, 03/20/2028(1)	887,486
	1,565,000	SBA Tower Trust 2.90%, 10/15/2044(1)(6)	1,573,244
		Springleaf Funding Trust
	1,765,000	3.16%, 11/15/2024(1)	1,780,964
	755,000	3.48%, 05/15/2028(1)	768,412
	1,965,000	SPS Servicer Advance Receivables Trust 2.53%, 11/16/2048(1)	1,947,873
		Towd Point Mortgage Trust
	1,537,331	2.75%, 10/25/2056(1)(4)	1,535,580
	404,422	2.75%, 04/25/2057(1)(4)	408,278

			48,804,341

		Asset-Backed - Home Equity - 0.0%
	7,906	New Century Home Equity Loan Trust 1.80%, 03/25/2035(4)	7,902

		Commercial Mortgage - Backed Securities - 0.8%
	1,575,000	Commercial Mortgage Trust 3.18%, 02/10/2048	1,594,048
		CSAIL Commercial Mortgage Trust
	3,200,000	3.50%, 06/15/2057	3,278,902
	3,400,000	3.51%, 04/15/2050	3,512,448
	2,220,000	CSMC Trust 2.76%, 04/05/2033(1)	2,246,416
	710,000	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 01/15/2049	754,056
	704,992	LB-UBS Commercial Mortgage Trust 6.30%, 04/15/2041(4)	718,607
	3,100,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.31%, 04/15/2048	3,158,037
	2,500,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(4)	2,524,757
	1,800,000	SG Commercial Mortgage Securities Trust 3.06%, 10/10/2048	1,771,834

			19,559,105

The accompanying notes are an integral part of these financial statements.

49

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 4.2% - (continued)
		Whole Loan Collateral CMO - 0.2%
		Deephaven Residential Mortgage Trust
$	1,015,000	2.45%, 06/25/2047(1)(4)	$1,011,894
	510,081	2.73%, 12/26/2046(1)(4)	509,920
	522,978	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(1)(4)	523,984
	1,414,190	New Residential Mortgage Loan Trust 4.00%, 04/25/2057(1)(4)	1,472,902
	1,153,009	Towd Point Mortgage Trust 2.25%, 04/25/2056(1)(4)	1,149,503

			4,668,203

		Total Asset & Commercial Mortgage Backed Securities (cost $96,837,251)	$96,439,500

CORPORATE BONDS - 19.3%
		Advertising - 0.0%
$	1,065,000	Omnicom Group, Inc. 3.60%, 04/15/2026	$1,071,553

		Aerospace/Defense - 0.2%
	850,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(1)	884,397
		Lockheed Martin Corp.
	1,625,000	4.07%, 12/15/2042	1,660,958
	256,000	4.50%, 05/15/2036	279,189
	340,000	4.70%, 05/15/2046	382,040
	560,000	4.85%, 09/15/2041	634,156

			3,840,740

		Agriculture - 0.4%
		Altria Group, Inc.
	560,000	4.50%, 05/02/2043	596,152
	1,995,000	4.75%, 05/05/2021	2,175,962
		BAT International Finance plc
	685,000	2.75%, 06/15/2020(1)	693,948
	2,775,000	3.25%, 06/07/2022(1)	2,833,317
	290,000	3.50%, 06/15/2022(1)	298,889
	1,065,000	Imperial Brands Finance plc 3.75%, 07/21/2022(1)	1,108,811
		Philip Morris International, Inc.
	325,000	4.88%, 11/15/2043	363,128
	270,000	5.65%, 05/16/2018	279,289

			8,349,496

		Airlines - 0.2%
	3,049,703	Continental Airlines, Inc. 5.98%, 04/19/2022	3,354,674
	2,235,051	Southwest Airlines Co. 6.15%, 08/01/2022	2,469,731

			5,824,405

		Auto Manufacturers - 0.4%
	150,000	Daimler Finance North America LLC 2.25%, 07/31/2019(1)	150,679
	665,000	Ford Motor Co. 4.35%, 12/08/2026	684,578
	4,200,000	Ford Motor Credit Co. LLC 3.10%, 05/04/2023	4,149,646
		General Motors Financial Co., Inc.
	3,185,000	3.70%, 05/09/2023	3,234,237

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 19.3% - (continued)
		Auto Manufacturers - 0.4% - (continued)
$	1,735,000	3.95%, 04/13/2024	$1,759,641
	580,000	Volkswagen Group of America Finance LLC 2.45%, 11/20/2019(1)	583,206

			10,561,987

		Beverages - 0.3%
		Anheuser-Busch InBev Finance, Inc.
	1,750,000	3.65%, 02/01/2026	1,802,973
	310,000	4.70%, 02/01/2036	341,199
	280,000	4.90%, 02/01/2046	316,020
	480,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%, 07/15/2042	464,571
		Coca-Cola Femsa S.A.B. de C.V.
	1,176,000	2.38%, 11/26/2018	1,181,858
	1,300,000	3.88%, 11/26/2023	1,361,387
	245,000	Constellation Brands, Inc. 2.70%, 05/09/2022	244,701
		Molson Coors Brewing Co.
	765,000	3.50%, 05/01/2022	792,383
	215,000	5.00%, 05/01/2042	237,359

			6,742,451

		Biotechnology - 0.2%
	265,000	Amgen, Inc. 4.56%, 06/15/2048	278,822
	1,340,000	Biogen, Inc. 2.90%, 09/15/2020	1,366,861
		Celgene Corp.
	230,000	2.25%, 05/15/2019	231,599
	770,000	3.55%, 08/15/2022	801,581
	535,000	3.63%, 05/15/2024	554,180
		Gilead Sciences, Inc.
	335,000	2.55%, 09/01/2020	339,828
	930,000	3.70%, 04/01/2024	966,816

			4,539,687

		Chemicals - 0.1%
	1,950,000	Agrium, Inc. 3.15%, 10/01/2022	1,989,415

		Commercial Banks - 5.1%
	4,300,000	American Express Centurion Bank 6.00%, 09/13/2017	4,335,122
		Bank of America Corp.
	1,220,000	2.63%, 10/19/2020	1,232,301
	2,950,000	4.20%, 08/26/2024	3,062,407
	1,655,000	5.00%, 05/13/2021	1,805,817
	1,000,000	6.40%, 08/28/2017	1,007,101
	6,000,000	6.88%, 04/25/2018	6,243,774
	2,020,000	Bank of New York Mellon Corp. 2.15%, 02/24/2020	2,031,649
	2,830,000	Banque Federative du Credit Mutuel S.A. 2.75%, 10/15/2020(1)	2,874,906
	800,000	Barclays Bank plc 6.05%, 12/04/2017(1)	813,729
	2,740,000	Barclays plc 3.20%, 08/10/2021	2,779,382
		BNP Paribas S.A.
	2,075,000	2.40%, 12/12/2018	2,092,575
	590,000	2.95%, 05/23/2022(1)	595,875
		BPCE S.A.
	365,000	2.50%, 12/10/2018	368,250

The accompanying notes are an integral part of these financial statements.

50

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 19.3% - (continued)
		Commercial Banks - 5.1% - (continued)
$	305,000	3.00%, 05/22/2022(1)	$307,653
	2,225,000	5.15%, 07/21/2024(1)	2,377,119
		Capital One Financial Corp.
	2,875,000	3.75%, 04/24/2024	2,937,764
	815,000	4.20%, 10/29/2025	821,799
		Citigroup, Inc.
	1,220,000	2.50%, 07/29/2019	1,230,957
	533,000	5.30%, 05/06/2044	603,132
	290,000	8.13%, 07/15/2039	445,247
	1,695,000	Citizens Bank NA 2.55%, 05/13/2021	1,695,936
	505,000	Compass Bank 2.75%, 09/29/2019	508,911
		Credit Agricole S.A.
	950,000	2.50%, 04/15/2019(1)	959,306
	790,000	4.38%, 03/17/2025(1)	818,835
		Credit Suisse AG
	945,000	2.30%, 05/28/2019	951,217
	855,000	3.00%, 10/29/2021	871,281
	250,000	3.63%, 09/09/2024	258,250
	530,000	Credit Suisse Group AG 3.57%, 01/09/2023(1)	543,110
		Credit Suisse Group Funding Guernsey Ltd.
	1,425,000	3.75%, 03/26/2025	1,439,753
	1,885,000	3.80%, 09/15/2022	1,958,479
	2,210,000	Deutsche Bank AG 4.25%, 10/14/2021	2,317,589
		Goldman Sachs Group, Inc.
	3,335,000	2.38%, 01/22/2018	3,349,794
	1,700,000	6.15%, 04/01/2018	1,754,553
	2,590,000	6.25%, 02/01/2041	3,383,294
		HSBC Holdings plc
	1,030,000	3.40%, 03/08/2021	1,058,631
	4,625,000	3.60%, 05/25/2023	4,779,526
	370,000	4.04%, 03/13/2028(4)	383,238
		Huntington National Bank
	2,120,000	2.20%, 11/06/2018	2,125,862
	1,490,000	2.40%, 04/01/2020	1,499,938
		ING Groep N.V.
	345,000	3.15%, 03/29/2022	351,571
	1,100,000	3.95%, 03/29/2027	1,143,827
		JP Morgan Chase & Co.
	2,240,000	3.25%, 09/23/2022	2,295,603
	2,000,000	4.95%, 03/25/2020	2,144,958
	705,000	5.40%, 01/06/2042	853,055
	2,600,000	Korea Development Bank 2.50%, 03/11/2020	2,609,938
	470,000	Macquarie Bank Ltd. 2.40%, 01/21/2020(1)	470,804
		Morgan Stanley
	4,875,000	2.50%, 01/24/2019	4,912,630
	1,450,000	3.13%, 07/27/2026	1,409,758
	1,800,000	3.63%, 01/20/2027	1,812,942
	1,000,000	3.70%, 10/23/2024	1,026,258
	515,000	4.30%, 01/27/2045	532,571
	250,000	5.63%, 09/23/2019	268,579
	4,250,000	National City Corp. 6.88%, 05/15/2019	4,624,438
	4,905,000	NBK SPC Ltd. 2.75%, 05/30/2022(1)	4,851,163

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 19.3% - (continued)
		Commercial Banks - 5.1% - (continued)
$	4,795,000	Santander Bank NA 8.75%, 05/30/2018	$5,082,604
		Santander UK plc
	1,375,000	2.50%, 03/14/2019	1,386,131
	2,150,000	5.00%, 11/07/2023(1)	2,304,839
	1,775,000	Societe Generale S.A. 3.25%, 01/12/2022(1)	1,814,639
	640,000	SunTrust Bank 3.30%, 05/15/2026	625,514
		UBS Group Funding Switzerland AG
	1,665,000	2.95%, 09/24/2020(1)	1,700,909
	1,900,000	3.00%, 04/15/2021(1)	1,929,140
		Wells Fargo & Co.
	4,344,000	4.48%, 01/16/2024	4,656,108
	850,000	4.75%, 12/07/2046	907,523

			118,339,564

		Commercial Services - 0.4%
		Catholic Health Initiatives
	765,000	2.60%, 08/01/2018	769,043
	1,808,000	2.95%, 11/01/2022	1,767,828
	245,000	4.35%, 11/01/2042	221,127
		ERAC USA Finance LLC
	655,000	2.35%, 10/15/2019(1)	656,018
	1,800,000	4.50%, 08/16/2021(1)	1,927,548
	1,500,000	5.63%, 03/15/2042(1)	1,703,482
	2,545,000	Total System Services, Inc. 3.80%, 04/01/2021	2,650,287

			9,695,333

		Construction Materials - 0.0%
	656,000	LafargeHolcim Finance US LLC 4.75%, 09/22/2046(1)	682,381

		Diversified Financial Services - 1.0%
	1,655,000	Capital One Bank USA NA 2.15%, 11/21/2018	1,657,226
	2,475,000	CDP Financial, Inc. 4.40%, 11/25/2019(1)	2,615,491
		GE Capital International Funding Co.
	1,139,000	2.34%, 11/15/2020	1,148,106
	2,222,000	4.42%, 11/15/2035	2,418,398
	1,910,000	LeasePlan Corp. N.V. 2.88%, 01/22/2019(1)	1,916,055
	8,315,255	Postal Square L.P. 8.95%, 06/15/2022	9,664,505
		Synchrony Financial
	2,045,000	2.60%, 01/15/2019	2,055,920
	520,000	2.70%, 02/03/2020	522,637
	355,000	3.00%, 08/15/2019	360,005

			22,358,343

		Electric - 2.1%
	1,300,000	Berkshire Hathaway Energy Co. 4.50%, 02/01/2045	1,407,427
		Dominion Energy, Inc.
	725,000	2.96%, 07/01/2019(6)	735,841
	2,850,000	3.63%, 12/01/2024	2,919,868
	1,750,000	4.10%, 04/01/2021(6)	1,836,765
	1,200,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	1,550,437

The accompanying notes are an integral part of these financial statements.

51

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 19.3% - (continued)
		Electric - 2.1% - (continued)
$	855,000	Duke Energy Corp. 2.65%, 09/01/2026	$812,023
	1,375,000	Electricite de France S.A. 5.63%, 01/22/2024(1)(4)(7)	1,415,906
	365,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	365,559
	1,305,000	Entergy Corp. 2.95%, 09/01/2026	1,249,620
	285,000	Eversource Energy 3.15%, 01/15/2025	285,830
	1,995,000	FirstEnergy Corp. 3.90%, 07/15/2027	2,001,380
	1,705,000	Fortis, Inc. 3.06%, 10/04/2026	1,646,842
	1,000,000	Georgia Power Co. 5.95%, 02/01/2039	1,230,152
	1,275,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(1)	1,593,109
		NextEra Energy Capital Holdings, Inc.
	4,750,000	2.06%, 09/01/2017	4,752,218
	1,700,000	3.55%, 05/01/2027	1,727,003
	340,000	NiSource Finance Corp. 4.80%, 02/15/2044	368,311
	750,000	Oglethorpe Power Corp. 5.25%, 09/01/2050	809,935
		Oncor Electric Delivery Co. LLC
	385,000	2.95%, 04/01/2025	384,356
	1,185,000	4.10%, 06/01/2022	1,261,613
		Pacific Gas & Electric Co.
	695,000	3.85%, 11/15/2023	738,628
	435,000	5.13%, 11/15/2043	516,755
		SCANA Corp.
	2,031,000	4.13%, 02/01/2022	2,042,993
	2,780,000	4.75%, 05/15/2021	2,894,689
	1,100,000	6.25%, 04/01/2020	1,190,972
		South Carolina Electric & Gas Co.
	215,000	4.35%, 02/01/2042	216,580
	280,000	4.60%, 06/15/2043	290,494
	1,180,000	6.05%, 01/15/2038	1,433,954
	2,000,000	Southern California Edison Co. 5.55%, 01/15/2037	2,450,826
		Southern Co.
	1,450,000	2.75%, 06/15/2020	1,466,868
	2,050,000	2.95%, 07/01/2023	2,036,859
		State Grid Overseas Investment Ltd.
	1,795,000	2.75%, 05/07/2019(1)	1,811,516
	1,485,000	2.75%, 05/04/2022(1)	1,478,005
	1,490,000	3.50%, 05/04/2027(1)	1,487,366

			48,410,700

		Engineering & Construction - 0.1%
	1,235,000	SBA Tower Trust 2.88%, 07/15/2021(1)	1,232,468

		Food - 0.3%
		Kraft Heinz Foods Co.
	530,000	3.00%, 06/01/2026	507,237
	2,030,000	3.50%, 07/15/2022	2,092,906
	965,000	4.38%, 06/01/2046	945,057
		Kroger Co.
	620,000	3.30%, 01/15/2021	633,783
	1,065,000	4.00%, 02/01/2024	1,103,361

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 19.3% - (continued)
		Food - 0.3% - (continued)
$	815,000	4.45%, 02/01/2047	$785,584
	880,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(1)	894,080

			6,962,008

		Gas - 0.2%
	1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(1)	1,804,834
	1,910,000	Sempra Energy 3.25%, 06/15/2027	1,882,179

			3,687,013

		Healthcare-Products - 0.1%
		Medtronic, Inc.
	545,000	2.50%, 03/15/2020	552,898
	775,000	3.15%, 03/15/2022	801,999
	1,230,000	3.50%, 03/15/2025	1,279,522
	310,000	3.63%, 03/15/2024	326,333
	192,000	4.38%, 03/15/2035	209,715

			3,170,467

		Healthcare-Services - 0.4%
	1,655,000	Aetna, Inc. 2.80%, 06/15/2023	1,652,129
		Anthem, Inc.
	421,000	3.30%, 01/15/2023	429,379
	675,000	4.65%, 08/15/2044	731,123
	135,000	Catholic Health Initiatives 4.20%, 08/01/2023	137,068
		Dignity Health
	180,000	2.64%, 11/01/2019	182,090
	380,000	3.81%, 11/01/2024	389,896
	521,000	Kaiser Foundation Hospitals 3.50%, 04/01/2022	543,929
	3,475,000	SSM Health Care Corp. 3.82%, 06/01/2027	3,561,013
		UnitedHealth Group, Inc.
	920,000	3.35%, 07/15/2022	960,494
	1,440,000	3.75%, 07/15/2025	1,516,683

			10,103,804

		Household Products - 0.3%
	5,332,352	Procter & Gamble Co. 9.36%, 01/01/2021	6,035,700

		Insurance - 0.4%
	1,445,000	Berkshire Hathaway, Inc. 2.75%, 03/15/2023	1,464,146
		Chubb INA Holdings, Inc.
	495,000	2.30%, 11/03/2020	497,822
	840,000	3.35%, 05/15/2024	869,817
	200,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	214,777
	550,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023(1)	585,137
		MetLife, Inc.
	305,000	1.90%, 12/15/2017	305,514
	2,205,000	3.60%, 04/10/2024	2,316,966
	795,000	4.88%, 11/13/2043	898,640
	2,220,000	Trinity Acquisition plc 4.40%, 03/15/2026	2,318,162

			9,470,981

The accompanying notes are an integral part of these financial statements.

52

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 19.3% - (continued)
		Internet - 0.2%
		Alibaba Group Holding Ltd.
$	200,000	2.50%, 11/28/2019	$201,519
	1,045,000	3.60%, 11/28/2024	1,076,287
		Amazon.com, Inc.
	1,250,000	2.50%, 11/29/2022	1,260,006
	1,020,000	4.80%, 12/05/2034	1,174,224
	480,000	4.95%, 12/05/2044	565,674

			4,277,710

		IT Services - 0.1%
		Apple, Inc.
	80,000	2.45%, 08/04/2026	76,497
	546,000	3.25%, 02/23/2026	555,777
	1,360,000	3.45%, 05/06/2024	1,414,787

			2,047,061

		Lodging - 0.1%
		Marriott International, Inc.
	1,310,000	2.30%, 01/15/2022	1,292,760
	1,900,000	2.88%, 03/01/2021	1,928,031

			3,220,791

		Machinery - Construction & Mining - 0.1%
	1,500,000	Caterpillar Financial Services Corp. 3.30%, 06/09/2024	1,547,022

		Media - 0.6%
		21st Century Fox America, Inc.
	385,000	4.00%, 10/01/2023	406,615
	1,275,000	4.50%, 02/15/2021	1,366,289
	645,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.48%, 10/23/2045	774,137
	2,050,000	Comcast Corp. 4.40%, 08/15/2035	2,203,621
	2,320,000	Cox Communications, Inc. 4.80%, 02/01/2035(1)	2,268,730
		Grupo Televisa S.A.B.
	420,000	5.00%, 05/13/2045	404,031
	700,000	6.13%, 01/31/2046	777,848
		Sky plc
	1,265,000	2.63%, 09/16/2019(1)	1,273,558
	2,386,000	3.75%, 09/16/2024(1)	2,450,878
		Time Warner Cable LLC
	395,000	6.55%, 05/01/2037	471,676
	250,000	7.30%, 07/01/2038	319,537
	480,000	8.25%, 04/01/2019	529,513
	40,000	8.75%, 02/14/2019	43,996
	130,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	163,574
	835,000	Viacom, Inc. 3.88%, 12/15/2021	870,628

			14,324,631

		Mining - 0.1%
	1,575,000	Glencore Finance Canada Ltd. 4.25%, 10/25/2022(1)	1,631,650

		Miscellaneous Manufacturing - 0.1%
	1,165,000	Pentair Finance S.A. 2.90%, 09/15/2018	1,177,029

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 19.3% - (continued)
		Oil & Gas - 1.4%
$	1,665,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	$1,777,121
	1,200,000	BG Energy Capital plc 4.00%, 10/15/2021(1)	1,272,736
		BP Capital Markets plc
	655,000	3.25%, 05/06/2022	673,788
	140,000	3.99%, 09/26/2023	148,572
	2,850,000	4.75%, 03/10/2019	2,989,542
		ConocoPhillips Co.
	195,000	2.88%, 11/15/2021	198,130
	795,000	3.35%, 05/15/2025	807,699
	370,000	4.20%, 03/15/2021	392,291
	395,000	4.30%, 11/15/2044	403,298
	130,000	4.95%, 03/15/2026	144,783
	56,000	5.75%, 02/01/2019	59,273
	2,695,000	Devon Energy Corp. 3.25%, 05/15/2022	2,678,407
	920,000	Marathon Oil Corp. 2.70%, 06/01/2020	911,880
	1,231,000	Noble Energy, Inc. 4.15%, 12/15/2021	1,297,086
		Petroleos Mexicanos
	40,000	5.38%, 03/13/2022(1)	42,110
	2,900,000	5.50%, 01/21/2021	3,042,100
	2,425,000	6.75%, 09/21/2047	2,448,959
	3,540,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020	3,984,096
		Shell International Finance B.V.
	691,000	3.25%, 05/11/2025	705,868
	500,000	4.38%, 03/25/2020	532,105
	3,950,000	Sinopec Group Overseas Development Ltd. 2.50%, 04/28/2020(1)	3,968,599
		Statoil ASA
	340,000	2.25%, 11/08/2019	342,141
	160,000	2.45%, 01/17/2023	158,337
	495,000	2.75%, 11/10/2021	502,161
	1,850,000	2.90%, 11/08/2020	1,894,478
	210,000	3.25%, 11/10/2024	214,576
	45,000	3.70%, 03/01/2024	47,269
	1,375,000	Total Capital International S.A. 2.70%, 01/25/2023	1,382,023

			33,019,428

		Oil & Gas Services - 0.1%
	940,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(1)	957,105
	1,625,000	Schlumberger Investment S.A. 3.65%, 12/01/2023	1,708,088

			2,665,193

		Pharmaceuticals - 1.3%
	270,000	AbbVie, Inc. 3.20%, 11/06/2022	276,928
		Allergan Funding SCS
	1,195,000	3.00%, 03/12/2020	1,220,357
	1,170,000	3.45%, 03/15/2022	1,206,056
	1,000,000	4.55%, 03/15/2035	1,067,328
	600,000	4.85%, 06/15/2044	648,874
		Bayer US Finance LLC
	260,000	2.38%, 10/08/2019(1)	262,070
	1,215,000	3.00%, 10/08/2021(1)	1,239,524

The accompanying notes are an integral part of these financial statements.

53

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 19.3% - (continued)
		Pharmaceuticals - 1.3% - (continued)
		Cardinal Health, Inc.
$	990,000	2.40%, 11/15/2019	$995,645
	445,000	3.08%, 06/15/2024	446,073
	880,000	3.50%, 11/15/2024	898,989
	1,035,000	4.50%, 11/15/2044	1,048,526
		EMD Finance LLC
	2,015,000	2.95%, 03/19/2022(1)	2,050,774
	3,000,000	3.25%, 03/19/2025(1)	3,010,563
	1,525,000	Express Scripts Holding Co. 2.25%, 06/15/2019	1,530,054
		Forest Laboratories LLC
	142,000	4.88%, 02/15/2021(1)	152,779
	800,000	5.00%, 12/15/2021(1)	873,443
		McKesson Corp.
	100,000	2.85%, 03/15/2023	99,928
	650,000	3.80%, 03/15/2024	676,559
		Merck & Co., Inc.
	1,960,000	2.75%, 02/10/2025	1,953,702
	1,640,000	2.80%, 05/18/2023	1,671,086
	1,925,000	Mylan N.V. 3.00%, 12/15/2018	1,950,984
	755,000	Teva Pharmaceutical Finance Co. B.V. 3.65%, 11/10/2021	779,636
		Teva Pharmaceutical Finance Netherlands B.V.
	5,215,000	2.80%, 07/21/2023	5,072,344
	675,000	4.10%, 10/01/2046	621,730

			29,753,952

		Pipelines - 0.7%
	990,000	Columbia Pipeline Group, Inc. 2.45%, 06/01/2018	994,542
		Energy Transfer L.P.
	1,165,000	3.60%, 02/01/2023	1,170,395
	800,000	5.15%, 03/15/2045	777,260
	872,000	7.60%, 02/01/2024	1,016,533
	1,500,000	Kinder Morgan Energy Partners L.P. 6.95%, 01/15/2038	1,791,447
	2,425,000	Phillips 66 Partners L.P. 3.61%, 02/15/2025	2,401,371
	375,000	Regency Energy Partners L.P. / Regency Energy Finance Corp. 4.50%, 11/01/2023	389,108
		Sunoco Logistics Partners Operations L.P.
	610,000	3.45%, 01/15/2023	612,181
	1,724,000	4.40%, 04/01/2021	1,811,462
	1,036,000	TransCanada PipeLines Ltd. 4.88%, 01/15/2026	1,158,812
	1,470,000	Transcanada Trust 5.30%, 03/15/2077(4)	1,511,160
	2,470,000	Western Gas Partners L.P. 4.00%, 07/01/2022	2,531,972

			16,166,243

		Real Estate - 0.1%
		WEA Finance LLC / Westfield UK & Europe Finance plc
	480,000	1.75%, 09/15/2017(1)	479,998
	730,000	2.70%, 09/17/2019(1)	736,033
	1,400,000	3.25%, 10/05/2020(1)	1,424,729

			2,640,760

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 19.3% - (continued)
		Real Estate Investment Trusts - 0.4%
		American Tower Corp.
$	975,000	3.45%, 09/15/2021	$1,005,461
	1,110,000	5.00%, 02/15/2024	1,226,473
	760,000	AvalonBay Communities, Inc. 3.63%, 10/01/2020	787,735
	940,000	Crown Castle International Corp. 3.70%, 06/15/2026	948,049
	2,960,000	HCP, Inc. 4.00%, 06/01/2025	3,032,073
	1,735,000	Scentre Group Trust 2.38%, 11/05/2019(1)	1,738,902

			8,738,693

		Retail - 0.5%
		AutoZone, Inc.
	900,000	3.13%, 07/15/2023	904,447
	1,908,000	3.70%, 04/15/2022	1,978,701
	920,000	3.75%, 06/01/2027	920,259
		CVS Health Corp.
	2,100,000	4.00%, 12/05/2023	2,218,253
	685,000	4.88%, 07/20/2035	760,843
	1,185,000	5.13%, 07/20/2045	1,358,478
	325,000	Home Depot, Inc. 4.40%, 03/15/2045	355,946
	850,000	Lowe’s Cos., Inc. 4.63%, 04/15/2020	901,821
	1,435,000	O’Reilly Automotive, Inc. 3.80%, 09/01/2022	1,508,696

			10,907,444

		Savings & Loans - 0.1%
	1,610,000	Nationwide Building Society 2.35%, 01/21/2020(1)	1,615,976

		Semiconductors - 0.1%
	1,560,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.63%, 01/15/2024(1)	1,595,877
	1,220,000	QUALCOMM, Inc. 2.10%, 05/20/2020	1,225,577

			2,821,454

		Software - 0.1%
		Microsoft Corp.
	1,605,000	2.40%, 08/08/2026	1,544,615
	1,230,000	3.70%, 08/08/2046	1,217,132

			2,761,747

		Telecommunications - 0.8%
		America Movil S.A.B. de C.V.
	635,000	3.13%, 07/16/2022	647,198
	390,000	6.13%, 03/30/2040	473,197
		AT&T, Inc.
	355,000	3.95%, 01/15/2025	361,809
	2,185,000	4.45%, 04/01/2024	2,300,145
	990,000	4.50%, 03/09/2048	926,317
	715,000	GTP Acquisition Partners I LLC 2.35%, 06/15/2020(1)	706,928
		Orange S.A.
	2,200,000	4.13%, 09/14/2021	2,338,961
	576,000	9.00%, 03/01/2031	871,236
		Verizon Communications, Inc.
	2,300,000	2.95%, 03/15/2022(1)	2,315,980

The accompanying notes are an integral part of these financial statements.

54

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 19.3% - (continued)
		Telecommunications - 0.8% - (continued)
$	4,795,000	4.50%, 09/15/2020	$5,122,220
	1,911,000	4.52%, 09/15/2048	1,807,982
	715,000	4.75%, 11/01/2041	711,162
	283,000	4.81%, 03/15/2039(1)	286,062

			18,869,197

		Transportation - 0.2%
		FedEx Corp.
	845,000	4.90%, 01/15/2034	940,564
	1,435,000	5.10%, 01/15/2044	1,610,424
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	1,685,000	3.20%, 07/15/2020(1)	1,728,077
	1,100,000	3.38%, 02/01/2022(1)	1,126,822

			5,405,887

		Total Corporate Bonds (cost $431,367,110)	$446,660,364

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
		Mexico - 0.2%
		Mexico Government International Bond
$	1,674,000	3.50%, 01/21/2021	$1,741,797
	1,566,000	4.15%, 03/28/2027	1,621,593
	150,000	4.75%, 03/08/2044	150,150

			3,513,540

		Qatar - 0.1%
	2,075,000	Qatar Government International Bond 2.38%, 06/02/2021(1)	2,023,922

		Saudi Arabia - 0.0%
	935,000	Saudi Government International Bond 2.38%, 10/26/2021(1)	920,040

		South Korea - 0.1%
	2,300,000	Export-Import Bank of Korea 1.75%, 05/26/2019	2,284,291

		Total Foreign Government Obligations (cost $8,610,985)	$8,741,793

MUNICIPAL BONDS - 1.6%
		General - 0.4%
$	1,985,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	$2,524,960
	1,345,000	Kansas, Development FA 4.93%, 04/15/2045	1,471,954
	2,400,000	New Jersey State, Economic DA 3.80%, 06/15/2018	2,420,352
	410,000	New York City, Transitional FA Building Aid Rev 6.83%, 07/15/2040	544,398
	3,530,000	New York State Urban Development Corp. 2.10%, 03/15/2022	3,522,834

			10,484,498

		General Obligation - 0.6%
		California State, GO Taxable
	1,100,000	7.35%, 11/01/2039	1,616,175
	1,235,000	7.55%, 04/01/2039	1,885,499

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 1.6% - (continued)
		General Obligation - 0.6% - (continued)
$	685,000	Chicago, IL, Metropolitan Water Reclamation GO 5.72%, 12/01/2038	$837,173
		Illinois State, GO
	4,640,000	5.10%, 06/01/2033	4,343,597
	75,000	5.16%, 02/01/2018	75,776
	590,000	5.20%, 03/01/2018	600,166
	2,320,000	5.67%, 03/01/2018	2,357,932
	1,785,000	Los Angeles, CA, Unified School District GO 5.75%, 07/01/2034	2,254,562

			13,970,880

		Higher Education - 0.1%
	1,460,000	University of California, Build America Bonds Rev 5.77%, 05/15/2043	1,870,202

		Medical - 0.1%
	1,935,000	University of California, Regents MedCenter Pooled Rev 6.58%, 05/15/2049	2,629,065

		Power - 0.0%
	485,000	New York, Utility Debt Securitization Auth 3.44%, 12/15/2025	502,950

		Transportation - 0.3%
	1,875,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	2,396,119
		New York and New Jersey PA, Taxable Rev
	685,000	4.81%, 10/15/2065	793,819
	570,000	6.04%, 12/01/2029	729,036
	1,400,000	North Texas Tollway Auth Rev 6.72%, 01/01/2049	2,041,998

			5,960,972

		Utility - Electric - 0.1%
	1,265,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	1,550,991

		Total Municipal Bonds (cost $33,137,649)	$36,969,558

U.S. GOVERNMENT AGENCIES - 0.4%
		FHLMC - 0.0%
$	43,054	2.96%, 04/01/2029(4)	$44,448
	36,752	4.00%, 03/01/2041	38,809

			83,257

		FNMA - 0.2%
	90,935	4.50%, 11/01/2023	97,533
	137,905	4.50%, 03/01/2038	148,218
	92,509	4.50%, 11/01/2039	99,640
	58,200	4.50%, 04/01/2040	63,187
	143,571	4.50%, 08/01/2040	155,289
	54,429	4.50%, 02/01/2041	58,874
	661,161	4.50%, 04/01/2041	715,128
	440,641	4.50%, 06/01/2041	476,681
	633,399	4.50%, 07/01/2041	683,863
	251,724	4.50%, 09/01/2041	271,891
	96,278	4.50%, 07/01/2044	103,399
	950,000	4.50%, 07/01/2047(5)(8)	1,019,060
	900,000	4.50%, 08/01/2047(5)(8)	964,213

The accompanying notes are an integral part of these financial statements.

55

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 0.4% - (continued)
		FNMA - 0.2% - (continued)
$	2,029	5.00%, 02/01/2019	$2,078
	24,154	5.00%, 04/01/2019	24,735

			4,883,789

		GNMA - 0.2%
	117,934	5.00%, 07/15/2037	129,593
	17,345	6.00%, 06/15/2024	19,553
	6,115	6.00%, 07/15/2026	6,894
	8,997	6.00%, 01/15/2028	10,142
	2,500	6.00%, 03/15/2028	2,863
	62,441	6.00%, 04/15/2028	70,445
	99,704	6.00%, 05/15/2028	112,398
	21,611	6.00%, 06/15/2028	24,362
	55,868	6.00%, 07/15/2028	62,981
	19,601	6.00%, 08/15/2028	22,097
	76,597	6.00%, 09/15/2028	86,350
	126,770	6.00%, 10/15/2028	142,147
	206,646	6.00%, 11/15/2028	232,993
	137,408	6.00%, 12/15/2028	154,906
	4,074	6.00%, 12/15/2031	4,693
	31,647	6.00%, 09/15/2032	37,318
	10,704	6.00%, 11/15/2032	12,512
	19,927	6.00%, 01/15/2033	22,464
	2,092	6.00%, 04/15/2033	2,358
	111,146	6.00%, 06/15/2033	127,045
	43,397	6.00%, 10/15/2033	49,435
	5,532	6.00%, 11/15/2033	6,278
	95,754	6.00%, 10/15/2034	108,625
	61,223	6.00%, 01/15/2035	69,018
	7,816	6.00%, 05/15/2035	8,811
	15,474	6.00%, 06/15/2035	17,444
	1,070	6.50%, 03/15/2026	1,169
	5,256	6.50%, 01/15/2028	5,743
	81,131	6.50%, 03/15/2028	88,657
	146,566	6.50%, 04/15/2028	160,162
	39,894	6.50%, 05/15/2028	43,595
	206,923	6.50%, 06/15/2028	226,119
	10,501	6.50%, 10/15/2028	11,475
	3,858	6.50%, 02/15/2035	4,470
	24,898	7.00%, 11/15/2031	28,437
	12,057	7.00%, 03/15/2032	13,803
	1,433,338	7.00%, 11/15/2032	1,714,778
	202,685	7.00%, 01/15/2033	238,854
	219,172	7.00%, 05/15/2033	257,753
	41,626	7.00%, 07/15/2033	48,449
	263,125	7.00%, 11/15/2033	309,657
	105,534	7.50%, 09/16/2035	123,051
	197	8.00%, 09/15/2026	217
	131	8.00%, 11/15/2026	145
	11,876	8.00%, 12/15/2026	13,862
	158	8.00%, 09/15/2027	165
	7,903	8.00%, 07/15/2029	9,405
	3,566	8.00%, 11/15/2029	3,578
	19,014	8.00%, 12/15/2029	20,011
	4,415	8.00%, 01/15/2030	4,554
	6,462	8.00%, 02/15/2030	6,660
	1,113	8.00%, 03/15/2030	1,132
	57,185	8.00%, 04/15/2030	58,002
	10,873	8.00%, 05/15/2030	11,222
	47,373	8.00%, 06/15/2030	50,247
	3,715	8.00%, 07/15/2030	4,083

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 0.4% - (continued)
		GNMA - 0.2% - (continued)
$	74,643	8.00%, 08/15/2030	$76,896
	16,774	8.00%, 09/15/2030	17,291
	9,475	8.00%, 11/15/2030	9,720
	170,560	8.00%, 12/15/2030	190,972
	268	8.00%, 02/15/2031	282
	6,890	9.00%, 06/15/2022	6,986

			5,305,327

		Total U.S. Government Agencies (cost $9,661,295)	$10,272,373

U.S. GOVERNMENT SECURITIES - 8.7%
		U.S. Treasury Securities - 8.7%
		U.S. Treasury Bonds - 3.5%
$	19,450,000	2.50%, 02/15/2045(9)	$18,151,557
	4,495,000	2.50%, 05/15/2046	4,181,932
	10,450,800	2.88%, 05/15/2043	10,552,047
	3,050,000	3.00%, 02/15/2047	3,146,264
	1,900,000	3.00%, 05/15/2047	1,960,859
	8,995,000	3.13%, 08/15/2044	9,503,424
	4,630,000	3.38%, 05/15/2044	5,114,886
	21,300,000	4.38%, 02/15/2038	27,138,373

			79,749,342

		U.S. Treasury Notes - 5.2%
	34,773,100	0.38%, 01/15/2027(10)	34,152,018
	5,815,000	1.25%, 03/31/2021	5,718,692
	550,000	1.38%, 09/30/2020	545,918
	5,570,000	1.38%, 01/31/2021	5,511,688
	1,600,000	1.50%, 05/15/2020	1,598,187
	41,870,000	1.50%, 03/31/2023	40,721,841
	12,760,000	1.63%, 07/31/2019	12,818,313
	11,185,000	1.75%, 09/30/2019	11,265,398
	2,000,000	1.88%, 04/30/2022	1,999,610
	630,000	2.38%, 05/15/2027	633,986
	5,150,000	2.75%, 11/15/2023	5,360,831

			120,326,482

			200,075,824

		Total U.S. Government Securities (cost $194,185,526)	$200,075,824

		Total Long-Term Investments (cost $1,861,273,544)	$2,304,432,712

SHORT-TERM INVESTMENTS - 0.4%
		Other Investment Pools & Funds - 0.4%
	9,263,197	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$9,263,197

		Total Short-Term Investments (cost $9,263,197)	$9,263,197

Total Investments (cost $1,870,536,741)^	100.0%	$2,313,695,909
Other Assets and Liabilities	0.0%	798,021

Total Net Assets	100.0%	$2,314,493,930

The accompanying notes are an integral part of these financial statements.

56

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$481,633,688
Unrealized Depreciation	(38,474,520)

Net Unrealized Appreciation	$443,159,168

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2017, the aggregate value of these securities was $158,542,737, which represented 6.8% of total net assets.

(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
08/2011	11,702,200	Allstar Co.	$5,090,681
11/2013	67,006	Tory Burch LLC	5,251,707

			$10,342,388

At June 30, 2017, the aggregate value of these securities was $4,838,715, which represented 0.2% of total net assets.

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2017, the aggregate fair value of these securities was $4,838,715, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2017.

(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $5,469,578 at June 30, 2017.

(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(8)	Represents or includes a TBA transaction.

(9)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

(10)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

The accompanying notes are an integral part of these financial statements.

57

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Futures Contracts Outstanding at June 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Ultra Bond Future	2	09/20/2017	$329,378	$331,750	$2,372

Short position contracts:
U.S. Treasury 10-Year Note Future	219	09/20/2017	$27,618,940	$27,491,344	$127,596

Total futures contracts					$129,968

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced

Municipal Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
PA	Port Authority
Rev	Revenue

The accompanying notes are an integral part of these financial statements.

58

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$172,882,023	$172,882,023	$—	$—
Capital Goods	117,600,683	117,600,683	—	—
Commercial & Professional Services	14,793,636	14,793,636	—	—
Consumer Durables & Apparel	33,518,695	33,518,695	—	—
Consumer Services	34,465,293	34,465,293	—	—
Diversified Financials	51,242,118	51,242,118	—	—
Energy	90,865,142	90,865,142	—	—
Food, Beverage & Tobacco	82,358,074	55,908,484	26,449,590	—
Health Care Equipment & Services	56,860,982	56,860,982	—	—
Household & Personal Products	16,607,530	16,607,530	—	—
Insurance	60,582,108	60,582,108	—	—
Materials	46,113,904	46,113,904	—	—
Media	42,811,778	42,811,778	—	—
Pharmaceuticals, Biotechnology & Life Sciences	178,487,792	139,683,717	38,804,075	—
Real Estate	17,902,896	17,902,896	—	—
Retailing	56,564,432	51,725,717	—	4,838,715
Semiconductors & Semiconductor Equipment	88,605,649	88,605,649	—	—
Software & Services	179,032,000	179,032,000	—	—
Technology Hardware & Equipment	104,542,820	104,542,820	—	—
Transportation	21,945,365	21,945,365	—	—
Utilities	37,490,380	37,490,380	—	—
Asset & Commercial Mortgage Backed Securities	96,439,500	—	96,439,500	—
Corporate Bonds	446,660,364	—	446,660,364	—
Foreign Government Obligations	8,741,793	—	8,741,793	—
Municipal Bonds	36,969,558	—	36,969,558	—
U.S. Government Agencies	10,272,373	—	10,272,373	—
U.S. Government Securities	200,075,824	—	200,075,824	—
Short-Term Investments	9,263,197	9,263,197	—	—
Futures Contracts(2)	129,968	129,968	—	—

Total	$2,313,825,877	$1,444,574,085	$864,413,077	$4,838,715

(1)	For the six-month period ended June 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2017 is not presented.

The accompanying notes are an integral part of these financial statements.

59

Hartford Capital Appreciation HLS Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7%
	Automobiles & Components - 2.4%
351,440	Delphi Automotive plc	$30,803,716
279,549	General Motors Co.	9,764,646
1,097,024	Goodyear Tire & Rubber Co.	38,351,959
259,160	Magna International, Inc.	12,004,736
708,400	Tata Motors Ltd. ADR	23,384,284
25,774	Tesla, Inc.*	9,320,136

		123,629,477

	Banks - 8.7%
7,846,148	Banco Santander S.A.	52,097,429
1,714,300	Bank of America Corp.	41,588,918
142,377	BB&T Corp.	6,465,340
1,564,236	Citigroup, Inc.	104,616,104
4,300,560	ICICI Bank Ltd. ADR	38,576,023
2,258,596	Itau Unibanco Holding S.A. ADR	24,957,486
506,871	JP Morgan Chase & Co.	46,328,009
56,767	M&T Bank Corp.	9,193,416
609,488	PNC Financial Services Group, Inc.	76,106,766
690,672	UniCredit S.p.A.*	12,937,138
683,283	Wells Fargo & Co.	37,860,711

		450,727,340

	Capital Goods - 3.0%
609,155	AerCap Holdings N.V.*	28,283,067
135,705	Airbus SE	11,199,120
212,038	Cie de Saint-Gobain	11,323,894
121,815	Eaton Corp. plc	9,480,861
41,911	General Dynamics Corp.	8,302,569
350,600	Harry’s, Inc.*(1)(2)(3)	4,982,026
61,999	Honeywell International, Inc.	8,263,847
2,006,000	Kawasaki Heavy Industries Ltd.	5,971,102
78,076	Lockheed Martin Corp.	21,674,678
119,677	Middleby Corp.*	14,541,952
47,721	Rockwell Automation, Inc.	7,728,893
786,530	Sanwa Holdings Corp.	8,306,474
133,478	United Technologies Corp.	16,298,999

		156,357,482

	Commercial & Professional Services - 1.8%
225,693	Clean Harbors, Inc.*	12,600,440
110,891	Equifax, Inc.	15,238,641
304,800	Herman Miller, Inc.	9,265,920
425,702	IHS Markit Ltd.*	18,747,916
852,700	Steelcase, Inc. Class A	11,937,800
577,434	TransUnion*	25,008,667

		92,799,384

	Consumer Durables & Apparel - 2.1%
39,057,860	Global Brands Group Holding Ltd.*	4,096,672
940,060	NIKE, Inc. Class B	55,463,540
929,400	Sony Corp.	35,450,794
258,300	VF Corp.	14,878,080

		109,889,086

	Consumer Services - 2.0%
323,932	Hilton Worldwide Holdings, Inc.	20,035,194
229,874	Las Vegas Sands Corp.	14,686,650
74,071	Marriott Vacations Worldwide Corp.	8,721,860
173,404	McDonald’s Corp.	26,558,557
513,808	Melco Resorts & Entertainment Ltd. ADR	11,534,990
100,642	New Oriental Education & Technology Group, Inc. ADR*	7,094,254

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Consumer Services - 2.0% - (continued)
109,183	Wynn Resorts Ltd.	$14,643,624

		103,275,129

	Diversified Financials - 4.1%
450,610	American Express Co.	37,959,386
70,324	BlackRock, Inc.	29,705,561
992,669	Blackstone Group L.P.	33,105,511
104,844	Capital One Financial Corp.	8,662,211
871,876	Deutsche Bank AG	15,501,767
88,200	Goldman Sachs Group, Inc.	19,571,580
201,564	Intercontinental Exchange, Inc.	13,287,099
65,908	Raymond James Financial, Inc.	5,287,140
750,000	Saban Capital Acquisition Corp. UNIT*	8,058,750
184,285	Synchrony Financial	5,495,379
778,510	TD Ameritrade Holding Corp.	33,468,145

		210,102,529

	Energy - 2.6%
271,921	Anadarko Petroleum Corp.	12,328,898
126,876	Baker Hughes, Inc.	6,916,011
501,750	Cabot Oil & Gas Corp.	12,583,890
262,409	Canadian Natural Resources Ltd.	7,567,876
69,693	Diamondback Energy, Inc.*	6,189,435
339,044	Halliburton Co.	14,480,569
87,719	Helmerich & Payne, Inc.	4,766,651
120,694	Hess Corp.	5,294,846
384,786	HollyFrontier Corp.	10,570,071
839,724	Kinder Morgan, Inc.	16,089,112
411,536	Marathon Oil Corp.	4,876,702
145,327	Newfield Exploration Co.*	4,136,006
93,154	Pioneer Natural Resources Co.	14,865,515
674,300	YPF S.A. ADR	14,767,170

		135,432,752

	Food & Staples Retailing - 1.7%
227,365	Costco Wholesale Corp.	36,362,484
334,800	Kroger Co.	7,807,536
291,145	Seven & I Holdings Co., Ltd.	12,013,935
211,302	Wal-Mart Stores, Inc.	15,991,335
219,600	Walgreens Boots Alliance, Inc.	17,196,876

		89,372,166

	Food, Beverage & Tobacco - 2.3%
282,568	British American Tobacco plc	19,254,997
564,685	Coca-Cola Co.	25,326,122
85,680	Dr Pepper Snapple Group, Inc.	7,806,305
195,899	General Mills, Inc.	10,852,805
323,663	Hostess Brands, Inc.*	5,210,974
58,264	JM Smucker Co.	6,894,379
117,030	Kellogg Co.	8,128,904
750,634	Monster Beverage Corp.*	37,291,497

		120,765,983

	Health Care Equipment & Services - 6.5%
35,850	ABIOMED, Inc.*	5,137,305
95,525	Aetna, Inc.	14,503,561
42,337	Align Technology, Inc.*	6,355,631
295,581	Baxter International, Inc.	17,894,474
63,813	Becton Dickinson and Co.	12,450,555
382,099	Boston Scientific Corp.*	10,591,784
341,693	Cardinal Health, Inc.	26,624,719
88,346	DexCom, Inc.*	6,462,510

The accompanying notes are an integral part of these financial statements.

60

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Health Care Equipment & Services - 6.5% - (continued)
53,810	Edwards Lifesciences Corp.*	$6,362,494
221,923	Envision Healthcare Corp.*	13,907,914
374,070	HCA Healthcare, Inc.*	32,618,904
430,405	Hologic, Inc.*	19,531,779
142,130	Insulet Corp.*	7,292,690
18,322	Intuitive Surgical, Inc.*	17,137,849
51,451	Laboratory Corp. of America Holdings*	7,930,657
289,780	McKesson Corp.	47,680,401
419,177	Medtronic plc	37,201,959
68,433	Quest Diagnostics, Inc.	7,607,012
117,600	STERIS plc	9,584,400
119,599	UnitedHealth Group, Inc.	22,176,047
116,853	Veeva Systems, Inc. Class A*	7,164,257

		336,216,902

	Household & Personal Products - 1.0%
75,638	Beiersdorf AG	7,955,717
402,787	Colgate-Palmolive Co.	29,858,601
639,816	Coty, Inc. Class A	12,002,948

		49,817,266

	Insurance - 5.0%
141,516	Aflac, Inc.	10,992,963
340,386	American International Group, Inc.	21,280,933
325,241	Arthur J Gallagher & Co.	18,620,047
554,878	AXA S.A.	15,194,415
442,763	Chubb Ltd.	64,368,885
335,613	Marsh & McLennan Cos., Inc.	26,164,389
696,208	MetLife, Inc.	38,249,668
139,712	Principal Financial Group, Inc.	8,951,348
421,400	Sony Financial Holdings, Inc.	7,206,774
231,700	Tokio Marine Holdings, Inc.	9,641,790
73,816	Torchmark Corp.	5,646,924
92,448	Travelers Cos., Inc.	11,697,445
183,134	Unum Group	8,539,538
306,208	XL Group Ltd.	13,411,910

		259,967,029

	Materials - 2.7%
237,694	Celanese Corp. Series A	22,566,668
9,640,168	Glencore plc*	36,123,886
149,841	International Paper Co.	8,482,499
690,200	Ivanhoe Mines Ltd. Class A*	2,219,413
153,930	Packaging Corp. of America	17,146,263
356,553	Platform Specialty Products Corp.*	4,521,092
110,300	PPG Industries, Inc.	12,128,588
131,904	Praxair, Inc.	17,483,875
277,122	Reliance Steel & Aluminum Co.	20,177,253

		140,849,537

	Media - 1.5%
193,798	John Wiley & Sons, Inc. Class A	10,222,845
100,974	Omnicom Group, Inc.	8,370,745
735,476	SES S.A.	17,229,916
702,330	Viacom, Inc. Class B	23,577,218
146,910	Walt Disney Co.	15,609,187
29,800	Weinstein Co. LLC*(1)(2)(3)	—

		75,009,911

	Pharmaceuticals, Biotechnology & Life Sciences - 9.6%
399,948	Agilent Technologies, Inc.	23,720,916
192,100	Alder Biopharmaceuticals, Inc.*	2,199,545

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 9.6% - (continued)
291,422	Alkermes plc*	$16,893,733
163,253	Allergan plc	39,685,172
833,000	AstraZeneca plc ADR	28,396,970
31,951	Biogen, Inc.*	8,670,223
2,082,106	Bristol-Myers Squibb Co.	116,014,946
249,621	Celgene Corp.*	32,418,279
90,360	Eisai Co., Ltd.	4,999,395
212,823	Exact Sciences Corp.*	7,527,550
112,018	Incyte Corp.*	14,104,186
464,363	Ionis Pharmaceuticals, Inc.*	23,622,146
131,370	Johnson & Johnson	17,378,937
255,799	Merck & Co., Inc.	16,394,158
29,794	Mettler-Toledo International, Inc.*	17,534,961
604,544	Mylan N.V.*	23,468,398
193,780	Novartis AG	16,185,786
489,840	Pfizer, Inc.	16,453,726
55,239	Regeneron Pharmaceuticals, Inc.*	27,130,083
141,893	TESARO, Inc.*	19,845,155
612,641	Teva Pharmaceutical Industries Ltd. ADR	20,351,934
39,717	Vertex Pharmaceuticals, Inc.*	5,118,330

		498,114,529

	Real Estate - 2.2%
117,747	American Tower Corp. REIT	15,580,283
518,051	Columbia Property Trust, Inc. REIT	11,593,981
816,426	Host Hotels & Resorts, Inc. REIT	14,916,103
171,440	Public Storage REIT	35,750,383
64,500	Simon Property Group, Inc. REIT	10,433,520
778,104	STORE Capital Corp. REIT	17,468,435
245,566	Vonovia SE	9,770,130

		115,512,835

	Retailing - 4.7%
8,451,700	Allstar Co.*(1)(2)(3)	1,352,272
22,260	Amazon.com, Inc.*	21,547,680
257,483	CarMax, Inc.*	16,236,878
165,625	Ctrip.com International Ltd. ADR*	8,920,562
182,548	Expedia, Inc.	27,190,525
17,385	Honest Co.*(1)(2)(3)	523,115
243,336	Lowe’s Cos., Inc.	18,865,840
401,818	Netflix, Inc.*	60,035,627
18,253	Priceline Group, Inc.*	34,142,602
368,572	TJX Cos., Inc.	26,599,841
115,140	Tory Burch LLC*(1)(2)(3)	5,097,234
45,412	Ulta Salon Cosmetics & Fragrance, Inc.*	13,048,684
150,057	Wayfair, Inc. Class A*	11,536,382

		245,097,242

	Semiconductors & Semiconductor Equipment - 4.2%
1,125,477	Advanced Micro Devices, Inc.*	14,045,953
175,226	Applied Materials, Inc.	7,238,586
37,115	Broadcom Ltd.	8,649,651
98,948	Cavium, Inc.*	6,147,639
276,947	Intel Corp.	9,344,192
143,865	Microchip Technology, Inc.	11,103,501
314,825	Micron Technology, Inc.*	9,400,674
107,032	NVIDIA Corp.	15,472,546
1,261,469	QUALCOMM, Inc.	69,658,318
171,218	Silicon Motion Technology Corp. ADR	8,257,844
154,879	Skyworks Solutions, Inc.	14,860,640
2,935,190	Taiwan Semiconductor Manufacturing Co., Ltd.	20,053,844

The accompanying notes are an integral part of these financial statements.

61

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Semiconductors & Semiconductor Equipment - 4.2% - (continued)
683,200	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	$23,884,672

		218,118,060

	Software & Services - 15.7%
306,378	Accenture plc Class A	37,892,831
196,541	Activision Blizzard, Inc.	11,314,865
86,510	Adobe Systems, Inc.*	12,235,974
495,934	Alibaba Group Holding Ltd. ADR*	69,877,101
23,125	Alliance Data Systems Corp.	5,935,956
5,239	Alphabet, Inc. Class A*	4,870,594
48,672	Alphabet, Inc. Class C*	44,229,707
119,000	Amdocs Ltd.	7,670,740
187,242	Autodesk, Inc.*	18,877,739
189,318	Automatic Data Processing, Inc.	19,397,522
653,262	Cadence Design Systems, Inc.*	21,877,744
44,455	CoStar Group, Inc.*	11,718,338
176,982	Dropbox, Inc. Class B*(1)(2)(3)	1,996,357
353,400	eBay, Inc.*	12,340,728
631,473	Facebook, Inc. Class A*	95,339,794
125,190	FleetCor Technologies, Inc.*	18,053,650
1,039,840	Genpact Ltd.	28,938,747
674,324	Global Payments, Inc.	60,904,944
545,106	GoDaddy, Inc. Class A*	23,123,397
2,552,325	Just Eat plc*	21,786,060
603,221	Microsoft Corp.	41,580,024
29,421	NetEase, Inc. ADR	8,844,835
358,190	Oracle Corp.	17,959,647
280,314	PayPal Holdings, Inc.*	15,044,452
253,070	Salesforce.com, Inc.*	21,915,862
473,650	ServiceNow, Inc.*	50,206,900
37,790	Ultimate Software Group, Inc.*	7,938,167
211,846	VeriSign, Inc.*	19,693,204
290,904	Visa, Inc. Class A	27,280,977
427,067	Workday, Inc. Class A*	41,425,499
356,570	Zillow Group, Inc. Class A*	17,414,879
333,040	Zillow Group, Inc. Class C*	16,322,290

		814,009,524

	Technology Hardware & Equipment - 3.9%
170,700	Acacia Communications, Inc.*	7,078,929
199,169	Apple, Inc.	28,684,319
102,749	Arista Networks, Inc.*	15,390,773
295,094	CDW Corp. of Delaware	18,452,228
513,023	Cisco Systems, Inc.	16,057,620
1,916,500	Flex Ltd.*	31,258,115
178,200	Keysight Technologies, Inc.*	6,937,326
15,958	Samsung Electronics Co., Ltd.	33,237,648
678,905	Trimble, Inc.*	24,216,541
195,573	Western Digital Corp.	17,327,768

		198,641,267

	Telecommunication Services - 1.0%
420,455	AT&T, Inc.	15,863,767
183,100	Nippon Telegraph & Telephone Corp.	8,643,066
186,700	SoftBank Group Corp.	15,176,861
284,514	Verizon Communications, Inc.	12,706,395

		52,390,089

	Transportation - 4.5%
186,827	Alaska Air Group, Inc.	16,769,592

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Transportation - 4.5% - (continued)
1,742,400	Azul S.A. (Preference Shares)*	$12,333,388
467,834	Canadian National Railway Co.	37,959,202
281,827	CSX Corp.	15,376,481
206,622	Delta Air Lines, Inc.	11,103,866
50,068	FedEx Corp.	10,881,278
199,499	Genesee & Wyoming, Inc. Class A*	13,643,737
202,067	J.B. Hunt Transport Services, Inc.	18,464,883
330,965	Knight Transportation, Inc.	12,262,253
289,170	Southwest Airlines Co.	17,969,024
159,650	Swift Transportation Co.*	4,230,725
244,441	Union Pacific Corp.	26,622,069
310,638	United Parcel Service, Inc. Class B	34,353,456

		231,969,954

	Utilities - 3.5%
127,963	Ameren Corp.	6,995,737
163,320	American Electric Power Co., Inc.	11,345,840
118,245	Consolidated Edison, Inc.	9,556,561
174,145	Duke Energy Corp.	14,556,781
123,677	Edison International	9,670,305
93,269	Entergy Corp.	7,160,261
139,454	Eversource Energy	8,466,252
454,102	Exelon Corp.	16,379,459
1,107,009	Iberdrola S.A.	8,772,398
331,303	OGE Energy Corp.	11,526,031
263,691	PG&E Corp.	17,501,172
254,253	PPL Corp.	9,829,421
207,946	Public Service Enterprise Group, Inc.	8,943,757
87,057	SCANA Corp.	5,833,690
95,848	Sempra Energy	10,806,862
269,153	Southern Co.	12,887,046
203,601	Xcel Energy, Inc.	9,341,214

		179,572,787

	Total Common Stocks (cost $4,405,859,518)	$5,007,638,260

PREFERRED STOCKS - 1.0%
	Consumer Durables & Apparel - 0.0%
127,917	One Kings Lane, Inc.*(1)(2)(3)	$26,274

	Consumer Services - 0.1%
16,619	Airbnb, Inc. Series E*(1)(2)(3)	1,744,995
161,097	DraftKings, Inc. Series D*(1)(2)(3)	368,912
139,659	DraftKings, Inc. Series D-1*(1)(2)(3)	430,150

		2,544,057

	Diversified Financials - 0.0%
85,350	Social Finance, Inc.*(1)(2)(3)	1,428,759

	Software & Services - 0.9%
56,702	Cloudera, Inc.*(1)(3)	849,322
29,504	Magic Leap, Inc. Series C*(1)(2)(3)	679,566
50,200	Nanigans, Inc.*(1)(2)(3)	308,730
793,410	Pinterest, Inc. Series G*(1)(2)(3)	5,695,963
20,891	Sharecare*(1)(2)(3)	6,267,300
815,160	Uber Technologies, Inc.*(1)(2)(3)	33,796,534
293,655	Zuora, Inc. Series F*(1)(2)(3)	1,400,734

		48,998,149

	Total Preferred Stocks (cost $33,427,730)	$52,997,239

The accompanying notes are an integral part of these financial statements.

62

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Retailing - 0.0%
40,566	Honest Co. Series C*(1)(2)(3)	$1,240,914

	Total Convertible Preferred Stocks (cost $1,097,606)	$1,240,914

	Total Long-Term Investments (cost $4,440,384,854)	$5,061,876,413

SHORT-TERM INVESTMENTS - 1.3%
	Other Investment Pools & Funds - 1.3%
67,256,043	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$67,256,043

	Total Short-Term Investments (cost $67,256,043)	$67,256,043

Total Investments (cost $4,507,640,897)^	99.0%	$5,129,132,456
Other Assets and Liabilities	1.0%	49,608,624

Total Net Assets	100.0%	$5,178,741,080

The accompanying notes are an integral part of these financial statements.

63

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$725,697,442
Unrealized Depreciation	(104,205,883)

Net Unrealized Appreciation	$621,491,559

*	Non-income producing.

(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2017, the aggregate fair value of these securities was $68,189,157, which represented 1.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2017, the aggregate value of these securities was $67,339,835, which represented 1.3% of total net assets.

(3)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
06/2015	16,619	Airbnb, Inc. Series E Preferred	$1,547,136
08/2011	8,451,700	Allstar Co.	3,676,649
02/2014	56,702	Cloudera, Inc. Preferred	825,581
07/2015	161,097	DraftKings, Inc. Series D Preferred	867,652
08/2015	139,659	DraftKings, Inc. Series D-1 Preferred	1,070,544
05/2012	176,982	Dropbox, Inc. Class B	1,601,989
06/2015	350,600	Harry’s, Inc.	4,713,607
08/2014	17,385	Honest Co.	470,391
08/2014	40,566	Honest Co. Series C Convertible Preferred	1,097,606
12/2015	29,504	Magic Leap, Inc. Series C Preferred	679,566
03/2015	50,200	Nanigans, Inc. Preferred	548,109
01/2014	127,917	One Kings Lane, Inc. Preferred	1,865,337
03/2015	793,410	Pinterest, Inc. Series G Preferred	5,695,963
03/2015	20,891	Sharecare Preferred	5,220,034
09/2015	85,350	Social Finance, Inc. Preferred	1,346,507
11/2013	115,140	Tory Burch LLC	9,024,247
06/2014	815,160	Uber Technologies, Inc. Preferred	12,645,618
10/2005	29,800	Weinstein Co. LLC	27,950,957
01/2015	293,655	Zuora, Inc. Series F Preferred	1,115,683

			$81,963,176

At June 30, 2017, the aggregate value of these securities was $68,189,157, which represented 1.3% of total net assets.

The accompanying notes are an integral part of these financial statements.

64

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at June 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
EUR	Buy	07/14/17	CBK	$57,404,336	$60,242,966	$2,838,630
EUR	Sell	07/14/17	GSC	56,603,062	60,242,965	(3,639,903)
EUR	Sell	09/20/17	BCLY	8,157,919	8,341,486	(183,567)
JPY	Sell	09/20/17	SSG	7,229,615	7,047,703	181,912

Total						$(802,928)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
GSC	Goldman Sachs & Co.
SSG	State Street Global Markets LLC

Currency Abbreviations:
EUR	Euro
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

65

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$123,629,477	$123,629,477	$—	$—
Banks	450,727,340	385,692,773	65,034,567	—
Capital Goods	156,357,482	114,574,866	36,800,590	4,982,026
Commercial & Professional Services	92,799,384	92,799,384	—	—
Consumer Durables & Apparel	109,889,086	70,341,620	39,547,466	—
Consumer Services	103,275,129	103,275,129	—	—
Diversified Financials	210,102,529	194,600,762	15,501,767	—
Energy	135,432,752	135,432,752	—	—
Food & Staples Retailing	89,372,166	77,358,231	12,013,935	—
Food, Beverage & Tobacco	120,765,983	101,510,986	19,254,997	—
Health Care Equipment & Services	336,216,902	336,216,902	—	—
Household & Personal Products	49,817,266	41,861,549	7,955,717	—
Insurance	259,967,029	227,924,050	32,042,979	—
Materials	140,849,537	104,725,651	36,123,886	—
Media	75,009,911	57,779,995	17,229,916	—
Pharmaceuticals, Biotechnology & Life Sciences	498,114,529	476,929,348	21,185,181	—
Real Estate	115,512,835	105,742,705	9,770,130	—
Retailing	245,097,242	238,124,621	—	6,972,621
Semiconductors & Semiconductor Equipment	218,118,060	198,064,216	20,053,844	—
Software & Services	814,009,524	790,227,107	21,786,060	1,996,357
Technology Hardware & Equipment	198,641,267	165,403,619	33,237,648	—
Telecommunication Services	52,390,089	28,570,162	23,819,927	—
Transportation	231,969,954	231,969,954	—	—
Utilities	179,572,787	170,800,389	8,772,398	—
Preferred Stocks	52,997,239	—	—	52,997,239
Convertible Preferred Stocks	1,240,914	—	—	1,240,914
Short-Term Investments	67,256,043	67,256,043	—	—
Foreign Currency Contracts(2)	3,020,542	—	3,020,542	—

Total	$5,132,152,998	$4,640,812,291	$423,151,550	$68,189,157

Liabilities
Foreign Currency Contracts(2)	$(3,823,470)	$—	$(3,823,470)	$—

Total	$(3,823,470)	$—	$(3,823,470)	$—

(1)	For the six-month period ended June 30, 2017, there were no transfers between Level 1 and Level 2, and investments valued at $889,709 were transferred from Level 3 to Level 1 due to the expiration of trading restrictions.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended June 30, 2017:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Total
Beginning balance	$30,005,658	$61,440,948	$1,400,338	$92,846,944
Purchases	—	—	—	—
Sales	(7,414,112)	(4,484,299)	—	(11,898,411)
Accrued discounts/(premiums)	—	—	—	—
Total realized gain/(loss)	(5,618,803)	378,520	—	(5,240,283)
Net change in unrealized appreciation/depreciation	(2,132,030)	(4,337,930)	(159,424)	(6,629,384)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(889,709)	—	—	(889,709)

Ending balance	$13,951,004	$52,997,239	$1,240,914	$68,189,157

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at June 30, 2017 was $(6,431,040).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

66

Hartford Disciplined Equity HLS Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Banks - 9.4%
732,458	Bank of America Corp.	$17,769,431
200,853	Fifth Third Bancorp	5,214,144
229,803	JP Morgan Chase & Co.	21,003,994
25,219	M&T Bank Corp.	4,084,217
121,489	PNC Financial Services Group, Inc.	15,170,332

		63,242,118

	Capital Goods - 6.2%
149,734	AMETEK, Inc.	9,069,388
41,531	Boeing Co.	8,212,755
76,713	Fortune Brands Home & Security, Inc.	5,004,756
23,754	General Dynamics Corp.	4,705,668
54,944	Illinois Tool Works, Inc.	7,870,728
43,606	Snap-on, Inc.	6,889,748

		41,753,043

	Commercial & Professional Services - 2.9%
57,613	Equifax, Inc.	7,917,179
112,607	IHS Markit Ltd.*	4,959,212
108,634	Republic Services, Inc.	6,923,245

		19,799,636

	Consumer Durables & Apparel - 2.8%
168,695	NIKE, Inc. Class B	9,953,005
155,365	VF Corp.	8,949,024

		18,902,029

	Consumer Services - 2.5%
201,953	Aramark	8,276,034
152,321	Starbucks Corp.	8,881,837

		17,157,871

	Diversified Financials - 2.1%
95,263	Capital One Financial Corp.	7,870,629
214,899	Synchrony Financial	6,408,288

		14,278,917

	Energy - 1.8%
76,281	Baker Hughes, Inc.	4,158,077
89,946	EOG Resources, Inc.	8,141,912

		12,299,989

	Food & Staples Retailing - 1.9%
78,608	Costco Wholesale Corp.	12,571,777

	Food, Beverage & Tobacco - 5.2%
179,815	Altria Group, Inc.	13,390,823
35,597	Constellation Brands, Inc. Class A	6,896,207
22,511	Molson Coors Brewing Co. Class B	1,943,600
124,021	Mondelez International, Inc. Class A	5,356,467
145,711	Monster Beverage Corp.*	7,238,922

		34,826,019

	Health Care Equipment & Services - 8.6%
46,170	Aetna, Inc.	7,009,991
136,018	Baxter International, Inc.	8,234,530
70,708	Danaher Corp.	5,967,048
91,478	HCA Healthcare, Inc.*	7,976,881
137,532	Hologic, Inc.*	6,241,202
120,449	Medtronic plc	10,689,849
66,152	UnitedHealth Group, Inc.	12,265,904

		58,385,405

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Household & Personal Products - 3.5%
160,104	Colgate-Palmolive Co.	$11,868,510
122,549	Estee Lauder Cos., Inc. Class A	11,762,253

		23,630,763

	Insurance - 4.5%
84,728	Allstate Corp.	7,493,344
97,211	Chubb Ltd.	14,132,535
195,778	XL Group Ltd.	8,575,077

		30,200,956

	Materials - 3.6%
145,641	Crown Holdings, Inc.*	8,688,942
107,594	Dow Chemical Co.	6,785,954
65,143	Ecolab, Inc.	8,647,733

		24,122,629

	Media - 2.3%
406,329	Comcast Corp. Class A	15,814,325

	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
40,316	Allergan plc	9,800,416
169,654	Bristol-Myers Squibb Co.	9,453,121
120,418	Eli Lilly & Co.	9,910,401
159,483	Merck & Co., Inc.	10,221,266
46,072	Thermo Fisher Scientific, Inc.	8,038,182

		47,423,386

	Retailing - 5.4%
92,906	Dollar Tree, Inc.*	6,495,987
70,539	Lowe’s Cos., Inc.	5,468,889
22,648	O’Reilly Automotive, Inc.*	4,954,024
5,166	Priceline Group, Inc.*	9,663,106
136,333	TJX Cos., Inc.	9,839,153

		36,421,159

	Semiconductors & Semiconductor Equipment - 3.0%
80,373	Analog Devices, Inc.	6,253,019
42,773	Broadcom Ltd.	9,968,248
74,936	QUALCOMM, Inc.	4,137,966

		20,359,233

	Software & Services - 13.9%
40,002	Accenture plc Class A	4,947,447
18,432	Alphabet, Inc. Class A*	17,135,862
4,393	Alphabet, Inc. Class C*	3,992,051
259,254	eBay, Inc.*	9,053,150
54,585	Electronic Arts, Inc.*	5,770,726
103,934	Facebook, Inc. Class A*	15,691,955
172,698	GoDaddy, Inc. Class A*	7,325,849
105,839	Mastercard, Inc. Class A	12,854,146
101,530	Microsoft Corp.	6,998,463
126,901	PayPal Holdings, Inc.*	6,810,777
37,927	Workday, Inc. Class A*	3,678,919

		94,259,345

	Technology Hardware & Equipment - 5.2%
163,161	Apple, Inc.	23,498,447
128,290	Keysight Technologies, Inc.*	4,994,330
75,440	Motorola Solutions, Inc.	6,543,666

		35,036,443

	Transportation - 1.4%
43,213	FedEx Corp.	9,391,481

The accompanying notes are an integral part of these financial statements.

67

Hartford Disciplined Equity HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Utilities - 5.0%
162,472	American Electric Power Co., Inc.	$11,286,930
97,136	NextEra Energy, Inc.	13,611,668
105,047	Pinnacle West Capital Corp.	8,945,802

		33,844,400

	Total Common Stocks (cost $515,330,700)	$663,720,924

	Total Long-Term Investments (cost $515,330,700)	$663,720,924

SHORT-TERM INVESTMENTS - 2.0%
	Other Investment Pools & Funds - 2.0%
13,477,842	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$13,477,842

	Total Short-Term Investments (cost $13,477,842)	$13,477,842

Total Investments (cost $528,808,542)^	100.2%	$677,198,766
Other Assets and Liabilities	(0.2)%	(1,240,324)

Total Net Assets	100.0%	$675,958,442

The accompanying notes are an integral part of these financial statements.

68

Hartford Disciplined Equity HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$152,407,011
Unrealized Depreciation	(4,016,787)

Net Unrealized Appreciation	$148,390,224

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

69

Hartford Disciplined Equity HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$63,242,118	$63,242,118	$—	$—
Capital Goods	41,753,043	41,753,043	—	—
Commercial & Professional Services	19,799,636	19,799,636	—	—
Consumer Durables & Apparel	18,902,029	18,902,029	—	—
Consumer Services	17,157,871	17,157,871	—	—
Diversified Financials	14,278,917	14,278,917	—	—
Energy	12,299,989	12,299,989	—	—
Food & Staples Retailing	12,571,777	12,571,777	—	—
Food, Beverage & Tobacco	34,826,019	34,826,019	—	—
Health Care Equipment & Services	58,385,405	58,385,405	—	—
Household & Personal Products	23,630,763	23,630,763	—	—
Insurance	30,200,956	30,200,956	—	—
Materials	24,122,629	24,122,629	—	—
Media	15,814,325	15,814,325	—	—
Pharmaceuticals, Biotechnology & Life Sciences	47,423,386	47,423,386	—	—
Retailing	36,421,159	36,421,159	—	—
Semiconductors & Semiconductor Equipment	20,359,233	20,359,233	—	—
Software & Services	94,259,345	94,259,345	—	—
Technology Hardware & Equipment	35,036,443	35,036,443	—	—
Transportation	9,391,481	9,391,481	—	—
Utilities	33,844,400	33,844,400	—	—
Short-Term Investments	13,477,842	13,477,842	—	—

Total	$677,198,766	$677,198,766	$—	$—

(1)	For the six-month period ended June 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

70

Hartford Dividend and Growth HLS Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1%
	Automobiles & Components - 1.0%
3,255,586	Ford Motor Co.	$36,430,007

	Banks - 12.1%
4,216,813	Bank of America Corp.	102,299,883
399,639	Bank of Nova Scotia	24,030,293
643,890	Citigroup, Inc.	43,063,363
1,151,910	JP Morgan Chase & Co.	105,284,574
587,284	PNC Financial Services Group, Inc.	73,334,153
1,325,614	Wells Fargo & Co.	73,452,272

		421,464,538

	Capital Goods - 5.9%
476,900	ABB Ltd. ADR	11,874,810
146,563	Boeing Co.	28,982,833
268,850	Caterpillar, Inc.	28,890,621
443,124	Eaton Corp. plc	34,488,341
332,678	Honeywell International, Inc.	44,342,651
332,464	Johnson Controls International plc	14,415,639
107,576	Lockheed Martin Corp.	29,864,173
115,025	United Technologies Corp.	14,045,703

		206,904,771

	Commercial & Professional Services - 0.5%
119,320	Equifax, Inc.	16,396,954

	Consumer Services - 0.6%
308,768	Hilton Worldwide Holdings, Inc.	19,097,301

	Diversified Financials - 3.6%
77,482	BlackRock, Inc.	32,729,172
125,370	Goldman Sachs Group, Inc.	27,819,603
496,055	Intercontinental Exchange, Inc.	32,699,946
344,340	Northern Trust Corp.	33,473,291

		126,722,012

	Energy - 8.9%
475,445	Anadarko Petroleum Corp.	21,556,676
820,746	Chevron Corp.	85,628,430
535,220	ConocoPhillips	23,528,271
593,195	Exxon Mobil Corp.	47,888,633
875,890	Hess Corp.	38,425,294
925,120	Kinder Morgan, Inc.	17,725,299
1,262,075	Suncor Energy, Inc.	36,852,590
770,723	Total S.A. ADR	38,220,154

		309,825,347

	Food & Staples Retailing - 2.0%
135,100	Costco Wholesale Corp.	21,606,543
284,951	CVS Health Corp.	22,927,157
329,486	Walgreens Boots Alliance, Inc.	25,802,049

		70,335,749

	Food, Beverage & Tobacco - 3.0%
520,310	PepsiCo, Inc.	60,090,602
373,642	Philip Morris International, Inc.	43,884,253

		103,974,855

	Health Care Equipment & Services - 5.1%
471,055	Abbott Laboratories	22,897,983
480,939	Cardinal Health, Inc.	37,474,767
90,690	McKesson Corp.	14,922,133
600,059	Medtronic plc	53,255,236
198,172	UnitedHealth Group, Inc.	36,745,052
86,395	Universal Health Services, Inc. Class B	10,547,102

		175,842,273

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Household & Personal Products - 0.9%
576,575	Unilever N.V.	$31,867,300

	Insurance - 8.0%
598,773	Chubb Ltd.	87,049,619
554,325	Marsh & McLennan Cos., Inc.	43,215,177
538,191	MetLife, Inc.	29,568,213
661,765	Principal Financial Group, Inc.	42,399,284
696,656	Prudential Financial, Inc.	75,336,380

		277,568,673

	Materials - 3.2%
374,640	Ball Corp.	15,813,555
180,740	BHP Billiton plc ADR	5,559,562
265,900	Celanese Corp. Series A	25,244,546
483,070	Dow Chemical Co.	30,467,225
589,249	International Paper Co.	33,357,386

		110,442,274

	Media - 3.5%
2,411,146	Comcast Corp. Class A	93,841,802
1,014,782	Twenty-First Century Fox, Inc. Class A	28,758,922

		122,600,724

	Pharmaceuticals, Biotechnology & Life Sciences - 10.2%
1,716,426	AstraZeneca plc ADR	58,512,962
1,242,556	Bristol-Myers Squibb Co.	69,235,220
491,495	Eli Lilly & Co.	40,450,039
458,595	Johnson & Johnson	60,667,533
1,315,428	Merck & Co., Inc.	84,305,781
1,298,109	Pfizer, Inc.	43,603,481

		356,775,016

	Real Estate - 1.0%
223,370	American Tower Corp. REIT	29,556,318
50,580	Boston Properties, Inc. REIT	6,222,352

		35,778,670

	Retailing - 1.9%
190,090	Expedia, Inc.	28,313,905
229,550	L Brands, Inc.	12,370,450
309,966	Lowe’s Cos., Inc.	24,031,664

		64,716,019

	Semiconductors & Semiconductor Equipment - 3.6%
2,412,761	Intel Corp.	81,406,556
553,984	QUALCOMM, Inc.	30,590,996
189,404	Texas Instruments, Inc.	14,570,850

		126,568,402

	Software & Services - 8.4%
331,144	Accenture plc Class A	40,955,890
91,600	Alphabet, Inc. Class A*	85,158,688
850,770	eBay, Inc.*	29,708,889
102,917	IBM Corp.	15,831,722
1,774,598	Microsoft Corp.	122,323,040

		293,978,229

	Technology Hardware & Equipment - 4.0%
476,610	Apple, Inc.	68,641,372
1,244,658	Cisco Systems, Inc.	38,957,796
349,410	Motorola Solutions, Inc.	30,307,823

		137,906,991

	Telecommunication Services - 1.7%
1,314,025	BCE, Inc.	59,183,686

The accompanying notes are an integral part of these financial statements.

71

Hartford Dividend and Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Transportation - 4.0%
240,594	Canadian National Railway Co.	$19,500,144
38,255	Canadian Pacific Railway Ltd.	6,151,787
384,097	Delta Air Lines, Inc.	20,641,373
123,813	FedEx Corp.	26,908,279
594,780	United Parcel Service, Inc. Class B	65,776,720

		138,978,303

	Utilities - 5.0%
561,856	Dominion Energy, Inc.	43,055,025
521,246	Edison International	40,756,225
811,712	Exelon Corp.	29,278,452
431,658	NextEra Energy, Inc.	60,488,235

		173,577,937

	Total Common Stocks (cost $2,376,458,695)	$3,416,936,031

	Total Long-Term Investments (cost $2,376,458,695)	$3,416,936,031

SHORT-TERM INVESTMENTS - 1.6%
	Other Investment Pools & Funds - 1.6%
55,169,584	Fidelity Institutional Government Fund, Institutional Class	$55,169,584

	Total Short-Term Investments (cost $55,169,584)	$55,169,584

Total Investments (cost $2,431,628,279)^	99.7%	$3,472,105,615
Other Assets and Liabilities	0.3%	11,748,122

Total Net Assets	100.0%	$3,483,853,737

The accompanying notes are an integral part of these financial statements.

72

Hartford Dividend and Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$1,082,326,784
Unrealized Depreciation	(41,849,448)

Net Unrealized Appreciation	$1,040,477,336

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

73

Hartford Dividend and Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$36,430,007	$36,430,007	$—	$—
Banks	421,464,538	421,464,538	—	—
Capital Goods	206,904,771	206,904,771	—	—
Commercial & Professional Services	16,396,954	16,396,954	—	—
Consumer Services	19,097,301	19,097,301	—	—
Diversified Financials	126,722,012	126,722,012	—	—
Energy	309,825,347	309,825,347	—	—
Food & Staples Retailing	70,335,749	70,335,749	—	—
Food, Beverage & Tobacco	103,974,855	103,974,855	—	—
Health Care Equipment & Services	175,842,273	175,842,273	—	—
Household & Personal Products	31,867,300	31,867,300	—	—
Insurance	277,568,673	277,568,673	—	—
Materials	110,442,274	110,442,274	—	—
Media	122,600,724	122,600,724	—	—
Pharmaceuticals, Biotechnology & Life Sciences	356,775,016	356,775,016	—	—
Real Estate	35,778,670	35,778,670	—	—
Retailing	64,716,019	64,716,019	—	—
Semiconductors & Semiconductor Equipment	126,568,402	126,568,402	—	—
Software & Services	293,978,229	293,978,229	—	—
Technology Hardware & Equipment	137,906,991	137,906,991	—	—
Telecommunication Services	59,183,686	59,183,686	—	—
Transportation	138,978,303	138,978,303	—	—
Utilities	173,577,937	173,577,937	—	—
Short-Term Investments	55,169,584	55,169,584	—	—

Total	$3,472,105,615	$3,472,105,615	$—	$—

(1)	For the six-month period ended June 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

74

Hartford Global Growth HLS Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Banks - 4.3%
320,521	Banco Santander S.A.	$2,128,219
280,876	Bank of America Corp.	6,814,052
53,923	BNP Paribas S.A.	3,882,062
38,638	HDFC Bank Ltd. ADR	3,360,347
18,925	PNC Financial Services Group, Inc.	2,363,165
113,244	UniCredit S.p.A.*	2,121,199

		20,669,044

	Capital Goods - 6.7%
119,359	ABB Ltd.	2,962,622
34,215	Airbus SE	2,823,609
61,347	Allison Transmission Holdings, Inc.	2,301,126
135,254	Assa Abloy AB Class B	2,981,196
80,790	Atlas Copco AB Class A	3,106,517
68,863	Fastenal Co.	2,997,606
45,419	Fortune Brands Home & Security, Inc.	2,963,136
114,700	Komatsu Ltd.	2,944,054
12,886	Lockheed Martin Corp.	3,577,282
25,200	Nidec Corp.	2,589,046
9,722	SMC Corp.	2,971,940

		32,218,134

	Commercial & Professional Services - 1.4%
141,100	Edenred	3,680,612
70,341	IHS Markit Ltd.*	3,097,818

		6,778,430

	Consumer Durables & Apparel - 1.3%
1,067	NVR, Inc.*	2,572,121
97,100	Sony Corp.	3,703,757

		6,275,878

	Consumer Services - 3.2%
190,739	Compass Group plc	4,026,039
70,821	MGM Resorts International	2,215,989
48,771	New Oriental Education & Technology Group, Inc. ADR*	3,437,868
655,662	Sands China Ltd.	3,001,316
26,278	Wyndham Worldwide Corp.	2,638,574

		15,319,786

	Diversified Financials - 4.3%
39,564	American Express Co.	3,332,871
184,388	Deutsche Bank AG	3,278,379
46,301	Intercontinental Exchange, Inc.	3,052,162
102,086	Julius Baer Group Ltd.*	5,393,840
4,459	Partners Group Holding AG	2,768,640
68,325	TD Ameritrade Holding Corp.	2,937,292

		20,763,184

	Energy - 1.7%
48,449	Baker Hughes, Inc.	2,640,955
168,262	Galp Energia SGPS S.A.	2,549,802
18,061	Pioneer Natural Resources Co.	2,882,174

		8,072,931

	Food & Staples Retailing - 0.5%
16,221	Costco Wholesale Corp.	2,594,224

	Food, Beverage & Tobacco - 3.6%
116,347	British American Tobacco plc	7,928,219
445,037	Davide Campari-Milano S.p.A.	3,146,268
75,549	Monster Beverage Corp.*	3,753,274

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Food, Beverage & Tobacco - 3.6% - (continued)
21,869	Philip Morris International, Inc.	$2,568,514

		17,396,275

	Health Care Equipment & Services - 8.9%
75,282	Abbott Laboratories	3,659,458
19,942	Aetna, Inc.	3,027,794
26,186	Align Technology, Inc.*	3,931,042
239,336	Boston Scientific Corp.*	6,634,394
17,617	Cigna Corp.	2,948,910
30,148	Edwards Lifesciences Corp.*	3,564,699
41,294	HCA Healthcare, Inc.*	3,600,837
56,802	Hologic, Inc.*	2,577,675
18,182	McKesson Corp.	2,991,666
23,746	Stryker Corp.	3,295,470
34,044	UnitedHealth Group, Inc.	6,312,438

		42,544,383

	Household & Personal Products - 2.0%
25,795	Estee Lauder Cos., Inc. Class A	2,475,804
28,740	Reckitt Benckiser Group plc	2,913,462
79,108	Unilever N.V.	4,366,900

		9,756,166

	Insurance - 2.9%
511,200	AIA Group Ltd.	3,740,123
27,530	Allstate Corp.	2,434,753
58,051	Assured Guaranty Ltd.	2,423,049
166,800	Manulife Financial Corp.	3,126,857
54,701	XL Group Ltd.	2,395,904

		14,120,686

	Materials - 2.0%
165,144	BHP Billiton plc	2,530,121
225,049	First Quantum Minerals Ltd.	1,903,754
28,910	HeidelbergCement AG	2,802,500
145,783	James Hardie Industries plc	2,297,520

		9,533,895

	Media - 1.7%
57,556	Comcast Corp. Class A	2,240,079
80,752	Twenty-First Century Fox, Inc. Class A	2,288,512
104,194	Viacom, Inc. Class B	3,497,793

		8,026,384

	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
11,290	Allergan plc	2,744,486
133,818	Bristol-Myers Squibb Co.	7,456,339
49,224	Celgene Corp.*	6,392,721
46,800	Eisai Co., Ltd.	2,589,328
39,553	ICON plc*	3,867,888
19,914	Incyte Corp.*	2,507,372
4,265	Regeneron Pharmaceuticals, Inc.*	2,094,712
11,054	Roche Holding AG	2,824,461
22,709	Vertex Pharmaceuticals, Inc.*	2,926,509

		33,403,816

	Real Estate - 1.4%
50,133	American Tower Corp. REIT	6,633,599

	Retailing - 9.1%
12,842	Amazon.com, Inc.*	12,431,056
36,321	Home Depot, Inc.	5,571,641
65,158	Industria de Diseno Textil S.A.	2,502,391
34,163	Lowe’s Cos., Inc.	2,648,657

The accompanying notes are an integral part of these financial statements.

75

Hartford Global Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Retailing - 9.1% - (continued)
22,591	Netflix, Inc.*	$3,375,321
3,977	Priceline Group, Inc.*	7,439,058
49,775	Ross Stores, Inc.	2,873,511
40,124	TJX Cos., Inc.	2,895,749
78,913	Zalando SE*(1)	3,608,453

		43,345,837

	Semiconductors & Semiconductor Equipment - 5.0%
162,200	Advanced Micro Devices, Inc.*	2,024,256
33,157	Analog Devices, Inc.	2,579,615
67,353	Applied Materials, Inc.	2,782,352
21,812	ASML Holding N.V.	2,843,252
15,961	Broadcom Ltd.	3,719,711
148,630	Infineon Technologies AG	3,156,984
25,900	NVIDIA Corp.	3,744,104
417,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,849,033

		23,699,307

	Software & Services - 25.2%
65,659	Adobe Systems, Inc.*	9,286,809
43,389	Alibaba Group Holding Ltd. ADR*	6,113,510
18,295	Alphabet, Inc. Class C*	16,625,216
31,415	Autodesk, Inc.*	3,167,260
38,066	Automatic Data Processing, Inc.	3,900,243
3,421	Dropbox, Inc. Class B*(1)(2)(3)	38,589
95,922	eBay, Inc.*	3,349,596
32,546	Electronic Arts, Inc.*	3,440,763
89,965	Facebook, Inc. Class A*	13,582,916
21,330	Gartner, Inc. Class A*	2,634,468
31,497	Global Payments, Inc.	2,844,809
22,520	Intuit, Inc.	2,990,881
341,794	Just Eat plc*	2,917,475
57,490	Mastercard, Inc. Class A	6,982,161
79,439	Microsoft Corp.	5,475,730
10,212	NetEase, Inc. ADR	3,070,034
12,700	Nintendo Co., Ltd.	4,251,850
66,572	PayPal Holdings, Inc.*	3,572,919
43,373	Salesforce.com, Inc.*	3,756,102
41,541	ServiceNow, Inc.*	4,403,346
195,700	Tencent Holdings Ltd.	7,020,725
37,524	Vantiv, Inc. Class A*	2,376,770
50,640	Visa, Inc. Class A	4,749,019
122,725	Yandex N.V. Class A*	3,220,304
12,735	Zillow Group, Inc. Class C*	624,142

		120,395,637

	Technology Hardware & Equipment - 5.1%
106,300	Alps Electric Co., Ltd.	3,087,836
39,800	Apple, Inc.	5,731,996
224,000	Catcher Technology Co., Ltd.	2,669,728
160,000	Flex Ltd.*	2,609,600
18,000	Largan Precision Co., Ltd.	2,865,862
3,595	Samsung Electronics Co., Ltd.	7,487,739

		24,452,761

	Telecommunication Services - 1.1%
42,875	T-Mobile USA, Inc.*	2,599,082
7,251,810	Telekomunikasi Indonesia Persero Tbk PT	2,462,652

		5,061,734

	Total Common Stocks (cost $366,306,761)	$471,062,091

Shares or Principal Amount		Market Value†
WARRANTS - 0.0%
	Diversified Financials - 0.0%
1,035	Emergent Capital, Inc. Expires 4/11/19*(3)	$—

	Total Warrants (cost $—)	$—

	Total Long-Term Investments (cost $366,306,761)	$471,062,091

SHORT-TERM INVESTMENTS - 1.5%
	Other Investment Pools & Funds - 1.5%
6,956,210	Fidelity Institutional Government Fund, Institutional Class	$6,956,210

	Total Short-Term Investments (cost $6,956,210)	$6,956,210

Total Investments (cost $373,262,971)^	99.9%	$478,018,301
Other Assets and Liabilities	0.1%	503,630

Total Net Assets	100.0%	$478,521,931

The accompanying notes are an integral part of these financial statements.

76

Hartford Global Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$107,728,071
Unrealized Depreciation	(2,972,741)

Net Unrealized Appreciation	$104,755,330

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2017, the aggregate value of these securities was $3,647,042, which represented 0.8% of total net assets.

(2)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2017, the fair value of this security was $38,589, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
05/2012	3,421	Dropbox, Inc. Class B	$30,966
04/2014	1,035	Emergent Capital, Inc. Warrants	—

			$30,966

At June 30, 2017, the aggregate value of these securities was $38,589, which represented 0.0% of total net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

77

Hartford Global Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$20,669,044	$12,537,564	$8,131,480	$—
Capital Goods	32,218,134	11,839,150	20,378,984	—
Commercial & Professional Services	6,778,430	3,097,818	3,680,612	—
Consumer Durables & Apparel	6,275,878	2,572,121	3,703,757	—
Consumer Services	15,319,786	8,292,431	7,027,355	—
Diversified Financials	20,763,184	9,322,325	11,440,859	—
Energy	8,072,931	5,523,129	2,549,802	—
Food & Staples Retailing	2,594,224	2,594,224	—	—
Food, Beverage & Tobacco	17,396,275	6,321,788	11,074,487	—
Health Care Equipment & Services	42,544,383	42,544,383	—	—
Household & Personal Products	9,756,166	2,475,804	7,280,362	—
Insurance	14,120,686	10,380,563	3,740,123	—
Materials	9,533,895	1,903,754	7,630,141	—
Media	8,026,384	8,026,384	—	—
Pharmaceuticals, Biotechnology & Life Sciences	33,403,816	27,990,027	5,413,789	—
Real Estate	6,633,599	6,633,599	—	—
Retailing	43,345,837	37,234,993	6,110,844	—
Semiconductors & Semiconductor Equipment	23,699,307	14,850,038	8,849,269	—
Software & Services	120,395,637	106,166,998	14,190,050	38,589
Technology Hardware & Equipment	24,452,761	8,341,596	16,111,165	—
Telecommunication Services	5,061,734	2,599,082	2,462,652	—
Warrants	—	—	—	—
Short-Term Investments	6,956,210	6,956,210	—	—

Total	$478,018,301	$338,203,981	$139,775,731	$38,589

(1)	For the six-month period ended June 30, 2017, there were no transfers between any levels.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2017 is not presented.

The accompanying notes are an integral part of these financial statements.

78

Hartford Growth Opportunities HLS Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.4%
	Automobiles & Components - 1.2%
48,717	Tesla, Inc.*	$17,616,554

	Banks - 5.7%
598,589	Bank of America Corp.	14,521,769
275,439	Bank of the Ozarks, Inc.	12,909,826
338,878	Citigroup, Inc.	22,664,161
111,905	PNC Financial Services Group, Inc.	13,973,577
338,301	Wells Fargo & Co.	18,745,258

		82,814,591

	Capital Goods - 6.1%
181,064	AMETEK, Inc.	10,967,046
146,039	Deere & Co.	18,048,960
330,463	Fastenal Co.	14,385,054
110,178	IDEX Corp.	12,451,216
137,584	Middleby Corp.*	16,717,832
100,335	Rockwell Automation, Inc.	16,250,257

		88,820,365

	Commercial & Professional Services - 1.2%
18,785	Klarna Holding AB*(1)(2)(3)	2,146,985
360,576	TransUnion*	15,616,546

		17,763,531

	Consumer Services - 3.7%
306,582	Hilton Worldwide Holdings, Inc.	18,962,097
189,033	Marriott International, Inc. Class A	18,961,900
667,550	Melco Resorts & Entertainment Ltd. ADR	14,986,497

		52,910,494

	Diversified Financials - 4.3%
748,602	Deutsche Bank AG	13,317,630
621,393	Double Eagle Acquisition Corp.*	6,611,621
510,427	Ocelot Partners Ltd.*(3)	5,032,810
518,727	TD Ameritrade Holding Corp.	22,300,074
393,846	Voya Financial, Inc.	14,528,979

		61,791,114

	Energy - 0.6%
314,511	Newfield Exploration Co.*	8,950,983

	Food, Beverage & Tobacco - 2.1%
596,605	Monster Beverage Corp.*	29,639,336

	Health Care Equipment & Services - 9.0%
315,280	Abbott Laboratories	15,325,761
73,434	Align Technology, Inc.*	11,023,912
160,299	DexCom, Inc.*	11,725,872
165,034	Edwards Lifesciences Corp.*	19,513,620
546,619	Hologic, Inc.*	24,805,570
22,206	Intuitive Surgical, Inc.*	20,770,826
82,549	UnitedHealth Group, Inc.	15,306,236
194,464	Veeva Systems, Inc. Class A*	11,922,588

		130,394,385

	Materials - 3.1%
257,595	International Paper Co.	14,582,453
133,825	Packaging Corp. of America	14,906,767
1,150,522	Platform Specialty Products Corp.*	14,588,619

		44,077,839

	Pharmaceuticals, Biotechnology & Life Sciences - 4.9%
515,699	Bristol-Myers Squibb Co.	28,734,748
147,438	Celgene Corp.*	19,147,773
140,770	Ionis Pharmaceuticals, Inc.*	7,160,970

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.4% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 4.9% - (continued)
26,656	TESARO, Inc.*	$3,728,108
98,203	Vertex Pharmaceuticals, Inc.*	12,655,421

		71,427,020

	Real Estate - 0.1%
29,318	WeWork Companies, Inc. Class A, REIT*(1)(2)(3)	1,518,966

	Retailing - 9.6%
44,342	Amazon.com, Inc.*	42,923,056
43,732	Honest Co.*(1)(2)(3)	1,315,896
41,578	JAND, Inc. Class A*(1)(2)(3)	322,645
137,225	Netflix, Inc.*	20,502,787
17,249	Priceline Group, Inc.*	32,264,600
38,805	Tory Burch LLC*(1)(2)(3)	1,717,899
71,204	Ulta Salon Cosmetics & Fragrance, Inc.*	20,459,757
259,952	Wayfair, Inc. Class A*	19,985,110

		139,491,750

	Semiconductors & Semiconductor Equipment - 5.9%
2,136,112	Advanced Micro Devices, Inc.*	26,658,678
236,614	Cavium, Inc.*	14,700,828
276,153	Microchip Technology, Inc.	21,313,488
159,280	NVIDIA Corp.	23,025,517

		85,698,511

	Software & Services - 28.9%
165,658	Adobe Systems, Inc.*	23,430,668
163,774	Alibaba Group Holding Ltd. ADR*	23,075,757
394,361	Atlassian Corp. plc Class A*	13,873,620
158,910	Autodesk, Inc.*	16,021,306
1,070,278	Birst, Inc. Escrow*(1)(2)(3)	101,677
314,970	Cadence Design Systems, Inc.*	10,548,345
103,083	CoStar Group, Inc.*	27,172,679
25,800	Delivery Hero AG*(3)	819,195
489,196	Facebook, Inc. Class A*	73,858,812
252,338	Global Payments, Inc.	22,791,168
448,045	GoDaddy, Inc. Class A*	19,006,069
496,755	PayPal Holdings, Inc.*	26,660,841
273,993	Salesforce.com, Inc.*	23,727,794
293,397	ServiceNow, Inc.*	31,100,082
411,400	SS&C Technologies Holdings, Inc.	15,801,874
210,036	Trade Desk, Inc. Class A*	10,524,904
79,873	Ultimate Software Group, Inc.*	16,778,122
210,735	Veracode, Inc.*(1)(2)(3)	857,692
352,140	Workday, Inc. Class A*	34,157,580
582,628	Zillow Group, Inc. Class C*	28,554,598

		418,862,783

	Technology Hardware & Equipment - 2.3%
170,257	Arista Networks, Inc.*	25,502,796
71,095	Zebra Technologies Corp. Class A*	7,146,469

		32,649,265

	Transportation - 3.7%
410,869	CSX Corp.	22,417,013
174,264	J.B. Hunt Transport Services, Inc.	15,924,244
560,138	Swift Transportation Co.*	14,843,657

		53,184,914

	Total Common Stocks (cost $1,135,501,555)	$1,337,612,401

The accompanying notes are an integral part of these financial statements.

79

Hartford Growth Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
PREFERRED STOCKS - 6.4%
	Capital Goods - 0.5%
1,458,400	Lithium Technology Corp.*(1)(2)(3)	$6,519,048

	Consumer Services - 0.2%
874,073	DraftKings, Inc.*(1)(2)(3)	1,590,813
478,403	DraftKings, Inc. Series E*(1)(2)(3)	827,637

		2,418,450

	Real Estate - 1.2%
879,569	Redfin Corp. Series G*(1)(2)(3)	4,477,006
145,709	WeWork Companies, Inc. Class D-1*(1)(2)(3)	7,549,183
114,486	WeWork Companies, Inc. Class D-2*(1)(2)(3)	5,931,520

		17,957,709

	Retailing - 0.6%
1,605,750	Coupang LLC*(1)(2)(3)	8,076,923
92,843	JAND, Inc. Series D*(1)(2)(3)	874,581

		8,951,504

	Software & Services - 3.9%
1,871,878	Essence Group Holdings Corp.*(1)(2)(3)	3,893,506
236,310	ForeScout Technologies, Inc.*(1)(2)(3)	2,908,976
50,806	General Assembly Space, Inc.*(1)(2)(3)	2,490,556
287,204	Lookout, Inc. Series F*(1)(2)(3)	2,309,120
366,944	MarkLogic Corp. Series F*(1)(2)(3)	3,636,415
488,790	Pinterest, Inc. Series G*(1)(2)(3)	3,509,068
759,876	Uber Technologies, Inc.*(1)(2)(3)	31,504,459
1,160,072	Zuora, Inc. Series F*(1)(2)(3)	5,533,544

		55,785,644

	Total Preferred Stocks (cost $58,188,809)	$91,632,355

CONVERTIBLE PREFERRED STOCKS - 0.2%
	Retailing - 0.2%
102,040	Honest Co. Series C*(1)(2)(3)	$3,121,404

	Total Convertible Preferred Stocks (cost $2,760,927)	$3,121,404

WARRANTS - 0.0%
	Diversified Financials - 0.0%
510,427	Ocelot Partners Ltd. Expires 3/8/20*	$255,213

	Total Warrants (cost $5,104)	$255,213

	Total Long-Term Investments (cost $1,196,456,395)	$1,432,621,373

SHORT-TERM INVESTMENTS - 0.6%
	Other Investment Pools & Funds - 0.6%
8,649,496	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$8,649,496

	Total Short-Term Investments (cost $8,649,496)	$8,649,496

Total Investments (cost $1,205,105,891)^	99.6%	$1,441,270,869
Other Assets and Liabilities	0.4%	6,189,300

Total Net Assets	100.0%	$1,447,460,169

The accompanying notes are an integral part of these financial statements.

80

Hartford Growth Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$251,073,485
Unrealized Depreciation	(14,908,507)

Net Unrealized Appreciation	$236,164,978

*	Non-income producing.

(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2017, the aggregate fair value of these securities was $102,735,519, which represented 7.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
03/2015	1,070,278	Birst, Inc. Escrow	$—
11/2014	1,605,750	Coupang LLC Preferred	4,998,894
12/2014	874,073	DraftKings, Inc. Preferred	1,574,452
12/2014	478,403	DraftKings, Inc. Series E Preferred	705,896
05/2014	1,871,878	Essence Group Holdings Corp. Preferred	2,960,001
11/2015	236,310	ForeScout Technologies, Inc. Preferred	2,804,291
07/2015	50,806	General Assembly Space, Inc. Preferred	2,490,556
08/2014	43,732	Honest Co.	1,183,270
08/2014	102,040	Honest Co. Series C Convertible Preferred	2,760,927
04/2015	41,578	JAND, Inc. Class A	477,536
04/2015	92,843	JAND, Inc. Series D Preferred	1,066,330
08/2015	18,785	Klarna Holding AB	2,060,349
08/2013	1,458,400	Lithium Technology Corp. Preferred	7,108,241
07/2014	287,204	Lookout, Inc. Series F Preferred	3,280,760
04/2015	366,944	MarkLogic Corp. Series F Preferred	4,261,761
03/2015	488,790	Pinterest, Inc. Series G Preferred	3,509,068
12/2014	879,569	Redfin Corp. Series G Preferred	2,900,554
11/2013	38,805	Tory Burch LLC	3,041,403
06/2014	759,876	Uber Technologies, Inc. Preferred	11,787,994
08/2014	210,735	Veracode, Inc.	—
12/2014	29,318	WeWork Companies, Inc. Class A, REIT	488,179
12/2014	145,709	WeWork Companies, Inc. Class D-1 Preferred	2,426,224
12/2014	114,486	WeWork Companies, Inc. Class D-2 Preferred	1,906,325
01/2015	1,160,072	Zuora, Inc. Series F Preferred	4,407,462

			$68,200,473

At June 30, 2017, the aggregate value of these securities was $102,735,519, which represented 7.1% of total net assets.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2017, the aggregate value of these securities was $108,587,524, which represented 7.5% of total net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

81

Hartford Growth Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

82

Hartford Growth Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$17,616,554	$17,616,554	$—	$—
Banks	82,814,591	82,814,591	—	—
Capital Goods	88,820,365	88,820,365	—	—
Commercial & Professional Services	17,763,531	15,616,546	—	2,146,985
Consumer Services	52,910,494	52,910,494	—	—
Diversified Financials	61,791,114	61,791,114	—	—
Energy	8,950,983	8,950,983	—	—
Food, Beverage & Tobacco	29,639,336	29,639,336	—	—
Health Care Equipment & Services	130,394,385	130,394,385	—	—
Materials	44,077,839	44,077,839	—	—
Pharmaceuticals, Biotechnology & Life Sciences	71,427,020	71,427,020	—	—
Real Estate	1,518,966	—	—	1,518,966
Retailing	139,491,750	136,135,310	—	3,356,440
Semiconductors & Semiconductor Equipment	85,698,511	85,698,511	—	—
Software & Services	418,862,783	417,903,414	—	959,369
Technology Hardware & Equipment	32,649,265	32,649,265	—	—
Transportation	53,184,914	53,184,914	—	—
Preferred Stocks	91,632,355	—	—	91,632,355
Convertible Preferred Stocks	3,121,404	—	—	3,121,404
Warrants	255,213	255,213	—	—
Short-Term Investments	8,649,496	8,649,496	—	—

Total	$1,441,270,869	$1,338,535,350	$—	$102,735,519

(1)	For the six-month period ended June 30, 2017, there were no transfers between Level 1 and Level 2, and investments valued at $6,703,603 were transferred from Level 3 to Level 1 due to the expiration of trading restrictions.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended June 30, 2017:

	Common Stocks	Preferred Stocks	Corporate Bonds	Convertible Preferred Stocks	Total
Beginning balance	$10,774,974	$107,035,352	$705,896	$3,522,420	$122,038,642
Conversions*	—	705,896	(705,896)	—	—
Purchases	—	—	—	—	—
Sales	(2,466,485)	(10,655,856)	—	—	(13,122,341)
Accrued discounts/(premiums)	—	—	—	—	—
Total realized gain/(loss)	(1,901,582)	1,804,983	—	—	(96,599)
Net change in unrealized appreciation/depreciation	2,524,367	(1,503,931)	—	(401,016)	619,420
Transfers into Level 3	—		—	—	—
Transfers out of Level 3	(949,514)	(5,754,089)	—	—	(6,703,603)

Ending balance	$7,981,760	$91,632,355	$—	$3,121,404	$102,735,519

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at June 30, 2017 was $1,107,176.

*	Private equity security that was a convertible note is now trading as a preferred stock.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

83

Hartford Healthcare HLS Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9%
	Biotechnology - 25.6%
200,720	Aduro Biotech, Inc.*	$2,288,208
35,650	Alder Biopharmaceuticals, Inc.*	408,193
132,462	Alkermes plc*	7,678,822
40,000	Alnylam Pharmaceuticals, Inc.*	3,190,400
54,241	Arena Pharmaceuticals, Inc.*	915,039
12,165	Biogen, Inc.*	3,301,095
4,600	Biohaven Pharmaceutical Holding Co., Ltd.*	115,000
32,465	Bluebird Bio, Inc.*	3,410,448
66,700	Calithera Biosciences, Inc.*	990,495
105,470	Celgene Corp.*	13,697,389
180,655	Coherus Biosciences, Inc.*	2,592,399
186,780	Cytokinetics, Inc.*	2,260,038
22,132	Galapagos N.V.*	1,691,911
19,759	Genmab A/S*	4,213,007
110,160	GlycoMimetics, Inc.*	1,229,386
35,403	Incyte Corp.*	4,457,592
23,418	Innate Pharma S.A.*	292,650
138,403	Ironwood Pharmaceuticals, Inc.*	2,613,049
88,940	Karyopharm Therapeutics, Inc.*	804,907
84,470	Loxo Oncology, Inc.*	6,773,649
45,940	Momenta Pharmaceuticals, Inc.*	776,386
133,984	Portola Pharmaceuticals, Inc.*	7,525,881
10,511	Regeneron Pharmaceuticals, Inc.*	5,162,373
379,495	Rigel Pharmaceuticals, Inc.*	1,036,021
134,505	Syndax Pharmaceuticals, Inc.*	1,879,035
23,756	TESARO, Inc.*	3,322,514
184,894	Trevena, Inc.*	425,256
28,355	Ultragenyx Pharmaceutical, Inc.*	1,761,129
39,590	Vertex Pharmaceuticals, Inc.*	5,101,963

		89,914,235

	Drug Retail - 1.3%
57,510	Walgreens Boots Alliance, Inc.	4,503,608

	Health Care Distributors - 3.1%
66,280	Cardinal Health, Inc.	5,164,538
34,535	McKesson Corp.	5,682,389

		10,846,927

	Health Care Equipment - 20.6%
189,626	Abbott Laboratories	9,217,720
12,320	ABIOMED, Inc.*	1,765,456
77,750	AtriCure, Inc.*	1,885,438
30,204	Baxter International, Inc.	1,828,550
30,338	Becton Dickinson and Co.	5,919,247
374,690	Boston Scientific Corp.*	10,386,407
143,721	ConforMIS, Inc.*	616,563
15,045	Edwards Lifesciences Corp.*	1,778,921
149,062	Globus Medical, Inc. Class A*	4,941,405
139,365	K2M Group Holdings, Inc.*	3,394,931
207,062	Medtronic plc	18,376,752
65,255	Stryker Corp.	9,056,089
15,330	Teleflex, Inc.	3,184,961

		72,352,440

	Health Care Facilities - 2.7%
29,442	Acadia Healthcare Co., Inc.*	1,453,846
160,312	Georgia Healthcare Group plc*(1)	742,800
47,010	HCA Healthcare, Inc.*	4,099,272
26,540	LifePoint Health, Inc.*	1,782,161
11,890	Universal Health Services, Inc. Class B	1,451,531

		9,529,610

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Health Care Services - 1.3%
42,995	Envision Healthcare Corp.*	$2,694,497
56,212	Teladoc, Inc.*	1,950,556

		4,645,053

	Health Care Supplies - 0.7%
26,714	DENTSPLY SIRONA, Inc.	1,732,136
114,771	Endologix, Inc.*	557,787

		2,289,923

	Health Care Technology - 2.0%
26,975	athenahealth, Inc.*	3,791,336
50,079	Cerner Corp.*	3,328,751

		7,120,087

	Life Sciences Tools & Services - 3.8%
18,050	ICON plc*	1,765,110
8,710	Illumina, Inc.*	1,511,359
32,000	NanoString Technologies, Inc.*	529,280
28,800	Patheon N.V.*	1,004,544
47,695	Thermo Fisher Scientific, Inc.	8,321,347
19,000	Wuxi Biologics Cayman, Inc.*(1)	71,425

		13,203,065

	Managed Health Care - 12.1%
39,855	Aetna, Inc.	6,051,185
30,085	Anthem, Inc.	5,659,891
33,916	Cigna Corp.	5,677,199
7,370	Humana, Inc.	1,773,369
109,430	UnitedHealth Group, Inc.	20,290,511
16,170	WellCare Health Plans, Inc.*	2,903,485

		42,355,640

	Pharmaceuticals - 22.7%
63,882	Allergan plc	15,529,075
245,190	AstraZeneca plc ADR	8,358,527
244,570	Bristol-Myers Squibb Co.	13,627,440
32,670	Chugai Pharmaceutical Co., Ltd.	1,224,011
24,120	Dermira, Inc.*	702,857
53,290	Eisai Co., Ltd.	2,948,404
119,150	Eli Lilly & Co.	9,806,045
9,300	Galenica AG*(1)	436,438
17,279	Hikma Pharmaceuticals plc	330,919
44,790	Intersect ENT, Inc.*	1,251,880
13,625	Johnson & Johnson	1,802,451
107,500	Medicines Co.*	4,086,075
158,445	MediWound Ltd.*	1,077,426
130,465	Mylan N.V.*	5,064,651
98,300	MyoKardia, Inc.*	1,287,730
137,499	Nabriva Therapeutics plc*	1,544,114
102,420	Ono Pharmaceutical Co., Ltd.	2,233,922
65,499	Revance Therapeutics, Inc.*	1,729,174
41,170	Shionogi & Co., Ltd.	2,295,552
905,820	Sino Biopharmaceutical Ltd.	800,947
19,510	Takeda Pharmaceutical Co., Ltd.	990,502
39,417	UCB S.A.	2,710,954

		79,839,094

	Total Common Stocks (cost $267,285,537)	$336,599,682

	Total Long-Term Investments (cost $267,285,537)	$336,599,682

The accompanying notes are an integral part of these financial statements.

84

Hartford Healthcare HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 4.4%
	Other Investment Pools & Funds - 4.4%
15,503,688	Fidelity Institutional Government Fund, Institutional Class	$15,503,688

	Total Short-Term Investments (cost $15,503,688)	$15,503,688

Total Investments (cost $282,789,225)^	100.3%	$352,103,370
Other Assets and Liabilities	(0.3)%	(1,104,770)

Total Net Assets	100.0%	$350,998,600

The accompanying notes are an integral part of these financial statements.

85

Hartford Healthcare HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$82,280,789
Unrealized Depreciation	(12,966,644)

Net Unrealized Appreciation	$69,314,145

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2017, the aggregate value of these securities was $1,250,663, which represented 0.4% of total net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

86

Hartford Healthcare HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Biotechnology	$89,914,235	$83,716,667	$6,197,568	$—
Drug Retail	4,503,608	4,503,608	—	—
Health Care Distributors	10,846,927	10,846,927	—	—
Health Care Equipment	72,352,440	72,352,440	—	—
Health Care Facilities	9,529,610	9,529,610	—	—
Health Care Services	4,645,053	4,645,053	—	—
Health Care Supplies	2,289,923	2,289,923	—	—
Health Care Technology	7,120,087	7,120,087	—	—
Life Sciences Tools & Services	13,203,065	13,203,065	—	—
Managed Health Care	42,355,640	42,355,640	—	—
Pharmaceuticals	79,839,094	66,303,883	13,535,211	—
Short-Term Investments	15,503,688	15,503,688	—	—

Total	$352,103,370	$332,370,591	$19,732,779	$—

(1)	For the six-month period ended June 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

87

Hartford High Yield HLS Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
		Asset-Backed - Finance & Insurance - 0.0%
$	2,490,000	Soundview NIM Trust 8.25%, 12/25/2036(1)(2)(3)	$—

		Total Asset & Commercial Mortgage Backed Securities (cost $2,478,958)	$—

CORPORATE BONDS - 90.2%
		Biotechnology - 0.1%
$	370,000	Sterigenics-Nordion Topco LLC (cash) 8.13%, 11/01/2021(1)(4)	$379,250

		Chemicals - 1.9%
		Chemours Co.
	1,875,000	6.63%, 05/15/2023	1,982,812
	305,000	7.00%, 05/15/2025	332,450
	1,360,000	Hexion, Inc. 10.38%, 02/01/2022(1)	1,346,400
	2,160,000	Platform Specialty Products Corp. 6.50%, 02/01/2022(1)	2,230,200

			5,891,862

		Coal - 1.1%
	670,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	690,100
	2,515,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)	2,351,525
		Peabody Energy Corp.
	205,000	6.00%, 03/31/2022(1)	203,463
	220,000	6.38%, 03/31/2025(1)	216,700

			3,461,788

		Commercial Banks - 4.2%
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	800,000	7.00%, 02/19/2019(5)(6)(7)	935,528
	400,000	8.88%, 04/14/2021(5)(6)(7)	523,096
	1,400,000	Banco de Sabadell S.A. 6.50%, 05/18/2022(5)	1,573,605
		Barclays plc
$	800,000	7.88%, 03/15/2022(5)(6)(7)	860,784
	590,000	8.25%, 12/15/2018(5)(7)	625,400
	1,080,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(5)(7)	1,188,000
	1,555,000	CIT Group, Inc. 5.38%, 05/15/2020	1,673,569
	690,000	Credit Agricole S.A. 7.88%, 01/23/2024(1)(5)(7)	758,793
	1,180,000	Credit Suisse Group AG 6.25%, 12/18/2024(5)(6)(7)	1,253,750
	730,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(5)(7)	758,288
		Royal Bank of Scotland Group plc
	780,000	6.99%, 10/05/2017(1)(5)(7)	883,350
	1,000,000	7.64%, 09/30/2017(5)(7)	960,000
	385,000	8.63%, 08/15/2021(5)(7)	419,650
	640,000	Societe Generale S.A. 8.25%, 11/29/2018(5)(6)(7)	678,982

			13,092,795

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 90.2% - (continued)
		Commercial Services - 3.4%
$	2,050,000	APX Group, Inc. 7.88%, 12/01/2022	$2,224,250
	474,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.25%, 03/15/2025(1)	446,152
	1,870,000	Brand Energy & Infrastructure Services, Inc. 8.50%, 07/15/2025(1)	1,935,450
	2,380,000	GW Honos Security Corp. 8.75%, 05/15/2025(1)	2,490,075
		Herc Rentals, Inc.
	855,000	7.50%, 06/01/2022(1)	902,025
	782,000	7.75%, 06/01/2024(1)	825,010
	2,105,000	Hertz Corp. 5.50%, 10/15/2024(1)	1,726,100

			10,549,062

		Construction Materials - 2.2%
	2,380,000	Cemex Finance LLC 6.00%, 04/01/2024(1)	2,528,988
	1,650,000	Ply Gem Industries, Inc. 6.50%, 02/01/2022	1,728,243
	2,315,000	Standard Industries, Inc. 5.38%, 11/15/2024(1)	2,439,431

			6,696,662

		Diversified Financial Services - 4.6%
	665,000	FBM Finance, Inc. 8.25%, 08/15/2021(1)	712,381
	710,000	Hexion, Inc. 13.75%, 02/01/2022(1)	624,800
	2,760,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, 07/01/2021	2,822,100
		Navient Corp.
	417,000	5.50%, 01/25/2023	423,776
	365,000	5.63%, 08/01/2033	304,885
	1,641,000	5.88%, 10/25/2024	1,670,210
	2,070,000	6.13%, 03/25/2024	2,132,100
	815,000	6.50%, 06/15/2022	863,900
	917,000	7.25%, 09/25/2023	988,067
	280,000	OneMain Financial Holdings LLC 6.75%, 12/15/2019(1)	294,000
		Springleaf Finance Corp.
	490,000	5.25%, 12/15/2019	509,649
	675,000	7.75%, 10/01/2021	755,156
	1,730,000	8.25%, 12/15/2020	1,941,925
	175,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(1)	178,938

			14,221,887

		Electric - 0.6%
		Dynegy, Inc.
	280,000	7.63%, 11/01/2024	271,600
	1,720,000	8.00%, 01/15/2025(1)	1,668,400
	103,000	GenOn Americas Generation LLC 9.13%, 05/01/2031(3)(8)	91,670
	415,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(1)(2)(3)(9)	—

			2,031,670

The accompanying notes are an integral part of these financial statements.

88

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 90.2% - (continued)
		Entertainment - 2.6%
$	400,000	Eldorado Resorts, Inc. 6.00%, 04/01/2025(1)	$424,000
	1,385,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	1,502,725
	1,590,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	1,619,812
	1,225,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024(1)	1,274,000
	835,000	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021(1)	847,525
		Scientific Games International, Inc.
	1,150,000	6.63%, 05/15/2021	1,144,250
	770,000	10.00%, 12/01/2022	844,113
	325,000	WMG Acquisition Corp. 5.00%, 08/01/2023(1)	333,125

			7,989,550

		Environmental Control - 0.4%
	835,000	Clean Harbors, Inc. 5.13%, 06/01/2021	852,744
	397,000	Tervita Escrow Corp. 7.63%, 12/01/2021(1)	399,977

			1,252,721

		Food - 1.5%
	2,510,000	Post Holdings, Inc. 5.00%, 08/15/2026(1)	2,503,725
	2,045,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022	2,111,463

			4,615,188

		Healthcare-Products - 2.4%
		Alere, Inc.
	2,412,000	6.38%, 07/01/2023(1)	2,589,885
	1,850,000	6.50%, 06/15/2020	1,877,750
	2,895,000	Sterigenics-Nordion Holdings LLC 6.50%, 05/15/2023(1)	2,981,850

			7,449,485

		Healthcare-Services - 6.4%
		Community Health Systems, Inc.
	280,000	6.25%, 03/31/2023	289,058
	2,845,000	6.88%, 02/01/2022	2,485,819
	1,565,000	7.13%, 07/15/2020	1,523,919
		Envision Healthcare Corp.
	1,040,000	5.13%, 07/01/2022(1)	1,067,300
	1,890,000	5.63%, 07/15/2022	1,958,512
	1,835,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	2,004,737
		HCA, Inc.
	1,340,000	5.25%, 06/15/2026	1,445,190
	1,085,000	5.38%, 02/01/2025	1,144,458
	1,599,000	7.50%, 11/15/2095	1,634,977
	350,000	MPH Acquisition Holdings LLC 7.13%, 06/01/2024(1)	373,188
		Tenet Healthcare Corp.
	3,305,000	5.00%, 03/01/2019	3,470,614
	500,000	6.75%, 06/15/2023	500,000
	1,955,000	8.13%, 04/01/2022	2,074,744

			19,972,516

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 90.2% - (continued)
		Home Builders - 2.5%
$	1,690,000	AV Homes, Inc. 6.63%, 05/15/2022(1)	$1,742,812
		Beazer Homes USA, Inc.
	525,000	6.75%, 03/15/2025	547,313
	1,120,000	8.75%, 03/15/2022	1,248,800
	1,880,000	KB Home 8.00%, 03/15/2020	2,115,000
	2,115,000	M/I Homes, Inc. 6.75%, 01/15/2021	2,215,462

			7,869,387

		Household Products - 0.7%
	2,400,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	2,088,000

		Housewares - 0.7%
	2,025,000	American Greetings Corp. 7.88%, 02/15/2025(1)	2,189,531

		Insurance - 1.1%
		Genworth Holdings, Inc.
	110,000	4.80%, 02/15/2024	90,750
	770,000	4.90%, 08/15/2023	639,100
	440,000	7.20%, 02/15/2021	421,432
	245,000	7.63%, 09/24/2021	236,425
	145,000	7.70%, 06/15/2020	142,202
	415,000	MGIC Investment Corp. 5.75%, 08/15/2023	447,162
	1,330,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(1)	1,353,275

			3,330,346

		Internet - 1.7%
	2,105,000	Netflix, Inc. 5.88%, 02/15/2025	2,331,287
		Zayo Group LLC / Zayo Capital, Inc.
	2,145,000	6.00%, 04/01/2023	2,257,613
	605,000	6.38%, 05/15/2025	653,019

			5,241,919

		Iron/Steel - 2.0%
		AK Steel Corp.
	1,015,000	7.63%, 10/01/2021	1,055,925
	840,000	8.38%, 04/01/2022	877,800
	650,000	Signode Industrial Group U.S., Inc. 6.38%, 05/01/2022(1)	679,250
	1,130,000	Steel Dynamics, Inc. 5.50%, 10/01/2024	1,200,625
		United States Steel Corp.
	191,000	6.88%, 04/01/2021	197,207
	315,000	7.50%, 03/15/2022	322,875
	1,645,000	8.38%, 07/01/2021(1)	1,809,500

			6,143,182

		IT Services - 0.6%
	1,480,000	Conduent Finance, Inc. / Xerox Business Services LLC 10.50%, 12/15/2024(1)	1,724,200

		Lodging - 1.7%
	920,000	Boyd Gaming Corp. 6.38%, 04/01/2026	994,750
	1,450,000	FelCor Lodging L.P. 6.00%, 06/01/2025	1,547,875

The accompanying notes are an integral part of these financial statements.

89

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 90.2% - (continued)
		Lodging - 1.7% - (continued)
$	1,630,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(1)	$1,703,350
	1,100,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,072,500

			5,318,475

		Machinery - Construction & Mining - 0.5%
	1,605,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(1)	1,669,200

		Machinery-Diversified - 0.7%
	1,935,000	Cloud Crane LLC 10.13%, 08/01/2024(1)	2,123,663

		Media - 9.0%
	635,000	CBS Radio, Inc. 7.25%, 11/01/2024(1)	654,050
		CCO Holdings LLC / CCO Holdings Capital Corp.
	120,000	5.13%, 02/15/2023	123,825
	245,000	5.13%, 05/01/2023(1)	257,250
	95,000	5.25%, 09/30/2022	97,793
	545,000	5.75%, 09/01/2023	568,163
	105,000	5.75%, 01/15/2024	110,644
	1,355,000	5.75%, 02/15/2026(1)	1,449,850
	1,775,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(1)	1,807,021
	520,000	Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020	517,400
		CSC Holdings LLC
	1,560,000	5.25%, 06/01/2024	1,591,356
	760,000	10.13%, 01/15/2023(1)	881,600
	750,000	10.88%, 10/15/2025(1)	902,813
		DISH DBS Corp.
	2,170,000	5.00%, 03/15/2023	2,224,250
	1,095,000	5.88%, 07/15/2022	1,177,125
	945,000	6.75%, 06/01/2021	1,048,950
	1,191,000	7.88%, 09/01/2019	1,313,077
		Gray Television, Inc.
	1,255,000	5.13%, 10/15/2024(1)	1,267,550
	380,000	5.88%, 07/15/2026(1)	387,600
	1,175,000	Liberty Interactive LLC 8.25%, 02/01/2030	1,263,125
	2,370,000	SFR Group S.A. 7.38%, 05/01/2026(1)	2,571,450
		Sinclair Television Group, Inc.
	520,000	5.13%, 02/15/2027(1)	503,100
	1,055,000	5.88%, 03/15/2026(1)	1,078,738
		TEGNA, Inc.
	1,515,000	4.88%, 09/15/2021(1)	1,556,662
	2,865,000	5.13%, 10/15/2019	2,929,462
	1,565,000	Tribune Media Co. 5.88%, 07/15/2022	1,639,337

			27,922,191

		Metal Fabricate/Hardware - 0.6%
		Novelis Corp.
	605,000	5.88%, 09/30/2026(1)	623,150

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 90.2% - (continued)
		Metal Fabricate/Hardware - 0.6% - (continued)
$	1,115,000	6.25%, 08/15/2024(1)	$1,170,750

			1,793,900

		Mining - 2.3%
		Anglo American Capital plc
	260,000	4.13%, 04/15/2021(1)	267,150
	1,330,000	4.88%, 05/14/2025(1)	1,383,200
	395,000	9.38%, 04/08/2019(1)	441,906
	1,345,000	Constellium N.V. 7.88%, 04/01/2021(1)	1,439,150
	1,290,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	1,357,725
		New Gold, Inc.
	105,000	6.25%, 11/15/2022(1)	107,888
	870,000	6.38%, 05/15/2025(1)	896,100
	970,000	Teck Resources Ltd. 8.50%, 06/01/2024(1)	1,120,350

			7,013,469

		Miscellaneous Manufacturing - 1.0%
	2,990,000	Bombardier, Inc. 6.13%, 01/15/2023(1)	2,997,475

		Office/Business Equipment - 0.6%
		CDW LLC / CDW Finance Corp.
	885,000	5.00%, 09/01/2023	921,506
	970,000	5.50%, 12/01/2024	1,049,113

			1,970,619

		Oil & Gas - 12.3%
	810,000	Antero Resources Corp. 5.63%, 06/01/2023	820,125
	1,720,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(1)	1,732,900
	2,370,000	California Resources Corp. 8.00%, 12/15/2022(1)	1,499,025
	335,000	Chesapeake Energy Corp. 8.00%, 06/15/2027(1)	329,138
		Concho Resources, Inc.
	1,910,000	5.50%, 10/01/2022	1,960,137
	325,000	5.50%, 04/01/2023	333,937
		Continental Resources, Inc.
	475,000	3.80%, 06/01/2024	434,919
	265,000	4.50%, 04/15/2023	253,075
	2,015,000	4.90%, 06/01/2044	1,682,525
	1,005,000	5.00%, 09/15/2022	986,156
	2,100,000	Denbury Resources, Inc. 9.00%, 05/15/2021(1)	2,000,250
	1,430,000	Energen Corp. 4.63%, 09/01/2021	1,447,875
	1,540,000	Ensco plc 5.75%, 10/01/2044	1,008,700
		Laredo Petroleum, Inc.
	740,000	5.63%, 01/15/2022	717,800
	1,360,000	6.25%, 03/15/2023	1,349,800
	670,000	7.38%, 05/01/2022	676,700
	1,635,000	Matador Resources Co. 6.88%, 04/15/2023	1,696,312
		MEG Energy Corp.
	900,000	6.38%, 01/30/2023(1)	695,250
	1,090,000	6.50%, 01/15/2025(1)	991,900
	1,380,000	7.00%, 03/31/2024(1)	1,072,950

The accompanying notes are an integral part of these financial statements.

90

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 90.2% - (continued)
		Oil & Gas - 12.3% - (continued)
		Noble Holding International Ltd.
$	1,230,000	6.20%, 08/01/2040	$738,000
	1,220,000	7.75%, 01/15/2024	965,325
	390,000	PDC Energy, Inc. 6.13%, 09/15/2024(1)	395,850
		QEP Resources, Inc.
	2,185,000	5.25%, 05/01/2023	2,064,825
	205,000	5.38%, 10/01/2022	197,313
	245,000	6.80%, 03/01/2020	254,800
		Rice Energy, Inc.
	635,000	6.25%, 05/01/2022	663,575
	515,000	7.25%, 05/01/2023	554,912
	870,000	Rowan Cos., Inc. 5.85%, 01/15/2044	645,975
	1,140,000	RSP Permian, Inc. 6.63%, 10/01/2022	1,182,750
		SM Energy Co.
	1,755,000	5.00%, 01/15/2024	1,553,175
	15,000	5.63%, 06/01/2025	13,538
	240,000	6.13%, 11/15/2022	228,000
	115,000	6.50%, 11/15/2021	111,838
	150,000	6.75%, 09/15/2026	143,202
		Transocean, Inc.
	365,000	6.80%, 03/15/2038	266,450
	110,000	7.50%, 04/15/2031	88,000
	435,000	9.35%, 12/15/2041	387,150
		Tullow Oil plc
	1,015,000	6.00%, 11/01/2020(1)	964,250
	1,755,000	6.25%, 04/15/2022(1)	1,599,244
		WPX Energy, Inc.
	2,000,000	5.25%, 09/15/2024	1,900,000
	1,420,000	6.00%, 01/15/2022	1,405,800
	295,000	8.25%, 08/01/2023	320,075

			38,333,521

		Oil & Gas Services - 0.3%
		Weatherford International Ltd.
	250,000	5.95%, 04/15/2042	195,000
	660,000	6.50%, 08/01/2036	561,000
	250,000	7.00%, 03/15/2038	213,750

			969,750

		Packaging & Containers - 3.8%
	1,700,000	ARD Finance S.A. (cash) 7.13%, 09/15/2023(4)	1,814,580
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
	2,065,000	6.00%, 06/30/2021(1)	2,137,275
	340,000	6.00%, 02/15/2025(1)	357,000
	305,000	7.25%, 05/15/2024(1)	333,594
	2,060,000	Berry Plastics Corp. 6.00%, 10/15/2022	2,196,475
	1,875,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(1)	1,950,000
		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	2,070,000	5.13%, 07/15/2023(1)	2,150,212
	805,000	7.00%, 07/15/2024(1)	863,536

			11,802,672

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 90.2% - (continued)
		Pharmaceuticals - 3.8%
		Endo Finance LLC
$	736,000	6.00%, 07/15/2023(1)	$618,608
	3,075,000	6.00%, 02/01/2025(1)	2,506,125
	1,908,000	PRA Holdings, Inc. 9.50%, 10/01/2023(1)	2,117,880
		Valeant Pharmaceuticals International, Inc.
	1,320,000	5.50%, 03/01/2023(1)	1,120,337
	4,930,000	5.88%, 05/15/2023(1)	4,227,475
	1,230,000	6.13%, 04/15/2025(1)	1,040,887
	240,000	7.00%, 03/15/2024(1)	252,300

			11,883,612

		Pipelines - 1.0%
	1,773,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020	1,981,328
	1,100,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.75%, 03/15/2024	1,182,500

			3,163,828

		REITS - 0.3%
	760,000	Equinix, Inc. 5.88%, 01/15/2026	828,636

		Retail - 1.5%
	1,945,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	2,027,663
	1,280,000	L Brands, Inc. 6.88%, 11/01/2035	1,235,200
	1,440,000	Party City Holdings, Inc. 6.13%, 08/15/2023(1)	1,490,400

			4,753,263

		Semiconductors - 1.9%
	1,625,000	Entegris, Inc. 6.00%, 04/01/2022(1)	1,700,156
	1,865,000	Micron Technology, Inc. 5.50%, 02/01/2025	1,967,575
		Sensata Technologies B.V.
	1,221,000	5.00%, 10/01/2025(1)	1,276,922
	900,000	5.63%, 11/01/2024(1)	965,250

			5,909,903

		Software - 3.4%
	1,060,000	Camelot Finance S.A. 7.88%, 10/15/2024(1)	1,142,150
	980,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(1)	999,600
		First Data Corp.
	1,425,000	5.38%, 08/15/2023(1)	1,489,125
	2,391,000	5.75%, 01/15/2024(1)	2,483,651
	1,580,000	7.00%, 12/01/2023(1)	1,686,650
	684,000	Infor Software Parent LLC (cash) 7.13%, 05/01/2021(1)(4)	704,520
	2,075,000	Infor U.S., Inc. 6.50%, 05/15/2022	2,147,625

			10,653,321

		Telecommunications - 4.4%
		Altice Financing S.A.
	485,000	6.50%, 01/15/2022(1)	506,825
	380,000	6.63%, 02/15/2023(1)	403,157

The accompanying notes are an integral part of these financial statements.

91

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 90.2% - (continued)
		Telecommunications - 4.4% - (continued)
$	2,840,000	7.50%, 05/15/2026(1)	$3,152,400
	1,085,000	Frontier Communications Corp. 11.00%, 09/15/2025	1,006,338
		Nokia Oyj
	175,000	3.38%, 06/12/2022	176,330
	180,000	4.38%, 06/12/2027	183,263
	800,000	Sprint Capital Corp. 6.88%, 11/15/2028	889,256
		Sprint Corp.
	416,000	7.13%, 06/15/2024	462,800
	2,495,000	7.25%, 09/15/2021	2,772,569
	85,000	7.63%, 02/15/2025	97,856
	3,479,000	7.88%, 09/15/2023	4,000,850

			13,651,644

		Transportation - 0.4%
	1,290,000	Hertz Corp. 7.63%, 06/01/2022(1)	1,286,904

		Total Corporate Bonds (cost $271,223,410)	$280,237,047

SENIOR FLOATING RATE INTERESTS - 1.1%(10)
		Healthcare-Products - 0.4%
	1,190,000	INC Research LLC 0.00%, 06/27/2024(11)	$1,191,487

		Insurance - 0.2%
	550,000	Asurion LLC 8.73%, 03/03/2021	552,063

		Internet - 0.3%
	1,266,545	Lands’ End, Inc. 4.48%, 04/04/2021	1,044,900

		Machinery-Diversified - 0.2%
	821,149	Gardner Denver, Inc. 4.55%, 07/30/2020	821,954

		Total Senior Floating Rate Interests (cost $3,807,518)	$3,610,404

CONVERTIBLE BONDS - 1.9%
		Commercial Services - 0.2%
	690,000	Cardtronics, Inc. 1.00%, 12/01/2020	$661,106

		Diversified Financial Services - 0.3%
	790,000	Blackhawk Network Holdings, Inc. 1.50%, 01/15/2022(1)	880,850

		Internet - 0.3%
	750,000	Priceline Group, Inc. 0.90%, 09/15/2021	858,750

		Media - 0.4%
	670,000	DISH Network Corp. 3.38%, 08/15/2026(1)	812,375
	400,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023(1)	463,250

			1,275,625

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 1.9% - (continued)
	Oil & Gas - 0.2%
1,790,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019	$465,400
112,000	PDC Energy, Inc. 1.13%, 09/15/2021	101,640

		567,040

	Semiconductors - 0.4%
	Microchip Technology, Inc.
565,000	1.63%, 02/15/2027(1)	593,956
589,000	2.25%, 02/15/2037(1)	614,769

		1,208,725

	Software - 0.1%
366,000	ServiceNow, Inc. 0.00%, 06/01/2022(1)(12)	372,863

	Total Convertible Bonds (cost $7,116,515)	$5,824,959

COMMON STOCKS - 1.5%
	Banks - 0.4%
97,807	MGIC Investment Corp.*	$1,095,438

	Energy - 0.6%
206,275,142	KCA Deutag*(1)(2)(9)	1,856,270

	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
33,000	Endo International plc*	368,610

	Utilities - 0.4%
4,525,000	TCEH Corp.*(2)(9)	4
82,554	Vistra Energy Corp.	1,386,082

		1,386,086

	Total Common Stocks (cost $5,888,629)	$4,706,404

	Total Long-Term Investments (cost $290,515,030)	$294,378,814

SHORT-TERM INVESTMENTS - 2.6%
	Other Investment Pools & Funds - 2.6%
8,114,389	Fidelity Institutional Government Fund, Institutional Class	$8,114,389

	Total Short-Term Investments (cost $8,114,389)	$8,114,389

Total Investments (cost $298,629,419)^	97.3%	$302,493,203
Other Assets and Liabilities	2.7%	8,259,858

Total Net Assets	100.0%	$310,753,061

The accompanying notes are an integral part of these financial statements.

92

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$13,485,315
Unrealized Depreciation	(9,621,531)

Net Unrealized Appreciation	$3,863,784

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2017, the aggregate value of these securities was $138,674,944, which represented 44.6% of total net assets.

(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2017, the aggregate fair value of these securities was $1,856,274, which represented 0.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(6)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2017, the aggregate value of these securities was $4,252,140, which represented 1.4% of total net assets.

(7)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2017.

(8)	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.

(9)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost Basis
03/2011	206,275,142	KCA Deutag	$2,795,441
10/2016	4,525,000	TCEH Corp.	—
10/2016	$415,000	Texas Competitive Electric Holdings Co. LLC	—

			$2,795,441

At June 30, 2017, the aggregate value of these securities was $1,856,274, which represented 0.6% of total net assets.

(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of June 30, 2017.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(12)	Security is a zero-coupon bond.

The accompanying notes are an integral part of these financial statements.

93

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at June 30, 2017
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Genworth Holdings, Inc.	CBK	USD	1,120,000	5.00%/6.42%	12/20/21	$—	$(79,721)	$(55,046)	$24,675

Total single-name issues						$—	$(79,721)	$(55,046)	$24,675

Total OTC contracts						$—	$(79,721)	$(55,046)	$24,675

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on June 30, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at June 30, 2017
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.28	USD	6,030,000	(5.00)%	06/20/22	$401,737	$409,627	$7,890

Total					$401,737	$409,627	$7,890

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at June 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
EUR	Sell	07/31/17	CIB	$689,952	$688,736	$1,216
EUR	Sell	07/31/17	DEUT	228,009	228,816	(807)
EUR	Sell	07/31/17	CIB	683,559	688,736	(5,177)
EUR	Sell	07/31/17	CBK	1,089,938	1,110,901	(20,963)

Total						$(25,731)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

94

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
CIB	Credit Agricole
DEUT	Deutsche Bank Securities, Inc.

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Other Abbreviations:
OTC	Over-the-Counter

The accompanying notes are an integral part of these financial statements.

95

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	$—
Corporate Bonds	280,237,047	—	280,237,047	—
Senior Floating Rate Interests	3,610,404	—	3,610,404	—
Convertible Bonds	5,824,959	—	5,824,959	—
Common Stocks
Banks	1,095,438	1,095,438	—	—
Energy	1,856,270	—	—	1,856,270
Pharmaceuticals, Biotechnology & Life Sciences	368,610	368,610	—	—
Utilities	1,386,086	1,386,082	—	4
Short-Term Investments	8,114,389	8,114,389	—	—
Foreign Currency Contracts(2)	1,216	—	1,216	—
Swaps - Credit Default(2)	32,565	—	32,565	—

Total	$302,526,984	$10,964,519	$289,706,191	$1,856,274

Liabilities
Foreign Currency Contracts(2)	$(26,947)	$—	$(26,947)	$—

Total	$(26,947)	$—	$(26,947)	$—

(1)	For the six-month period ended June 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2017 is not presented.

The accompanying notes are an integral part of these financial statements.

96

Hartford International Opportunities HLS Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0%
	Argentina - 0.2%
103,581	YPF S.A. ADR	$2,268,424

	Canada - 7.5%
437,345	Canadian National Railway Co.	35,485,380
176,662	Canadian Natural Resources Ltd.	5,097,696
1,173,790	EnCana Corp.	10,327,686
514,215	Magna International, Inc.	23,819,321
659,735	Manulife Financial Corp.	12,367,488
375,485	TransCanada Corp.	17,899,817

		104,997,388

	China - 8.2%
448,400	AAC Technologies Holdings, Inc.	5,601,034
227,341	Alibaba Group Holding Ltd. ADR*	32,032,347
12,612,000	China Construction Bank Corp. Class H	9,807,666
242,685	Ctrip.com International Ltd. ADR*	13,071,014
44,858	NetEase, Inc. ADR	13,485,660
183,404	New Oriental Education & Technology Group, Inc. ADR*	12,928,148
603,480	Tencent Holdings Ltd.	21,649,806
91,070	Weibo Corp. ADR*	6,053,423

		114,629,098

	Denmark - 0.7%
47,436	Genmab A/S*	10,114,288

	France - 12.9%
254,461	Airbus SE	20,999,515
1,011,869	AXA S.A.	27,708,356
370,143	BNP Paribas S.A.	26,647,593
128,010	Capgemini SE	13,223,744
337,817	Cie de Saint-Gobain	18,041,125
123,390	Cie Generale des Etablissements Michelin	16,422,459
125,551	Essilor International S.A.	15,971,681
130,216	Schneider Electric SE*	10,007,030
288,060	Total S.A.	14,301,307
66,023	Unibail-Rodamco SE REIT	16,636,262

		179,959,072

	Germany - 7.1%
210,104	Beiersdorf AG	22,099,050
88,845	Brenntag AG	5,152,488
80,212	Continental AG	17,352,239
1,184,306	Deutsche Bank AG	21,056,705
386,807	Deutsche Wohnen AG	14,821,430
451,692	Vonovia SE	17,971,093

		98,453,005

	Greece - 0.1%
640,310	Alpha Bank A.E.*	1,578,225

	Hong Kong - 0.9%
460,026	Hong Kong Exchanges and Clearing Ltd.	11,884,491

	India - 3.2%
4,900,377	ICICI Bank Ltd.	22,059,743
861,724	Power Grid Corp. of India Ltd.	2,805,936
2,813,942	State Bank of India	11,897,171
241,705	Tata Motors Ltd. ADR	7,978,682

		44,741,532

	Israel - 0.4%
149,050	Teva Pharmaceutical Industries Ltd. ADR	4,951,441

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	Italy - 3.2%
470,795	Assicurazioni Generali S.p.A.	$7,771,023
200,514	Banca Generali S.p.A.	5,983,384
720,544	FinecoBank Banca Fineco S.p.A.	5,679,675
1,384,786	UniCredit S.p.A.*	25,938,749

		45,372,831

	Japan - 17.5%
99,860	Daito Trust Construction Co., Ltd.	15,557,752
332,915	Daiwa House Industry Co., Ltd.	11,394,208
65,492	Eisai Co., Ltd.	3,623,510
60,430	FANUC Corp.	11,695,969
1,038,070	ITOCHU Corp.	15,455,740
587,700	Japan Tobacco, Inc.	20,656,523
1,795,820	Kawasaki Heavy Industries Ltd.	5,345,475
1,592,750	Mitsubishi Heavy Industries Ltd.	6,557,598
371,020	Mitsui Fudosan Co., Ltd.	8,889,078
78,200	Murata Manufacturing Co., Ltd.	11,938,479
279,950	Nippon Telegraph & Telephone Corp.	13,214,780
182,310	Omron Corp.	7,935,842
383,674	Ono Pharmaceutical Co., Ltd.	8,368,461
546,600	Seven & I Holdings Co., Ltd.	22,555,141
318,500	SoftBank Group Corp.	25,890,896
326,340	Sony Financial Holdings, Inc.	5,581,060
601,930	Sumitomo Mitsui Financial Group, Inc.	23,502,023
632,583	Tokio Marine Holdings, Inc.	26,323,834

		244,486,369

	Luxembourg - 0.6%
371,597	SES S.A.	8,705,362

	Mexico - 1.3%
566,590	America Movil S.A.B. de C.V. Class L, ADR	9,020,113
1,198,440	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	7,218,209
462,360	Infraestructura Energetica Nova, S.A.B. de C.V.	2,464,307

		18,702,629

	Netherlands - 1.4%
328,656	AerCap Holdings N.V.*	15,259,498
624,519	DP Eurasia N.V.*(1)	1,480,396
111,045	Koninklijke Ahold Delhaize N.V.	2,119,540

		18,859,434

	South Africa - 0.5%
1,965,390	FirstRand Ltd.	7,087,836

	South Korea - 2.6%
13,369	Hyundai Motor Co.	1,863,975
163,389	ING Life Insurance Korea Ltd.*(1)	4,855,330
14,140	Samsung Electronics Co., Ltd.	29,451,081

		36,170,386

	Spain - 5.0%
3,627,147	Banco Santander S.A.	24,083,797
4,075,104	Iberdrola S.A.	32,292,815
354,856	Industria de Diseno Textil S.A.	13,628,231

		70,004,843

	Switzerland - 9.5%
553,216	ABB Ltd.	13,731,432
459,451	Julius Baer Group Ltd.*	24,275,660
109,102	LafargeHolcim Ltd.*	6,270,427
513,414	Novartis AG	42,883,730
1,590,726	UBS Group AG*	27,051,700

The accompanying notes are an integral part of these financial statements.

97

Hartford International Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	Switzerland - 9.5% - (continued)
61,825	Zurich Insurance Group AG	$18,043,554

		132,256,503

	Taiwan - 2.9%
5,921,995	Taiwan Semiconductor Manufacturing Co., Ltd.	40,460,333

	United Kingdom - 9.3%
305,272	AstraZeneca plc	20,448,192
1,928,642	Aviva plc	13,229,260
423,660	British American Tobacco plc	28,869,411
2,831,120	BT Group plc	10,886,333
2,422,289	Glencore plc*	9,076,864
127,751	Hikma Pharmaceuticals plc	2,446,624
665,633	Marks & Spencer Group plc	2,888,926
479,266	Unilever N.V.	26,456,322
763,437	WPP plc	16,075,436

		130,377,368

	Total Common Stocks (cost $1,177,264,792)	$1,326,060,858

	Total Long-Term Investments (cost $1,177,264,792)	$1,326,060,858

SHORT-TERM INVESTMENTS - 2.9%
	Other Investment Pools & Funds - 2.9%
41,008,707	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$41,008,707

	Total Short-Term Investments (cost $41,008,707)	$41,008,707

Total Investments (cost $1,218,273,499)^	97.9%	$1,367,069,565
Other Assets and Liabilities	2.1%	29,312,502

Total Net Assets	100.0%	$1,396,382,067

The accompanying notes are an integral part of these financial statements.

98

Hartford International Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$164,574,336
Unrealized Depreciation	(15,778,270)

Net Unrealized Appreciation	$148,796,066

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2017, the aggregate value of these securities was $6,335,726, which represented 0.5% of total net assets.

Foreign Currency Contracts Outstanding at June 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
EUR	Buy	07/14/17	CBK	$101,702,774	$106,731,951	$5,029,177
EUR	Sell	07/14/17	GSC	100,283,163	106,731,951	(6,448,788)

Total						$(1,419,611)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
GSC	Goldman Sachs & Co.

Currency Abbreviations:
EUR	Euro

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

99

Hartford International Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Argentina	$2,268,424	$2,268,424	$—	$—
Canada	104,997,388	104,997,388	—	—
China	114,629,098	77,570,592	37,058,506	—
Denmark	10,114,288	—	10,114,288	—
France	179,959,072	—	179,959,072	—
Germany	98,453,005	—	98,453,005	—
Greece	1,578,225	—	1,578,225	—
Hong Kong	11,884,491	—	11,884,491	—
India	44,741,532	7,978,682	36,762,850	—
Israel	4,951,441	4,951,441	—	—
Italy	45,372,831	—	45,372,831	—
Japan	244,486,369	—	244,486,369	—
Luxembourg	8,705,362	—	8,705,362	—
Mexico	18,702,629	18,702,629	—	—
Netherlands	18,859,434	16,739,894	2,119,540	—
South Africa	7,087,836	—	7,087,836	—
South Korea	36,170,386	4,855,330	31,315,056	—
Spain	70,004,843	—	70,004,843	—
Switzerland	132,256,503	—	132,256,503	—
Taiwan	40,460,333	—	40,460,333	—
United Kingdom	130,377,368	—	130,377,368	—
Short-Term Investments	41,008,707	41,008,707	—	—
Foreign Currency Contracts(2)	5,029,177	—	5,029,177	—

Total	$1,372,098,742	$279,073,087	$1,093,025,655	$—

Liabilities
Foreign Currency Contracts(2)	$(6,448,788)	$—	$(6,448,788)	$—

Total	$(6,448,788)	$—	$(6,448,788)	$—

(1)	For the six-month period ended June 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

100

Hartford MidCap HLS Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 1.2%
456,317	Harley-Davidson, Inc.	$24,650,244

	Banks - 5.1%
85,003	Cullen/Frost Bankers, Inc.	7,982,632
155,379	East West Bancorp, Inc.	9,102,102
32,906	First Citizens BancShares, Inc. Class A	12,264,066
290,385	First Republic Bank	29,067,538
221,701	M&T Bank Corp.	35,904,477
66,886	Prosperity Bancshares, Inc.	4,296,757
54,649	South State Corp.	4,683,419

		103,300,991

	Capital Goods - 9.0%
603,668	Allison Transmission Holdings, Inc.	22,643,587
324,596	Fastenal Co.	14,129,664
239,615	Heico Corp. Class A	14,868,111
349,146	IDEX Corp.	39,456,989
226,101	Lennox International, Inc.	41,521,188
93,483	Middleby Corp.*	11,359,119
172,474	MSC Industrial Direct Co., Inc. Class A	14,825,865
272,787	PACCAR, Inc.	18,014,853
125,647	Sensata Technologies Holding N.V.*	5,367,640

		182,187,016

	Commercial & Professional Services - 7.8%
134,658	Cintas Corp.	16,972,294
154,087	Dun & Bradstreet Corp.	16,664,509
189,190	Equifax, Inc.	25,998,490
414,569	Robert Half International, Inc.	19,870,292
1,035,717	TransUnion*	44,856,903
71,244	UniFirst Corp.	10,024,031
365,397	Waste Connections, Inc.	23,538,875

		157,925,394

	Consumer Durables & Apparel - 2.4%
15,801	NVR, Inc.*	38,090,048
539,405	Under Armour, Inc. Class C*	10,874,405

		48,964,453

	Consumer Services - 1.3%
335,880	Choice Hotels International, Inc.	21,580,290
38,173	Wynn Resorts Ltd.	5,119,763

		26,700,053

	Diversified Financials - 5.3%
56,734	Credit Acceptance Corp.*	14,588,581
136,581	Factset Research Systems, Inc.	22,697,031
252,436	Financial Engines, Inc.	9,239,158
122,476	Moody’s Corp.	14,902,880
216,366	MSCI, Inc.	22,283,534
244,726	Northern Trust Corp.	23,789,814

		107,500,998

	Energy - 1.4%
70,871	Diamondback Energy, Inc.*	6,294,054
184,411	Newfield Exploration Co.*	5,248,337
232,484	Parsley Energy, Inc. Class A*	6,451,431
258,595	Patterson-UTI Energy, Inc.	5,221,033
553,834	WPX Energy, Inc.*	5,350,036

		28,564,891

	Food & Staples Retailing - 0.7%
170,341	PriceSmart, Inc.	14,921,872

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Health Care Equipment & Services - 4.2%
281,391	Patterson Cos., Inc.	$13,211,307
282,233	STERIS plc	23,001,990
68,208	Teleflex, Inc.	14,170,894
212,222	Varian Medical Systems, Inc.*	21,899,188
221,239	Veeva Systems, Inc. Class A*	13,564,163

		85,847,542

	Insurance - 5.6%
29,120	Alleghany Corp.*	17,320,576
37,597	Fairfax Financial Holdings Ltd.	16,293,869
318,097	FNF Group	14,260,289
38,088	Markel Corp.*	37,168,556
15,486	White Mountains Insurance Group Ltd.	13,451,604
214,140	WR Berkley Corp.	14,812,064

		113,306,958

	Materials - 3.3%
519,980	Ball Corp.	21,948,356
291,839	Packaging Corp. of America	32,507,946
405,026	Silgan Holdings, Inc.	12,871,726

		67,328,028

	Pharmaceuticals, Biotechnology & Life Sciences - 13.5%
42,523	Aerie Pharmaceuticals, Inc.*	2,234,584
273,447	Agios Pharmaceuticals, Inc.*	14,068,848
496,081	Alkermes plc*	28,757,816
194,256	Alnylam Pharmaceuticals, Inc.*	15,493,859
199,149	Bluebird Bio, Inc.*	20,920,602
550,838	Ionis Pharmaceuticals, Inc.*	28,021,129
935,617	Ironwood Pharmaceuticals, Inc.*	17,664,449
51,778	Mettler-Toledo International, Inc.*	30,473,424
361,207	Neurocrine Biosciences, Inc.*	16,615,522
233,107	Puma Biotechnology, Inc.*	20,373,552
200,421	Sage Therapeutics, Inc.*	15,961,528
189,943	TESARO, Inc.*	26,565,428
258,721	Ultragenyx Pharmaceutical, Inc.*	16,069,161
110,231	Waters Corp.*	20,264,867

		273,484,769

	Retailing - 2.4%
206,478	Advance Auto Parts, Inc.	24,073,270
400,865	CarMax, Inc.*	25,278,547

		49,351,817

	Semiconductors & Semiconductor Equipment - 1.6%
290,615	MKS Instruments, Inc.	19,558,390
172,858	Silicon Laboratories, Inc.*	11,814,844

		31,373,234

	Software & Services - 19.1%
447,131	Akamai Technologies, Inc.*	22,271,595
264,269	Blackbaud, Inc.	22,661,067
695,882	Cadence Design Systems, Inc.*	23,305,088
74,358	CoStar Group, Inc.*	19,600,769
1,579,798	Genpact Ltd.	43,965,778
467,527	Global Payments, Inc.	42,227,039
400,016	Guidewire Software, Inc.*	27,485,099
196,562	ServiceNow, Inc.*	20,835,572
464,058	Teradata Corp.*	13,685,070
439,279	Total System Services, Inc.	25,588,002
332,141	Vantiv, Inc. Class A*	21,037,811
438,009	VeriSign, Inc.*	40,717,317
263,304	WEX, Inc.*	27,454,708

The accompanying notes are an integral part of these financial statements.

101

Hartford MidCap HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 19.1% - (continued)
267,977	Zillow Group, Inc. Class A*	$13,087,997
474,604	Zillow Group, Inc. Class C*	23,260,342

		387,183,254

	Technology Hardware & Equipment - 8.6%
561,594	CDW Corp. of Delaware	35,116,473
461,956	CommScope Holding Co., Inc.*	17,568,187
497,609	Finisar Corp.*	12,927,882
390,926	II-VI, Inc.*	13,408,762
439,903	Keysight Technologies, Inc.*	17,125,424
925,225	National Instruments Corp.	37,212,549
1,132,686	Trimble, Inc.*	40,402,909

		173,762,186

	Transportation - 5.1%
254,377	Alaska Air Group, Inc.	22,832,880
47,512	AMERCO	17,392,243
334,865	Genesee & Wyoming, Inc. Class A*	22,901,417
1,014,864	JetBlue Airways Corp.*	23,169,345
338,066	Spirit Airlines, Inc.*	17,461,109

		103,756,994

	Utilities - 2.2%
140,619	Black Hills Corp.	9,487,564
257,247	NiSource, Inc.	6,523,784
586,872	UGI Corp.	28,410,473

		44,421,821

	Total Common Stocks (cost $1,504,788,668)	$2,024,532,515

	Total Long-Term Investments (cost $1,504,788,668)	$2,024,532,515

SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
3,606,600	Fidelity Institutional Government Fund, Institutional Class	$3,606,600

Total Short-Term Investments (cost $3,606,600)		$3,606,600

Total Investments (cost $1,508,395,268)^	100.0%	$2,028,139,115
Other Assets and Liabilities	0.0%	(579,009)

Total Net Assets	100.0%	$2,027,560,106

The accompanying notes are an integral part of these financial statements.

102

Hartford MidCap HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$548,976,515
Unrealized Depreciation	(29,232,668)

Net Unrealized Appreciation	$519,743,847

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
MSCI	Morgan Stanley Capital International

The accompanying notes are an integral part of these financial statements.

103

Hartford MidCap HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$24,650,244	$24,650,244	$—	$—
Banks	103,300,991	103,300,991	—	—
Capital Goods	182,187,016	182,187,016	—	—
Commercial & Professional Services	157,925,394	157,925,394	—	—
Consumer Durables & Apparel	48,964,453	48,964,453	—	—
Consumer Services	26,700,053	26,700,053	—	—
Diversified Financials	107,500,998	107,500,998	—	—
Energy	28,564,891	28,564,891	—	—
Food & Staples Retailing	14,921,872	14,921,872	—	—
Health Care Equipment & Services	85,847,542	85,847,542	—	—
Insurance	113,306,958	113,306,958	—	—
Materials	67,328,028	67,328,028	—	—
Pharmaceuticals, Biotechnology & Life Sciences	273,484,769	273,484,769	—	—
Retailing	49,351,817	49,351,817	—	—
Semiconductors & Semiconductor Equipment	31,373,234	31,373,234	—	—
Software & Services	387,183,254	387,183,254	—	—
Technology Hardware & Equipment	173,762,186	173,762,186	—	—
Transportation	103,756,994	103,756,994	—	—
Utilities	44,421,821	44,421,821	—	—
Short-Term Investments	3,606,600	3,606,600	—	—

Total	$2,028,139,115	$2,028,139,115	$—	$—

(1)	For the six-month period ended June 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

104

Hartford MidCap Value HLS Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Automobiles & Components - 1.9%
201,240	Goodyear Tire & Rubber Co.	$7,035,351

	Banks - 13.0%
83,593	Bank of the Ozarks, Inc.	3,918,004
143,908	Comerica, Inc.	10,539,822
217,300	FNB Corp.	3,076,968
70,477	IBERIABANK Corp.	5,743,875
94,927	MB Financial, Inc.	4,180,585
94,262	Provident Financial Services, Inc.	2,392,370
45,770	South State Corp.	3,922,489
106,918	Sterling Bancorp	2,485,844
69,755	Western Alliance Bancorp*	3,431,946
183,285	Zions Bancorp	8,048,044

		47,739,947

	Capital Goods - 8.1%
72,116	Generac Holdings, Inc.*	2,605,551
45,418	Hubbell, Inc. Class B	5,139,955
207,966	Milacron Holdings Corp.*	3,658,122
81,900	Moog, Inc. Class A*	5,873,868
518,988	Sanwa Holdings Corp.	5,480,986
81,948	Sensata Technologies Holding N.V.*	3,500,819
59,141	WESCO International, Inc.*	3,388,779

		29,648,080

	Commercial & Professional Services - 1.4%
90,508	Clean Harbors, Inc.*	5,053,062

	Consumer Durables & Apparel - 4.1%
132,831	D.R. Horton, Inc.	4,591,968
34,123,624	Global Brands Group Holding Ltd.*	3,579,133
72,320	Lennar Corp. Class A	3,856,102
74,745	Toll Brothers, Inc.	2,953,175

		14,980,378

	Consumer Services - 1.7%
117,762	Norwegian Cruise Line Holdings Ltd.*	6,393,299

	Diversified Financials - 0.4%
19,515	Raymond James Financial, Inc.	1,565,493

	Energy - 6.6%
89,100	Delek US Holdings, Inc.	2,355,804
104,682	Diamondback Energy, Inc.*	9,296,808
43,703	Energen Corp.*	2,157,617
223,642	Newfield Exploration Co.*	6,364,851
321,037	QEP Resources, Inc.*	3,242,474
314,466	Trican Well Service Ltd.*	880,253

		24,297,807

	Food, Beverage & Tobacco - 2.2%
27,249	Ingredion, Inc.	3,248,353
62,137	Post Holdings, Inc.*	4,824,938

		8,073,291

	Health Care Equipment & Services - 5.9%
124,568	Acadia Healthcare Co., Inc.*	6,151,168
232,957	Brookdale Senior Living, Inc.*	3,426,797
96,950	Envision Healthcare Corp.*	6,075,856
73,777	STERIS plc	6,012,826

		21,666,647

	Insurance - 9.2%
34,225	Assurant, Inc.	3,548,790
205,570	CNO Financial Group, Inc.	4,292,302

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Insurance - 9.2% - (continued)
35,985	Hanover Insurance Group, Inc.	$3,189,350
66,956	Reinsurance Group of America, Inc.	8,596,481
128,493	Unum Group	5,991,629
186,795	XL Group Ltd.	8,181,621

		33,800,173

	Materials - 8.5%
48,283	Bemis Co., Inc.	2,233,089
59,121	Cabot Corp.	3,158,835
74,418	Celanese Corp. Series A	7,065,245
41,614	Crown Holdings, Inc.*	2,482,691
121,585	Louisiana-Pacific Corp.*	2,931,414
76,314	Methanex Corp.	3,361,632
62,631	Reliance Steel & Aluminum Co.	4,560,163
81,484	Westlake Chemical Corp.	5,395,056

		31,188,125

	Media - 1.2%
82,486	John Wiley & Sons, Inc. Class A	4,351,137

	Real Estate - 7.8%
54,477	American Assets Trust, Inc. REIT	2,145,849
61,085	Equity LifeStyle Properties, Inc. REIT	5,274,079
45,117	Extra Space Storage, Inc. REIT	3,519,126
70,891	Forest City Realty Trust, Inc. Class A REIT	1,713,435
15,840	LaSalle Hotel Properties REIT	472,032
33,726	Life Storage, Inc. REIT	2,499,097
49,928	PS Business Parks, Inc. REIT	6,609,968
286,850	STORE Capital Corp. REIT	6,439,783

		28,673,369

	Retailing - 0.2%
23,800	Camping World Holdings, Inc. Class A	734,230

	Semiconductors & Semiconductor Equipment - 3.9%
163,321	Microsemi Corp.*	7,643,423
136,009	Silicon Motion Technology Corp. ADR	6,559,714

		14,203,137

	Software & Services - 3.9%
136,064	Booz Allen Hamilton Holding Corp.	4,427,523
143,047	SS&C Technologies Holdings, Inc.	5,494,435
45,864	VeriSign, Inc.*	4,263,517

		14,185,475

	Technology Hardware & Equipment - 8.5%
98,826	Acacia Communications, Inc.*	4,098,314
127,059	Arrow Electronics, Inc.*	9,963,967
157,527	CommScope Holding Co., Inc.*	5,990,752
53,687	Harris Corp.	5,856,178
137,455	Keysight Technologies, Inc.*	5,351,123

		31,260,334

	Telecommunication Services - 1.1%
66,678	Millicom International Cellular S.A.	3,943,870

	Transportation - 4.2%
83,688	Genesee & Wyoming, Inc. Class A*	5,723,422
191,020	Knight Transportation, Inc.	7,077,291
82,300	Schneider National, Inc. Class B	1,841,051
30,000	Swift Transportation Co.*	795,000

		15,436,764

The accompanying notes are an integral part of these financial statements.

105

Hartford MidCap Value HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Utilities - 5.2%
159,007	Alliant Energy Corp.	$6,387,311
124,524	Great Plains Energy, Inc.	3,646,063
183,735	UGI Corp.	8,894,611

		18,927,985

	Total Common Stocks (cost $297,748,349)	$363,157,954

	Total Long-Term Investments (cost $297,748,349)	$363,157,954

SHORT-TERM INVESTMENTS - 1.2%
	Other Investment Pools & Funds - 1.2%
4,447,908	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$4,447,908

	Total Short-Term Investments (cost $4,447,908)	$4,447,908

Total Investments (cost $302,196,257)^	100.2%	$367,605,862
Other Assets and Liabilities	(0.2)%	(668,384)

Total Net Assets	100.0%	$366,937,478

The accompanying notes are an integral part of these financial statements.

106

Hartford MidCap Value HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$79,593,542
Unrealized Depreciation	(14,183,937)

Net Unrealized Appreciation	$65,409,605

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

107

Hartford MidCap Value HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$7,035,351	$7,035,351	$—	$—
Banks	47,739,947	47,739,947	—	—
Capital Goods	29,648,080	24,167,094	5,480,986	—
Commercial & Professional Services	5,053,062	5,053,062	—	—
Consumer Durables & Apparel	14,980,378	11,401,245	3,579,133	—
Consumer Services	6,393,299	6,393,299	—	—
Diversified Financials	1,565,493	1,565,493	—	—
Energy	24,297,807	24,297,807	—	—
Food, Beverage & Tobacco	8,073,291	8,073,291	—	—
Health Care Equipment & Services	21,666,647	21,666,647	—	—
Insurance	33,800,173	33,800,173	—	—
Materials	31,188,125	31,188,125	—	—
Media	4,351,137	4,351,137	—	—
Real Estate	28,673,369	28,673,369	—	—
Retailing	734,230	734,230	—	—
Semiconductors & Semiconductor Equipment	14,203,137	14,203,137	—	—
Software & Services	14,185,475	14,185,475	—	—
Technology Hardware & Equipment	31,260,334	31,260,334	—	—
Telecommunication Services	3,943,870	—	3,943,870	—
Transportation	15,436,764	15,436,764	—	—
Utilities	18,927,985	18,927,985	—	—
Short-Term Investments	4,447,908	4,447,908	—	—

Total	$367,605,862	$354,601,873	$13,003,989	$—

(1)	For the six-month period ended June 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

108

Hartford Small Cap Growth HLS Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.7%
	Automobiles & Components - 2.0%
129,992	Cooper Tire & Rubber Co.	$4,692,711
14,391	Cooper-Standard Holdings, Inc.*	1,451,620
5,982	LCI Industries	612,557
222,502	Tenneco, Inc.	12,867,291
60,543	Visteon Corp.*	6,179,018

		25,803,197

	Banks - 3.9%
16,550	BofI Holding, Inc.*	392,566
41,441	Essent Group Ltd.*	1,539,119
103,499	FCB Financial Holdings, Inc. Class A*	4,942,077
145,266	First Hawaiian, Inc.	4,448,045
217,480	First Merchants Corp.	8,729,647
123,845	Great Western Bancorp, Inc.	5,054,115
13,638	HomeStreet, Inc.*	377,432
97,754	IBERIABANK Corp.	7,966,951
496,226	MGIC Investment Corp.*	5,557,731
317,652	Sterling Bancorp	7,385,409
172,104	Umpqua Holdings Corp.	3,159,829
18,827	Walker & Dunlop, Inc.*	919,322

		50,472,243

	Capital Goods - 9.4%
216,694	AAON, Inc.	7,985,174
209,450	Altra Industrial Motion Corp.	8,336,110
105,794	American Woodmark Corp.*	10,108,617
18,555	Apogee Enterprises, Inc.	1,054,666
8,044	Applied Industrial Technologies, Inc.	474,998
13,131	Argan, Inc.	787,860
136,966	Armstrong World Industries, Inc.*	6,300,436
126,624	AZZ, Inc.	7,065,619
59,206	Continental Building Products, Inc.*	1,379,500
8,141	Encore Wire Corp.	347,621
10,898	EnerSys	789,560
73,206	Esterline Technologies Corp.*	6,939,929
205,323	Generac Holdings, Inc.*	7,418,320
37,493	Global Brass & Copper Holdings, Inc.	1,145,411
17,343	Greenbrier Cos., Inc.	802,114
100,827	Heico Corp. Class A	6,256,315
11,940	Hyster-Yale Materials Handling, Inc.	838,785
22,841	Insteel Industries, Inc.	753,068
176,527	ITT, Inc.	7,092,855
195,607	JELD-WEN Holding, Inc.*	6,349,403
6,993	Lydall, Inc.*	361,538
47,550	MasTec, Inc.*	2,146,883
123,924	Meritor, Inc.*	2,058,378
265,793	Milacron Holdings Corp.*	4,675,299
43,300	MRC Global, Inc.*	715,316
270,262	Rexnord Corp.*	6,283,591
130,128	SiteOne Landscape Supply, Inc.*	6,774,464
71,679	Teledyne Technologies, Inc.*	9,149,824
46,147	Trex Co., Inc.*	3,122,306
15,056	Univar, Inc.*	439,635
4,219	Universal Forest Products, Inc.	368,361
53,139	Wabash National Corp.	1,167,995
186,924	Welbilt, Inc.*	3,523,517

		123,013,468

	Commercial & Professional Services - 4.4%
192,553	Advanced Disposal Services, Inc.*	4,376,730
103,670	Brink’s Co.	6,945,890
119,676	Deluxe Corp.	8,283,973

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.7% - (continued)
	Commercial & Professional Services - 4.4% - (continued)
135,427	Exponent, Inc.	$7,895,394
83,805	GP Strategies Corp.*	2,212,452
48,029	Herman Miller, Inc.	1,460,082
8,620	HNI Corp.	343,679
106,120	Huron Consulting Group, Inc.*	4,584,384
172,230	On Assignment, Inc.*	9,326,254
55,916	Quad/Graphics, Inc.	1,281,595
85,058	RPX Corp.*	1,186,559
28,184	Steelcase, Inc. Class A	394,576
61,243	TriNet Group, Inc.*	2,005,096
22,274	TrueBlue, Inc.*	590,261
18,895	Viad Corp.	892,789
92,923	WageWorks, Inc.*	6,244,425

		58,024,139

	Consumer Durables & Apparel - 4.0%
104,696	Carter’s, Inc.	9,312,709
18,601	iRobot Corp.*	1,565,088
30,046	La-Z-Boy, Inc.	976,495
26,497	Movado Group, Inc.	669,049
107,755	Oxford Industries, Inc.	6,733,610
256,270	Steven Madden Ltd.*	10,237,987
8,601	Sturm Ruger & Co., Inc.	534,552
221,800	TopBuild Corp.*	11,770,926
371,863	Wolverine World Wide, Inc.	10,415,883

		52,216,299

	Consumer Services - 4.8%
19,500	American Public Education, Inc.*	461,175
8,565	BJ’s Restaurants, Inc.*	319,046
415,065	Bloomin’ Brands, Inc.	8,811,830
9,562	Buffalo Wild Wings, Inc.*	1,211,505
27,748	Capella Education Co.	2,375,229
37,354	Cheesecake Factory, Inc.	1,878,906
6,783	Dave & Buster’s Entertainment, Inc.*	451,137
8,578	Domino’s Pizza, Inc.	1,814,504
158,507	Dunkin’ Brands Group, Inc.	8,736,906
26,015	Grand Canyon Education, Inc.*	2,039,836
468,014	La Quinta Holdings, Inc.*	6,912,567
88,827	Marriott Vacations Worldwide Corp.	10,459,379
68,790	Papa John’s International, Inc.	4,936,371
57,359	Scientific Games Corp. Class A*	1,497,070
32,368	Sotheby’s*	1,737,191
9,795	Strayer Education, Inc.	913,090
7,810	Texas Roadhouse, Inc.	397,920
238,349	Wingstop, Inc.	7,364,984

		62,318,646

	Diversified Financials - 1.6%
147,892	Evercore Partners, Inc. Class A	10,426,386
160,609	Financial Engines, Inc.	5,878,289
35,162	Green Dot Corp. Class A*	1,354,792
28,613	Moelis & Co. Class A	1,111,615
114,215	OneMain Holdings, Inc.*	2,808,547

		21,579,629

	Energy - 1.2%
40,584	CVR Energy, Inc.	883,108
82,797	PDC Energy, Inc.*	3,569,379
288,400	ProPetro Holding Corp.*	4,026,064
71,131	Resolute Energy Corp.*	2,117,570
20,315	REX American Resources Corp.*	1,961,616

The accompanying notes are an integral part of these financial statements.

109

Hartford Small Cap Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.7% - (continued)
	Energy - 1.2% - (continued)
283,900	WildHorse Resource Development Corp.*	$3,511,843

		16,069,580

	Food & Staples Retailing - 1.2%
66,940	Casey’s General Stores, Inc.	7,169,943
6,429	Ingles Markets, Inc. Class A	214,086
94,739	PriceSmart, Inc.	8,299,137

		15,683,166

	Food, Beverage & Tobacco - 1.9%
22,315	Fresh Del Monte Produce, Inc.	1,136,057
433,910	Hostess Brands, Inc.*	6,985,951
20,076	National Beverage Corp.	1,878,310
76,760	Pilgrim’s Pride Corp.*	1,682,579
53,458	Post Holdings, Inc.*	4,151,014
10,255	Sanderson Farms, Inc.	1,185,991
92,150	TreeHouse Foods, Inc.*	7,527,733

		24,547,635

	Health Care Equipment & Services - 10.4%
179,701	Acadia Healthcare Co., Inc.*	8,873,635
154,822	Anika Therapeutics, Inc.*	7,638,917
14,912	Atrion Corp.	9,592,890
211,003	Cardiovascular Systems, Inc.*	6,800,627
10,631	Chemed Corp.	2,174,358
21,848	Glaukos Corp.*	906,037
341,550	Globus Medical, Inc. Class A*	11,322,383
39,205	HealthEquity, Inc.*	1,953,585
67,240	HMS Holdings Corp.*	1,243,940
59,960	ICU Medical, Inc.*	10,343,100
10,719	Inogen, Inc.*	1,022,807
149,948	Integra LifeSciences Holdings Corp.*	8,173,666
41,771	Lantheus Holdings, Inc.*	737,258
10,605	LHC Group, Inc.*	719,973
8,597	Magellan Health, Inc.*	626,721
40,719	Masimo Corp.*	3,712,758
120,767	Medidata Solutions, Inc.*	9,443,979
9,793	Molina Healthcare, Inc.*	677,480
318,147	Natus Medical, Inc.*	11,866,883
82,090	NuVasive, Inc.*	6,314,363
205,825	Omnicell, Inc.*	8,871,058
77,074	OraSure Technologies, Inc.*	1,330,297
168,942	Orthofix International N.V.*	7,852,424
36,526	Triple-S Management Corp. Class B*	617,655
76,789	U.S. Physical Therapy, Inc.	4,638,056
50,943	WellCare Health Plans, Inc.*	9,147,325

		136,602,175

	Household & Personal Products - 0.2%
18,676	Medifast, Inc.	774,494
24,883	Usana Health Sciences, Inc.*	1,595,000

		2,369,494

	Insurance - 1.0%
71,157	Ambac Financial Group, Inc.*	1,234,574
22,964	American Equity Investment Life Holding Co.	603,494
47,333	Greenlight Capital Re Ltd. Class A*	989,260
23,371	Health Insurance Innovations, Inc. Class A*	549,219
152,465	James River Group Holdings Ltd.	6,057,434
171,652	Maiden Holdings Ltd.	1,905,337
4,823	Primerica, Inc.	365,342

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.7% - (continued)
	Insurance - 1.0% - (continued)
54,135	Universal Insurance Holdings, Inc.	$1,364,202

		13,068,862

	Materials - 4.0%
170,605	Boise Cascade Co.*	5,186,392
41,680	Chemours Co.	1,580,506
7,827	Clearwater Paper Corp.*	365,912
80,100	Cliffs Natural Resources, Inc.*	554,292
610,587	Graphic Packaging Holding Co.	8,413,889
8,539	Ingevity Corp.*	490,139
16,770	KapStone Paper & Packaging Corp.	345,965
10,342	KMG Chemicals, Inc.	503,345
31,338	Koppers Holdings, Inc.*	1,132,869
27,028	Kronos Worldwide, Inc.	492,450
298,910	Louisiana-Pacific Corp.*	7,206,720
538,957	OMNOVA Solutions, Inc.*	5,254,831
261,917	PolyOne Corp.	10,146,664
23,260	Stepan Co.	2,026,876
196,746	Summit Materials, Inc. Class A*	5,680,057
31,905	Trinseo S.A.	2,191,873
22,271	Worthington Industries, Inc.	1,118,450

		52,691,230

	Media - 0.1%
38,625	MSG Networks, Inc. Class A*	867,131

	Pharmaceuticals, Biotechnology & Life Sciences - 12.8%
155,538	Aerie Pharmaceuticals, Inc.*	8,173,522
48,779	Agios Pharmaceuticals, Inc.*	2,509,680
203,760	Alder Biopharmaceuticals, Inc.*	2,333,052
30,706	AMAG Pharmaceuticals, Inc.*	564,990
613,883	Amicus Therapeutics, Inc.*	6,181,802
342,340	Aratana Therapeutics, Inc.*	2,475,118
164,611	Array BioPharma, Inc.*	1,377,794
30,132	BioSpecifics Technologies Corp.*	1,491,835
68,847	Bluebird Bio, Inc.*	7,232,377
102,617	Blueprint Medicines Corp.*	5,199,603
254,125	Calithera Biosciences, Inc.*	3,773,756
22,425	Cambrex Corp.*	1,339,894
276,482	Catalent, Inc.*	9,704,518
168,454	Coherus Biosciences, Inc.*	2,417,315
71,283	Corcept Therapeutics, Inc.*	841,139
407,237	Cytokinetics, Inc.*	4,927,568
174,560	Dermira, Inc.*	5,086,678
14,461	Eagle Pharmaceuticals, Inc.*	1,140,828
12,256	Emergent Biosolutions, Inc.*	415,601
73,078	Epizyme, Inc.*	1,103,478
119,000	Exelixis, Inc.*	2,930,970
45,342	FibroGen, Inc.*	1,464,547
172,034	Five Prime Therapeutics, Inc.*	5,179,944
174,920	Flexion Therapeutics, Inc.*	3,536,882
103,301	GlycoMimetics, Inc.*	1,152,839
4,781	Heska Corp.*	487,997
119,031	INC Research Holdings, Inc. Class A*	6,963,314
99,391	Innoviva, Inc.*	1,272,205
264,058	Intersect ENT, Inc.*	7,380,421
118,764	Ionis Pharmaceuticals, Inc.*	6,041,525
90,829	Ironwood Pharmaceuticals, Inc.*	1,714,852
62,003	Jounce Therapeutics, Inc.*	869,902
92,740	Loxo Oncology, Inc.*	7,436,821
50,544	Luminex Corp.	1,067,489
159,247	Medicines Co.*	6,052,978

The accompanying notes are an integral part of these financial statements.

110

Hartford Small Cap Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.7% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 12.8% - (continued)
165,591	MiMedx Group, Inc.*	$2,478,897
91,217	Momenta Pharmaceuticals, Inc.*	1,541,567
226,181	NanoString Technologies, Inc.*	3,741,034
106,456	Neurocrine Biosciences, Inc.*	4,896,976
254,788	Otonomy, Inc.*	4,802,754
9,218	Pacira Pharmaceuticals, Inc.*	439,699
644,362	PDL BioPharma, Inc.	1,591,574
155,227	Portola Pharmaceuticals, Inc.*	8,719,101
46,917	PRA Health Sciences, Inc.*	3,519,244
14,501	Prestige Brands Holdings, Inc.*	765,798
226,255	Progenics Pharmaceuticals, Inc.*	1,536,271
69,600	Seres Therapeutics, Inc.*	786,480
44,430	Sucampo Pharmaceuticals, Inc. Class A*	466,515
80,483	Supernus Pharmaceuticals, Inc.*	3,468,817
27,362	Trevena, Inc.*	62,933
110,852	Ultragenyx Pharmaceutical, Inc.*	6,885,018

		167,545,912

	Real Estate - 3.1%
117,182	CareTrust, Inc. REIT	2,172,554
97,026	Coresite Realty Corp. REIT	10,045,102
33,572	Geo Group, Inc. REIT	992,724
236,978	HFF, Inc. Class A REIT	8,239,725
219,994	LaSalle Hotel Properties REIT	6,555,821
19,452	Physicians Realty Trust REIT	391,763
37,234	Potlatch Corp. REIT	1,701,594
95,929	RLJ Lodging Trust REIT	1,906,109
17,400	Sabra Healthcare, Inc. REIT	419,340
419,061	Sunstone Hotel Investors, Inc. REIT	6,755,264
181,019	Washington Prime Group, Inc. REIT	1,515,129

		40,695,125

	Retailing - 3.4%
15,296	Big Lots, Inc.	738,797
25,689	Buckle, Inc.	457,264
64,736	Burlington Stores, Inc.*	5,955,065
8,142	Cato Corp. Class A	143,218
21,300	Children’s Place, Inc.	2,174,730
194,451	Core-Mark Holding Co., Inc.	6,428,550
194,726	Five Below, Inc.*	9,613,622
68,010	Francescas Holdings Corp.*	744,029
229,094	Michaels Cos., Inc.*	4,242,821
21,097	Nutrisystem, Inc.	1,098,099
19,063	Overstock.com, Inc.*	310,727
39,278	PetMed Express, Inc.	1,594,687
72,596	Pier 1 Imports, Inc.	376,773
56,733	Select Comfort Corp.*	2,013,454
18,066	Shutterfly, Inc.*	858,135
39,164	Tailored Brands, Inc.	437,070
87,369	Wayfair, Inc. Class A*	6,716,929

		43,903,970

	Semiconductors & Semiconductor Equipment - 4.3%
45,456	Advanced Energy Industries, Inc.*	2,940,549
28,433	Ambarella, Inc.*	1,380,422
175,114	Amkor Technology, Inc.*	1,710,864
6,055	Cabot Microelectronics Corp.	447,041
131,809	Cirrus Logic, Inc.*	8,267,061
31,903	Entegris, Inc.*	700,271
301,447	Integrated Device Technology, Inc.*	7,774,318
130,953	Kulicke & Soffa Industries, Inc.*	2,490,726

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.7% - (continued)
	Semiconductors & Semiconductor Equipment - 4.3% - (continued)
177,142	MACOM Technology Solutions Holdings, Inc.*	$9,879,209
285,705	MaxLinear, Inc. Class A*	7,968,312
170,631	MKS Instruments, Inc.	11,483,466
16,670	Semtech Corp.*	595,953
8,938	Synaptics, Inc.*	462,184
33,763	Ultra Clean Holdings, Inc.*	633,056

		56,733,432

	Software & Services - 15.1%
113,735	Aspen Technology, Inc.*	6,284,996
27,703	Barracuda Networks, Inc.*	638,831
107,852	Blackbaud, Inc.	9,248,309
300,526	Blackhawk Network Holdings, Inc.*	13,102,934
50,645	Blucora, Inc.*	1,073,674
114,661	BroadSoft, Inc.*	4,936,156
51,922	CACI International, Inc. Class A*	6,492,846
204,192	Cardtronics plc Class A*	6,709,749
70,049	Cass Information Systems, Inc.	4,598,016
27,355	CommVault Systems, Inc.*	1,544,190
39,663	CSG Systems International, Inc.	1,609,525
120,772	EPAM Systems, Inc.*	10,155,717
28,290	Evertec, Inc.	489,417
91,735	Exlservice Holdings, Inc.*	5,098,631
72,341	Fair Isaac Corp.	10,085,059
256,576	Five9, Inc.*	5,521,516
191,804	Globant S.A.*	8,331,966
218,822	GrubHub, Inc.*	9,540,639
94,965	Guidewire Software, Inc.*	6,525,045
121,731	HubSpot, Inc.*	8,003,813
111,229	j2 Global, Inc.	9,464,476
80,003	LogMeIn, Inc.	8,360,313
25,797	Manhattan Associates, Inc.*	1,239,804
121,776	MAXIMUS, Inc.	7,626,831
66,481	NIC, Inc.	1,259,815
19,631	Paycom Software, Inc.*	1,342,957
160,822	Pegasystems, Inc.	9,383,964
17,035	Progress Software Corp.	526,211
97,615	PTC, Inc.*	5,380,539
81,680	Q2 Holdings, Inc.*	3,018,076
22,734	Science Applications International Corp.	1,578,194
52,585	Shutterstock, Inc.*	2,317,947
21,084	Stamps.com, Inc.*	3,265,384
69,836	Sykes Enterprises, Inc.*	2,341,601
28,807	Tyler Technologies, Inc.*	5,060,526
39,477	Unisys Corp.*	505,306
26,953	Web.com Group, Inc.*	681,911
72,610	WEX, Inc.*	7,571,045
25,750	Wix.com Ltd.*	1,792,200
183,575	Zendesk, Inc.*	5,099,713

		197,807,842

	Technology Hardware & Equipment - 4.3%
89,688	Acacia Communications, Inc.*	3,719,361
12,979	Applied Optoelectronics, Inc.*	801,972
287,914	Ciena Corp.*	7,203,608
32,179	Control4 Corp.*	631,030
116,870	ePlus, Inc.*	8,660,067
130,476	Extreme Networks, Inc.*	1,202,989
93,671	Fabrinet*	3,996,005
32,053	InterDigital, Inc.	2,477,697

The accompanying notes are an integral part of these financial statements.

111

Hartford Small Cap Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.7% - (continued)
	Technology Hardware & Equipment - 4.3% - (continued)
151,812	Itron, Inc.*	$10,285,263
49,809	KEMET Corp.*	637,555
22,577	Lumentum Holdings, Inc.*	1,288,018
6,693	Plantronics, Inc.	350,111
92,646	Rogers Corp.*	10,063,209
60,096	Sanmina Corp.*	2,289,658
44,072	TTM Technologies, Inc.*	765,090
141,133	Vishay Intertechnology, Inc.	2,342,808

		56,714,441

	Telecommunication Services - 0.6%
66,007	IDT Corp. Class B	948,521
353,834	ORBCOMM, Inc.*	3,998,324
504,030	Vonage Holdings Corp.*	3,296,356

		8,243,201

	Transportation - 2.0%
9,076	Allegiant Travel Co.	1,230,706
94,128	Genesee & Wyoming, Inc. Class A*	6,437,414
54,900	Hawaiian Holdings, Inc.*	2,577,555
294,620	Knight Transportation, Inc.	10,915,671
162,161	Marten Transport Ltd.	4,443,211
11,829	Saia, Inc.*	606,828

		26,211,385

	Utilities - 0.0%
7,400	Southwest Gas Holdings, Inc.	540,644

	Total Common Stocks (cost $1,041,403,427)	$1,253,722,846

WARRANTS - 0.0%
	Diversified Financials - 0.0%
891	Emergent Capital, Inc. Expires 4/11/19*(1)	$—

	Total Warrants (cost $—)	$—

EXCHANGE TRADED FUNDS - 2.7%
	Other Investment Pools & Funds - 2.7%
213,893	iShares Russell 2000 Growth ETF	$36,098,889

	Total Exchange Traded Funds (cost $34,564,017)	$36,098,889

	Total Long-Term Investments (cost $1,075,967,444)	$1,289,821,735

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 1.3%
	Other Investment Pools & Funds - 1.3%
16,437,734	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$16,437,734

	Total Short-Term Investments (cost $16,437,734)	$16,437,734

Total Investments (cost $1,092,405,178)^	99.7%	$1,306,259,469
Other Assets and Liabilities	0.3%	4,203,103

Total Net Assets	100.0%	$1,310,462,572

The accompanying notes are an integral part of these financial statements.

112

Hartford Small Cap Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s. For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$251,832,893
Unrealized Depreciation	(37,978,602)

Net Unrealized Appreciation	$213,854,291

*	Non-income producing.

(1)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
04/2014	891	Emergent Capital, Inc. Warrants	$—

At June 30, 2017, the value of this security was $0, which represented 0.0% of total net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

113

Hartford Small Cap Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$25,803,197	$25,803,197	$—	$—
Banks	50,472,243	50,472,243	—	—
Capital Goods	123,013,468	123,013,468	—	—
Commercial & Professional Services	58,024,139	58,024,139	—	—
Consumer Durables & Apparel	52,216,299	52,216,299	—	—
Consumer Services	62,318,646	62,318,646	—	—
Diversified Financials	21,579,629	21,579,629	—	—
Energy	16,069,580	16,069,580	—	—
Food & Staples Retailing	15,683,166	15,683,166	—	—
Food, Beverage & Tobacco	24,547,635	24,547,635	—	—
Health Care Equipment & Services	136,602,175	136,602,175	—	—
Household & Personal Products	2,369,494	2,369,494	—	—
Insurance	13,068,862	13,068,862	—	—
Materials	52,691,230	52,691,230	—	—
Media	867,131	867,131	—	—
Pharmaceuticals, Biotechnology & Life Sciences	167,545,912	167,545,912	—	—
Real Estate	40,695,125	40,695,125	—	—
Retailing	43,903,970	43,903,970	—	—
Semiconductors & Semiconductor Equipment	56,733,432	56,733,432	—	—
Software & Services	197,807,842	197,807,842	—	—
Technology Hardware & Equipment	56,714,441	56,714,441	—	—
Telecommunication Services	8,243,201	8,243,201	—	—
Transportation	26,211,385	26,211,385	—	—
Utilities	540,644	540,644	—	—
Warrants	—	—	—	—
Exchange Traded Funds	36,098,889	36,098,889	—	—
Short-Term Investments	16,437,734	16,437,734	—	—

Total	$1,306,259,469	$1,306,259,469	$—	$—

(1)	For the six-month period ended June 30, 2017, there were no transfers between any levels.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2017 is not presented.

The accompanying notes are an integral part of these financial statements.

114

Hartford Small Company HLS Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1%
	Automobiles & Components - 0.1%
3,072	Cooper Tire & Rubber Co.	$110,899
4,322	Tenneco, Inc.	249,941
1,458	Visteon Corp.*	148,804

		509,644

	Banks - 6.1%
2,426	FCB Financial Holdings, Inc. Class A*	115,842
3,411	First Hawaiian, Inc.	104,445
4,950	First Merchants Corp.	198,693
578,187	FNB Corp.	8,187,128
2,964	Great Western Bancorp, Inc.	120,961
2,305	IBERIABANK Corp.	187,857
222,481	MB Financial, Inc.	9,798,063
11,632	MGIC Investment Corp.*	130,278
489,538	Sterling Bancorp	11,381,758
4,085	Umpqua Holdings Corp.	75,001
166,274	Western Alliance Bancorp*	8,180,681

		38,480,707

	Capital Goods - 8.2%
5,131	AAON, Inc.	189,077
238,315	Advanced Drainage Systems, Inc.	4,790,132
197,217	Altra Industrial Motion Corp.	7,849,237
2,042	American Woodmark Corp.*	195,113
3,182	Armstrong World Industries, Inc.*	146,372
2,913	AZZ, Inc.	162,545
1,714	Esterline Technologies Corp.*	162,487
4,554	Generac Holdings, Inc.*	164,536
2,368	Heico Corp. Class A	146,934
4,179	ITT, Inc.	167,912
4,583	JELD-WEN Holding, Inc.*	148,764
114,436	Kaman Corp.	5,706,923
82,435	Masonite International Corp.*	6,223,843
43,236	Middleby Corp.*	5,253,606
419,806	Milacron Holdings Corp.*	7,384,388
74,892	Regal-Beloit Corp.	6,107,443
289,651	Rexnord Corp.*	6,734,386
3,041	SiteOne Landscape Supply, Inc.*	158,314
1,697	Teledyne Technologies, Inc.*	216,622
4,327	Welbilt, Inc.*	81,564

		51,990,198

	Commercial & Professional Services - 3.3%
4,555	Advanced Disposal Services, Inc.*	103,535
125,947	Brink’s Co.	8,438,449
117,329	Clean Harbors, Inc.*	6,550,478
2,637	Deluxe Corp.	182,533
3,170	Exponent, Inc.	184,811
2,079	GP Strategies Corp.*	54,886
2,535	Huron Consulting Group, Inc.*	109,512
4,066	On Assignment, Inc.*	220,174
500	Viad Corp.	23,625
74,020	WageWorks, Inc.*	4,974,144

		20,842,147

	Consumer Durables & Apparel - 4.8%
60,678	Carter’s, Inc.	5,397,308
55,852	iRobot Corp.*	4,699,387
127,871	Oxford Industries, Inc.	7,990,659
5,946	Steven Madden Ltd.*	237,543
5,158	TopBuild Corp.*	273,735

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	Consumer Durables & Apparel - 4.8% - (continued)
425,104	Wolverine World Wide, Inc.	$11,907,163

		30,505,795

	Consumer Services - 7.3%
9,430	Bloomin’ Brands, Inc.	200,199
73,116	Dave & Buster’s Entertainment, Inc.*	4,862,945
3,742	Dunkin’ Brands Group, Inc.	206,259
10,971	La Quinta Holdings, Inc.*	162,042
121,346	Marriott Vacations Worldwide Corp.	14,288,491
1,508	Papa John’s International, Inc.	108,214
715,976	Planet Fitness, Inc. Class A	16,710,880
323,652	Wingstop, Inc.	10,000,847

		46,539,877

	Diversified Financials - 0.1%
2,859	Evercore Partners, Inc. Class A	201,560
3,788	Financial Engines, Inc.	138,641
2,682	OneMain Holdings, Inc.*	65,950

		406,151

	Energy - 1.2%
466,576	Centennial Resource Development, Inc. Class A*	7,381,232
1,939	PDC Energy, Inc.*	83,590
6,800	ProPetro Holding Corp.*	94,928
1,158	Resolute Energy Corp.*	34,474
6,600	WildHorse Resource Development Corp.*	81,642

		7,675,866

	Food & Staples Retailing - 1.1%
1,557	Casey’s General Stores, Inc.	166,770
243,853	Performance Food Group Co.*	6,681,572
2,179	PriceSmart, Inc.	190,881

		7,039,223

	Food, Beverage & Tobacco - 0.7%
58,579	Calavo Growers, Inc.	4,044,880
10,205	Hostess Brands, Inc.*	164,300
1,252	Post Holdings, Inc.*	97,218
2,158	TreeHouse Foods, Inc.*	176,287

		4,482,685

	Health Care Equipment & Services - 8.2%
259,455	Acadia Healthcare Co., Inc.*	12,811,888
32,469	Align Technology, Inc.*	4,874,246
3,368	Anika Therapeutics, Inc.*	166,177
354	Atrion Corp.	227,728
5,016	Cardiovascular Systems, Inc.*	161,666
6,929	Globus Medical, Inc. Class A*	229,697
82,290	HealthEquity, Inc.*	4,100,511
1,404	ICU Medical, Inc.*	242,190
315,890	Insulet Corp.*	16,208,316
3,502	Integra LifeSciences Holdings Corp.*	190,894
2,440	Medidata Solutions, Inc.*	190,808
7,523	Natus Medical, Inc.*	280,608
1,935	NuVasive, Inc.*	148,840
4,853	Omnicell, Inc.*	209,164
209,300	OraSure Technologies, Inc.*	3,612,518
3,984	Orthofix International N.V.*	185,176
1,813	U.S. Physical Therapy, Inc.	109,505
130,942	Veeva Systems, Inc. Class A*	8,028,054
853	WellCare Health Plans, Inc.*	153,165

		52,131,151

The accompanying notes are an integral part of these financial statements.

115

Hartford Small Company HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	Insurance - 0.0%
3,557	James River Group Holdings Ltd.	$141,319

	Materials - 3.2%
4,039	Boise Cascade Co.*	122,785
14,542	Graphic Packaging Holding Co.	200,389
80,843	Ingevity Corp.*	4,640,388
273,955	KapStone Paper & Packaging Corp.	5,651,692
5,233	Louisiana-Pacific Corp.*	126,168
12,416	OMNOVA Solutions, Inc.*	121,056
722,238	Platform Specialty Products Corp.*	9,157,978
6,085	PolyOne Corp.	235,733
4,658	Summit Materials, Inc. Class A*	134,476

		20,390,665

	Pharmaceuticals, Biotechnology & Life Sciences - 13.5%
180,611	Aerie Pharmaceuticals, Inc.*	9,491,108
1,192	Agios Pharmaceuticals, Inc.*	61,328
4,891	Alder Biopharmaceuticals, Inc.*	56,002
14,524	Amicus Therapeutics, Inc.*	146,257
8,369	Aratana Therapeutics, Inc.*	60,508
73,420	Bluebird Bio, Inc.*	7,712,771
93,969	Blueprint Medicines Corp.*	4,761,409
4,537	Calithera Biosciences, Inc.*	67,374
6,493	Catalent, Inc.*	227,904
3,881	Coherus Biosciences, Inc.*	55,692
7,053	Cytokinetics, Inc.*	85,341
106,001	Dermira, Inc.*	3,088,869
175,827	Exact Sciences Corp.*	6,219,001
144,571	Five Prime Therapeutics, Inc.*	4,353,033
4,119	Flexion Therapeutics, Inc.*	83,286
96,006	Galapagos N.V. ADR*	7,346,379
182,406	Global Blood Therapeutics, Inc.*	4,988,804
2,442	GlycoMimetics, Inc.*	27,253
2,802	INC Research Holdings, Inc. Class A*	163,917
6,191	Intersect ENT, Inc.*	173,039
57,102	Ionis Pharmaceuticals, Inc.*	2,904,779
295,468	Ironwood Pharmaceuticals, Inc.*	5,578,436
1,971	Jounce Therapeutics, Inc.*	27,653
2,187	Loxo Oncology, Inc.*	175,376
3,861	Medicines Co.*	146,757
298,941	MiMedx Group, Inc.*	4,475,147
5,319	NanoString Technologies, Inc.*	87,976
2,468	Neurocrine Biosciences, Inc.*	113,528
248,350	Otonomy, Inc.*	4,681,398
86,010	Portola Pharmaceuticals, Inc.*	4,831,182
36,421	Sage Therapeutics, Inc.*	2,900,568
36,513	TESARO, Inc.*	5,106,708
641	Trevena, Inc.*	1,474
85,783	Ultragenyx Pharmaceutical, Inc.*	5,327,982

		85,528,239

	Real Estate - 3.6%
78,805	Coresite Realty Corp. REIT	8,158,682
5,580	HFF, Inc. Class A REIT	194,017
399,271	Kennedy-Wilson Holdings, Inc. REIT	7,606,112
221,241	LaSalle Hotel Properties REIT	6,592,982
10,194	Sunstone Hotel Investors, Inc. REIT	164,327

		22,716,120

	Retailing - 2.0%
5,016,400	Allstar Co.*(1)(2)(3)	802,624
1,223	Burlington Stores, Inc.*	112,504

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	Retailing - 2.0% - (continued)
4,529	Core-Mark Holding Co., Inc.	$149,729
3,939	Five Below, Inc.*	194,468
5,368	Michaels Cos., Inc.*	99,415
43,094	Tory Burch LLC*(1)(2)(3)	1,907,773
120,769	Wayfair, Inc. Class A*	9,284,721

		12,551,234

	Semiconductors & Semiconductor Equipment - 5.9%
170,460	Advanced Micro Devices, Inc.*	2,127,341
90,103	Cavium, Inc.*	5,598,099
2,386	Cirrus Logic, Inc.*	149,650
7,138	Integrated Device Technology, Inc.*	184,089
184,909	MACOM Technology Solutions Holdings, Inc.*	10,312,375
113,990	MaxLinear, Inc. Class A*	3,179,181
3,864	MKS Instruments, Inc.	260,047
659,469	Tower Semiconductor Ltd.*	15,728,336

		37,539,118

	Software & Services - 18.5%
200,737	2U, Inc.*	9,418,580
2,686	Aspen Technology, Inc.*	148,428
2,568	Blackbaud, Inc.	220,206
196,396	Blackhawk Network Holdings, Inc.*	8,562,866
2,468	BroadSoft, Inc.*	106,247
1,269	CACI International, Inc. Class A*	158,689
4,871	Cardtronics plc Class A*	160,061
1,673	Cass Information Systems, Inc.	109,816
39,707	CoStar Group, Inc.*	10,466,765
76,331	EPAM Systems, Inc.*	6,418,674
2,172	Exlservice Holdings, Inc.*	120,720
93,381	Fair Isaac Corp.	13,018,245
6,087	Five9, Inc.*	130,992
4,504	Globant S.A.*	195,654
157,069	GoDaddy, Inc. Class A*	6,662,867
5,159	GrubHub, Inc.*	224,932
2,256	Guidewire Software, Inc.*	155,010
215,471	HubSpot, Inc.*	14,167,218
2,626	j2 Global, Inc.	223,446
1,902	LogMeIn, Inc.	198,759
2,159	MAXIMUS, Inc.	135,218
307,123	Mimecast Ltd.*	8,224,754
114,095	Paylocity Holding Corp.*	5,154,812
3,862	Pegasystems, Inc.	225,348
56,922	Proofpoint, Inc.*	4,942,537
2,287	PTC, Inc.*	126,060
2,002	Q2 Holdings, Inc.*	73,974
1,069,389	Telogis, Inc.*(1)(2)(3)	3,400,657
102,903	Trade Desk, Inc. Class A*	5,156,469
679	Tyler Technologies, Inc.*	119,280
28,805	Ultimate Software Group, Inc.*	6,050,778
157,023	Veracode, Inc.*(1)(2)(3)	639,084
17,052	WEX, Inc.*	1,778,012
71,111	Wix.com Ltd.*	4,949,326
4,322	Zendesk, Inc.*	120,065
117,294	Zillow Group, Inc. Class C*	5,748,579

		117,713,128

	Technology Hardware & Equipment - 4.1%
2,113	Acacia Communications, Inc.*	87,626
41,026	Arista Networks, Inc.*	6,145,285
6,811	Ciena Corp.*	170,411
2,696	ePlus, Inc.*	199,774

The accompanying notes are an integral part of these financial statements.

116

Hartford Small Company HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	Technology Hardware & Equipment - 4.1% - (continued)
2,218	Fabrinet*	$94,620
173,927	II-VI, Inc.*	5,965,696
3,603	Itron, Inc.*	244,103
2,001	Rogers Corp.*	217,349
128,074	Zebra Technologies Corp. Class A*	12,873,998

		25,998,862

	Telecommunication Services - 0.0%
8,378	ORBCOMM, Inc.*	94,672
12,321	Vonage Holdings Corp.*	80,579

		175,251

	Transportation - 4.2%
2,205	Genesee & Wyoming, Inc. Class A*	150,800
371,321	Knight Transportation, Inc.	13,757,443
3,912	Marten Transport Ltd.	107,189
58,804	Spirit Airlines, Inc.*	3,037,227
360,809	Swift Transportation Co.*	9,561,438

		26,614,097

	Total Common Stocks (cost $511,833,264)	$609,971,477

EXCHANGE TRADED FUNDS - 0.1%
	Other Investment Pools & Funds - 0.1%
5,236	iShares Russell 2000 Growth ETF	$883,680

	Total Exchange Traded Funds (cost $854,478)	$883,680

PREFERRED STOCKS - 3.5%
	Consumer Services - 0.2%
277,018	DraftKings, Inc. Series D*(1)(2)(3)	$634,371
252,844	DraftKings, Inc. Series D-1*(1)(2)(3)	778,760

		1,413,131

	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
92,420	Sancilio & Co., Inc.*(1)(2)(3)	530,491

	Retailing - 0.4%
74,004	Honest Co.*(1)(2)(3)	2,637,502

	Software & Services - 2.8%
169,989	Cloudera, Inc.*(1)(3)	2,546,214
410,300	MarkLogic Corp. Series F*(1)(2)(3)	4,066,073
1,456,330	Telogis, Inc.*(1)(2)(3)	6,411,347
1,026,132	Zuora, Inc. Series F*(1)(2)(3)	4,894,650

		17,918,284

	Total Preferred Stocks (cost $21,450,998)	$22,499,408

	Total Long-Term Investments (cost $534,138,740)	$633,354,565

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 0.8%
	Other Investment Pools & Funds - 0.8%
4,904,198	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$4,904,198

	Total Short-Term Investments (cost $4,904,198)	$4,904,198

Total Investments (cost $539,042,938)^	100.5%	$638,258,763
Other Assets and Liabilities	(0.5)%	(3,218,331)

Total Net Assets	100.0%	$635,040,432

The accompanying notes are an integral part of these financial statements.

117

Hartford Small Company HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$117,840,783
Unrealized Depreciation	(18,624,958)

Net Unrealized Appreciation	$99,215,825

*	Non-income producing.

(1)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
08/2011	5,016,400	Allstar Co.	$2,182,228
02/2014	169,989	Cloudera, Inc. Preferred	2,475,040
08/2015	277,018	DraftKings, Inc. Series D Preferred	1,491,990
08/2015	252,844	DraftKings, Inc. Series D-1 Preferred	1,938,153
08/2015	74,004	Honest Co. Preferred	3,386,053
04/2015	410,300	MarkLogic Corp. Series F Preferred	4,765,306
07/2015	92,420	Sancilio & Co., Inc. Preferred	290,199
09/2013	1,069,389	Telogis, Inc.	2,118,567
09/2013	1,456,330	Telogis, Inc. Preferred	3,205,674
11/2013	43,094	Tory Burch LLC	3,377,560
04/2017	157,023	Veracode, Inc.	—
01/2015	1,026,132	Zuora, Inc. Series F Preferred	3,898,583

			$29,129,353

At June 30, 2017, the aggregate value of these securities was $29,249,546, which represented 4.6% of total net assets.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2017, the aggregate value of these securities was $26,703,332, which represented 4.2% of total net assets.

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2017, the aggregate fair value of these securities was $29,249,546, which represented 4.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

118

Hartford Small Company HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$509,644	$509,644	$—	$—
Banks	38,480,707	38,480,707	—	—
Capital Goods	51,990,198	51,990,198	—	—
Commercial & Professional Services	20,842,147	20,842,147	—	—
Consumer Durables & Apparel	30,505,795	30,505,795	—	—
Consumer Services	46,539,877	46,539,877	—	—
Diversified Financials	406,151	406,151	—	—
Energy	7,675,866	7,675,866	—	—
Food & Staples Retailing	7,039,223	7,039,223	—	—
Food, Beverage & Tobacco	4,482,685	4,482,685	—	—
Health Care Equipment & Services	52,131,151	52,131,151	—	—
Insurance	141,319	141,319	—	—
Materials	20,390,665	20,390,665	—	—
Pharmaceuticals, Biotechnology & Life Sciences	85,528,239	85,528,239	—	—
Real Estate	22,716,120	22,716,120	—	—
Retailing	12,551,234	9,840,837	—	2,710,397
Semiconductors & Semiconductor Equipment	37,539,118	37,539,118	—	—
Software & Services	117,713,128	113,673,387	—	4,039,741
Technology Hardware & Equipment	25,998,862	25,998,862	—	—
Telecommunication Services	175,251	175,251	—	—
Transportation	26,614,097	26,614,097	—	—
Exchange Traded Funds	883,680	883,680	—	—
Preferred Stocks	22,499,408	—	—	22,499,408
Short-Term Investments	4,904,198	4,904,198	—	—

Total	$638,258,763	$609,009,217	$—	$29,249,546

(1)	For the six-month period ended June 30, 2017, there were no transfers between Level 1 and Level 2, and investments valued at $6,015,816 were transferred from Level 3 to Level 1 due to the expiration of trading restrictions.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended June 30, 2017:

	Common Stocks	Preferred Stocks	Total
Beginning balance	$14,370,854	$32,924,650	$47,295,504
Purchases	—	—	—
Sales	(2,739,098)	(7,522,099)	(10,261,197)
Accrued discounts/(premiums)	—	—	—
Total realized gain/(loss)	(2,111,757)	3,068,248	956,491
Net change in unrealized appreciation/depreciation	(1,977,296)	(748,140)	(2,725,436)
Transfers into Level 3	—	—	—
Transfers out of Level 3	(792,565)	(5,223,251)	(6,015,816)

Ending balance	$6,750,138	$22,499,408	$29,249,546

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at June 30, 2017 was $(2,395,863).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

119

Hartford Small/Mid Cap Equity HLS Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3%
	Automobiles & Components - 1.9%
9,423	Lear Corp.	$1,338,820
4,030	Thor Industries, Inc.	421,215

		1,760,035

	Banks - 5.3%
20,948	Banco Latinoamericano de Comercio Exterior S.A. ADR	573,556
12,305	Berkshire Hills Bancorp, Inc.	432,521
10,856	Essent Group Ltd.*	403,192
11,856	Fifth Third Bancorp	307,782
79,117	First BanCorp*	458,087
16,500	Flagstar Bancorp, Inc.*	508,530
6,777	HomeStreet, Inc.*	187,553
23,029	MGIC Investment Corp.*	257,925
10,800	NMI Holdings, Inc. Class A*	123,660
19,446	OFG Bancorp	194,460
26,198	Popular, Inc.	1,092,719
10,317	Radian Group, Inc.	168,683
6,017	Walker & Dunlop, Inc.*	293,810

		5,002,478

	Capital Goods - 10.1%
6,076	American Railcar Industries, Inc.	232,711
2,641	American Woodmark Corp.*	252,348
3,200	Argan, Inc.	192,000
9,813	Briggs & Stratton Corp.	236,493
7,140	Chart Industries, Inc.*	247,972
8,072	Continental Building Products, Inc.*	188,078
2,198	Graco, Inc.	240,197
4,200	Greenbrier Cos., Inc.	194,250
14,866	Jacobs Engineering Group, Inc.	808,562
27,439	Meritor, Inc.*	455,762
14,314	MRC Global, Inc.*	236,467
5,325	MSC Industrial Direct Co., Inc. Class A	457,737
5,715	NN, Inc.	156,877
8,402	Oshkosh Corp.	578,730
11,138	Owens Corning	745,355
7,000	Regal-Beloit Corp.	570,850
17,043	Spirit Aerosystems Holdings, Inc. Class A	987,471
6,119	Terex Corp.	229,462
5,309	Timken Co.	245,541
14,557	Toro Co.	1,008,655
6,238	Trex Co., Inc.*	422,063
6,312	United Rentals, Inc.*	711,425
11,061	Wabash National Corp.	243,121

		9,642,127

	Commercial & Professional Services - 3.5%
11,932	ACCO Brands Corp.*	139,008
3,035	Barrett Business Services, Inc.	173,875
6,281	Brink’s Co.	420,827
4,558	Dun & Bradstreet Corp.	492,948
11,913	Essendant, Inc.	176,670
7,800	Kimball International, Inc. Class B	130,182
1,552	ManpowerGroup, Inc.	173,281
8,685	Navigant Consulting, Inc.*	171,615
9,279	Quad/Graphics, Inc.	212,675
7,117	Robert Half International, Inc.	341,118
28,308	RPX Corp.*	394,896
10,070	TriNet Group, Inc.*	329,692
5,482	TrueBlue, Inc.*	145,273

		3,302,060

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Consumer Durables & Apparel - 1.3%
5,097	CSS Industries, Inc.	$133,338
58,566	Hovnanian Enterprises, Inc. Class A*	163,985
2,900	iRobot Corp.*	244,006
7,913	La-Z-Boy, Inc.	257,172
6,193	Malibu Boats, Inc. Class A*	160,213
6,760	Perry Ellis International, Inc.*	131,550
15,625	Vera Bradley, Inc.*	152,812

		1,243,076

	Consumer Services - 6.3%
4,189	Adtalem Global Education, Inc.	158,973
8,500	American Public Education, Inc.*	201,025
12,017	Brinker International, Inc.	457,848
2,400	Buffalo Wild Wings, Inc.*	304,080
4,984	Capella Education Co.	426,630
6,587	Cheesecake Factory, Inc.	331,326
8,904	Del Frisco’s Restaurant Group, Inc.*	143,354
6,384	Domino’s Pizza, Inc.	1,350,408
5,167	Grand Canyon Education, Inc.*	405,144
15,565	H&R Block, Inc.	481,114
20,195	International Speedway Corp. Class A	758,322
9,031	K12, Inc.*	161,836
6,630	Ruth’s Hospitality Group, Inc.	144,203
16,197	Scientific Games Corp. Class A*	422,742
5,599	Sotheby’s*	300,498

		6,047,503

	Diversified Financials - 1.9%
24,145	Arlington Asset Investment Corp. Class A	330,062
12,001	Enova International, Inc.*	178,215
7,479	Green Dot Corp. Class A*	288,166
20,600	Navient Corp.	342,990
11,090	Nelnet, Inc. Class A	521,341
1,938	World Acceptance Corp.*	145,175

		1,805,949

	Energy - 3.5%
80,186	Abraxas Petroleum Corp.*	129,901
22,912	Chesapeake Energy Corp.*	113,873
7,967	CVR Energy, Inc.	173,362
5,569	Delek US Holdings, Inc.	147,244
3,676	Energen Corp.*	181,484
21,375	Ensco plc Class A	110,295
5,234	Exterran Corp.*	139,748
11,629	Laredo Petroleum, Inc.*	122,337
16,486	Newfield Exploration Co.*	469,192
33,524	Pacific Ethanol, Inc.*	209,525
17,770	PBF Energy, Inc. Class A	395,560
20,138	Renewable Energy Group, Inc.*	260,787
5,049	Resolute Energy Corp.*	150,309
3,177	REX American Resources Corp.*	306,771
22,292	Rowan Cos. plc Class A*	228,270
71,876	W&T Offshore, Inc.*	140,877
8,180	Westmoreland Coal Co.*	39,837

		3,319,372

	Food & Staples Retailing - 0.1%
2,500	Weis Markets, Inc.	121,800

	Food, Beverage & Tobacco - 3.3%
4,544	Fresh Del Monte Produce, Inc.	231,335
7,242	Ingredion, Inc.	863,319

The accompanying notes are an integral part of these financial statements.

120

Hartford Small/Mid Cap Equity HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Food, Beverage & Tobacco - 3.3% - (continued)
3,006	John B Sanfilippo & Son, Inc.	$189,709
1,619	National Beverage Corp.	151,473
16,721	Omega Protein Corp.	299,306
31,200	Pilgrim’s Pride Corp.*	683,904
2,928	Sanderson Farms, Inc.	338,623
6,267	Universal Corp.	405,475

		3,163,144

	Health Care Equipment & Services - 7.6%
2,964	Align Technology, Inc.*	444,956
9,227	AngioDynamics, Inc.*	149,570
2,148	Chemed Corp.	439,330
3,597	Glaukos Corp.*	149,168
6,908	Globus Medical, Inc. Class A*	229,000
5,981	HealthEquity, Inc.*	298,033
10,065	Hill-Rom Holdings, Inc.	801,275
7,217	IDEXX Laboratories, Inc.*	1,164,968
7,408	Masimo Corp.*	675,461
27,950	OraSure Technologies, Inc.*	482,417
5,814	Quidel Corp.*	157,792
5,249	Tivity Health, Inc.*	209,173
10,537	Triple-S Management Corp. Class B*	178,181
1,551	U.S. Physical Therapy, Inc.	93,680
16,500	Veeva Systems, Inc. Class A*	1,011,615
4,458	WellCare Health Plans, Inc.*	800,478

		7,285,097

	Household & Personal Products - 1.3%
6,468	Central Garden & Pet Co.*	205,618
7,282	Medifast, Inc.	301,984
7,134	Nu Skin Enterprises, Inc. Class A	448,301
4,780	Usana Health Sciences, Inc.*	306,398

		1,262,301

	Insurance - 6.1%
9,688	Ambac Financial Group, Inc.*	168,087
6,289	American Equity Investment Life Holding Co.	165,275
20,550	Assured Guaranty Ltd.	857,757
12,600	CNO Financial Group, Inc.	263,088
5,390	Everest Re Group Ltd.	1,372,240
18,890	Greenlight Capital Re Ltd. Class A*	394,801
5,878	Health Insurance Innovations, Inc. Class A*	138,133
27,619	Maiden Holdings Ltd.	306,571
9,690	Reinsurance Group of America, Inc.	1,244,099
48,872	Third Point Reinsurance Ltd.*	679,321
8,862	Universal Insurance Holdings, Inc.	223,322

		5,812,694

	Materials - 4.3%
6,173	A Schulman, Inc.	197,536
3,015	Albemarle Corp.	318,203
19,366	Chemours Co.	734,359
25,335	Cliffs Natural Resources, Inc.*	175,318
15,515	Domtar Corp.	596,086
4,300	Innophos Holdings, Inc.	188,512
5,100	Koppers Holdings, Inc.*	184,365
9,820	Louisiana-Pacific Corp.*	236,760
8,838	Steel Dynamics, Inc.	316,489
7,881	Stepan Co.	686,750
4,577	Trinseo S.A.	314,440
11,198	Tronox Ltd. Class A	169,314

		4,118,132

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Media - 0.9%
40,478	Gannett Co., Inc.	$352,968
11,019	Scholastic Corp.	480,318

		833,286

	Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
17,064	Akebia Therapeutics, Inc.*	245,210
27,019	Array BioPharma, Inc.*	226,149
4,257	BioSpecifics Technologies Corp.*	210,764
26,288	Bruker Corp.	758,146
9,679	Calithera Biosciences, Inc.*	143,733
25,046	Corcept Therapeutics, Inc.*	295,543
14,004	Cytokinetics, Inc.*	169,448
16,045	CytomX Therapeutics, Inc.*	248,698
2,011	Eagle Pharmaceuticals, Inc.*	158,648
32,786	Exelixis, Inc.*	807,519
20,343	Innoviva, Inc.*	260,390
21,931	MiMedx Group, Inc.*	328,307
15,727	Momenta Pharmaceuticals, Inc.*	265,786
80,573	PDL BioPharma, Inc.	199,015
6,814	PRA Health Sciences, Inc.*	511,118
29,812	Progenics Pharmaceuticals, Inc.*	202,424
7,774	Supernus Pharmaceuticals, Inc.*	335,060
6,800	United Therapeutics Corp.*	882,164
12,014	Versartis, Inc.*	209,644

		6,457,766

	Real Estate - 12.2%
14,900	AG Mortgage Investment Trust, Inc. REIT	272,670
28,084	AGNC Investment Corp. REIT	597,908
14,129	Apollo Commercial Real Estate Finance, Inc. REIT	262,093
9,697	ARMOUR Residential, Inc. REIT	242,425
55,800	Brandywine Realty Trust REIT	978,174
57,259	Brixmor Property Group, Inc. REIT	1,023,791
9,600	CareTrust, Inc. REIT	177,984
26,053	CBL & Associates Properties, Inc. REIT	219,627
16,280	Chatham Lodging Trust REIT	327,065
19,554	Chimera Investment Corp. REIT	364,291
6,056	CoreCivic, Inc. REIT	167,024
16,324	CYS Investments, Inc. REIT	137,285
19,272	DDR Corp. REIT	174,797
9,522	Easterly Government Properties, Inc. REIT	199,486
6,757	Geo Group, Inc. REIT	199,805
8,809	Government Properties Income Trust REIT	161,293
27,312	Hospitality Properties Trust REIT	796,145
15,317	Invesco Mortgage Capital, Inc. REIT	255,947
42,630	Mack-Cali Realty Corp. REIT	1,156,978
25,714	MTGE Investment Corp. REIT	483,423
9,754	PennyMac Mortgage Investment Trust REIT	178,401
28,389	Piedmont Office Realty Trust, Inc. Class A, REIT	598,440
31,400	Ramco-Gershenson Properties Trust REIT	405,060
21,726	Redwood Trust, Inc. REIT	370,211
8,074	RLJ Lodging Trust REIT	160,430
26,297	Select Income REIT	631,917
13,500	Summit Hotel Properties, Inc. REIT	251,775
47,300	Two Harbors Investment Corp. REIT	468,743
11,452	Western Asset Mortgage Capital Corp. REIT	117,956
11,600	Xenia Hotels & Resorts, Inc. REIT	224,692

		11,605,836

	Retailing - 3.6%
5,164	Aaron’s, Inc.	200,880
7,151	Big 5 Sporting Goods Corp.	93,321

The accompanying notes are an integral part of these financial statements.

121

Hartford Small/Mid Cap Equity HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Retailing - 3.6% - (continued)
5,207	Big Lots, Inc.	$251,498
13,499	Buckle, Inc.	240,282
5,395	Burlington Stores, Inc.*	496,286
9,503	Chico’s FAS, Inc.	89,518
2,302	Children’s Place, Inc.	235,034
5,450	Five Below, Inc.*	269,066
11,821	Francescas Holdings Corp.*	129,322
5,351	Nutrisystem, Inc.	278,520
7,386	PetMed Express, Inc.	299,872
20,756	Pier 1 Imports, Inc.	107,724
14,200	Select Comfort Corp.*	503,958
4,791	Williams-Sonoma, Inc.	232,363

		3,427,644

	Semiconductors & Semiconductor Equipment - 2.8%
4,128	Advanced Energy Industries, Inc.*	267,040
19,800	Amkor Technology, Inc.*	193,446
3,935	Cirrus Logic, Inc.*	246,803
9,569	MaxLinear, Inc. Class A*	266,879
6,998	Nanometrics, Inc.*	176,980
20,330	Photronics, Inc.*	191,102
37,521	Teradyne, Inc.	1,126,756
12,144	Ultra Clean Holdings, Inc.*	227,700

		2,696,706

	Software & Services - 4.4%
15,285	Blucora, Inc.*	324,042
12,439	Carbonite, Inc.*	271,170
19,607	Everi Holdings, Inc.*	142,739
14,165	Evertec, Inc.	245,055
17,727	Hackett Group, Inc.	274,769
6,524	Progress Software Corp.	201,526
1,414	Stamps.com, Inc.*	218,993
5,600	Sykes Enterprises, Inc.*	187,768
11,620	Synopsys, Inc.*	847,447
6,874	TeleTech Holdings, Inc.	280,459
16,547	Teradata Corp.*	487,971
2,870	Tucows, Inc. Class A*	153,545
16,758	Unisys Corp.*	214,502
14,495	Web.com Group, Inc.*	366,724

		4,216,710

	Technology Hardware & Equipment - 6.4%
2,319	Applied Optoelectronics, Inc.*	143,291
7,310	Arista Networks, Inc.*	1,094,965
1,207	Arrow Electronics, Inc.*	94,653
34,899	AVX Corp.	570,250
13,400	Benchmark Electronics, Inc.*	432,820
3,336	Cognex Corp.	283,226
7,051	Control4 Corp.*	138,270
10,026	Daktronics, Inc.	96,550
31,083	Extreme Networks, Inc.*	286,585
3,817	Insight Enterprises, Inc.*	152,642
2,925	InterDigital, Inc.	226,103
10,843	Jabil, Inc.	316,507
4,966	NCR Corp.*	202,811
5,260	NetScout Systems, Inc.*	180,944
12,308	Sanmina Corp.*	468,935
5,344	ScanSource, Inc.*	215,363
3,454	Tech Data Corp.*	348,854
13,243	TTM Technologies, Inc.*	229,899
24,331	Vishay Intertechnology, Inc.	403,895

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Technology Hardware & Equipment - 6.4% - (continued)
1,866	Zebra Technologies Corp. Class A*	$187,570

		6,074,133

	Telecommunication Services - 1.4%
5,968	ATN International, Inc.	408,450
18,642	Boingo Wireless, Inc.*	278,884
24,138	Telephone & Data Systems, Inc.	669,830

		1,357,164

	Transportation - 1.2%
1,769	Allegiant Travel Co.	239,876
2,126	Copa Holdings S.A. Class A	248,742
7,225	Hawaiian Holdings, Inc.*	339,214
15,177	JetBlue Airways Corp.*	346,491

		1,174,323

	Utilities - 3.1%
9,412	National Fuel Gas Co.	525,566
32,466	OGE Energy Corp.	1,129,492
15,645	Pinnacle West Capital Corp.	1,332,328

		2,987,386

	Total Common Stocks (cost $81,547,334)	$94,716,722

	Total Long-Term Investments (cost $81,547,334)	$94,716,722

SHORT-TERM INVESTMENTS - 0.8%
	Other Investment Pools & Funds - 0.8%
804,235	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$804,235

	Total Short-Term Investments (cost $804,235)	$804,235

Total Investments (cost $82,351,569)^	100.1%	$95,520,957
Other Assets and Liabilities	(0.1)%	(114,607)

Total Net Assets	100.0%	$95,406,350

The accompanying notes are an integral part of these financial statements.

122

Hartford Small/Mid Cap Equity HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$17,073,597
Unrealized Depreciation	(3,904,209)

Net Unrealized Appreciation	$13,169,388

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

123

Hartford Small/Mid Cap Equity HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,760,035	$1,760,035	$—	$—
Banks	5,002,478	5,002,478	—	—
Capital Goods	9,642,127	9,642,127	—	—
Commercial & Professional Services	3,302,060	3,302,060	—	—
Consumer Durables & Apparel	1,243,076	1,243,076	—	—
Consumer Services	6,047,503	6,047,503	—	—
Diversified Financials	1,805,949	1,805,949	—	—
Energy	3,319,372	3,319,372	—	—
Food & Staples Retailing	121,800	121,800	—	—
Food, Beverage & Tobacco	3,163,144	3,163,144	—	—
Health Care Equipment & Services	7,285,097	7,285,097	—	—
Household & Personal Products	1,262,301	1,262,301	—	—
Insurance	5,812,694	5,812,694	—	—
Materials	4,118,132	4,118,132	—	—
Media	833,286	833,286	—	—
Pharmaceuticals, Biotechnology & Life Sciences	6,457,766	6,457,766	—	—
Real Estate	11,605,836	11,605,836	—	—
Retailing	3,427,644	3,427,644	—	—
Semiconductors & Semiconductor Equipment	2,696,706	2,696,706	—	—
Software & Services	4,216,710	4,216,710	—	—
Technology Hardware & Equipment	6,074,133	6,074,133	—	—
Telecommunication Services	1,357,164	1,357,164	—	—
Transportation	1,174,323	1,174,323	—	—
Utilities	2,987,386	2,987,386	—	—
Short-Term Investments	804,235	804,235	—	—

Total	$95,520,957	$95,520,957	$—	$—

(1)	For the six-month period ended June 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

124

Hartford Stock HLS Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Banks - 2.2%
260,634	PNC Financial Services Group, Inc.	$32,545,368

	Capital Goods - 9.5%
95,081	General Dynamics Corp.	18,835,546
247,883	Honeywell International, Inc.	33,040,325
130,062	Lockheed Martin Corp.	36,106,512
88,675	Northrop Grumman Corp.	22,763,759
239,129	United Technologies Corp.	29,200,042

		139,946,184

	Consumer Durables & Apparel - 5.8%
991,431	NIKE, Inc. Class B	58,494,429
467,976	VF Corp.	26,955,418

		85,449,847

	Consumer Services - 2.1%
201,718	McDonald’s Corp.	30,895,129

	Diversified Financials - 4.0%
365,619	American Express Co.	30,799,745
66,001	BlackRock, Inc.	27,879,482

		58,679,227

	Energy - 4.0%
353,397	Exxon Mobil Corp.	28,529,740
461,336	Schlumberger Ltd.	30,374,362

		58,904,102

	Food & Staples Retailing - 6.5%
277,053	Costco Wholesale Corp.	44,309,086
310,331	CVS Health Corp.	24,969,232
336,228	Walgreens Boots Alliance, Inc.	26,330,015

		95,608,333

	Food, Beverage & Tobacco - 6.7%
826,718	Coca-Cola Co.	37,078,303
983,309	Diageo plc	29,058,494
288,304	PepsiCo, Inc.	33,296,229

		99,433,026

	Health Care Equipment & Services - 9.3%
447,607	Cardinal Health, Inc.	34,877,538
202,665	McKesson Corp.	33,346,499
386,531	Medtronic plc	34,304,626
187,697	UnitedHealth Group, Inc.	34,802,778

		137,331,441

	Household & Personal Products - 3.7%
493,767	Colgate-Palmolive Co.	36,602,948
207,899	Procter & Gamble Co.	18,118,398

		54,721,346

	Insurance - 5.2%
291,779	Chubb Ltd.	42,418,831
444,783	Marsh & McLennan Cos., Inc.	34,675,283

		77,094,114

	Materials - 3.6%
174,272	Ecolab, Inc.	23,134,608
229,019	Praxair, Inc.	30,356,468

		53,491,076

	Media - 1.4%
197,214	Walt Disney Co.	20,953,987

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.3%
153,706	Amgen, Inc.	$26,472,784
234,857	Johnson & Johnson	31,069,233
512,289	Merck & Co., Inc.	32,832,602
71,928	Roche Holding AG	18,378,672

		108,753,291

	Real Estate - 4.0%
198,334	American Tower Corp. REIT	26,243,555
158,485	Public Storage REIT	33,048,877

		59,292,432

	Retailing - 4.3%
9,440,100	Allstar Co.*(1)(2)(3)	1,510,416
339,466	Lowe’s Cos., Inc.	26,318,799
503,872	TJX Cos., Inc.	36,364,442

		64,193,657

	Software & Services - 10.6%
293,217	Accenture plc Class A	36,265,079
329,131	Automatic Data Processing, Inc.	33,722,762
734,409	Microsoft Corp.	50,622,812
389,685	Visa, Inc. Class A	36,544,659

		157,155,312

	Transportation - 7.6%
491,438	Canadian National Railway Co.	39,874,388
330,627	Union Pacific Corp.	36,008,586
337,832	United Parcel Service, Inc. Class B	37,360,841

		113,243,815

	Total Common Stocks (cost $1,132,910,162)	$1,447,691,687

	Total Long-Term Investments (cost $1,132,910,162)	$1,447,691,687

SHORT-TERM INVESTMENTS - 2.1%
	Other Investment Pools & Funds - 2.1%
31,785,565	Fidelity Institutional Government Fund, Institutional Class	$31,785,565

	Total Short-Term Investments (cost $31,785,565)	$31,785,565

Total Investments (cost $1,164,695,727)^	99.9%	$1,479,477,252
Other Assets and Liabilities	0.1%	1,243,497

Total Net Assets	100.0%	$1,480,720,749

The accompanying notes are an integral part of these financial statements.

125

Hartford Stock HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$328,901,751
Unrealized Depreciation	(14,120,226)

Net Unrealized Appreciation	$314,781,525

*	Non-income producing.

(1)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2017, the fair value of this security was $1,510,416, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
08/2011	9,440,100	Allstar Co.	$4,106,620

At June 30, 2017, the value of this security was $1,510,416, which represented 0.1% of total net assets.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At June 30, 2017, the value of this security was $1,510,416, which represented 0.1% of total net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

126

Hartford Stock HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$32,545,368	$32,545,368	$—	$—
Capital Goods	139,946,184	139,946,184	—	—
Consumer Durables & Apparel	85,449,847	85,449,847	—	—
Consumer Services	30,895,129	30,895,129	—	—
Diversified Financials	58,679,227	58,679,227	—	—
Energy	58,904,102	58,904,102	—	—
Food & Staples Retailing	95,608,333	95,608,333	—	—
Food, Beverage & Tobacco	99,433,026	70,374,532	29,058,494	—
Health Care Equipment & Services	137,331,441	137,331,441	—	—
Household & Personal Products	54,721,346	54,721,346	—	—
Insurance	77,094,114	77,094,114	—	—
Materials	53,491,076	53,491,076	—	—
Media	20,953,987	20,953,987	—	—
Pharmaceuticals, Biotechnology & Life Sciences	108,753,291	90,374,619	18,378,672	—
Real Estate	59,292,432	59,292,432	—	—
Retailing	64,193,657	62,683,241	—	1,510,416
Software & Services	157,155,312	157,155,312	—	—
Transportation	113,243,815	113,243,815	—	—
Short-Term Investments	31,785,565	31,785,565	—	—

Total	$1,479,477,252	$1,430,529,670	$47,437,166	$1,510,416

(1)	For the six-month period ended June 30, 2017, there were no transfers between any levels.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2017 is not presented.

The accompanying notes are an integral part of these financial statements.

127

Hartford Total Return Bond HLS Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 31.2%
		Asset-Backed - Automobile - 0.6%
$	2,044,921	AmeriCredit Automobile Receivables Trust 2.72%, 09/09/2019	$2,049,651
	1,074,541	Credit Acceptance Auto Loan Trust 1.88%, 03/15/2022(1)	1,074,706
		First Investors Auto Owner Trust
	2,897,630	1.67%, 11/16/2020(1)	2,898,006
	1,750,000	2.39%, 11/16/2020(1)	1,757,136
	3,607,523	Honor Automobile Trust Securitization 2.94%, 11/15/2019(1)	3,619,886
		Santander Drive Auto Receivables Trust
	466,358	2.25%, 06/17/2019	467,101
	2,069,211	2.36%, 04/15/2020	2,073,723

			13,940,209

		Asset-Backed - Finance & Insurance - 15.7%
	9,180,000	American Money Management Corp. 2.61%, 07/27/2026(1)(2)	9,201,316
	6,015,000	Apidos CLO 2.19%, 01/19/2025(1)(2)	6,011,993
	7,610,000	Atlas Senior Loan Fund Ltd. 2.41%, 10/15/2026(1)(2)	7,610,403
	790,000	Atrium CDO Corp. 2.04%, 07/16/2025(1)(2)	790,847
		Avery Point CLO Ltd.
	10,050,000	2.26%, 04/25/2026(1)(2)	10,059,256
	6,875,000	2.28%, 01/18/2025(1)(2)	6,876,327
	2,330,000	Babson CLO Ltd. 2.31%, 07/20/2025(1)(2)	2,329,995
		Bayview Opportunity Master Fund Trust
	4,021,495	3.50%, 01/28/2055(1)(2)	4,124,285
	4,695,000	3.50%, 06/28/2057(1)(2)	4,834,808
	3,467,906	4.00%, 11/28/2053(1)(2)	3,589,286
	6,765,397	4.00%, 10/28/2064(1)(2)	6,990,684
		BlueMountain CLO Ltd.
	7,375,000	2.17%, 04/15/2025(1)(2)	7,371,290
	7,995,000	2.43%, 04/30/2026(1)(2)	8,074,199
	1,090,667	Cal Funding Ltd. 3.47%, 10/25/2027(1)	1,088,942
	7,890,000	Carlyle Global Market Strategies CLO Ltd. 2.64%, 04/27/2027(1)(2)	7,960,939
		Cent CLO Ltd.
	9,320,000	2.26%, 01/25/2026(1)(2)	9,315,284
	6,240,000	2.38%, 07/27/2026(1)(2)	6,240,530
	8,960,000	CIFC Funding Ltd. 2.39%, 05/24/2026(1)(2)	8,983,610
		Dryden Senior Loan Fund
	6,710,000	2.59%, 07/15/2027(1)(2)	6,725,232
	7,852,000	2.59%, 10/15/2028(1)(2)	7,897,518
	1,494,069	Fieldstone Mortgage Investment Corp. 1.49%, 05/25/2036(2)	1,034,151
	3,267,261	First Franklin Mortgage Loan Trust 1.46%, 04/25/2036(2)	2,395,285
	755,000	GreatAmerica Leasing Receivables Funding LLC 1.72%, 04/22/2019(1)	754,567
	3,879,249	GSAMP Trust 1.31%, 01/25/2037(2)	2,407,721
	4,965,000	Highbridge Loan Management Ltd. 2.62%, 05/05/2027(1)(2)	4,968,505
	9,215,000	JFIN CLO Ltd. 2.32%, 04/24/2029(1)(2)	9,245,566

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 31.2% - (continued)
		Asset-Backed - Finance & Insurance - 15.7% - (continued)
		Lendmark Funding Trust
$	3,235,000	2.83%, 01/22/2024(1)	$3,234,338
	4,590,000	3.26%, 04/21/2025(1)	4,629,470
		Madison Park Funding Ltd.
	6,435,000	2.27%, 01/19/2025(1)(2)	6,435,348
	9,860,000	2.42%, 07/20/2026(1)(2)	9,903,640
	7,200,000	2.43%, 10/23/2025(1)(2)	7,201,404
		Magnetite Ltd.
	8,310,000	2.16%, 07/25/2026(1)(2)	8,310,000
	6,595,000	2.66%, 07/25/2026(1)(2)	6,595,000
		Nationstar HECM Loan Trust
	1,558,967	1.97%, 05/25/2027(1)	1,557,692
	468,359	2.24%, 06/25/2026(1)(2)	473,641
	560,000	2.94%, 05/25/2027(1)	559,152
	1,611,107	2.98%, 02/25/2026(1)(2)	1,611,583
		NRZ Advance Receivables Trust
	6,250,000	3.11%, 12/15/2050(1)	6,267,525
	5,421,000	3.21%, 02/15/2051(1)	5,473,638
	3,030,000	Oak Hill Credit Partners Ltd. 2.29%, 07/20/2026(1)(2)	3,028,470
	7,885,000	Oaktree EIF Ltd. 2.73%, 02/15/2026(1)(2)	7,888,052
	6,780,000	OCP CLO Ltd. 2.69%, 04/17/2027(1)(2)	6,780,461
	3,715,000	Octagon Investment Partners 30 Ltd. 2.57%, 03/17/2030(1)(2)	3,744,415
	8,960,000	OneMain Financial Issuance Trust 4.10%, 03/20/2028(1)	9,140,082
	7,495,000	OZLM Ltd. 2.62%, 04/30/2027(1)(2)	7,500,396
	9,700,000	Race Point CLO Ltd. 2.67%, 04/15/2027(1)(2)	9,704,578
	5,250,000	SBA Tower Trust 2.90%, 10/15/2044(1)(3)	5,277,655
	479,963	Securitized Asset Backed Receivables LLC Trust 1.31%, 07/25/2036(2)	244,672
	7,305,000	Shackleton CLO 2.32%, 07/17/2026(1)(2)	7,314,350
		SoFi Consumer Loan Program LLC
	2,845,000	2.50%, 05/26/2026(1)(4)	2,844,485
	1,503,820	2.77%, 05/25/2026(1)	1,511,550
	3,707,260	3.05%, 12/26/2025(1)	3,741,998
	3,452,696	3.09%, 10/27/2025(1)	3,481,433
	2,773,125	3.28%, 01/26/2026(1)	2,811,042
		Sound Point CLO Ltd.
	6,345,000	2.26%, 01/21/2026(1)(2)	6,341,796
	2,575,000	2.50%, 01/23/2029(1)(2)	2,582,375
	7,680,000	2.69%, 04/15/2027(1)(2)	7,697,510
	2,137,000	5.76%, 07/15/2025(1)(2)	2,121,376
		Springleaf Funding Trust
	8,130,000	2.68%, 07/15/2030(1)	8,112,260
	4,985,000	2.90%, 11/15/2029(1)	5,016,042
	5,340,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	5,349,526
	8,660,000	Symphony CLO Ltd. 2.44%, 07/14/2026(1)(2)	8,660,407
		Towd Point Mortgage Trust
	11,499,975	2.75%, 10/25/2056(1)(2)	11,486,876
	3,106,476	2.75%, 04/25/2057(1)(2)	3,136,089

The accompanying notes are an integral part of these financial statements.

128

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 31.2% - (continued)
		Asset-Backed - Finance & Insurance - 15.7% - (continued)
$	7,660,000	Treman Park CLO Ltd. 2.53%, 04/20/2027(1)(2)	$7,686,297
	2,915,000	VOLT LX LLC 3.25%, 04/25/2059(1)(3)	2,912,828
		Voya CLO Ltd.
	2,915,000	2.41%, 04/17/2030(1)(2)	2,920,719
	4,905,000	2.49%, 04/18/2026(1)(2)	4,905,152
	7,550,000	2.64%, 04/18/2027(1)(2)	7,550,536
	2,670,000	3.26%, 04/18/2027(1)(2)	2,670,278
	10,785,000	York CLO Ltd. 2.73%, 01/20/2030(1)(2)	10,849,085

			384,147,761

		Asset-Backed - Home Equity - 1.5%
		GSAA Home Equity Trust
	1,325,769	1.29%, 12/25/2046(2)	735,793
	11,500,502	1.30%, 02/25/2037(2)	6,498,576
	6,026,973	1.32%, 03/25/2037(2)	3,393,364
	4,173,346	1.40%, 11/25/2036(2)	2,113,735
	135,499	1.46%, 11/25/2036(2)	81,612
	1,093,832	1.52%, 03/25/2036(2)	800,763
	690,242	5.88%, 09/25/2036(3)	354,294
	714,955	5.99%, 06/25/2036(2)	386,398
	981,438	6.30%, 06/25/2036(3)	530,173
	324,781	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 1.37%, 06/25/2036(2)	298,114
	1,622,492	Morgan Stanley Mortgage Loan Trust 1.39%, 11/25/2036(2)	684,561
	11,310,341	New Residential Mortgage Loan Trust 4.00%, 02/25/2057(1)(2)	11,727,274
	6,531,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	6,494,381
		Soundview Home Loan Trust
	3,225,000	1.40%, 07/25/2037(2)	2,590,730
	435,000	1.47%, 11/25/2036(2)	346,562

			37,036,330

		Collateralized - Mortgage Obligations - 0.2%
	3,790,817	COLT Mortgage Loan Trust 2.61%, 05/27/2047(1)(2)	3,810,384

		Commercial Mortgage - Backed Securities - 5.8%
	2,370,000	Banc of America Commercial Mortgage Trust 3.26%, 09/15/2048(1)(2)	1,433,418
		BBCMS Mortgage Trust
	29,142,458	1.70%, 02/15/2050(2)(5)	3,219,717
	1,440,000	3.67%, 02/15/2050	1,491,699
	1,105,000	Bear Stearns Commercial Mortgage Securities Trust 5.28%, 10/12/2042(2)	1,092,035
		Citigroup Commercial Mortgage Trust
	24,182,551	1.20%, 07/10/2047(2)(5)	1,392,424
	27,228,879	1.30%, 04/10/2048(2)(5)	1,702,137
	465,000	2.94%, 04/10/2048	461,118
	1,300,000	3.11%, 04/10/2048(1)	957,848
	975,000	3.62%, 02/10/2049	1,010,236
	1,535,000	3.76%, 06/10/2048	1,606,222
	970,000	3.82%, 11/10/2048	1,018,964
	230,000	3.86%, 05/10/2047	242,626

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 31.2% - (continued)
		Commercial Mortgage - Backed Securities - 5.8% - (continued)
$	445,000	5.07%, 03/10/2047(1)(2)	$400,380
	468,121	Commercial Mortgage Loan Trust 6.34%, 12/10/2049(2)	468,970
		Commercial Mortgage Pass-Through Certificates
	9,852,053	0.97%, 02/10/2047(2)(5)	300,403
	970,000	2.82%, 10/15/2045	980,800
	535,000	4.24%, 02/10/2047(2)	574,870
	1,920,000	4.75%, 10/15/2045(1)(2)	1,215,878
		Commercial Mortgage Trust
	4,906,594	1.07%, 08/10/2046(2)(5)	168,844
	7,966,056	2.12%, 07/10/2046(1)(2)(5)	377,095
	1,035,000	2.54%, 12/10/2045	1,029,742
	1,670,000	2.85%, 10/15/2045	1,683,130
	785,000	3.10%, 03/10/2046	802,049
	930,000	3.21%, 03/10/2046	951,630
	1,760,000	3.35%, 02/10/2048	1,786,719
	6,780,000	3.42%, 03/10/2031(1)	7,020,108
	1,260,000	3.61%, 06/10/2046(2)	1,315,565
	705,000	3.62%, 07/10/2050	728,318
	2,120,000	3.69%, 08/10/2047	2,200,000
	755,000	3.77%, 02/10/2049	789,487
	1,150,133	3.80%, 08/10/2047	1,207,709
	1,140,000	3.90%, 07/10/2050	1,198,231
	575,125	3.96%, 03/10/2047	606,779
	1,350,000	4.02%, 07/10/2045	1,439,215
	630,000	4.07%, 02/10/2047(2)	671,484
	1,045,000	4.21%, 08/10/2046(2)	1,125,744
	615,085	4.37%, 07/10/2045(2)	666,125
	720,000	4.73%, 10/15/2045(1)(2)	318,305
	899,208	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	884,305
		CSAIL Commercial Mortgage Trust
	64,580,743	1.01%, 06/15/2057(2)(5)	3,133,496
	3,903,034	1.20%, 11/15/2048(2)(5)	231,528
	470,000	3.45%, 08/15/2048	481,111
	790,000	3.50%, 11/15/2049	805,039
	545,000	3.54%, 11/15/2048	559,737
	550,000	3.72%, 08/15/2048	572,405
	83,000	3.76%, 11/15/2048	86,506
	8,219,386	DBUBS Mortgage Trust 0.93%, 11/10/2046(1)(2)(5)	154,931
	3,134,074	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%, 12/13/2028(1)	3,433,762
		FREMF Mortgage Trust
	4,680,000	3.07%, 10/25/2047(1)(2)	4,738,226
	2,850,000	3.97%, 04/25/2024(1)(2)	2,892,778
	1,625,000	4.01%, 02/25/2024(1)(2)	1,642,218
	1,200,000	4.12%, 03/25/2027(1)(2)	1,211,116
	5,485,000	5.44%, 09/25/2043(1)(2)	5,912,521
	1,616,614	GE Business Loan Trust 2.16%, 05/15/2034(1)(2)	1,429,682
	4,340,000	GS Mortgage Securities Corp. 2.95%, 11/05/2034(1)	4,398,221
		GS Mortgage Securities Trust
	50,671,565	0.23%, 07/10/2046(2)(5)	264,272
	6,795,862	1.52%, 08/10/2044(1)(2)(5)	306,582

The accompanying notes are an integral part of these financial statements.

129

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 31.2% - (continued)
		Commercial Mortgage - Backed Securities - 5.8% - (continued)
$	1,580,166	3.67%, 04/10/2047(1)	$562,239
	785,121	4.07%, 01/10/2047	837,019
	2,960,000	5.02%, 04/10/2047(1)(2)	2,348,778
		JP Morgan Chase Commercial Mortgage Securities Trust
	7,523,033	2.62%, 02/12/2051(2)	7,198,593
	2,185,000	2.73%, 10/15/2045(1)(2)	911,713
	3,404,438	3.91%, 05/05/2030(1)	3,551,126
	1,290,924	4.54%, 12/15/2047(1)(2)	1,001,435
		JPMBB Commercial Mortgage Securities Trust
	29,335,389	0.99%, 09/15/2047(2)(5)	976,933
	8,243,769	1.08%, 05/15/2048(2)(5)	305,713
	825,000	2.91%, 10/15/2048	817,727
	810,060	3.61%, 05/15/2048	839,291
	700,000	3.78%, 08/15/2047	735,792
	1,075,000	3.88%, 10/15/2048(1)(2)	815,620
	966,900	LB-UBS Commercial Mortgage Trust 6.30%, 04/15/2041(2)	985,573
	154,677	Lehman Brothers Small Balance Commercial Mortgage Trust 5.52%, 09/25/2030(1)(2)	154,316
	2,260,074	ML-CFC Commercial Mortgage Trust 5.70%, 09/12/2049	2,261,817
		Morgan Stanley Bank of America Merrill Lynch Trust
	1,602,681	1.26%, 10/15/2048(2)(5)	107,077
	16,094,953	1.29%, 12/15/2047(2)(5)	850,073
	1,080,000	3.13%, 12/15/2048	1,104,817
	1,320,000	3.18%, 08/15/2045	1,360,609
	750,000	3.73%, 05/15/2048	785,040
	795,172	4.26%, 10/15/2046(2)	859,551
	695,000	4.50%, 08/15/2045(1)	486,248
	40,571,759	Morgan Stanley Capital Trust 0.60%, 09/15/2047(1)(2)(5)	467,123
	8,320,000	1.47%, 06/15/2050(2)(5)	862,826
	625,000	2.78%, 08/15/2049	606,458
	590,000	3.34%, 12/15/2049	598,505
	4,920,000	3.47%, 08/11/2033(1)	5,117,833
	770,000	3.60%, 12/15/2049	795,851
	1,460,000	5.33%, 07/15/2049(1)(2)	1,227,386
	920,000	5.41%, 10/12/2052(1)(2)	420,727
	504,167	5.81%, 12/12/2049	505,634
	1,365,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(2)	1,350,450
	1,560,000	UBS-Barclays Commercial Mortgage Trust 3.09%, 08/10/2049	1,598,392
	2,065,000	3.19%, 03/10/2046	2,112,312
	975,000	3.24%, 04/10/2046	999,810
	21,510,425	Wells Fargo Commercial Mortgage Trust 1.32%, 05/15/2048(2)(5)	1,339,360
	1,175,000	2.92%, 10/15/2045	1,192,185
	419,000	2.92%, 11/15/2049	410,672
	345,000	2.94%, 10/15/2049	338,919
	805,000	3.29%, 05/15/2048	815,810
	440,000	3.41%, 12/15/2047	449,577
	775,000	3.45%, 07/15/2050(4)	792,871
	790,000	3.56%, 01/15/2059	816,074

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 31.2% - (continued)
		Commercial Mortgage - Backed Securities - 5.8% - (continued)
$	975,000	3.64%, 06/15/2048	$1,013,322
	390,000	3.96%, 12/15/2047(1)(2)	318,344
	430,000	4.24%, 05/15/2048(2)	372,331
	665,000	4.37%, 06/15/2048(2)	564,093
	255,115	WF-RBS Commercial Mortgage Trust 2.88%, 12/15/2045	257,207
	550,000	3.07%, 03/15/2045	560,890
	450,000	3.35%, 05/15/2045	459,075
	955,000	3.61%, 11/15/2047	991,026
	990,000	3.72%, 05/15/2047	1,033,840
	120,000	3.88%, 08/15/2046	126,889
	925,000	4.00%, 05/15/2047	980,909
	230,000	4.05%, 03/15/2047	244,876
	755,286	4.10%, 03/15/2047	805,741
	315,000	4.49%, 03/15/2048(1)(2)	293,236
	710,000	5.00%, 06/15/2044(1)(2)	585,058
	1,045,000	5.77%, 04/15/2045(1)(2)	1,045,767

			141,122,939

		Whole Loan Collateral CMO - 7.4%
	1,144,059	Adjustable Rate Mortgage Trust 1.74%, 01/25/2036(2)	1,074,198
	636,142	1.76%, 11/25/2035(2)	595,311
	302,872	Alternative Loan Trust 1.49%, 01/25/2036(2)	282,707
	1,412,859	1.54%, 11/25/2035(2)	1,212,608
	1,368,804	5.75%, 05/25/2036	1,059,754
	1,028,489	American Home Mortgage Assets Trust 1.41%, 09/25/2046(2)	860,693
	1,796,278	1.67%, 10/25/2046(2)	1,524,238
	3,595,000	Angel Oak Mortgage Trust LLC 2.48%, 07/25/2047	3,594,957
	1,327,403	2.81%, 01/25/2047(1)(2)	1,330,138
	4,363,262	Banc of America Funding Trust 1.51%, 05/20/2047(2)	3,772,149
	5,595,827	5.77%, 05/25/2037(2)	5,645,335
	210,153	5.85%, 01/25/2037(3)	183,137
	955,113	BCAP LLC Trust 1.39%, 01/25/2037(2)	830,164
	2,595,062	1.40%, 03/25/2037(2)	2,444,839
	686,570	Bear Stearns Adjustable Rate Mortgage Trust 2.83%, 10/25/2035(2)	673,269
	1,655,897	Bear Stearns Alt-A Trust 1.72%, 01/25/2036(2)	1,654,860
	1,809,324	Bear Stearns Mortgage Funding Trust 1.40%, 10/25/2036(2)	1,600,670
	711,971	CHL Mortgage Pass-Through Trust 3.03%, 11/20/2035(2)	652,491
	4,049,774	3.17%, 09/25/2047(2)	3,765,963
	2,688,132	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	2,577,746
	2,966,685	CSMC Trust 3.25%, 04/25/2047(1)(2)	3,002,039
	3,165,000	Deephaven Residential Mortgage Trust 2.45%, 06/25/2047(1)(2)	3,155,314
	2,145,856	2.73%, 12/26/2046(1)(2)	2,145,182
	2,025,000	Fannie Mae Connecticut Avenue Securities 4.77%, 07/25/2029(2)	2,139,670
	4,065,143	5.57%, 04/25/2029(2)	4,442,144

The accompanying notes are an integral part of these financial statements.

130

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 31.2% - (continued)
		Whole Loan Collateral CMO - 7.4% - (continued)
$	50,995	GMACM Mortgage Loan Trust 3.81%, 04/19/2036(2)	$47,199
	1,557,808	GreenPoint Mortgage Funding Trust 2.09%, 10/25/2045(2)	1,210,370
	3,302,443	GSR Mortgage Loan Trust 1.52%, 01/25/2037(2)	2,085,987
	3,391,586	3.37%, 01/25/2036(2)	3,288,108
	2,488,198	HarborView Mortgage Loan Trust 1.40%, 01/19/2038(2)	2,336,480
	5,165,982	1.45%, 12/19/2036(2)	4,402,001
	485,659	1.91%, 01/19/2035(2)	343,002
	3,197,259	IndyMac Index Mortgage Loan Trust 1.50%, 07/25/2035(2)	2,757,291
	1,912,902	1.51%, 01/25/2036(2)	1,435,002
	2,977,328	1.62%, 07/25/2046(2)	2,110,505
	3,250,011	3.26%, 03/25/2036(2)	2,889,151
	1,092,405	JP Morgan Mortgage Trust 3.38%, 05/25/2036(2)	1,009,522
	466,192	3.42%, 04/25/2037(2)	418,759
	1,789,605	Lehman XS Trust 1.43%, 07/25/2046(2)	1,617,748
	2,622,522	LSTAR Securities Investment Trust 0.03%, 11/01/2021(1)(2)	2,611,529
	2,822,820	3.05%, 01/01/2022(1)(2)	2,811,901
	5,297,459	3.05%, 02/01/2022(1)(2)	5,250,761
	1,400,671	3.05%, 04/01/2022(1)(2)	1,378,752
	1,895,382	3.23%, 09/01/2021(1)(2)	1,900,126
	268,141	Luminent Mortgage Trust 1.42%, 10/25/2046(2)	239,792
	1,101,651	1.48%, 11/25/2035(2)	1,013,855
	885,541	MASTR Adjustable Rate Mortgages Trust 3.19%, 11/21/2034(2)	905,951
	85,711	Merrill Lynch Mortgage Investors Trust 3.21%, 12/25/2035(2)	82,082
	2,244,570	MFA Trust 2.59%, 02/25/2057(1)(2)	2,256,019
	8,753,000	Mortgage Repurchase Agreement Financing Trust 2.29%, 06/10/2019(1)(2)	8,738,365
	6,436,910	New Residential Mortgage Loan Trust 3.75%, 11/26/2035(1)(2)	6,688,716
	5,712,377	3.75%, 11/25/2056(1)(2)	5,924,249
	11,180,146	4.00%, 03/25/2057(1)(2)	11,625,428
	8,602,503	4.00%, 04/25/2057(1)(2)	8,959,644
	7,420,000	4.00%, 05/25/2057(1)(2)	7,750,190
	1,933,260	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	1,884,608
	803,419	Residential Accredit Loans, Inc. 1.52%, 04/25/2036(2)	690,880
	4,575,897	2.09%, 11/25/2037(2)	3,761,341
	1,112,763	6.00%, 12/25/2035	1,061,562
	2,387,097	Residential Asset Securitization Trust 1.67%, 03/25/2035(2)	2,168,847
	623,846	Sequoia Mortgage Trust 3.32%, 07/20/2037(2)	600,063
	5,574,819	Towd Point Mortgage Trust 2.25%, 04/25/2056(1)(2)	5,557,867
	1,439,416	2.75%, 02/25/2055(1)(2)	1,453,379
	4,628,692	2.75%, 08/25/2055(1)(2)	4,677,293
	1,186,596	3.00%, 03/25/2054(1)(2)	1,197,936

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 31.2% - (continued)
		Whole Loan Collateral CMO - 7.4% - (continued)
$	4,514,890	WaMu Mortgage Pass-Through Certificates Trust 1.51%, 12/25/2046(2)	$3,923,104
	969,645	1.64%, 06/25/2044(2)	907,909
	1,749,336	3.06%, 06/25/2037(2)	1,591,900
	46,363,826	Wells Fargo Commercial Mortgage Trust 1.33%, 09/15/2057(2)(5)	2,724,663
	3,250,000	2.88%, 05/15/2048(1)(2)	2,017,047
	1,685,000	3.36%, 09/15/2058(1)	1,032,876
	1,015,000	3.84%, 09/15/2058	1,070,339

			180,629,675

		Total Asset & Commercial Mortgage Backed Securities (cost $754,224,659)	$760,687,298

CORPORATE BONDS - 30.6%
		Aerospace/Defense - 0.4%
$	1,915,000	Embraer Netherlands Finance B.V. 5.40%, 02/01/2027	$2,001,175
	370,000	L-3 Technologies, Inc. 3.85%, 12/15/2026	381,416
	1,140,000	Lockheed Martin Corp. 2.50%, 11/23/2020	1,155,649
	1,836,000	4.70%, 05/15/2046	2,063,014
	4,030,000	United Technologies Corp. 1.90%, 05/04/2020	4,036,911

			9,638,165

		Agriculture - 0.5%
	1,320,000	Altria Group, Inc. 2.85%, 08/09/2022	1,340,595
	945,000	3.88%, 09/16/2046	917,929
	2,010,000	BAT International Finance plc 2.75%, 06/15/2020(1)	2,036,257
	1,420,000	Imperial Brands Finance plc 2.05%, 07/20/2018(1)	1,420,532
	1,950,000	2.95%, 07/21/2020(1)	1,982,945
	1,300,000	3.75%, 07/21/2022(1)	1,353,478
	2,640,000	Reynolds American, Inc. 3.25%, 06/12/2020	2,717,980

			11,769,716

		Airlines - 0.2%
	4,300,000	Delta Air Lines, Inc. 3.63%, 03/15/2022	4,414,321

		Auto Manufacturers - 0.5%
	1,280,000	Ford Motor Co. 4.35%, 12/08/2026	1,317,683
	1,710,000	5.29%, 12/08/2046	1,755,007
	1,070,000	Ford Motor Credit Co. LLC 4.13%, 08/04/2025	1,088,462
	1,470,000	General Motors Co. 6.25%, 10/02/2043	1,632,801
	1,635,000	6.75%, 04/01/2046	1,939,139
		General Motors Financial Co., Inc.
	1,950,000	3.70%, 05/09/2023	1,980,145
	1,760,000	3.95%, 04/13/2024	1,784,996

			11,498,233

The accompanying notes are an integral part of these financial statements.

131

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.6% - (continued)
		Auto Parts & Equipment - 0.0%
$	445,000	Adient Global Holdings Ltd. 4.88%, 08/15/2026(1)	$446,113

		Beverages - 1.2%
		Anheuser-Busch InBev Finance, Inc.
	4,320,000	1.90%, 02/01/2019	4,329,664
	8,470,000	3.30%, 02/01/2023	8,721,822
	610,000	3.65%, 02/01/2026	628,465
	2,440,000	4.70%, 02/01/2036	2,685,569
	7,395,000	4.90%, 02/01/2046	8,346,300
	2,220,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%, 07/15/2042	2,148,640
		Constellation Brands, Inc.
	380,000	2.70%, 05/09/2022	379,536
	705,000	3.50%, 05/09/2027	704,338
	245,000	4.50%, 05/09/2047	252,192

			28,196,526

		Biotechnology - 0.2%
	2,880,000	Amgen, Inc. 2.20%, 05/11/2020	2,894,553
	1,065,000	Celgene Corp. 4.63%, 05/15/2044	1,118,842
		Gilead Sciences, Inc.
	615,000	2.50%, 09/01/2023	605,889
	835,000	3.25%, 09/01/2022	863,442

			5,482,726

		Chemicals - 0.1%
		Methanex Corp.
	1,165,000	4.25%, 12/01/2024	1,141,774
	1,030,000	5.65%, 12/01/2044	974,199
	875,000	Sherwin-Williams Co. 3.13%, 06/01/2024	879,433
	265,000	Versum Materials, Inc. 5.50%, 09/30/2024(1)	278,581

			3,273,987

		Commercial Banks - 10.0%
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	1,200,000	7.00%, 02/19/2019(2)(6)(7)	1,403,293
	600,000	8.88%, 04/14/2021(2)(6)(7)	784,644
$	2,600,000	9.00%, 05/09/2018(2)(6)(7)	2,716,969
EUR	1,800,000	Banco de Sabadell S.A. 6.50%, 05/18/2022(7)	2,023,206
		Bank of America Corp.
$	7,000,000	2.50%, 10/21/2022	6,910,519
	3,010,000	2.63%, 04/19/2021	3,023,340
	6,260,000	3.12%, 01/20/2023(2)	6,328,741
	5,220,000	3.71%, 04/24/2028(2)	5,258,236
	1,990,000	4.00%, 01/22/2025	2,024,656
	2,080,000	4.18%, 11/25/2027	2,115,537
	5,570,000	4.20%, 08/26/2024	5,782,239
	3,630,000	7.75%, 05/14/2038	5,220,292
EUR	900,000	Bank of Ireland 7.38%, 06/18/2020(2)(6)(7)	1,117,817
$	5,495,000	Barclays Bank plc 6.05%, 12/04/2017(1)	5,589,300
		Barclays plc
	1,375,000	3.68%, 01/10/2023	1,410,830
	2,310,000	4.84%, 05/09/2028	2,361,490
	1,450,000	7.88%, 03/15/2022(2)(6)(7)	1,560,171

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.6% - (continued)
		Commercial Banks - 10.0% - (continued)
EUR	1,445,000	8.00%, 12/15/2020(2)(7)	$1,809,258
		BNP Paribas S.A.
$	1,065,000	2.95%, 05/23/2022(1)	1,075,604
	1,940,000	7.63%, 03/30/2021(1)(2)(7)	2,134,000
	1,245,000	BPCE S.A. 3.00%, 05/22/2022(1)	1,255,828
EUR	400,000	Caixa Geral de Depositos, S.A. 10.75%, 03/30/2022(7)	472,142
$	3,630,000	Capital One Financial Corp. 3.05%, 03/09/2022	3,658,521
		Capital One NA / Mclean VA
	3,415,000	1.65%, 02/05/2018	3,413,600
	2,645,000	2.35%, 08/17/2018	2,655,641
		Citigroup, Inc.
	1,195,000	1.85%, 11/24/2017	1,196,880
	2,960,000	2.28%, 05/17/2024(2)	2,956,963
	1,025,000	2.50%, 09/26/2018	1,031,947
	2,675,000	2.70%, 03/30/2021	2,692,751
	695,000	4.30%, 11/20/2026	713,863
	6,495,000	4.45%, 09/29/2027	6,754,917
	486,000	4.65%, 07/30/2045	528,469
	2,115,000	4.75%, 05/18/2046	2,220,107
	5,650,000	Credit Agricole S.A. 8.13%, 12/23/2025(1)(2)(7)	6,563,605
	5,760,000	Credit Suisse Group AG 6.25%, 12/18/2024(1)(2)(7)	6,120,000
		Goldman Sachs Group, Inc.
	590,000	2.00%, 04/25/2019	589,744
	550,000	2.31%, 04/23/2020(2)	559,183
	1,340,000	2.35%, 11/15/2021	1,321,970
	1,290,000	2.38%, 01/22/2018	1,295,722
	2,720,000	2.88%, 02/25/2021	2,749,158
	4,430,000	3.69%, 06/05/2028(2)	4,447,587
	3,490,000	5.15%, 05/22/2045	3,876,545
	3,687,000	6.00%, 06/15/2020	4,067,583
	2,655,000	6.25%, 02/01/2041	3,468,203
	2,720,000	6.75%, 10/01/2037	3,530,672
		HSBC Holdings plc
	1,305,000	2.95%, 05/25/2021	1,321,596
	3,400,000	3.26%, 03/13/2023(2)	3,464,427
	4,335,000	3.40%, 03/08/2021	4,455,500
	1,335,000	3.60%, 05/25/2023	1,379,604
	3,375,000	4.25%, 08/18/2025	3,467,154
	2,925,000	6.00%, 05/22/2027(2)(7)	3,024,450
	1,350,000	HSBC USA, Inc. 2.75%, 08/07/2020	1,372,070
		Intesa Sanpaolo S.p.A.
	2,500,000	7.70%, 09/17/2025(1)(2)(7)	2,596,875
EUR	525,000	7.75%, 01/11/2027(2)(6)(7)	664,089
		JP Morgan Chase & Co.
$	1,840,000	2.30%, 08/15/2021	1,829,295
	955,000	2.38%, 10/24/2023(2)	969,356
	6,670,000	2.40%, 06/07/2021	6,657,360
	1,055,000	2.55%, 10/29/2020	1,063,853
	2,890,000	2.70%, 05/18/2023	2,858,314
	2,665,000	3.22%, 03/01/2025(2)	2,670,008
	2,875,000	4.25%, 10/01/2027	2,998,915
	3,820,000	4.35%, 08/15/2021	4,088,756
		Morgan Stanley
	6,760,000	2.50%, 04/21/2021	6,754,788
	3,240,000	2.75%, 05/19/2022	3,239,300

The accompanying notes are an integral part of these financial statements.

132

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.6% - (continued)
		Commercial Banks - 10.0% - (continued)
$	370,000	3.13%, 07/27/2026	$359,731
	2,120,000	3.63%, 01/20/2027	2,135,243
	2,400,000	3.95%, 04/23/2027	2,421,641
	3,275,000	4.00%, 07/23/2025	3,418,232
	550,000	4.35%, 09/08/2026	571,801
	2,675,000	6.25%, 08/28/2017	2,693,615
	1,600,000	7.30%, 05/13/2019	1,749,224
	420,000	Radian Group, Inc. 7.00%, 03/15/2021	469,875
		Royal Bank of Scotland Group plc
	1,145,000	7.50%, 08/10/2020(2)(7)	1,181,640
	1,160,000	8.63%, 08/15/2021(2)(7)	1,264,400
	3,425,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022(1)	3,469,261
		Societe Generale S.A.
	3,275,000	7.38%, 09/13/2021(1)(2)(7)	3,520,625
	2,635,000	8.25%, 11/29/2018(2)(6)(7)	2,795,498
		UBS Group AG
	3,950,000	6.88%, 03/22/2021(2)(6)(7)	4,206,797
	2,520,000	7.13%, 02/19/2020(2)(6)(7)	2,667,617
	3,045,000	UBS Group Funding Switzerland AG 2.65%, 02/01/2022(1)	3,038,535
		Wells Fargo & Co.
	1,655,000	3.00%, 04/22/2026	1,616,362
	1,200,000	3.00%, 10/23/2026	1,168,508
	4,800,000	3.07%, 01/24/2023	4,867,243
	4,485,000	3.58%, 05/22/2028(2)	4,532,680
	3,285,000	4.90%, 11/17/2045	3,581,892
	74,000	5.38%, 11/02/2043	85,608
	4,760,000	5.61%, 01/15/2044	5,660,483
	3,360,000	Wells Fargo Bank NA 2.15%, 12/06/2019	3,375,553

			244,519,517

		Commercial Services - 0.3%
	6,128,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(1)	6,251,320
	670,000	Cardtronics, Inc. 5.13%, 08/01/2022	680,050
		United Rentals North America, Inc.
	470,000	4.63%, 07/15/2023	487,977
	400,000	5.50%, 07/15/2025	419,000

			7,838,347

		Construction Materials - 0.1%
	490,000	Eagle Materials, Inc. 4.50%, 08/01/2026	501,025
		Standard Industries, Inc.
	640,000	5.38%, 11/15/2024(1)	674,400
	930,000	6.00%, 10/15/2025(1)	995,100

			2,170,525

		Diversified Financial Services - 0.5%
	5,095,000	American Express Credit Corp. 2.20%, 03/03/2020	5,119,247
	2,245,000	CBOE Holdings, Inc. 3.65%, 01/12/2027	2,264,316
	1,800,000	Intercontinental Exchange, Inc. 2.75%, 12/01/2020	1,833,844
	505,000	Nasdaq, Inc. 3.85%, 06/30/2026	512,403

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.6% - (continued)
		Diversified Financial Services - 0.5% - (continued)
		Navient Corp.
$	660,000	5.88%, 03/25/2021	$697,125
	1,005,000	7.25%, 01/25/2022	1,097,962

			11,524,897

		Electric - 1.2%
		AES Corp.
	620,000	4.88%, 05/15/2023	631,625
	540,000	5.50%, 03/15/2024	562,275
	65,000	5.50%, 04/15/2025	68,006
	1,610,000	Dominion Energy, Inc. 2.85%, 08/15/2026	1,534,700
	1,605,000	DTE Energy Co. 1.50%, 10/01/2019	1,580,978
	1,525,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,629,103
	705,000	Duke Energy Corp. 2.65%, 09/01/2026	669,562
	1,805,000	Duke Energy Florida LLC 3.40%, 10/01/2046	1,675,334
	1,495,000	Duke Energy Progress LLC 4.38%, 03/30/2044	1,623,539
		Emera U.S. Finance L.P.
	435,000	2.70%, 06/15/2021	435,666
	475,000	4.75%, 06/15/2046	501,285
	3,000,000	Exelon Corp. 2.85%, 06/15/2020	3,047,790
		FirstEnergy Corp.
	2,415,000	3.90%, 07/15/2027	2,422,723
	2,425,000	4.25%, 03/15/2023	2,550,763
		Fortis, Inc.
	800,000	2.10%, 10/04/2021	782,200
	1,445,000	3.06%, 10/04/2026	1,395,711
		Great Plains Energy, Inc.
	1,180,000	3.15%, 04/01/2022	1,192,473
	985,000	3.90%, 04/01/2027	996,451
	1,005,000	NextEra Energy Capital Holdings, Inc. 1.65%, 09/01/2018	1,001,963
	390,000	NRG Energy, Inc. 7.25%, 05/15/2026	403,650
	565,000	Oncor Electric Delivery Co. LLC 7.00%, 09/01/2022	680,150
		Southern Co.
	1,360,000	1.85%, 07/01/2019	1,354,729
	665,000	2.95%, 07/01/2023	660,737
	805,000	4.40%, 07/01/2046	819,625

			28,221,038

		Electronics - 0.1%
	1,375,000	Fortive Corp. 2.35%, 06/15/2021	1,367,047

		Engineering & Construction - 0.5%
		SBA Tower Trust
	4,815,000	3.17%, 04/15/2022(1)	4,835,059
	7,645,000	3.60%, 04/15/2018(1)	7,647,451

			12,482,510

		Entertainment - 0.0%
		WMG Acquisition Corp.
	445,000	4.88%, 11/01/2024(1)	453,900
	260,000	5.00%, 08/01/2023(1)	266,500

			720,400

The accompanying notes are an integral part of these financial statements.

133

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.6% - (continued)
		Environmental Control - 0.0%
		Clean Harbors, Inc.
$	345,000	5.13%, 06/01/2021	$352,331
	345,000	5.25%, 08/01/2020	349,744

			702,075

		Food - 0.3%
	3,360,000	Danone S.A. 1.69%, 10/30/2019(1)	3,333,160
		Kraft Heinz Foods Co.
	1,390,000	2.00%, 07/02/2018	1,393,520
	855,000	2.80%, 07/02/2020	867,789
	985,000	4.38%, 06/01/2046	964,644
	160,000	Kroger Co. 3.88%, 10/15/2046	140,974
	1,730,000	Sysco Corp. 2.50%, 07/15/2021	1,734,720

			8,434,807

		Gas - 0.1%
		AmeriGas Partners L.P. / AmeriGas Finance Corp.
	375,000	5.63%, 05/20/2024	386,250
	375,000	5.88%, 08/20/2026	384,375
	505,000	Southern Co. Gas Capital Corp. 2.45%, 10/01/2023	489,913

			1,260,538

		Healthcare-Products - 0.4%
	4,645,000	Becton Dickinson and Co. 3.36%, 06/06/2024	4,655,618
		Medtronic, Inc.
	2,138,000	4.38%, 03/15/2035	2,335,265
	645,000	4.63%, 03/15/2045	725,905
		Thermo Fisher Scientific, Inc.
	410,000	2.95%, 09/19/2026	398,679
	2,430,000	3.00%, 04/15/2023	2,449,727

			10,565,194

		Healthcare-Services - 0.7%
	855,000	Aetna, Inc. 2.80%, 06/15/2023	853,517
		Anthem, Inc.
	4,120,000	3.50%, 08/15/2024	4,235,018
	720,000	4.63%, 05/15/2042	777,300
		Community Health Systems, Inc.
	645,000	5.13%, 08/01/2021	653,062
	275,000	6.25%, 03/31/2023	283,896
	820,000	HCA, Inc. 7.50%, 02/15/2022	944,025
	900,000	LifePoint Health, Inc. 5.88%, 12/01/2023	949,500
	890,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	953,412
		UnitedHealth Group, Inc.
	2,375,000	1.70%, 02/15/2019	2,373,397
	2,250,000	3.35%, 07/15/2022	2,349,034
	2,255,000	3.75%, 07/15/2025	2,375,083
	370,000	4.25%, 04/15/2047	394,438
	670,000	4.75%, 07/15/2045	769,604

			17,911,286

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.6% - (continued)
		Home Builders - 0.0%
$	510,000	Meritage Homes Corp. 6.00%, 06/01/2025	$545,700
	30,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	31,125

			576,825

		Insurance - 0.3%
	1,335,000	American International Group, Inc. 4.70%, 07/10/2035	1,418,993
		CNO Financial Group, Inc.
	55,000	4.50%, 05/30/2020	57,062
	835,000	5.25%, 05/30/2025	884,265
		Genworth Holdings, Inc.
	20,000	4.80%, 02/15/2024	16,500
	380,000	4.90%, 08/15/2023	315,400
	90,000	7.20%, 02/15/2021	86,202
	50,000	7.63%, 09/24/2021	48,250
	15,000	7.70%, 06/15/2020	14,711
	1,590,000	Marsh & McLennan Cos., Inc. 3.50%, 03/10/2025	1,631,901
	338,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)	553,824
	440,000	MGIC Investment Corp. 5.75%, 08/15/2023	474,100
	1,035,000	Willis North America, Inc. 3.60%, 05/15/2024	1,045,429

			6,546,637

		Iron/Steel - 0.2%
		ArcelorMittal
	175,000	5.13%, 06/01/2020	185,063
	1,085,000	6.13%, 06/01/2025	1,215,200
	670,000	Steel Dynamics, Inc. 5.50%, 10/01/2024	711,875
		Vale Overseas Ltd.
	1,110,000	6.25%, 08/10/2026	1,197,412
	405,000	6.88%, 11/10/2039	434,362

			3,743,912

		IT Services - 0.4%
		Apple, Inc.
	865,000	3.35%, 02/09/2027	884,318
	2,825,000	3.45%, 02/09/2045	2,654,537
	250,000	3.85%, 08/04/2046	249,829
		Dell International LLC / EMC Corp.
	1,335,000	3.48%, 06/01/2019(1)	1,366,207
	730,000	4.42%, 06/15/2021(1)	769,579
	590,000	8.35%, 07/15/2046(1)	761,443
	2,935,000	Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	3,026,276
	530,000	NCR Corp. 5.00%, 07/15/2022	540,600

			10,252,789

		Machinery - Construction & Mining - 0.0%
	525,000	Oshkosh Corp. 5.38%, 03/01/2025	551,250

		Machinery-Diversified - 0.0%
	685,000	CNH Industrial N.V. 4.50%, 08/15/2023	727,813

The accompanying notes are an integral part of these financial statements.

134

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.6% - (continued)
		Media - 2.1%
		21st Century Fox America, Inc.
$	785,000	3.38%, 11/15/2026	$783,115
	270,000	4.75%, 11/15/2046	288,150
	2,775,000	6.15%, 03/01/2037	3,466,955
	1,175,000	6.20%, 12/15/2034	1,446,682
	705,000	Altice U.S. Finance Corp. 5.50%, 05/15/2026(1)	740,250
		CCO Holdings LLC / CCO Holdings Capital Corp.
	80,000	5.13%, 02/15/2023	82,550
	290,000	5.25%, 09/30/2022	298,526
	385,000	5.75%, 09/01/2023	401,363
	145,000	5.75%, 02/15/2026(1)	155,150
		Charter Communications Operating LLC / Charter Communications Operating Capital
	1,405,000	3.58%, 07/23/2020	1,451,892
	4,125,000	4.46%, 07/23/2022	4,395,047
	3,395,000	6.48%, 10/23/2045	4,074,723
	475,000	Columbus Cable Barbados Ltd. 7.38%, 03/30/2021(1)	504,094
		Comcast Corp.
	321,000	1.63%, 01/15/2022	312,111
	2,405,000	3.40%, 07/15/2046	2,189,995
	490,000	4.75%, 03/01/2044	545,261
		Cox Communications, Inc.
	415,000	3.25%, 12/15/2022(1)	414,131
	690,000	3.85%, 02/01/2025(1)	695,202
	600,000	4.80%, 02/01/2035(1)	586,741
	690,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	729,675
	1,147,000	Discovery Communications LLC 3.45%, 03/15/2025	1,116,482
	1,055,000	3.80%, 03/13/2024	1,066,765
	438,000	4.90%, 03/11/2026	464,271
	860,000	DISH DBS Corp. 5.88%, 11/15/2024	917,594
	1,905,000	Grupo Televisa S.A.B. 6.13%, 01/31/2046	2,116,857
	1,415,000	Liberty Interactive LLC 8.25%, 02/01/2030	1,521,125
	1,715,000	NBCUniversal Media LLC 5.95%, 04/01/2041	2,195,924
	340,000	SFR Group S.A. 7.38%, 05/01/2026(1)	368,900
	3,285,000	Sky plc 3.13%, 11/26/2022(1)	3,341,913
	300,000	TEGNA, Inc. 5.13%, 10/15/2019	306,750
	320,000	5.13%, 07/15/2020	328,000
	520,000	5.50%, 09/15/2024(1)	535,600
	1,350,000	Time Warner Cable LLC 8.75%, 02/14/2019	1,484,876
	5,520,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	7,578,474
	1,435,000	Time Warner, Inc. 6.10%, 07/15/2040	1,719,942
	10,000	Viacom, Inc. 3.45%, 10/04/2026	9,634
	875,000	4.38%, 03/15/2043	777,787
	65,000	5.88%, 02/28/2057(2)	67,600
	100,000	6.25%, 02/28/2057(2)	104,000

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.6% - (continued)
		Media - 2.1% - (continued)
$	550,000	Videotron Ltd. 5.38%, 06/15/2024(1)	$580,937

			50,165,044

		Mining - 0.1%
	560,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	589,400
	720,000	Rio Tinto Finance USA Ltd. 3.75%, 06/15/2025	757,830
	595,000	Teck Resources Ltd. 8.50%, 06/01/2024(1)	687,225

			2,034,455

		Oil & Gas - 2.5%
		Anadarko Petroleum Corp.
	1,935,000	3.45%, 07/15/2024	1,890,156
	1,250,000	4.50%, 07/15/2044	1,145,500
	2,160,000	6.60%, 03/15/2046	2,667,667
	410,000	6.95%, 06/15/2019	444,425
	170,000	Apache Corp. 4.25%, 01/15/2044	159,234
		BP Capital Markets plc
	1,615,000	2.11%, 09/16/2021	1,600,694
	2,665,000	2.75%, 05/10/2023	2,653,788
		Canadian Natural Resources Ltd.
	1,135,000	3.85%, 06/01/2027	1,125,804
	2,615,000	6.25%, 03/15/2038	3,047,856
		Cenovus Energy, Inc.
	295,000	4.25%, 04/15/2027(1)	281,025
	430,000	6.75%, 11/15/2039	451,715
	340,000	Concho Resources, Inc. 5.50%, 04/01/2023	349,350
	2,475,000	ConocoPhillips Co. 4.95%, 03/15/2026	2,756,455
		Continental Resources, Inc.
	35,000	3.80%, 06/01/2024	32,047
	395,000	4.50%, 04/15/2023	377,225
	80,000	4.90%, 06/01/2044	66,800
	260,000	5.00%, 09/15/2022	255,125
	690,000	Devon Energy Corp. 5.00%, 06/15/2045	697,066
	540,000	Devon Financing Co. LLC 7.88%, 09/30/2031	700,742
	1,335,000	EnCana Corp. 3.90%, 11/15/2021	1,360,748
	1,145,000	EOG Resources, Inc. 4.15%, 01/15/2026	1,203,029
		Hess Corp.
	1,505,000	4.30%, 04/01/2027	1,470,060
	1,125,000	5.60%, 02/15/2041	1,105,953
	720,000	5.80%, 04/01/2047	725,988
	1,370,000	6.00%, 01/15/2040	1,393,467
	2,425,000	Kerr-McGee Corp. 6.95%, 07/01/2024	2,843,979
		Marathon Oil Corp.
	1,005,000	2.70%, 06/01/2020	996,130
	2,005,000	2.80%, 11/01/2022	1,922,292
	195,000	3.85%, 06/01/2025	190,342
	480,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	436,800
	2,370,000	Petrobras Global Finance B.V. 6.13%, 01/17/2022	2,444,655

The accompanying notes are an integral part of these financial statements.

135

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.6% - (continued)
		Oil & Gas - 2.5% - (continued)
		Petroleos Mexicanos
$	1,490,000	5.50%, 02/04/2019	$1,555,560
	955,000	6.38%, 02/04/2021	1,033,597
	390,000	6.50%, 03/13/2027(1)	418,958
	2,730,000	6.63%, 06/15/2035	2,822,137
		Pioneer Natural Resources Co.
	2,260,000	4.45%, 01/15/2026	2,376,286
	2,090,000	7.50%, 01/15/2020	2,352,193
		QEP Resources, Inc.
	385,000	5.25%, 05/01/2023	363,825
	45,000	5.38%, 10/01/2022	43,313
	55,000	6.80%, 03/01/2020	57,200
	2,295,000	Shell International Finance B.V. 4.38%, 05/11/2045	2,401,796
	255,000	SM Energy Co. 6.13%, 11/15/2022	242,250
	2,125,000	Statoil ASA 3.95%, 05/15/2043	2,079,652
		Valero Energy Corp.
	3,150,000	3.40%, 09/15/2026	3,081,456
	435,000	4.90%, 03/15/2045	453,179
		WPX Energy, Inc.
	190,000	5.25%, 09/15/2024	180,500
	265,000	6.00%, 01/15/2022	262,350
ARS	93,580,252	YPF S.A. 16.50%, 05/09/2022(1)	5,648,887

			62,169,256

		Packaging & Containers - 0.1%
$	645,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	711,113
	675,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	701,156

			1,412,269

		Pharmaceuticals - 1.5%
		Allergan Funding SCS
	6,815,000	2.35%, 03/12/2018	6,843,453
	5,755,000	3.00%, 03/12/2020	5,877,115
	316,000	Baxalta, Inc. 3.60%, 06/23/2022	327,228
		Cardinal Health, Inc.
	6,145,000	2.62%, 06/15/2022	6,150,684
	495,000	4.37%, 06/15/2047	511,480
	2,690,000	EMD Finance LLC 2.95%, 03/19/2022(1)	2,737,758
		Mylan N.V.
	1,485,000	3.00%, 12/15/2018	1,505,045
	1,040,000	3.15%, 06/15/2021	1,058,037
	1,705,000	3.75%, 12/15/2020	1,772,192
	465,000	Quintiles IMS, Inc. 4.88%, 05/15/2023(1)	476,044
	2,440,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	2,411,547
		Teva Pharmaceutical Finance Netherlands B.V.
	3,890,000	1.70%, 07/19/2019	3,855,196
	3,200,000	2.20%, 07/21/2021	3,141,309
		Valeant Pharmaceuticals International, Inc.
	315,000	6.50%, 03/15/2022(1)	330,356

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.6% - (continued)
		Pharmaceuticals - 1.5% - (continued)
$	140,000	7.00%, 03/15/2024(1)	$147,175

			37,144,619

		Pipelines - 1.3%
		DCP Midstream Operating L.P.
	326,000	4.95%, 04/01/2022	330,890
	215,000	5.60%, 04/01/2044	202,637
	1,190,000	Enbridge, Inc. 3.70%, 07/15/2027(4)	1,189,119
	1,612,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020	1,801,410
		Energy Transfer L.P.
	50,000	3.60%, 02/01/2023	50,231
	455,000	4.05%, 03/15/2025	456,827
	690,000	5.95%, 10/01/2043	730,971
	1,110,000	Enterprise Products Operating LLC 3.95%, 02/15/2027	1,147,313
		Kinder Morgan Energy Partners L.P.
	750,000	5.30%, 09/15/2020	807,377
	260,000	6.50%, 04/01/2020	286,036
	515,000	6.85%, 02/15/2020	567,804
	2,830,000	Kinder Morgan, Inc. 5.55%, 06/01/2045	2,999,022
	795,000	Magellan Midstream Partners L.P. 5.00%, 03/01/2026	876,732
		MPLX L.P.
	1,330,000	4.13%, 03/01/2027	1,334,529
	325,000	5.20%, 03/01/2047	334,710
	595,000	Phillips 66 Partners L.P. 3.55%, 10/01/2026	577,927
	4,100,000	Plains All American Pipeline L.P. / PAA Finance Corp. 4.50%, 12/15/2026	4,146,531
		Regency Energy Partners L.P. / Regency Energy Finance Corp.
	1,435,000	4.50%, 11/01/2023	1,488,986
	315,000	5.88%, 03/01/2022	346,999
	845,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028(1)	853,714
		Sunoco Logistics Partners Operations L.P.
	125,000	3.90%, 07/15/2026	122,649
	1,550,000	4.25%, 04/01/2024	1,567,733
	565,000	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 6.25%, 10/15/2022	600,312
	2,080,000	Texas Eastern Transmission L.P. 2.80%, 10/15/2022(1)	2,040,586
		Williams Cos., Inc.
	385,000	3.70%, 01/15/2023	379,225
	70,000	4.55%, 06/24/2024	71,925
	135,000	7.88%, 09/01/2021	156,600
		Williams Partners L.P.
	3,905,000	3.60%, 03/15/2022	3,989,571
	1,125,000	4.00%, 11/15/2021	1,170,549
	1,140,000	4.30%, 03/04/2024	1,185,798

			31,814,713

		Real Estate - 0.1%
	2,635,000	ProLogis L.P. 3.35%, 02/01/2021	2,721,320

The accompanying notes are an integral part of these financial statements.

136

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.6% - (continued)
		Real Estate Investment Trusts - 0.5%
		American Tower Corp.
$	3,065,000	3.40%, 02/15/2019	$3,129,040
	700,000	4.50%, 01/15/2018	709,588
	2,065,000	Brandywine Operating Partnership L.P. 3.95%, 02/15/2023	2,077,378
		Crown Castle International Corp.
	340,000	3.40%, 02/15/2021	349,128
	1,305,000	3.70%, 06/15/2026	1,316,175
	170,000	Equinix, Inc. 5.88%, 01/15/2026	185,353
	3,490,000	Kimco Realty Corp. 3.13%, 06/01/2023	3,458,276
	1,275,000	Ventas Realty L.P. / Ventas Capital Corp. 3.25%, 08/15/2022	1,291,014

			12,515,952

		Retail - 0.6%
		CVS Health Corp.
	3,335,000	2.80%, 07/20/2020	3,395,357
	883,000	3.88%, 07/20/2025	918,096
	3,360,000	5.13%, 07/20/2045	3,851,887
	1,965,000	Home Depot, Inc. 3.50%, 09/15/2056	1,780,384
		Lowe’s Cos., Inc.
	3,155,000	2.50%, 04/15/2026	3,032,659
	2,540,000	3.70%, 04/15/2046	2,448,235
	415,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	412,925

			15,839,543

		Semiconductors - 0.7%
		Applied Materials, Inc.
	495,000	3.30%, 04/01/2027	503,045
	355,000	4.35%, 04/01/2047	376,800
		Broadcom Corp. / Broadcom Cayman Finance Ltd.
	6,585,000	3.00%, 01/15/2022(1)	6,643,857
	2,305,000	3.63%, 01/15/2024(1)	2,358,010
	1,225,000	Intel Corp. 4.10%, 05/19/2046	1,269,629
	1,895,000	Lam Research Corp. 2.80%, 06/15/2021	1,922,280
	2,520,000	QUALCOMM, Inc. 2.10%, 05/20/2020	2,531,519
	525,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	549,045
	310,000	Sensata Technologies UK Financing Co. plc 6.25%, 02/15/2026(1)	337,900

			16,492,085

		Software - 0.5%
		First Data Corp.
	100,000	5.00%, 01/15/2024(1)	102,843
	1,055,000	5.38%, 08/15/2023(1)	1,102,475
		Microsoft Corp.
	3,450,000	1.55%, 08/08/2021	3,375,576
	1,340,000	2.40%, 08/08/2026	1,289,585
	900,000	3.30%, 02/06/2027	927,064
	1,900,000	3.70%, 08/08/2046	1,880,122
	1,795,000	3.95%, 08/08/2056	1,795,257
	465,000	MSCI, Inc. 5.75%, 08/15/2025(1)	503,651
		Open Text Corp.
	350,000	5.63%, 01/15/2023(1)	364,875

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.6% - (continued)
		Software - 0.5% - (continued)
$	50,000	5.88%, 06/01/2026(1)	$53,781

			11,395,229

		Telecommunications - 1.6%
	345,000	Altice Financing S.A. 6.63%, 02/15/2023(1)	366,024
		AT&T, Inc.
	2,685,000	3.60%, 02/17/2023	2,747,990
	1,985,000	3.80%, 03/15/2022	2,054,540
	175,000	4.13%, 02/17/2026	179,422
	1,245,000	4.50%, 05/15/2035	1,224,821
	3,640,000	4.75%, 05/15/2046	3,569,399
	205,000	5.80%, 02/15/2019	217,465
	7,400,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	7,547,556
		Nokia Oyj
	2,055,000	4.38%, 06/12/2027	2,092,257
	575,000	6.63%, 05/15/2039	661,969
	640,000	Sprint Communications, Inc. 7.00%, 03/01/2020(1)	702,605
	850,000	Sprint Corp. 7.13%, 06/15/2024	945,625
	5,970,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 03/20/2023(1)	6,022,237
		Telecom Italia Capital S.A.
	265,000	6.00%, 09/30/2034	280,200
	90,000	6.38%, 11/15/2033	97,200
	160,000	7.72%, 06/04/2038	193,600
	1,815,000	Telefonica Emisiones SAU 4.10%, 03/08/2027	1,875,160
		Verizon Communications, Inc.
	1,070,000	4.13%, 03/16/2027	1,105,074
	3,353,000	4.27%, 01/15/2036	3,236,168
	3,185,000	4.40%, 11/01/2034	3,155,876
	1,870,000	4.81%, 03/15/2039(1)	1,890,230

			40,165,418

		Transportation - 0.8%
		Burlington Northern Santa Fe LLC
	345,000	3.25%, 06/15/2027	352,445
	2,150,000	4.13%, 06/15/2047	2,260,863
	820,000	Canadian Pacific Railway Co. 9.45%, 08/01/2021	1,021,686
	4,375,000	CSX Corp. 3.25%, 06/01/2027	4,402,882
		FedEx Corp.
	795,000	4.40%, 01/15/2047	817,699
	1,705,000	4.55%, 04/01/2046	1,790,978
	615,000	4.75%, 11/15/2045	664,118
	1,835,000	Norfolk Southern Corp. 2.90%, 06/15/2026	1,805,847
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	1,630,000	2.88%, 07/17/2018(1)	1,646,350
	630,000	3.30%, 04/01/2021(1)	647,210
	265,000	3.38%, 02/01/2022(1)	271,462
	1,490,000	4.88%, 07/11/2022(1)	1,627,710
	1,335,000	Ryder System, Inc. 2.55%, 06/01/2019	1,348,877

			18,658,127

		Total Corporate Bonds (cost $729,374,360)	$747,365,224

The accompanying notes are an integral part of these financial statements.

137

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.6%
		Argentina - 0.8%
		Argentina Treasury Bill
$	1,705,251	2.40%, 07/14/2017	$1,704,286
	613,411	2.81%, 11/24/2017	606,437
	604,544	2.82%, 11/10/2017	598,361
	1,401,360	2.83%, 01/26/2018	1,377,614
	6,706,744	3.09%, 06/15/2018	6,501,980
	3,625,418	3.16%, 12/15/2017	3,577,603
	2,019,886	3.16%, 05/24/2018	1,967,591
	3,644,774	3.33%, 04/27/2018	3,551,020

			19,884,892

		Brazil - 0.3%
	3,528,000	Banco Nacional de Desenvolvimento Economico e Social 4.75%, 05/09/2024(1)	3,448,620
BRL	10,775,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2023	3,216,992

			6,665,612

		Chile - 0.1%
$	2,725,000	Chile Government International Bond 3.86%, 06/21/2047	2,731,812

		Ivory Coast - 0.1%
EUR	2,370,000	Ivory Coast Government International Bond 5.13%, 06/15/2025(1)	2,735,404

		Kuwait - 0.2%
		Kuwait International Government Bond
$	3,080,000	2.75%, 03/20/2022(1)	3,090,780
	2,540,000	3.50%, 03/20/2027(1)	2,594,864

			5,685,644

		Mexico - 0.4%
MXN	95,973,400	Mexican Bonos 5.00%, 12/11/2019	5,095,983
		Mexico Government International Bond
$	1,050,000	4.15%, 03/28/2027	1,087,275
	3,004,000	5.75%, 10/12/2110	3,116,650

			9,299,908

		Oman - 0.3%
		Oman Government International Bond
	5,210,000	5.38%, 03/08/2027(1)	5,327,225
	2,195,000	6.50%, 03/08/2047(1)	2,240,024

			7,567,249

		Russia - 0.3%
	6,600,000	Russian Foreign Bond - Eurobond 5.25%, 06/23/2047(1)	6,646,015

		Uruguay - 0.1%
UYU	59,000,000	Uruguay Government International Bond 9.88%, 06/20/2022(1)	2,116,906

		Venezuela - 0.0%
$	767,000	Venezuela Government International Bond 7.75%, 10/13/2019(6)	389,253

		Total Foreign Government Obligations (cost $62,941,494)	$63,722,695

MUNICIPAL BONDS - 1.5%
		Development - 0.1%
$	860,000	California State, GO Taxable 7.60%, 11/01/2040	$1,338,684

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 1.5% - (continued)
		General - 0.4%
$	4,560,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	$5,800,411
	4,575,000	Puerto Rico Commonwealth Government Employees Retirement System 6.15%, 07/01/2038	1,818,563
	1,265,000	6.20%, 07/01/2039	502,838
	7,965,000	6.30%, 07/01/2043	3,166,087

			11,287,899

		General Obligation - 0.9%
	6,360,000	California State, GO Taxable 7.55%, 04/01/2039	9,709,939
	5,025,000	City of Chicago, IL, GO 7.05%, 01/01/2029	5,202,483
	970,000	Illinois State, GO 5.10%, 06/01/2033	908,036
	405,000	5.16%, 02/01/2018	409,192
	4,220,000	5.67%, 03/01/2018	4,288,997
	975,000	5.88%, 03/01/2019	1,008,911

			21,527,558

		Utility - Electric - 0.1%
	1,485,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	1,820,729

		Total Municipal Bonds (cost $36,182,004)	$35,974,870

SENIOR FLOATING RATE INTERESTS - 4.0%(8)
		Advertising - 0.0%
$	607,729	Acosta Holdco, Inc. 4.48%, 09/26/2021	$542,094

		Aerospace/Defense - 0.1%
	832,437	TransDigm, Inc. 4.23%, 06/09/2023	830,731
	505,519	4.25%, 05/14/2022	504,508

			1,335,239

		Agriculture - 0.0%
	718,117	Pinnacle Operating Corp. 8.48%, 11/15/2021	661,565

		Airlines - 0.0%
	926,350	Delta Air Lines, Inc. 3.62%, 10/18/2018	929,249

		Auto Manufacturers - 0.0%
	693,716	Jaguar Holding Co. 4.01%, 08/18/2022	693,841

		Auto Parts & Equipment - 0.0%
	535,000	USI, Inc. 4.18%, 05/16/2024	530,988

		Biotechnology - 0.0%
	776,529	Sterigenics-Nordion Holdings LLC 4.15%, 05/15/2022	773,617

		Chemicals - 0.0%
	125,000	Alpha 3 B.V. 4.30%, 01/31/2024	125,156
	731,364	Chemours Co. 3.57%, 05/12/2022	733,375

			858,531

The accompanying notes are an integral part of these financial statements.

138

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.0%(8) - (continued)
		Coal - 0.1%
$	510,064	Ascent Resources - Marcellus LLC 5.34%, 08/04/2020	$325,589
	1,032,413	Foresight Energy LLC 7.05%, 03/28/2022	981,442

			1,307,031

		Commercial Services - 0.3%
	593,513	Aramark Services, Inc. 3.23%, 03/28/2024	596,480
	125,000	Ascend Learning LLC 0.00%, 07/05/2022(9)	124,844
	560,770	Camelot UK Holdco Ltd. 4.73%, 10/03/2023	563,775
	170,000	Capital Automotive L.P. 7.22%, 03/24/2025	172,337
	283,575	DigitalGlobe, Inc. 3.98%, 01/15/2024	283,575
	182,778	KAR Auction Services, Inc. 3.81%, 03/09/2023	183,920
	532,800	ON Assignment, Inc. 3.48%, 06/03/2022	536,130
	1,756,337	PSAV Holdings LLC 4.62%, 04/27/2024	1,755,248
	626,850	Quikrete Holdings, Inc. 3.98%, 11/15/2023	625,020
	673,200	Russell Investment Group 6.80%, 06/01/2023	682,456
	1,030,000	Tempo Acquisition LLC 4.06%, 05/01/2024	1,031,772
	527,350	Xerox Business Services LLC 5.23%, 12/07/2023	533,283

			7,088,840

		Distribution/Wholesale - 0.1%
	996,951	American Builders & Contractors Supply Co., Inc. 3.73%, 10/31/2023	998,945
	623,716	Nexeo Solutions LLC 4.97%, 06/09/2023	627,876
	557,212	Univar, Inc. 3.98%, 07/01/2022	557,474

			2,184,295

		Diversified Financial Services - 0.1%
	468,825	AlixPartners,_RP Crown Parent LLC 4.30%, 04/04/2024	470,583
	385,000	Fortress Investment Group LLC 0.00%, 06/02/2022(9)	387,087
	283,575	RP Crown Parent LLC 4.73%, 10/12/2023	285,095
	715,000	Telenet Financing USD LLC 3.91%, 06/30/2025	715,093

			1,857,858

		Electric - 0.1%
	750,000	Brand Energy & Infrastructure Services, Inc. 0.00%, 06/21/2024(9)	748,358
	1,346,039	Calpine Construction Finance Co., L.P. 3.73%, 01/31/2022	1,338,475
	625,000	Chief Exploration & Development LLC 7.93%, 05/16/2021	600,781

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.0%(8) - (continued)
		Electric - 0.1% - (continued)
$	240,000	Helix Gen Funding LLC 4.96%, 06/02/2024	$241,286
	705,389	Seadrill Partners Finco LLC 4.30%, 02/21/2021	448,627

			3,377,527

		Energy-Alternate Sources - 0.0%
		TEX Operations Co. LLC
	111,000	3.80%, 08/04/2023	109,960
	482,575	3.98%, 08/04/2023	478,053

			588,013

		Entertainment - 0.1%
	827,925	Eldorado Resorts LLC 3.38%, 04/17/2024	820,681
	449,061	Scientific Games International, Inc. 5.11%, 10/01/2021	453,241

			1,273,922

		Food - 0.1%
	502,186	Hostess Brands LLC 3.73%, 08/03/2022	503,567
		Post Holdings, Inc.
	359,091	0.00%, 05/17/2024(9)(10)	359,346
	430,909	3.47%, 05/24/2024	431,215

			1,294,128

		Healthcare-Products - 0.1%
	413,955	Air Medical Group Holdings, Inc. 0.00%, 04/28/2022(9)	411,678
	370,277	Alere, Inc. 4.48%, 06/18/2022	370,940
	580,293	American Renal Holdings, Inc. 0.00%, 06/14/2024(9)	578,662
	405,000	INC Research LLC 0.00%, 06/27/2024(9)	405,506
	355,000	Kinetic Concepts, Inc. 4.55%, 02/02/2024	353,076
	297,750	Revlon Consumer Products Corp. 4.73%, 09/07/2023	277,354

			2,397,216

		Healthcare-Services - 0.2%
	384,150	Acadia Healthcare Co., Inc. 3.80%, 02/16/2023	386,455
	364,688	CDRH Parent, Inc. 5.32%, 07/01/2021	286,021
		Community Health Systems, Inc.
	241,063	3.95%, 12/31/2019	240,622
	516,573	4.16%, 01/27/2021	515,441
	536,007	Envision Healthcare Corp. 4.30%, 12/01/2023	538,150
	258,050	Genoa, a QoL Healthcare Co. LLC 4.98%, 10/28/2023	258,760
	651,725	inVentiv Health, Inc. 4.95%, 11/09/2023	652,540
	529,918	MPH Acquisition Holdings LLC 4.30%, 06/07/2023	529,505
	297,443	Opal Acquisition, Inc. 5.24%, 11/27/2020	275,322
	411,522	Ortho-Clinical Diagnostics, Inc. 5.05%, 06/30/2021	408,867

The accompanying notes are an integral part of these financial statements.

139

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.0%(8) - (continued)
		Healthcare-Services - 0.2% - (continued)
		Surgery Center Holdings, Inc.
$	145,000	0.00%, 06/06/2024(9)	$145,454
	507,006	4.83%, 11/03/2020	508,592
	1,025,843	U.S. Renal Care, Inc. 5.55%, 12/31/2022	990,256

			5,735,985

		Household Products/Wares - 0.0%
	410,000	Galleria Co. 4.13%, 09/29/2023	412,050

		Insurance - 0.4%
		Asurion LLC
	449,690	4.23%, 11/03/2023	451,939
	1,737,334	4.48%, 08/04/2022	1,744,387
	1,870,000	8.73%, 03/03/2021	1,877,012
	1,042,189	Evertec Group LLC 3.66%, 04/17/2020	1,036,978
	124,357	HUB International Ltd. 4.42%, 10/02/2020	124,604
		Sedgwick Claims Management Services, Inc.
	2,877,843	3.98%, 03/01/2021	2,876,289
	1,250,000	6.98%, 02/28/2022	1,256,250

			9,367,459

		Internet - 0.0%
	720,299	Lands’ End, Inc. 4.48%, 04/04/2021	594,247

		Leisure Time - 0.1%
		Delta 2 (LUX) S.a.r.l.
	2,675,000	4.50%, 02/01/2024	2,675,562
	342,000	8.00%, 07/29/2022	343,833

			3,019,395

		Lodging - 0.2%
	273,225	Boyd Gaming Corp. 3.69%, 09/15/2023	273,739
		Caesars Entertainment Operating Co.
	665,000	0.00%, 03/31/2024(9)	662,673
	3,266,547	1.50%, 03/01/2022(11)	3,878,012
	771,205	Caesars Growth Properties Holdings LLC 4.23%, 05/08/2021	774,482

			5,588,906

		Machinery-Construction & Mining - 0.1%
	1,522,326	American Rock Salt Holdings LLC 4.98%, 05/20/2021	1,522,326
	588,851	Neff Rental LLC 7.66%, 06/09/2021	588,851

			2,111,177

		Machinery-Diversified - 0.1%
	1,326,244	Gates Global LLC 4.55%, 04/01/2024	1,325,037

		Media - 0.2%
	551,523	Advantage Sales & Marketing, Inc. 4.55%, 07/23/2021	527,741
	1,555,636	Charter Communications Operating LLC 3.23%, 07/01/2020	1,559,728
	415,000	Numericable Group S.A. 3.94%, 07/31/2025	411,240
	706,450	Numericable U.S. LLC 4.42%, 01/14/2025	704,981

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.0%(8) - (continued)
		Media - 0.2% - (continued)
$	997,636	Tribune Media Co. 4.23%, 01/27/2024	$999,881
	555,000	UPC Financing Partnership 3.91%, 04/15/2025	555,577
	552,632	Virgin Media Bristol LLC 3.91%, 01/31/2025	552,493

			5,311,641

		Metal Fabricate/Hardware - 0.0%
	846,504	Rexnord LLC 3.97%, 08/21/2023	846,267

		Oil & Gas - 0.2%
	260,000	BCP Raptor LLC 0.00%, 06/06/2024(9)	256,750
	455,000	California Resources Corp. 11.53%, 12/31/2021	480,025
	470,000	Chesapeake Energy Corp. 8.69%, 08/23/2021	496,555
	526,500	Drillships Ocean Ventures, Inc. 7.75%, 07/25/2021	432,609
	1,514,040	Fieldwood Energy LLC 4.17%, 09/28/2018	1,451,586
	374,063	Peabody Energy Corp. 5.73%, 03/31/2022	373,221

			3,490,746

		Packaging & Containers - 0.2%
	2,266,295	Berry Plastics Group, Inc. 3.37%, 02/08/2020	2,265,660
	410,000	Flex Acquisition Co., Inc. 4.40%, 12/29/2023	410,939
	203,975	Proampac PG Borrower LLC 5.19%, 11/18/2023	205,888
	1,910,281	Reynolds Group Holdings, Inc. 4.23%, 02/05/2023	1,911,675
	539,063	Signode Industrial Group U.S., Inc. 4.01%, 05/04/2021	538,389

			5,332,551

		Pharmaceuticals - 0.1%
	629,754	Albertsons LLC 3.98%, 08/25/2021	621,252
	820,000	Endo Luxembourg Finance Co. I S.a r.l. 5.50%, 04/29/2024	827,175
	793,802	Valeant Pharmaceuticals International, Inc. 5.83%, 04/01/2022	804,225

			2,252,652

		Pipelines - 0.0%
	794,725	Philadelphia Energy Solutions LLC 6.25%, 04/04/2018	719,226

		Real Estate - 0.1%
	1,481,165	DTZ U.S. Borrower LLC 4.45%, 11/04/2021	1,478,202
	35,319	9.42%, 11/04/2022	35,202

			1,513,404

		REITS - 0.0%
	606,196	MGM Growth Properties Operating Partnership L.P. 3.48%, 04/25/2023	606,729

The accompanying notes are an integral part of these financial statements.

140

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.0%(8) - (continued)
		Retail - 0.3%
$	307,681	Albertsons LLC 4.29%, 12/21/2022	$304,047
	337,125	B&G Foods, Inc. 3.48%, 11/02/2022	338,443
	503,413	Bass Pro Group LLC 4.37%, 06/05/2020	501,842
	1,170,000	6.30%, 12/16/2023	1,135,485
	505,676	Harbor Freight Tools USA, Inc. 4.48%, 08/18/2023	505,110
	622,090	Michaels Stores, Inc. 3.94%, 01/30/2023	620,150
	959,227	Neiman Marcus Group Ltd. LLC 4.34%, 10/25/2020	717,425
	519,495	Party City Holdings, Inc. 4.19%, 08/19/2022	519,775
	250,000	Rite Aid Corp. 5.98%, 08/21/2020	251,875
	1,110,055	U.S. Foods, Inc. 3.98%, 06/27/2023	1,114,128

			6,008,280

		Semiconductors - 0.0%
	378,231	ON Semiconductor Corp. 3.48%, 03/31/2023	378,401

		Software - 0.5%
	550,000	Almonde, Inc. 4.74%, 06/13/2024	549,797
	748,125	Change Healthcare Holdings, Inc. 3.98%, 03/01/2024	747,811
	349,518	Epicor Software Corp. 4.98%, 06/01/2022	349,301
	4,147,159	First Data Corp. 3.72%, 04/26/2024	4,145,666
	639,313	Go Daddy Operating Co. LLC 3.73%, 02/15/2024	640,432
	825,028	Hyland Software, Inc. 4.48%, 07/01/2022	829,566
	1,193,838	Infor U.S., Inc. 4.05%, 02/01/2022	1,185,529
	60,793	MA FinanceCo LLC 3.96%, 04/29/2024	60,869
	410,553	Seattle Spinco, Inc. 4.03%, 04/19/2024	411,066
	962,597	SS&C Technologies, Inc. 3.48%, 07/08/2022	965,908
	1,668,150	WEX, Inc. 4.73%, 07/01/2023	1,675,457

			11,561,402

		Telecommunications - 0.2%
	1,020,000	Level 3 Financing, Inc. 3.47%, 02/22/2024	1,021,918
	664,325	LTS Buyer LLC 4.55%, 04/13/2020	666,318
	1,017,450	Sprint Communications, Inc. 3.75%, 02/02/2024	1,017,236
	440,000	Unitymedia Hessen GmbH & Co. KG 0.00%, 09/30/2025(9)	437,879
	671,380	Univision Communications, Inc. 3.98%, 03/15/2024	657,670

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.0%(8) - (continued)
		Telecommunications - 0.2% - (continued)
$	361,056	Zayo Group LLC 3.72%, 01/19/2024	$361,208

			4,162,229

		Trucking & Leasing - 0.0%
	710,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 3.96%, 03/20/2022	714,154

		Total Senior Floating Rate Interests (cost $99,647,107)	$98,745,892

U.S. GOVERNMENT AGENCIES - 53.7%
		FHLMC - 15.5%
$	195,011	0.00%, 11/15/2036(12)	$184,279
	59,301,648	0.43%, 10/25/2020(2)(5)	324,593
	21,194,115	0.75%, 03/25/2027(2)(5)	1,059,790
	30,282,250	2.12%, 08/25/2018(2)(5)	462,958
	1,225,753	2.50%, 05/15/2028(5)	100,526
	16,985,000	2.50%, 07/01/2032(4)(13)	17,081,864
	4,207,132	3.00%, 03/15/2028(5)	366,747
	3,654,204	3.00%, 08/01/2029	3,760,610
	1,780,496	3.00%, 05/15/2032(5)	149,817
	7,175,000	3.00%, 07/01/2032(4)(13)	7,367,828
	1,177,015	3.00%, 03/15/2033(5)	155,021
	6,972,509	3.00%, 11/01/2036	7,078,264
	4,360,064	3.00%, 01/01/2037	4,426,190
	3,413,916	3.00%, 06/15/2041	3,491,251
	8,148,996	3.00%, 07/15/2041	8,313,963
	10,902,438	3.00%, 11/01/2046	10,906,723
	2,063,140	3.00%, 12/01/2046	2,066,302
	99,875,000	3.00%, 07/01/2047(4)(13)	99,656,523
	3,400,000	3.43%, 01/25/2027(2)	3,569,094
	2,264,133	3.50%, 06/15/2026(5)	177,448
	748,966	3.50%, 09/15/2026(5)	74,645
	1,313,788	3.50%, 03/15/2027(5)	126,780
	9,200,000	3.50%, 07/01/2032(4)(13)	9,581,661
	6,665,838	3.50%, 08/01/2034	6,940,939
	4,509,118	3.50%, 03/15/2041(5)	561,342
	1,747,084	3.50%, 06/01/2046	1,796,230
	8,300,000	3.50%, 07/01/2047(4)	8,533,479
	31,595,000	3.50%, 07/01/2047(4)(13)	32,458,081
	39,800,000	3.50%, 08/01/2047(4)(13)	40,812,592
	6,505,437	4.00%, 08/01/2025	6,828,867
	2,981,466	4.00%, 12/15/2026(5)	281,877
	5,225,462	4.00%, 07/15/2027(5)	553,599
	2,225,450	4.00%, 03/15/2028(5)	239,122
	1,161,333	4.00%, 06/15/2028(5)	130,702
	5,177,720	4.00%, 05/01/2042	5,466,962
	1,603,261	4.00%, 08/01/2042	1,698,513
	2,413,024	4.00%, 09/01/2042	2,556,389
	530,130	4.00%, 07/01/2044	560,207
	419,362	4.00%, 06/01/2045	441,802
	2,021,231	4.00%, 02/01/2046	2,127,361
	14,110,000	4.00%, 07/01/2047(4)(13)	14,839,364
	14,000,000	4.00%, 08/01/2047(4)(13)	14,695,788
	1,688,501	4.50%, 03/15/2041	1,912,676
	1,256,395	4.50%, 09/01/2044	1,345,791
	7,865,000	4.50%, 07/01/2047(4)(13)	8,425,480
	7,700,000	4.50%, 08/01/2047(4)(13)	8,238,727
	3,696,518	4.75%, 07/15/2039	3,976,215

The accompanying notes are an integral part of these financial statements.

141

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 53.7% - (continued)
		FHLMC - 15.5% - (continued)
$	1,636,331	5.00%, 09/15/2033(5)	$344,744
	7,875,000	5.00%, 07/01/2047(4)(13)	8,553,665
	575	5.50%, 10/01/2018	582
	72,149	5.50%, 03/01/2028	79,488
	111,271	5.50%, 04/01/2033	124,273
	1,341,939	5.50%, 05/01/2034	1,499,360
	1,886	5.50%, 11/01/2035	2,110
	29,221	5.50%, 05/01/2037	32,386
	72,749	5.50%, 11/01/2037	81,015
	127,550	5.50%, 02/01/2038	141,463
	53,594	5.50%, 04/01/2038	59,640
	65,169	5.50%, 06/01/2038	72,409
	7,406,444	5.50%, 08/01/2038	8,248,577
	713,733	5.50%, 09/01/2038	794,871
	14,334	5.50%, 12/01/2039	15,957
	189,179	5.50%, 02/01/2040	210,571
	616,553	5.50%, 05/01/2040	686,572
	616,561	5.50%, 08/01/2040	686,160
	2,547,063	5.50%, 06/01/2041	2,838,912
	1,642	6.00%, 07/01/2029	1,845
	328,657	6.00%, 10/01/2032	374,079
	391,479	6.00%, 11/01/2032	444,962
	405,436	6.00%, 12/01/2032	461,766
	25,953	6.00%, 11/01/2033	29,446
	46,848	6.00%, 01/01/2034	53,154
	29,426	6.00%, 02/01/2034	33,387
	340,863	6.00%, 08/01/2034	386,750
	362,877	6.00%, 09/01/2034	411,140
	289,478	6.00%, 01/01/2035	326,607
	2,612,889	6.00%, 11/01/2037	2,950,750
	121	6.50%, 07/01/2031	134
	355	6.50%, 08/01/2032	392
	1,243,874	6.50%, 07/15/2036	1,391,413
	222,328	6.50%, 12/01/2037	245,763
	161	7.50%, 09/01/2029	176
	2,646	7.50%, 11/01/2031	2,979

			377,492,480

		FNMA - 27.5%
	196,169	0.00%, 03/25/2036(12)	167,123
	1,658,024	0.00%, 06/25/2036(12)	1,448,147
	5,808,262	1.70%, 04/25/2055(2)(5)	299,772
	6,127,727	1.77%, 05/25/2046(2)(5)	311,023
	4,506,504	1.89%, 06/25/2055(2)(5)	258,415
	2,760,591	2.00%, 09/25/2039	2,685,571
	5,795,285	2.03%, 08/25/2044(2)(5)	294,667
	1,290,946	2.50%, 06/25/2028(5)	105,064
	283,983	2.50%, 01/01/2043	275,161
	5,614,979	2.50%, 02/01/2043	5,440,472
	2,160,243	2.50%, 03/01/2043	2,093,138
	4,547,725	2.50%, 05/01/2043	4,406,494
	2,965,110	2.50%, 06/01/2043	2,870,820
	2,136,285	2.50%, 04/01/2045	2,061,286
	919,794	2.50%, 08/01/2046	887,480
	598,585	2.50%, 09/01/2046	577,555
	489,010	2.50%, 10/01/2046	471,831
	8,117,191	2.50%, 11/01/2046	7,832,041
	36,431,012	2.50%, 12/01/2046	35,151,237
	26,601,753	2.50%, 01/01/2047	25,650,869
	36,800,000	2.50%, 07/01/2047(4)(13)	35,480,680
	9,780,000	2.65%, 06/01/2025	9,817,175

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 53.7% - (continued)
		FNMA - 27.5% - (continued)
$	4,851,400	2.93%, 01/01/2027	$4,887,744
	3,163,627	3.00%, 02/25/2027(5)	265,564
	1,147,790	3.00%, 09/25/2027(5)	104,267
	8,441,500	3.00%, 01/25/2028(5)	781,624
	2,760,606	3.00%, 02/25/2028(5)	268,285
	3,648,612	3.00%, 04/25/2028(5)	360,105
	33,710,810	3.00%, 06/01/2032	34,623,260
	33,789,190	3.00%, 07/01/2032	34,703,762
	19,300,000	3.00%, 07/01/2032(4)(13)	19,808,132
	4,461,958	3.00%, 03/01/2037	4,532,006
	23,400,000	3.00%, 08/01/2047(4)(13)	23,332,261
	1,893,990	3.02%, 03/01/2027	1,920,461
	9,020,317	3.11%, 04/01/2027	9,177,924
	3,840,302	3.15%, 04/01/2027	3,928,059
	2,905,000	3.16%, 04/01/2027	2,971,979
	1,390,963	3.21%, 01/01/2027	1,430,338
	493,535	3.24%, 12/01/2026	508,869
	290,000	3.29%, 06/01/2029	296,649
	1,372,057	3.50%, 05/25/2027(5)	135,838
	2,052,731	3.50%, 10/25/2027(5)	227,802
	2,135,466	3.50%, 05/25/2030(5)	270,356
	659,616	3.50%, 08/25/2030(5)	80,682
	1,592,572	3.50%, 02/25/2031(5)	167,121
	1,226,280	3.50%, 09/25/2035(5)	187,622
	2,512,567	3.50%, 10/01/2044	2,594,723
	3,020,727	3.50%, 02/01/2045	3,104,398
	5,247,432	3.50%, 09/01/2046	5,392,780
	2,415,029	3.50%, 10/01/2046	2,481,923
	1,747,333	3.50%, 11/01/2046	1,804,864
	153,930,000	3.50%, 07/01/2047(4)(13)	158,096,931
	106,200,000	3.50%, 08/01/2047(4)(13)	108,891,390
	2,004,054	3.74%, 06/01/2026	2,145,601
	6,700,000	3.77%, 12/01/2025	7,185,073
	315,000	3.86%, 12/01/2025	339,922
	529,729	3.87%, 10/01/2025	568,567
	683,042	3.89%, 05/01/2030	721,019
	296,703	3.96%, 05/01/2034	314,086
	192,108	3.97%, 05/01/2029	207,489
	3,050,752	4.00%, 06/01/2025	3,208,046
	897,734	4.00%, 10/01/2025	945,080
	5,594,208	4.00%, 10/01/2040	5,906,908
	2,388,204	4.00%, 11/01/2040	2,521,645
	1,772,737	4.00%, 12/01/2040	1,871,642
	876,492	4.00%, 02/01/2041	925,818
	2,042,836	4.00%, 03/01/2041	2,155,347
	938,545	4.00%, 03/25/2042(5)	130,722
	964,787	4.00%, 08/01/2042	1,017,825
	1,926,918	4.00%, 09/01/2042	2,032,946
	541,161	4.00%, 11/25/2042(5)	76,536
	458,447	4.00%, 03/01/2045	482,156
	1,639,303	4.00%, 07/01/2045	1,740,101
	967,867	4.00%, 05/01/2046	1,017,920
	2,004,520	4.00%, 06/01/2046	2,108,182
	1,844,491	4.00%, 04/01/2047	1,959,274
	16,600,000	4.00%, 08/01/2047(4)(13)	17,421,245
	437,998	4.06%, 10/01/2028	478,939
	1,008,013	4.50%, 04/01/2025	1,063,482
	1,165,681	4.50%, 07/25/2027(5)	120,296
	1,533,769	4.50%, 09/01/2035	1,651,806
	5,607,354	4.50%, 08/01/2040	6,075,055
	5,146,739	4.50%, 10/01/2040	5,557,311

The accompanying notes are an integral part of these financial statements.

142

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 53.7% - (continued)
		FNMA - 27.5% - (continued)
$	2,318,509	4.50%, 10/01/2041	$2,507,845
	2,011,655	4.50%, 09/01/2043	2,171,246
	3,160,000	4.50%, 07/01/2047(4)(13)	3,389,717
	628	5.00%, 02/01/2018	644
	19,354	5.00%, 04/01/2018	19,819
	135,802	5.00%, 05/01/2018	139,065
	172,699	5.00%, 06/01/2018	176,850
	5,259	5.00%, 07/01/2018	5,386
	51,915	5.00%, 09/01/2018	53,162
	188,303	5.00%, 01/01/2020	192,829
	1,079,664	5.00%, 06/01/2022	1,134,755
	386,092	5.00%, 06/01/2025	411,033
	886,956	5.00%, 04/25/2038	952,722
	675,929	5.46%, 05/25/2042(2)(5)	75,138
	13,881	5.50%, 02/01/2018	13,947
	674	5.50%, 06/01/2018	680
	2,654	5.50%, 11/01/2018	2,671
	45,692	5.50%, 08/01/2019	46,748
	83,030	5.50%, 09/01/2019	84,817
	16,311	5.50%, 10/01/2019	16,663
	9,795	5.50%, 01/01/2020	10,020
	2,509	5.50%, 03/01/2020	2,573
	346,792	5.50%, 05/01/2020	356,561
	235,680	5.50%, 06/01/2022	249,183
	325,756	5.50%, 06/01/2033	365,647
	295,102	5.50%, 08/01/2033	327,716
	1,625,846	5.50%, 09/01/2033	1,821,871
	1,441,780	5.50%, 12/01/2033	1,620,776
	1,243,643	5.50%, 01/01/2034	1,392,343
	5,513,596	5.50%, 11/01/2035	6,179,317
	1,705,187	5.50%, 04/01/2036	1,908,026
	1,350,278	5.50%, 09/01/2036	1,513,194
	127,004	5.50%, 01/01/2037	140,674
	895,765	5.50%, 04/25/2037	995,606
	3,672,441	5.50%, 06/25/2042(5)	788,153
	3,870	6.00%, 03/01/2022	3,894
	508,496	6.00%, 12/01/2032	582,495
	743,322	6.00%, 01/01/2033	846,293
	112,574	6.00%, 02/01/2033	126,569
	717,243	6.00%, 03/01/2033	816,782
	1,639,207	6.00%, 02/01/2037	1,861,540
	1,410	6.50%, 05/01/2031	1,575
	1,284	6.50%, 09/01/2031	1,450
	2,112	6.50%, 07/01/2032	2,430
	1,954	7.00%, 07/01/2029	2,270
	98	7.00%, 12/01/2030	101
	801	7.00%, 02/01/2032	870
	337	7.00%, 03/01/2032	394
	2,078	7.00%, 09/01/2032	2,222
	2,942	7.50%, 10/01/2022	3,229
	2,141	7.50%, 06/01/2027	2,508
	2,340	7.50%, 10/01/2029	2,396
	18,475	7.50%, 03/01/2030	20,753
	8,878	7.50%, 04/01/2030	9,483
	1,195	7.50%, 06/01/2030	1,357
	2,512	7.50%, 07/01/2030	2,875
	769	7.50%, 08/01/2030	883
	6,015	7.50%, 10/01/2030	6,099
	8,178	7.50%, 01/01/2031	8,377
	30,350	7.50%, 05/01/2031	35,375
	8,685	7.50%, 06/01/2031	9,029

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 53.7% - (continued)
		FNMA - 27.5% - (continued)
$	2,405	7.50%, 08/01/2031	$2,745
	41,026	7.50%, 09/01/2031	42,968
	357	7.50%, 05/01/2032	417

			671,338,555

		GNMA - 10.7%
	2,683,737	2.50%, 12/16/2039	2,704,747
	1,522,440	3.00%, 09/20/2028(5)	147,559
	770,474	3.00%, 02/16/2043(5)	141,774
	9,747,795	3.00%, 03/15/2045	9,860,339
	453,832	3.00%, 04/15/2045	459,072
	5,794,781	3.00%, 07/15/2045	5,861,685
	134,042	3.00%, 08/15/2045	135,590
	1,077,688	3.00%, 05/20/2047	986,329
	55,675,000	3.00%, 07/01/2047(4)(13)	56,236,098
	659,554	3.50%, 02/16/2027(5)	61,700
	1,638,034	3.50%, 03/20/2027(5)	169,093
	1,936,722	3.50%, 02/20/2041(5)	279,342
	3,261,007	3.50%, 04/20/2042(5)	462,190
	506,136	3.50%, 11/15/2042	528,886
	16,209	3.50%, 12/15/2042	16,888
	369,597	3.50%, 02/15/2043	385,056
	17,444	3.50%, 03/15/2043	18,174
	2,340,975	3.50%, 04/15/2043	2,438,758
	6,834,356	3.50%, 05/15/2043	7,116,870
	358,844	3.50%, 05/20/2043(5)	66,043
	2,988,458	3.50%, 07/20/2043(5)	451,403
	9,615,958	3.50%, 03/20/2047	9,970,516
	19,802,766	3.50%, 04/20/2047	20,532,931
	15,085,000	3.50%, 07/01/2047(4)(13)	15,624,759
	15,000,000	3.50%, 08/01/2047(4)(13)	15,513,280
	523,581	4.00%, 12/16/2026(5)	58,262
	6,832,962	4.00%, 05/20/2029(5)	692,486
	7,157,049	4.00%, 07/20/2040	7,590,274
	8,438,424	4.00%, 09/20/2040	9,001,861
	12,570,952	4.00%, 10/20/2040	13,349,410
	1,990,341	4.00%, 12/20/2040	2,121,136
	653,750	4.00%, 05/16/2042(5)	106,768
	3,145,847	4.00%, 09/16/2042(5)	776,310
	878,711	4.00%, 03/20/2043(5)	189,930
	414,918	4.00%, 01/20/2044(5)	88,374
	6,501,657	4.00%, 04/20/2047	6,859,878
	286,705	4.50%, 11/15/2039	308,183
	2,599,605	4.50%, 05/15/2040	2,823,953
	8,663,202	4.50%, 05/20/2040	9,308,580
	414,829	4.50%, 07/15/2041	452,249
	1,555,261	4.50%, 04/20/2045(5)	361,324
	866,306	4.50%, 01/20/2046	921,200
	16,800,000	4.50%, 07/01/2047(4)(13)	17,855,250
	5,200,000	4.50%, 08/01/2047(4)(13)	5,521,242
	936,518	5.00%, 05/20/2040	1,030,184
	2,265,626	5.00%, 06/15/2041	2,490,287
	2,955,254	5.00%, 10/16/2041(5)	477,352
	3,518,254	5.00%, 03/15/2044	3,857,327
	4,400,000	5.00%, 07/01/2047(4)(13)	4,794,625
	660,416	5.50%, 03/15/2033	756,782
	983,250	5.50%, 04/15/2033	1,139,472
	1,077,087	5.50%, 05/15/2033	1,253,882
	1,559,059	5.50%, 10/20/2034	1,740,042
	3,331,758	5.50%, 03/20/2039(5)	750,414
	2,921,859	5.50%, 02/16/2047(5)	649,114

The accompanying notes are an integral part of these financial statements.

143

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 53.7% - (continued)
		GNMA - 10.7% - (continued)
$	1,761,474	5.50%, 02/20/2047(5)	$358,044
	1,964	6.00%, 12/15/2023	2,214
	1,183	6.00%, 01/15/2029	1,334
	1,788	6.00%, 04/15/2029	2,037
	60,217	6.00%, 12/15/2031	69,364
	1,140	6.00%, 10/15/2032	1,311
	28,990	6.00%, 06/15/2033	33,025
	2,833	6.00%, 03/15/2034	3,215
	70,416	6.00%, 08/15/2034	80,026
	89,094	6.00%, 09/15/2034	101,279
	58,266	6.00%, 02/15/2035	66,181
	303,048	6.00%, 12/15/2035	343,167
	76,167	6.00%, 02/15/2036	85,864
	232,606	6.00%, 03/15/2036	264,115
	33,192	6.00%, 04/15/2036	37,418
	196,214	6.00%, 05/15/2036	223,061
	345,025	6.00%, 06/15/2036	390,054
	199,559	6.00%, 07/15/2036	224,965
	43,961	6.00%, 08/15/2036	50,078
	237,979	6.00%, 02/15/2037	270,025
	1,153	6.00%, 05/15/2037	1,300
	534,792	6.00%, 06/15/2037	608,306
	380,667	6.00%, 07/15/2037	429,131
	97,938	6.00%, 08/15/2037	111,377
	90,659	6.00%, 09/15/2037	102,201
	138,991	6.00%, 10/15/2037	156,687
	137,765	6.00%, 11/15/2037	155,305
	140,782	6.00%, 12/15/2037	161,107
	219,939	6.00%, 01/15/2038	249,390
	16,569	6.00%, 02/15/2038	18,679
	40,486	6.00%, 05/15/2038	45,641
	10,127	6.00%, 06/15/2038	11,423
	63,747	6.00%, 08/15/2038	71,918
	142,740	6.00%, 09/15/2038	161,189
	178,085	6.00%, 10/15/2038	202,593
	366,292	6.00%, 11/15/2038	412,927
	237,710	6.00%, 12/15/2038	268,179
	2,425	6.00%, 01/15/2039	2,733
	42,579	6.00%, 08/15/2039	48,000
	103,828	6.00%, 11/15/2039	117,047
	139,916	6.00%, 02/15/2040	157,730
	1,253,241	6.00%, 06/15/2040	1,412,800
	232,280	6.00%, 07/15/2040	261,853
	2,542,055	6.00%, 09/20/2040(5)	586,881
	1,312,169	6.00%, 06/15/2041	1,481,081
	2,566,023	6.00%, 02/20/2046(5)	609,597
	26,394	6.50%, 06/15/2028	29,103
	912	6.50%, 07/15/2028	997
	2,868	6.50%, 08/15/2028	3,134
	18,689	6.50%, 09/15/2028	20,422
	1,623	6.50%, 10/15/2028	1,774
	6,075	6.50%, 11/15/2028	6,638
	9,419	6.50%, 12/15/2028	10,292
	10,607	6.50%, 01/15/2029	11,592
	28,050	6.50%, 02/15/2029	30,679
	286,047	6.50%, 03/15/2029	313,649
	43,976	6.50%, 04/15/2029	48,054
	29,617	6.50%, 05/15/2029	32,473
	192,918	6.50%, 06/15/2029	210,814
	9,349	6.50%, 07/15/2029	10,216
	355	6.50%, 03/15/2031	391

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 53.7% - (continued)
		GNMA - 10.7% - (continued)
$	254,283	6.50%, 04/15/2031	$278,387
	66,248	6.50%, 05/15/2031	75,645
	12,974	6.50%, 06/15/2031	14,639
	221,654	6.50%, 07/15/2031	243,172
	108,910	6.50%, 08/15/2031	119,367
	147,706	6.50%, 09/15/2031	162,518
	161,749	6.50%, 10/15/2031	177,462
	489,370	6.50%, 11/15/2031	542,765
	87,821	6.50%, 12/15/2031	96,002
	337,961	6.50%, 01/15/2032	371,785
	76,759	6.50%, 02/15/2032	89,485
	50,343	6.50%, 03/15/2032	55,013
	271,473	6.50%, 04/15/2032	310,742
	783	6.50%, 05/15/2032	857
	38,829	6.50%, 06/15/2032	42,543
	8,342	7.00%, 06/20/2030	9,089
	756	7.00%, 02/15/2031	825
	204	7.00%, 06/15/2031	218
	200	7.00%, 08/15/2031	226
	778	8.50%, 11/15/2024	781

			261,268,834

		Total U.S. Government Agencies (cost $1,307,892,226)	$1,310,099,869

U.S. GOVERNMENT SECURITIES - 6.6%
		U.S. Treasury Securities - 6.6%
		U.S. Treasury Bonds - 2.7%
$	1,350,000	2.50%, 02/15/2045	$1,259,877
	7,439,000	2.50%, 02/15/2046(14)	6,924,080
	2,800,000	3.00%, 11/15/2044(15)	2,889,250
	5,595,000	3.00%, 05/15/2045(15)	5,765,256
	9,544,000	3.00%, 11/15/2045(14)	9,829,948
	9,260,000	3.13%, 08/15/2044(14)(15)	9,783,403
	7,534,000	4.50%, 08/15/2039	9,760,063
	14,163,000	6.50%, 11/15/2026	19,229,034

			65,440,911

		U.S. Treasury Notes - 3.9%
	44,477,848	0.25%, 01/15/2025(14)(16)	43,687,922
	36,754,000	0.88%, 04/15/2019(14)	36,432,402
	16,216,000	1.50%, 02/28/2019(14)	16,249,567
	200,000	2.38%, 08/15/2024	203,047

			96,572,938

			162,013,849

		Total U.S. Government Securities (cost $163,579,608)	$162,013,849

COMMON STOCKS - 0.0%
		Energy - 0.0%
	14,557	Templar Energy LLC Class A*(17)(18)	$145,572

		Utilities - 0.0%
	800,000	TCEH Corp.*(17)(18)	1
	13,339	Vistra Energy Corp.	223,962

			223,963

		Total Common Stocks (cost $356,643)	$369,535

The accompanying notes are an integral part of these financial statements.

144

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A 3.50%(2)(7)	$1,996,613

	Diversified Financials - 0.0%
30,000	Citigroup Capital XIII 7.54%(2)	779,400

	Total Preferred Stocks (cost $2,426,720)	$2,776,013

	Total Long-Term Investments (cost $3,156,624,821)	$3,181,755,245

SHORT-TERM INVESTMENTS - 0.8%
	Other Investment Pools & Funds - 0.8%
19,790,117	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$19,790,117

	Total Short-Term Investments (cost $19,790,117)	$19,790,117

Total Investments Excluding Purchased Options (cost $3,176,414,938)	131.1%	$3,201,545,362

Total Purchased Options (cost $2,823,759)	0.1%	$2,335,799

Total Investments (cost $3,179,238,697)^	131.2%	$3,203,881,161
Other Assets and Liabilities	(31.2)%	(762,541,322)

Total Net Assets	100.0%	$2,441,339,839

The accompanying notes are an integral part of these financial statements.

145

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$49,092,369
Unrealized Depreciation	(24,449,905)

Net Unrealized Appreciation	$24,642,464

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2017, the aggregate value of these securities was $715,263,455, which represented 29.3% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2017.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $760,611,136 at June 30, 2017.

(5)	Securities disclosed are interest-only strips.

(6)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2017, the aggregate value of these securities was $18,306,148, which represented 0.7% of total net assets.

(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of June 30, 2017.

(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(10)	This security, or a portion of this security, has unfunded loan commitments. As of June 30, 2017, the aggregate value of the unfunded commitment was $359,346, which rounds to zero percent of total net assets.

(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(12)	Securities disclosed are principal-only strips.

(13)	Represents or includes a TBA transaction.

(14)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

(15)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

(16)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(17)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2017, the aggregate fair value of these securities was $145,573, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

The accompanying notes are an integral part of these financial statements.

146

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

(18)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
10/2016	800,000	TCEH Corp.	$—
09/2016	14,557	Templar Energy LLC Class A	124,643

			$124,643

At June 30, 2017, the aggregate value of these securities was $145,573, which represented 0.0% of total net assets.

OTC Option Contracts Outstanding at June 30, 2017
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
USD Put/CNH Call	GSC	6.79 CNH per USD	07/03/17	USD	16,036,000	$29,282	$94,613	$(65,331)
USD Put/TRY Call	GSC	3.71 TRY per USD	04/06/18	USD	492,000	230,618	124,230	106,388
USD Put/TRY Call	CBK	3.54 TRY per USD	05/02/18	USD	491,000	130,209	115,385	14,824
USD Put/ZAR Call	GSC	12.79 ZAR per USD	07/05/17	USD	4,054,000	1,322	75,932	(74,610)

Total Puts					21,073,000	$391,431	$410,160	$(18,729)

Total purchased option contracts					21,073,000	$391,431	$410,160	$(18,729)

OTC Swaption Contracts Outstanding at June 30, 2017
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
Interest Rate Swaption USD	JPM	2.72%	06/07/27	USD	7,000,000	$1,013,383	$1,206,799	$(193,416)

Puts
Interest Rate Swaption USD	JPM	2.72%	06/07/27	USD	7,000,000	$930,985	$1,206,800	$(275,815)

Total purchased swaption contracts					14,000,000	$1,944,368	$2,413,599	$(469,231)

Futures Contracts Outstanding at June 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. 10-Year Ultra Future	452	09/20/2017	$60,940,794	$60,935,250	$(5,544)
U.S. Treasury 5-Year Note Future	2,221	09/29/2017	262,282,840	261,713,618	(569,222)
U.S. Treasury Long Bond Future	345	09/20/2017	52,537,870	53,022,188	484,318
U.S. Ultra Bond Future	374	09/20/2017	61,043,009	62,037,250	994,241

Total					$903,793

Short position contracts:
Eurodollar 3-Month Future	983	09/17/2018	$241,533,282	$241,547,675	$(14,393)
Long Gilt Future	262	09/27/2017	43,612,088	42,849,734	762,354
U.S. Treasury 10-Year Note Future	668	09/20/2017	84,307,337	83,854,875	452,462
U.S. Treasury 2-Year Note Future	634	09/29/2017	137,240,033	137,013,344	226,689

Total					$1,427,112

Total futures contracts					$2,330,905

The accompanying notes are an integral part of these financial statements.

147

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

TBA Sale Commitments Outstanding at June 30, 2017
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FHLMC, 3.00%	$34,700,000	08/01/2047	$(34,569,875)	$233,141
FHLMC, 5.50%	5,100,000	07/01/2047	(5,624,806)	13,085
FNMA, 2.50%	8,085,000	07/01/2032	(8,127,004)	43,152
FNMA, 2.50%	73,600,000	07/01/2047	(70,961,359)	217,891
FNMA, 2.50%	36,800,000	08/01/2047	(35,433,961)	233,289
FNMA, 3.00%	23,793,000	07/01/2032	(24,419,424)	57,044
FNMA, 3.00%	62,790,000	07/01/2047	(62,705,347)	392,169
FNMA, 3.50%	195,000	07/01/2032	(202,891)	548
FNMA, 4.00%	9,400,000	07/01/2032	(9,723,125)	—
FNMA, 4.50%	15,575,000	07/01/2047	(16,707,229)	75,236
FNMA, 5.50%	15,400,000	07/01/2047	(17,060,313)	40,906
FNMA, 6.00%	3,300,000	07/01/2047	(3,713,939)	22,279
GNMA, 3.50%	33,600,000	07/01/2047	(34,802,248)	84,002
GNMA, 4.00%	10,259,000	07/01/2047	(10,795,193)	40,136

Total (proceeds $336,299,592)			$(334,846,714)	$1,452,878

At June 30, 2017, the aggregate market value of TBA Sale Commitments represented (13.7)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at June 30, 2017
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06	MSC	USD	1,981,402	(0.32%)	07/25/45	$367,165	$—	$294,095	$(73,070)
ABX.HE.AAA.06	JPM	USD	90,644	(0.18%)	07/25/45	1,967	—	1,682	(285)
ABX.HE.AAA.06	GSC	USD	7,660	(0.18%)	07/25/45	571	—	142	(429)
ABX.HE.AAA.06	MSC	USD	303,850	(0.18%)	07/25/45	6,652	—	5,641	(1,011)
ABX.HE.AAA.07	MSC	USD	1,410,358	(0.09%)	08/25/37	334,837	—	135,619	(199,218)
ABX.HE.AAA.07	GSC	USD	1,560,100	(0.09%)	08/25/37	349,822	—	150,018	(199,804)
ABX.HE.AAA.07	CSI	USD	3,792,296	(0.09%)	08/25/37	977,748	—	364,666	(613,082)
ABX.HE.PENAAA.06	MSC	USD	1,003,869	(0.11%)	05/25/46	114,043	—	92,744	(21,299)
ABX.HE.PENAAA.06	JPM	USD	2,291,752	(0.11%)	05/25/46	259,734	—	211,722	(48,012)
ABX.HE.PENAAA.06	GSC	USD	940,688	(0.11%)	05/25/46	235,172	—	86,908	(148,264)
CMBX.NA.A.7	JPM	USD	1,880,000	(2.00%)	01/17/47	72,097	—	39,624	(32,473)
CMBX.NA.A.9	MSC	USD	3,155,000	(2.00%)	09/17/58	110,374	—	116,945	6,571
CMBX.NA.A.9	MSC	USD	1,405,000	(2.00%)	09/17/58	62,009	—	52,078	(9,931)
CMBX.NA.A.9	DEUT	USD	955,000	(2.00%)	09/17/58	48,151	—	35,345	(12,806)
CMBX.NA.AA.7	CSI	USD	110,000	(1.50%)	01/17/47	3,401	—	14	(3,387)
CMBX.NA.AA.7	CSI	USD	3,315,000	(1.50%)	01/17/47	102,479	—	402	(102,077)
CMBX.NA.AA.7	CSI	USD	3,315,000	(1.50%)	01/17/47	102,479	—	402	(102,077)
CMBX.NA.AA.7	CSI	USD	3,845,000	(1.50%)	01/17/47	118,864	—	466	(118,398)
CMBX.NA.AA.8	MSC	USD	1,410,000	(1.50%)	10/17/57	56,421	—	27,437	(28,984)
CMBX.NA.AAA.8	MSC	USD	2,420,000	(0.50%)	10/17/57	21,376	—	15,341	(6,035)
CMBX.NA.AAA.9	MSC	USD	2,435,000	(0.50%)	09/17/58	35,147	—	33,155	(1,992)
CMBX.NA.AJ.4	CBK	USD	1,936,687	(0.96%)	02/17/51	339,931	—	268,406	(71,525)
CMBX.NA.AS.7	CSI	USD	3,725,000	(1.00%)	01/17/47	67,216	—	(16,656)	(83,872)
CMBX.NA.AS.8	DEUT	USD	1,115,000	(1.00%)	10/17/57	81,141	—	1,623	(79,518)
CMBX.NA.BB.8	CSI	USD	1,385,000	(5.00%)	10/17/57	324,041	—	359,448	35,407
CMBX.NA.BB.8	JPM	USD	765,000	(5.00%)	10/17/57	178,983	—	198,540	19,557
CMBX.NA.BB.8	JPM	USD	770,000	(5.00%)	10/17/57	184,890	—	199,838	14,948
CMBX.NA.BB.8	CSI	USD	615,000	(5.00%)	10/17/57	145,217	—	159,611	14,394
CMBX.NA.BB.8	CSI	USD	690,000	(5.00%)	10/17/57	165,680	—	179,075	13,395
CMBX.NA.BB.8	GSC	USD	655,000	(5.00%)	10/17/57	159,734	—	169,992	10,258
CMBX.NA.BB.8	GSC	USD	650,000	(5.00%)	10/17/57	159,738	—	168,694	8,956

The accompanying notes are an integral part of these financial statements.

148

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at June 30, 2017 - (continued)
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices: - (continued)
Buy protection: - (continued)
CMBX.NA.BB.9	JPM	USD	665,000	(5.00%)	09/17/58	$127,885	$—	$125,995	$(1,890)
CMBX.NA.BB.9	CSI	USD	3,270,000	(5.00%)	09/17/58	683,947	—	619,557	(64,390)
CMBX.NA.BBB.10	MSC	USD	1,000,000	(3.00%)	11/17/59	65,252	—	107,756	42,504
CMBX.NA.BBB.10	MSC	USD	1,725,000	(3.00%)	11/17/59	134,469	—	185,879	51,410
CMBX.NA.BBB.10	MSC	USD	670,000	(3.00%)	11/17/59	65,709	—	72,197	6,488
CMBX.NA.BBB.7	GSC	USD	925,000	(3.00%)	01/17/47	78,963	—	82,102	3,139
CMBX.NA.BBB.7	CSI	USD	1,700,000	(3.00%)	01/17/47	163,386	—	150,890	(12,496)
CMBX.NA.BBB.7	CSI	USD	1,985,000	(3.00%)	01/17/47	190,778	—	176,187	(14,591)
CMBX.NA.BBB.7	MSC	USD	2,075,000	(3.00%)	01/17/47	211,163	—	184,175	(26,988)
CMBX.NA.BBB.7	MSC	USD	1,965,000	(3.00%)	01/17/47	145,585	—	174,739	29,154
CMBX.NA.BBB.7	DEUT	USD	900,000	(3.00%)	01/17/47	65,043	—	79,884	14,841
CMBX.NA.BBB.7	MSC	USD	1,250,000	(3.00%)	01/17/47	102,525	—	110,949	8,424
CMBX.NA.BBB.7	CSI	USD	2,020,000	(3.00%)	01/17/47	179,300	—	179,293	(7)
CMBX.NA.BBB.7	GSC	USD	60,000	(3.00%)	01/17/47	5,356	—	5,331	(25)
CMBX.NA.BBB.7	DEUT	USD	920,000	(3.00%)	01/17/47	86,755	—	81,658	(5,097)
CMBX.NA.BBB.7	GSC	USD	1,555,000	(3.00%)	01/17/47	143,515	—	138,021	(5,494)
CMBX.NA.BBB.7	DEUT	USD	950,000	(3.00%)	01/17/47	116,868	—	84,321	(32,547)
CMBX.NA.BBB.7	GSC	USD	905,000	(3.00%)	01/17/47	124,880	—	80,327	(44,553)
CMBX.NA.BBB.7	MSC	USD	7,150,000	(3.00%)	01/17/47	687,246	—	634,627	(52,619)
CMBX.NA.BBB.9	MSC	USD	950,000	(3.00%)	09/17/58	103,381	—	111,902	8,521
CMBX.NA.BBB.9	MSC	USD	435,000	(3.00%)	09/17/58	50,418	—	51,167	749
CMBX.NA.BBB.9	MSC	USD	5,785,000	(0.50%)	09/17/58	72,485	—	78,770	6,285
CMBX.NA.BBB.9	GSC	USD	955,000	(3.00%)	09/17/58	109,291	—	112,491	3,200
CMBX.NA.BBB.9	MSC	USD	1,540,000	(3.00%)	09/17/58	183,293	—	181,143	(2,150)
CMBX.NA.BBB.9	DEUT	USD	2,730,000	(3.00%)	09/17/58	333,829	—	321,571	(12,258)
CMBX.NA.BBB.9	JPM	USD	2,950,000	(3.00%)	09/17/58	367,059	—	347,486	(19,573)

Total						$9,785,461	$—	$7,831,435	$(1,954,026)

Sell protection:
ABX.HE.PENAAA.06	BCLY	USD	4,236,313	0.11%	05/25/46	$—	$(116,325)	$(391,368)	$(275,043)
CMBX.NA.A.6	GSC	USD	1,915,000	2.00%	05/11/63	24,998	—	(60,808)	(85,806)
CMBX.NA.AAA.6	UBS	USD	15,573,289	0.50%	05/11/63	—	(414,888)	26,759	441,647
CMBX.NA.AAA.6	GSC	USD	1,343,209	0.50%	05/11/63	—	(15,403)	2,308	17,711
CMBX.NA.AJ.4	GSC	USD	1,936,687	0.96%	02/17/51	—	(330,418)	(268,509)	61,909
CMBX.NA.BB.6	CSI	USD	3,270,000	5.00%	05/11/63	—	(684,448)	(599,916)	84,532
CMBX.NA.BB.6	CSI	USD	1,825,000	5.00%	05/11/63	—	(368,675)	(334,815)	33,860
CMBX.NA.BB.6	CSI	USD	1,235,000	5.00%	05/11/63	—	(242,587)	(226,231)	16,356
CMBX.NA.BB.6	CSI	USD	2,671,000	5.00%	05/11/63	—	(489,007)	(489,281)	(274)
CMBX.NA.BB.6	CSI	USD	2,795,000	5.00%	05/11/63	—	(511,709)	(511,996)	(287)
CMBX.NA.BB.6	CSI	USD	2,795,000	5.00%	05/11/63	—	(511,709)	(511,996)	(287)
CMBX.NA.BB.6	CSI	USD	2,800,000	5.00%	05/11/63	—	(512,624)	(512,912)	(288)
CMBX.NA.BB.6	MSC	USD	5,315,000	5.00%	05/11/63	—	(973,128)	(973,617)	(489)
CMBX.NA.BB.6	CSI	USD	365,000	5.00%	05/11/63	—	(61,568)	(66,963)	(5,395)
CMBX.NA.BB.6	MSC	USD	690,000	5.00%	05/11/63	—	(114,057)	(126,588)	(12,531)
CMBX.NA.BB.6	JPM	USD	770,000	5.00%	05/11/63	—	(124,934)	(141,264)	(16,330)
CMBX.NA.BB.6	JPM	USD	765,000	5.00%	05/11/63	—	(113,079)	(140,347)	(27,268)
CMBX.NA.BB.6	CSI	USD	1,385,000	5.00%	05/11/63	—	(204,724)	(254,092)	(49,368)
CMBX.NA.BB.6	GSC	USD	2,855,000	5.00%	05/11/63	—	(310,785)	(522,987)	(212,202)
CMBX.NA.BB.8	MSC	USD	5,083,000	5.00%	10/17/57	—	(1,415,562)	(1,317,777)	97,785
CMBX.NA.BB.8	CSI	USD	2,507,000	5.00%	10/17/57	—	(698,126)	(649,944)	48,182
CMBX.NA.BB.8	CSI	USD	2,490,000	5.00%	10/17/57	—	(693,392)	(645,536)	47,856
CMBX.NA.BB.8	GSC	USD	910,000	5.00%	10/17/57	—	(275,516)	(235,919)	39,597
CMBX.NA.BB.8	MSC	USD	865,000	5.00%	10/17/57	—	(247,673)	(224,252)	23,421
CMBX.NA.BB.8	GSC	USD	655,000	5.00%	10/17/57	—	(192,716)	(169,810)	22,906
CMBX.NA.BB.8	CSI	USD	1,070,000	5.00%	10/17/57	—	(297,964)	(277,400)	20,564
CMBX.NA.BB.8	MSC	USD	740,000	5.00%	10/17/57	—	(211,573)	(191,846)	19,727
CMBX.NA.BB.8	GSC	USD	360,000	5.00%	10/17/57	—	(99,797)	(93,331)	6,466

The accompanying notes are an integral part of these financial statements.

149

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at June 30, 2017 - (continued)
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices: - (continued)
Sell protection: - (continued)
CMBX.NA.BB.8	JPM	USD	770,000	5.00%	10/17/57	$—	$(169,305)	$(199,624)	$(30,319)
CMBX.NA.BB.8	GSC	USD	915,000	5.00%	10/17/57	—	(143,836)	(237,216)	(93,380)
CMBX.NA.BB.8	GSC	USD	965,000	5.00%	10/17/57	—	(96,713)	(250,178)	(153,465)
CMBX.NA.BB.8	MLI	USD	1,350,000	5.00%	10/17/57	—	(169,368)	(349,990)	(180,622)
CMBX.NA.BB.8	GSC	USD	1,280,000	5.00%	10/17/57	—	(147,815)	(331,842)	(184,027)
CMBX.NA.BB.8	UBS	USD	1,455,000	5.00%	10/17/57	—	(164,277)	(377,212)	(212,935)
CMBX.NA.BB.8	BOA	USD	2,095,000	5.00%	10/17/57	—	(143,678)	(543,132)	(399,454)
CMBX.NA.BB.9	GSC	USD	1,350,000	5.00%	09/15/58	—	(369,373)	(255,405)	113,968
CMBX.NA.BB.9	GSC	USD	525,000	5.00%	09/15/58	—	(142,405)	(99,324)	43,081
CMBX.NA.BB.9	MLI	USD	675,000	5.00%	09/17/58	—	(186,586)	(127,703)	58,883
CMBX.NA.BB.9	JPM	USD	720,000	5.00%	09/17/58	—	(193,670)	(136,217)	57,453
CMBX.NA.BB.9	MLI	USD	665,000	5.00%	09/17/58	—	(178,875)	(125,810)	53,065
CMBX.NA.BBB.6	MSC	USD	465,000	3.00%	05/11/63	—	(40,768)	(54,063)	(13,295)
CMBX.NA.BBB.6	CSI	USD	920,000	3.00%	05/11/63	—	(131,037)	(107,117)	23,920
CMBX.NA.BBB.6	GSC	USD	2,725,000	3.00%	05/11/63	—	(308,884)	(317,050)	(8,166)
PrimeX.ARM.2	MSC	USD	2,843,327	4.58%	12/25/37	102,325	—	39,880	(62,445)

Total						$127,323	$(12,818,977)	$(13,382,441)	$(690,787)

Total traded indices						$9,912,784	$(12,818,977)	$(5,551,006)	$(2,644,813)

Credit default swaps on single-name issues:
Buy protection:
Republic of Turkey	GSC	USD	4,230,000	(1.00%)/1.93%	06/20/22	$225,431	$—	$180,147	$(45,284)

Credit default swaps on single-name issues:
Sell protection:
Anadarko Petroleum Corp.	MSC	USD	3,195,000	1.00%/1.53%	06/20/22	$—	$(142,379)	$(77,747)	$64,632
Brazil (Federated Republic of)	GSC	USD	1,495,000	1.00%/2.15%	12/20/21	—	(109,378)	(71,195)	38,183
Brazil (Federated Republic of)	GSC	USD	1,490,000	1.00%/2.15%	12/20/21	—	(108,612)	(70,957)	37,655
Republic of Turkey	BCLY	USD	2,052,000	1.00%/1.93%	06/20/22	—	(87,893)	(87,391)	502
South Africa Government International Bond	BCLY	USD	2,045,000	1.00%/1.97%	06/20/22	—	(80,840)	(90,716)	(9,876)
United Mexican States	BOA	USD	2,224,000	1.00%/1.13%	06/20/22	—	(18,607)	(12,793)	5,814

Total						$—	$(547,709)	$(410,799)	$136,910

Total single-name issues						$225,431	$(547,709)	$(230,652)	$91,626

Total OTC contracts						$10,138,215	$(13,366,686)	$(5,781,658)	$(2,553,187)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on June 30, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

The accompanying notes are an integral part of these financial statements.

150

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at June 30, 2017
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.27	USD	23,790,000	(1.00%)	06/20/22	$(986,988)	$(1,071,556)	$(84,568)
CDX.NA.HY.28	USD	48,049,000	(5.00%)	06/20/22	(3,082,785)	(3,262,361)	(179,576)
CDX.NA.IG.28	USD	49,334,000	(1.00%)	06/20/22	(905,128)	(911,868)	(6,740)
ITRAXX.EUR.27	EUR	33,107,000	(1.00%)	06/20/22	(695,590)	(823,511)	(127,921)
ITRAXX.XOV.27	EUR	6,470,000	(5.00%)	06/20/22	(868,348)	(834,618)	33,730

Total					$(6,538,839)	$(6,903,914)	$(365,075)

Total					$(6,538,839)	$(6,903,914)	$(365,075)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swap Contracts Outstanding at June 30, 2017
Receive	Pay	Maturity Date(1)	Counter- party	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 4.58% based on the notional amount of currency delivered	09/20/22	GSC	USD	3,088,193	CNH	21,500,000	$—	$(41,447)	$(120,378)	$(78,931)
Fixed Rate equal to 4.58% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/20/22	GSC	CNH	21,500,000	USD	3,088,193	41,447	—	82,828	41,381

Total								$41,447	$(41,447)	$(37,550)	$(37,550)

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swap Contracts Outstanding at June 30, 2017
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
BOA	1.81% Fixed	CPURNSA	USD	35,710,000	09/22/25	$—	$—	$294,640	$294,640
BOA	1.82% Fixed	CPURNSA	USD	39,085,000	09/22/25	—	—	300,413	300,413

Total						$—	$—	$595,053	$595,053

Centrally Cleared Interest Rate Swap Contracts Outstanding at June 30, 2017
Payments made by Fund	Payments received by Fund		Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	1.62	% Fixed	USD	13,700,000	11/14/26	$—	$—	$330,502	$330,502
3M USD LIBOR	2.14	% Fixed	USD	7,345,000	05/15/24	—	—	(7,098)	(7,098)
3M USD LIBOR	2.20	% Fixed	USD	7,315,000	05/15/24	—	—	(34,364)	(34,364)
3M USD LIBOR	2.20	% Fixed	USD	7,340,000	05/15/24	—	—	(34,481)	(34,481)
3M USD LIBOR	2.12	% Fixed	USD	18,880,000	06/07/27	—	—	240,001	240,001
3M USD LIBOR	2.12	% Fixed	USD	18,950,000	06/07/27	—	—	235,707	235,707
3M USD LIBOR	2.11	% Fixed	USD	16,607,000	06/07/27	—	—	217,164	217,164
3M USD LIBOR	2.12	% Fixed	USD	16,665,000	06/07/27	—	—	211,084	211,084
3M USD LIBOR	2.39	% Fixed	USD	1,840,000	06/09/47	—	—	55,979	55,979

Total						$—	$—	$1,214,494	$1,214,494

The accompanying notes are an integral part of these financial statements.

151

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at June 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
ARS	Sell	09/20/17	BOA	$2,227,203	$2,170,883	$56,320
BRL	Sell	09/05/17	GSC	3,317,723	3,269,306	48,417
EGP	Buy	03/06/18	GSC	132,789	130,545	(2,244)
EGP	Buy	03/06/18	GSC	166,438	163,195	(3,243)
EGP	Buy	03/06/18	CBK	374,070	359,038	(15,032)
EGP	Buy	03/29/18	CBK	954,152	962,133	7,981
EGP	Sell	03/06/18	GSC	649,305	652,778	(3,473)
EGP	Sell	03/29/18	GSC	958,546	962,132	(3,586)
EUR	Sell	07/31/17	DEUT	1,142,325	1,146,368	(4,043)
EUR	Sell	07/31/17	CIB	911,790	918,696	(6,906)
EUR	Sell	07/31/17	CBK	6,241,044	6,361,083	(120,039)
EUR	Sell	09/20/17	HSBC	1,333,054	1,359,277	(26,223)
MXN	Sell	09/20/17	RBC	5,199,926	5,162,079	37,847
RON	Buy	08/28/17	CBK	4,862,899	5,166,757	303,858
RON	Buy	08/28/17	CBK	65,140	69,008	3,868
RON	Sell	08/28/17	JPM	3,319,296	3,263,413	55,883
RON	Sell	08/28/17	BNP	2,003,824	1,972,351	31,473

Total						$360,858

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
CNH	Chinese Renminbi
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
RON	New Romanian Leu
USD	United States Dollar
UYU	Uruguayan Peso

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The accompanying notes are an integral part of these financial statements.

152

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$760,687,298	$—	$760,687,298	$—
Corporate Bonds	747,365,224	—	747,365,224	—
Foreign Government Obligations	63,722,695	—	63,722,695	—
Municipal Bonds	35,974,870	—	35,974,870	—
Senior Floating Rate Interests	98,745,892	—	98,745,892	—
U.S. Government Agencies	1,310,099,869	—	1,310,099,869	—
U.S. Government Securities	162,013,849	—	162,013,849	—
Common Stocks
Energy	145,572	—	—	145,572
Utilities	223,963	223,962	—	1
Preferred Stocks	2,776,013	2,776,013	—	—
Short-Term Investments	19,790,117	19,790,117	—	—
Purchased Options	2,335,799	—	2,335,799	—
Foreign Currency Contracts(2)	545,647	—	545,647	—
Futures Contracts(2)	2,920,064	2,920,064	—	—
Swaps - Credit Default(2)	1,811,606	—	1,811,606	—
Swaps - Cross Currency(2)	41,381	—	41,381	—
Swaps - Interest Rate(2)	1,885,490	—	1,885,490	—

Total	$3,211,085,349	$25,710,156	$3,185,229,620	$145,573

Liabilities
Foreign Currency Contracts(2)	$(184,789)	$—	$(184,789)	$—
Futures Contracts(2)	(589,159)	(589,159)	—	—
Swaps - Credit Default(2)	(4,729,868)	—	(4,729,868)	—
Swaps - Cross Currency(2)	(78,931)	—	(78,931)	—
Swaps - Interest Rate(2)	(75,943)	—	(75,943)	—
TBA Sale Commitments	(334,846,714)	—	(334,846,714)	—

Total	$(340,505,404)	$(589,159)	$(339,916,245)	$—

(1)	For the six-month period ended June 30, 2017, there were no transfers between Level 1 and Level 2, and investments valued at $8,753,000 were transferred from Level 3 to Level 2 due to the expiration of trading restrictions.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2017 is not presented.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

153

Hartford Ultrashort Bond HLS Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 31.4%
		Asset-Backed - Automobile - 14.5%
		Ally Auto Receivables Trust
$	2,690,000	1.38%, 10/15/2019	$2,687,719
	800,000	1.49%, 11/15/2019	799,732
	2,850,000	1.53%, 03/16/2020	2,848,852
		American Credit Acceptance Receivables Trust
	2,015,429	1.72%, 06/15/2020(1)	2,013,964
	2,850,000	1.84%, 07/13/2020(1)	2,849,105
		AmeriCredit Automobile Receivables Trust
	159,665	1.26%, 04/08/2019	159,643
	477,325	1.26%, 11/08/2019	477,109
	622,213	1.42%, 10/08/2019	622,030
	505,000	1.46%, 05/10/2021	503,537
	525,000	1.51%, 05/18/2020	524,598
	119,005	1.52%, 06/10/2019	119,012
	830,000	1.65%, 09/18/2020	829,732
		ARI Fleet Lease Trust
	635,000	1.91%, 04/15/2026(1)	634,264
		BMW Vehicle Lease Trust
	860,000	1.55%, 02/20/2019	860,228
	1,025,000	1.64%, 07/22/2019	1,025,145
		Capital Auto Receivables Asset Trust
	2,075,265	1.62%, 03/20/2019	2,075,883
	1,240,000	1.86%, 10/21/2019	1,241,997
		CarMax Auto Owner Trust
	249,254	1.09%, 04/15/2019	249,137
	925,468	1.24%, 06/17/2019	924,954
	2,297,818	1.32%, 07/15/2019	2,296,501
	1,360,000	1.54%, 02/18/2020	1,359,834
	3,578,000	1.56%, 11/16/2020	3,574,802
		Chesapeake Funding LLC
	700,000	1.49%, 05/15/2029(1)(2)	699,972
	1,315,897	2.31%, 03/15/2028(1)(2)	1,326,028
		Chrysler Capital Auto Receivables Trust
	730,535	1.36%, 01/15/2020(1)	729,659
	4,790,000	1.76%, 12/16/2019(1)	4,790,933
		Enterprise Fleet Financing LLC
	2,581,221	1.74%, 02/22/2022(1)	2,578,599
	815,000	1.97%, 01/20/2023(1)	814,958
		Fifth Third Auto Trust
	1,512,319	1.42%, 03/16/2020	1,511,409
		First Investors Auto Owner Trust
	589,491	1.69%, 04/15/2021(1)	588,964
		Flagship Credit Auto Trust
	910,000	1.85%, 07/15/2021(1)	909,937
		Ford Credit Auto Lease Trust
	2,401,495	1.38%, 12/15/2018	2,401,417
	1,065,000	1.56%, 11/15/2019	1,065,295
		Ford Credit Auto Owner Trust
	2,102,457	1.04%, 09/15/2019	2,098,905
	1,500,000	2.26%, 11/15/2025(1)	1,513,764
		GM Financial Automobile Leasing Trust
	669,364	1.28%, 10/22/2018	668,677
	1,782,485	1.53%, 09/20/2018	1,782,985
	590,000	1.61%, 12/20/2019	588,973
	740,000	1.67%, 09/20/2019	740,336
	894,959	1.68%, 12/20/2018	895,652
		GM Financial Consumer Automobile
	525,000	1.29%, 03/16/2020(1)(2)	525,018
	450,000	1.51%, 03/16/2020(1)	449,755

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 31.4% - (continued)
		Asset-Backed - Automobile - 14.5% - (continued)
		Harley-Davidson Motorcycle Trust
$	1,566,088	1.41%, 06/15/2020	$1,564,913
		Huntington Auto Trust
	1,731,560	1.29%, 05/15/2019	1,730,683
		Hyundai Auto Lease Securitization Trust
	810,000	1.52%, 10/15/2019(1)	809,520
	3,040,000	1.88%, 08/17/2020(1)	3,042,451
		Hyundai Auto Receivables Trust
	1,845,000	1.48%, 02/18/2020	1,843,991
		Mercedes-Benz Auto Lease Trust
	928,942	1.15%, 01/15/2019	928,071
	2,805,000	1.53%, 08/15/2019	2,803,861
		Mercedes-Benz Auto Receivables Trust
	1,205,000	1.26%, 02/16/2021	1,199,164
		Nissan Auto Lease Trust
	1,844,438	1.22%, 08/15/2018	1,843,292
		Nissan Auto Receivables Owner Trust
	772,720	1.05%, 04/15/2019	771,812
		Prestige Auto Receivables Trust
	1,431,954	1.46%, 07/15/2020(1)	1,428,610
	639,651	1.78%, 08/15/2019(1)	640,013
		Santander Drive Auto Receivables Trust
	620,000	1.49%, 02/18/2020	619,534
		Securitized Term Auto Receivables Trust
	1,100,000	1.51%, 04/25/2019(1)	1,099,060
		Toyota Auto Receivables Owner Trust
	450,000	1.30%, 04/15/2020	448,740
		Westlake Automobile Receivables Trust
	2,026,783	1.57%, 06/17/2019(1)	2,026,639
	1,170,000	1.78%, 04/15/2020(1)	1,169,407
		Wheels SPV LLC
	401,173	1.59%, 05/20/2025(1)	399,961
		World Omni Auto Receivables Trust
	299,784	0.96%, 07/15/2019	299,656
		World Omni Automobile Lease Securitization Trust
	219,748	1.06%, 05/15/2018	219,693
	1,030,000	1.68%, 12/16/2019	1,030,563

			81,278,648

		Asset-Backed - Credit Card - 7.7%
		BA Credit Card Trust
	2,995,000	1.54%, 06/15/2021(2)	3,007,586
		Barclays Dryrock Issuance Trust
	915,000	1.49%, 03/15/2023(2)	916,268
		Cabela’s Credit Card Master Note Trust
	3,000,000	1.61%, 07/15/2022(2)	3,010,201
	1,785,000	1.78%, 06/15/2022	1,782,128
		Capital One Multi-Asset Execution Trust
	2,500,000	1.61%, 02/15/2022(2)	2,514,707
		CARDS II Trust
	1,815,000	1.53%, 04/18/2022(1)(2)	1,815,967
		CARDS Trust
	2,480,000	1.86%, 07/15/2021(1)(2)	2,491,349
		Chase Issuance Trust
	2,250,000	1.27%, 07/15/2021	2,229,413
	6,000,000	1.58%, 11/16/2020(2)	6,025,499
		Evergreen Credit Card Trust
	4,750,000	1.88%, 04/15/2020(1)(2)	4,770,998

The accompanying notes are an integral part of these financial statements.

154

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 31.4% - (continued)
		Asset-Backed - Credit Card - 7.7% - (continued)
		Master Credit Card Trust
$	3,650,000	1.96%, 09/23/2019(1)(2)	$3,667,304
		Penarth Master Issuer plc
	2,000,000	1.86%, 03/18/2020(1)(2)	2,003,160
		Synchrony Credit Card Master Note Trust
	2,855,000	1.60%, 04/15/2021	2,855,479
	3,500,000	1.61%, 11/15/2020	3,501,993
		Trillium Credit Card Trust
	2,380,000	1.94%, 05/26/2021(1)(2)	2,389,684

			42,981,736

		Asset-Backed - Finance & Insurance - 6.5%
		Ally Master Owner Trust
	2,000,000	1.54%, 09/15/2019	2,000,392
	3,275,000	1.60%, 10/15/2019	3,275,643
	2,500,000	1.65%, 10/15/2019(2)	2,502,113
		CNH Equipment Trust
	1,383,634	1.26%, 02/18/2020	1,381,885
	627,547	1.31%, 10/15/2019	626,978
	2,095,000	1.64%, 07/15/2020	2,094,445
		Ford Credit Floorplan Master Owner Trust
	1,745,000	1.69%, 07/15/2020(2)	1,750,997
	1,380,000	1.76%, 08/15/2020(2)	1,386,455
		GMF Floorplan Owner Revolving Trust
	1,150,000	1.66%, 05/15/2020(1)(2)	1,152,994
	1,440,000	1.73%, 01/18/2022(1)(2)	1,445,384
		GreatAmerica Leasing Receivables Funding LLC
	807,970	1.57%, 05/21/2018(1)	807,957
	915,000	1.72%, 04/22/2019(1)	914,475
		John Deere Owner Trust
	1,194,414	1.09%, 02/15/2019	1,193,331
	830,000	1.50%, 10/15/2019	829,218
		Kubota Credit Owner Trust
	57,595	1.16%, 05/15/2018(1)	57,589
	632,891	1.25%, 04/15/2019(1)	631,904
		MMAF Equipment Finance LLC
	2,878,720	1.39%, 10/16/2019(1)	2,875,495
	965,000	1.73%, 05/18/2020(1)	964,886
		New York City Tax Lien
	439,480	1.34%, 11/10/2028(1)	438,250
	407,783	1.47%, 11/10/2029(1)	408,435
		Verizon Owner Trust
	2,250,000	1.42%, 01/20/2021(1)	2,238,870
	730,000	1.92%, 12/20/2021(1)	729,888
	905,000	2.06%, 09/20/2021(1)	909,446
		Volvo Financial Equipment LLC
	3,965,000	1.55%, 10/15/2019(1)	3,960,028
		Wells Fargo Dealer Floorplan Master Note Trust
	1,630,000	1.59%, 07/20/2019(2)	1,630,186

			36,207,244

		Asset-Backed - Student Loan - 1.6%
		Navient Student Loan Trust
	2,127,072	1.62%, 07/26/2066(1)(2)	2,130,352
	692,218	1.70%, 03/25/2066(1)(2)	693,774
		SLM Student Loan Trust
	1,372,369	1.25%, 10/25/2024(2)	1,370,295
	998,966	1.28%, 01/25/2027(2)	993,574
	279,893	1.57%, 10/25/2021(2)	280,020

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 31.4% - (continued)
		Asset-Backed - Student Loan - 1.6% - (continued)
$	1,392,842	1.74%, 03/25/2026(2)	$1,396,399
	2,063,300	1.82%, 11/25/2027(2)	2,072,376

			8,936,790

		Commercial Mortgage - Backed Securities - 1.1%
		Community or Commercial Mortgage Trust
	1,291,270	1.91%, 01/10/2046	1,292,539
		FREMF Mortgage Trust
	1,365,000	1.35%, 02/25/2020(2)	1,368,590
		LB-UBS Commercial Mortgage Trust
	3,271,517	6.30%, 04/15/2041(2)	3,334,695

			5,995,824

		Total Asset & Commercial Mortgage Backed Securities (cost $175,502,460)	$175,400,242

CORPORATE BONDS - 41.9%
		Agriculture - 0.9%
		BAT International Finance plc
$	2,000,000	1.76%, 06/15/2018(1)(2)	$2,005,424
		Philip Morris International, Inc.
	1,750,000	1.59%, 02/21/2020(2)	1,758,251
		Reynolds American, Inc.
	1,425,000	2.30%, 06/12/2018	1,431,206

			5,194,881

		Auto Manufacturers - 4.4%
		American Honda Finance Corp.
	2,500,000	1.62%, 07/13/2018(2)	2,508,130
		Daimler Finance North America LLC
	1,750,000	1.50%, 07/05/2019(1)	1,733,337
	2,000,000	1.65%, 05/18/2018(1)	1,999,026
		Ford Motor Credit Co. LLC
	2,500,000	2.06%, 03/12/2019(2)	2,506,192
	1,500,000	2.26%, 03/28/2019	1,504,089
		Harley-Davidson Financial Services, Inc.
	1,500,000	2.25%, 01/15/2019(1)	1,505,034
		Nissan Motor Acceptance Corp.
	2,000,000	1.50%, 03/02/2018(1)	1,996,394
		PACCAR Financial Corp.
	1,000,000	1.40%, 05/18/2018	999,557
	1,500,000	1.82%, 12/06/2018(2)	1,510,916
		Toyota Motor Credit Corp.
	1,250,000	1.20%, 04/06/2018	1,247,560
	2,000,000	1.42%, 04/17/2020(2)	2,004,520
	1,850,000	1.48%, 01/12/2018(2)	1,852,749
		Volkswagen Group of America Finance LLC
	3,000,000	1.64%, 05/22/2018(1)(2)	3,002,358

			24,369,862

		Beverages - 2.2%
		Anheuser-Busch InBev Finance, Inc.
	5,000,000	1.57%, 02/01/2019(2)	5,009,045
		Anheuser-Busch InBev Worldwide, Inc.
	6,000,000	1.86%, 08/01/2018(2)	6,047,646
		PepsiCo, Inc.
	1,250,000	1.21%, 05/02/2019(2)	1,249,951

			12,306,642

The accompanying notes are an integral part of these financial statements.

155

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 41.9% - (continued)
		Biotechnology - 0.3%
		Amgen, Inc.
$	2,000,000	1.50%, 05/10/2019(2)	$2,005,634

		Chemicals - 0.5%
		Air Liquide Finance S.A.
	1,250,000	1.38%, 09/27/2019(1)	1,233,002
		EI du Pont de Nemours & Co.
	1,450,000	1.70%, 05/01/2020(2)	1,458,716

			2,691,718

		Commercial Banks - 18.8%
		ABN Amro Bank N.V.
	2,200,000	1.80%, 01/18/2019(1)(2)	2,208,182
		Bank of America Corp.
	2,000,000	1.70%, 08/25/2017	2,000,864
	1,280,000	2.00%, 01/11/2018	1,281,958
	2,000,000	2.20%, 01/15/2019(2)	2,025,100
	2,000,000	2.36%, 03/22/2018(2)	2,012,094
	720,000	5.65%, 05/01/2018	742,610
		Bank of Montreal
	1,350,000	1.35%, 08/28/2018	1,344,928
	2,000,000	1.40%, 04/10/2018	1,997,672
		Bank of Nova Scotia
	1,750,000	1.65%, 06/14/2019	1,742,874
		Bank of Tokyo-Mitsubishi UFJ Ltd.
	2,000,000	1.53%, 09/08/2017(1)(2)	2,000,334
		BB&T Corp.
	1,500,000	1.82%, 06/15/2020(2)	1,507,500
	2,500,000	1.83%, 02/01/2019(2)	2,517,697
		Capital One Financial Corp.
	1,250,000	1.94%, 05/12/2020(2)	1,256,105
	1,500,000	2.17%, 03/09/2022(2)	1,497,021
		Citigroup, Inc.
	4,000,000	1.93%, 04/08/2019(2)	4,025,944
		Citizens Bank NA
	1,500,000	1.75%, 03/02/2020(2)	1,501,205
		Commonwealth Bank of Australia
	2,070,000	1.82%, 11/07/2019(1)(2)	2,082,470
		Credit Agricole S.A.
	2,500,000	2.20%, 06/10/2020(1)(2)	2,529,295
		Credit Suisse AG
	2,250,000	1.70%, 04/27/2018	2,249,847
	2,250,000	1.85%, 04/27/2018(2)	2,258,674
		Danske Bank A/S
	1,500,000	1.72%, 03/02/2020(1)(2)	1,503,042
	2,000,000	1.80%, 09/06/2019(1)(2)	2,007,498
		Fifth Third Bank
	2,350,000	1.88%, 09/27/2019(2)	2,363,783
	2,000,000	2.08%, 08/20/2018(2)	2,009,644
		Goldman Sachs Group, Inc.
	2,000,000	2.31%, 04/23/2020(2)	2,033,392
	3,500,000	2.35%, 11/15/2021(2)	3,532,462
	1,000,000	2.37%, 04/30/2018(2)	1,007,620
		HSBC Bank plc
	3,000,000	1.82%, 05/15/2018(1)(2)	3,012,051
		Huntington National Bank
	1,500,000	1.74%, 03/10/2020(2)	1,504,232
		ING Bank N.V.
	1,000,000	1.65%, 08/15/2019(1)	990,155
	2,300,000	1.80%, 03/16/2018(1)(2)	2,305,062
		JP Morgan Chase & Co.
	3,000,000	1.80%, 01/28/2019(2)	3,018,765
	1,500,000	1.88%, 06/01/2021(2)	1,502,076

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 41.9% - (continued)
		Commercial Banks - 18.8% - (continued)
		KeyBank NA
$	1,000,000	1.60%, 08/22/2019	$992,590
	1,600,000	1.72%, 06/01/2018(2)	1,606,056
		Morgan Stanley
	3,000,000	2.00%, 01/24/2019(2)	3,021,486
	1,275,000	5.95%, 12/28/2017	1,301,016
		PNC Bank NA
	2,000,000	1.45%, 07/29/2019	1,980,988
	870,000	1.70%, 12/07/2018	869,890
		Royal Bank of Canada
	3,000,000	1.61%, 01/10/2019(2)	3,010,014
		Santander UK plc
	1,500,000	1.71%, 09/29/2017(2)	1,500,719
	2,500,000	2.04%, 08/24/2018(2)	2,515,947
		Societe Generale S.A.
	3,000,000	2.38%, 10/01/2018(2)	3,020,127
		Standard Chartered plc
	2,000,000	1.80%, 04/17/2018(1)(2)	1,997,740
		Sumitomo Mitsui Banking Corp.
	1,250,000	1.83%, 10/19/2018(2)	1,253,274
		SunTrust Bank
	3,000,000	1.70%, 01/31/2020(2)	3,019,158
		Svenska Handelsbanken AB
	1,665,000	1.71%, 09/06/2019(2)	1,672,231
		Toronto-Dominion Bank
	2,250,000	1.45%, 08/13/2019	2,230,333
		U.S. Bancorp
	875,000	1.67%, 11/15/2018(2)	879,611
		U.S. Bank NA
	1,250,000	1.47%, 01/24/2020(2)	1,254,460
		UBS AG
	1,250,000	1.54%, 12/07/2018(1)(2)	1,250,400
	800,000	1.80%, 06/08/2020(1)(2)	801,096
	1,500,000	2.00%, 03/26/2018(2)	1,506,766
		Wells Fargo Bank NA
	1,500,000	1.65%, 01/22/2018	1,501,017
	2,000,000	1.87%, 12/06/2019(2)	2,023,396

			104,780,471

		Commercial Services - 0.2%
		Catholic Health Initiatives
	1,370,000	1.60%, 11/01/2017	1,370,215

		Diversified Financial Services - 1.7%
		American Express Credit Corp.
	1,000,000	1.50%, 05/03/2019(2)	1,002,843
	2,500,000	1.82%, 03/18/2019(2)	2,512,480
		General Electric Co.
	3,000,000	2.01%, 04/02/2018(2)	3,015,789
		Protective Life Global Funding
	1,465,000	1.72%, 04/15/2019(1)	1,454,911
		Synchrony Financial
	1,700,000	2.40%, 02/03/2020(2)	1,712,840

			9,698,863

		Electric - 0.2%
		Pacific Gas & Electric Co.
	1,080,000	1.40%, 11/30/2017(2)	1,080,260

		Electronics - 0.4%
		Honeywell International, Inc.
	2,000,000	1.45%, 10/30/2019(2)	2,011,096

The accompanying notes are an integral part of these financial statements.

156

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 41.9% - (continued)
		Healthcare - Products - 0.3%
		Medtronic, Inc.
$	1,820,000	1.50%, 03/15/2018	$1,820,389

		Healthcare - Services - 0.4%
		Roche Holdings, Inc.
	2,500,000	1.64%, 09/30/2019(1)(2)	2,507,190

		Insurance - 2.4%
		Berkshire Hathaway, Inc.
	2,000,000	1.15%, 08/15/2018	1,992,812
		Jackson National Life Global Funding
	1,400,000	1.54%, 12/27/2018(1)(2)	1,399,591
		MassMutual Global Funding II
	1,500,000	1.55%, 10/11/2019(1)	1,483,190
		Metropolitan Life Global Funding I
	2,460,000	1.75%, 12/19/2018(1)	2,456,873
		New York Life Global Funding
	2,000,000	1.43%, 04/09/2020(1)(2)	2,004,788
		Prudential Financial, Inc.
	4,000,000	1.96%, 08/15/2018(2)	4,026,248

			13,363,502

		IT Services - 0.5%
		Apple, Inc.
	1,425,000	1.25%, 05/11/2020(2)	1,423,800
		Hewlett Packard Enterprise Co.
	1,167,000	2.45%, 10/05/2017	1,169,915

			2,593,715

		Machinery - Construction & Mining - 0.3%
		Caterpillar Financial Services Corp.
	1,750,000	1.57%, 03/22/2019(2)	1,753,169

		Machinery - Diversified - 0.6%
		John Deere Capital Corp.
	2,000,000	1.54%, 03/13/2020(2)	2,004,122
	1,125,000	1.58%, 06/22/2020(2)	1,126,373

			3,130,495

		Media - 1.0%
		NBCUniversal Enterprise, Inc.
	1,125,000	1.70%, 04/01/2021(1)(2)	1,127,833
	3,000,000	1.84%, 04/15/2018(1)(2)	3,015,432
		Walt Disney Co.
	1,315,000	0.88%, 07/12/2019	1,295,458

			5,438,723

		Miscellaneous Manufacturing - 0.6%
		Siemens Financieringsmaatschappij N.V.
	1,700,000	1.56%, 09/13/2019(1)(2)	1,706,003
	1,500,000	1.59%, 03/16/2020(1)(2)	1,503,622

			3,209,625

		Oil & Gas - 3.2%
		BP Capital Markets plc
	2,345,000	1.67%, 02/13/2018	2,346,419
	4,000,000	1.93%, 09/26/2018(2)	4,024,952
		Chevron Corp.
	1,500,000	1.43%, 03/03/2020(2)	1,503,516
		ConocoPhillips Co.
	3,000,000	1.51%, 05/15/2018(2)	3,005,028
		Exxon Mobil Corp.
	2,500,000	1.44%, 03/01/2018	2,500,445

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 41.9% - (continued)
		Oil & Gas - 3.2% - (continued)
		Phillips 66
$	1,660,000	1.89%, 04/15/2020(1)(2)	$1,663,338
		Statoil ASA
	3,000,000	1.64%, 11/08/2018(2)	3,014,310

			18,058,008

		Oil & Gas Services - 0.3%
		Schlumberger Holdings Corp.
	1,800,000	1.90%, 12/21/2017(1)	1,801,663

		Pharmaceuticals - 1.8%
		Actavis Funding SCS
	4,700,000	2.31%, 03/12/2018(2)	4,725,235
		Baxalta, Inc.
	1,750,000	2.07%, 06/22/2018(2)	1,758,657
		Bayer US Finance LLC
	2,000,000	1.58%, 10/06/2017(1)(2)	2,000,342
		Cardinal Health, Inc.
	1,425,000	1.95%, 06/14/2019	1,426,415

			9,910,649

		Retail - 0.5%
		CVS Health Corp.
	1,500,000	1.90%, 07/20/2018	1,503,897
		Home Depot, Inc.
	1,500,000	1.37%, 06/05/2020(2)	1,501,178

			3,005,075

		Semiconductors - 0.4%
		QUALCOMM, Inc.
	2,000,000	1.65%, 05/20/2020(2)	2,009,024

		Total Corporate Bonds (cost $233,522,896)	$234,110,869

MUNICIPAL BONDS - 0.4%
		General - 0.4%
		Fresno County, CA
$	325,000	4.66%, 08/15/2018	$330,548
		Illinois State, GO
	1,750,000	5.13%, 07/01/2017	1,750,000

			2,080,548

		Total Municipal Bonds (cost $2,081,038)	$2,080,548

U.S. GOVERNMENT AGENCIES - 15.0%
		FFCB - 4.5%
$	25,000,000	0.67%, 10/18/2017 $	$24,967,950

		FHLB - 7.1%
	9,800,000	0.75%, 09/08/2017	9,794,237
	15,000,000	0.88%, 01/30/2018	14,968,995
	15,000,000	1.38%, 05/28/2019	14,983,950

			39,747,182

		FHLMC - 3.4%
	3,825,000	0.75%, 04/09/2018	3,810,649
	15,000,000	1.00%, 09/29/2017	14,996,475

			18,807,124

		Total U.S. Government Agencies (cost $83,593,339)	$83,522,256

The accompanying notes are an integral part of these financial statements.

157

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 10.1%
		U.S. Treasury Securities - 10.1%
		U.S. Treasury Notes - 10.1%
$	10,000,000	0.75%, 10/31/2017	$9,988,600
	14,000,000	0.75%, 01/31/2018	13,965,448
	25,000,000	0.88%, 01/31/2018	24,956,225
	7,500,000	1.00%, 02/15/2018	7,489,470

			56,399,743

			56,399,743

		Total U.S. Government Securities (cost $56,474,649)	$56,399,743

		Total Long-Term Investments (cost $551,174,382)	$551,513,658

SHORT-TERM INVESTMENTS - 1.2%
		Foreign Government Obligations - 0.9%
		Canada - 0.3%
		Canadian Imperial Bank of Commerce
$	1,500,000	1.52%, 12/01/2017(3)	$1,501,949

		Switzerland - 0.6%
		Credit Suisse NY
	3,200,000	1.75%, 11/14/2017(3)	3,204,542

			4,706,491

		Other Investment Pools & Funds - 0.3%
	1,820,612	Fidelity Institutional Government Fund, Institutional Class	1,820,612

		Total Short-Term Investments (cost $6,522,561)	$6,527,103

Total Investments (cost $557,696,943)^	100.0%	$558,040,761
Other Assets and Liabilities	0.0%	(187,509)

Total Net Assets	100.0%	$557,853,252

The accompanying notes are an integral part of these financial statements.

158

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$900,285
Unrealized Depreciation	(556,467)

Net Unrealized Appreciation	$343,818

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2017, the aggregate value of these securities was $128,825,446, which represented 23.1% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2017.

(3)	The rate shown represents current yield to maturity.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.

Municipal Abbreviations:
GO	General Obligation

The accompanying notes are an integral part of these financial statements.

159

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$175,400,242	$—	$175,400,242	$—
Corporate Bonds	234,110,869	—	234,110,869	—
Municipal Bonds	2,080,548	—	2,080,548	—
U.S. Government Agencies	83,522,256	—	83,522,256	—
U.S. Government Securities	56,399,743	—	56,399,743	—
Short-Term Investments	6,527,103	1,820,612	4,706,491	—

Total	$558,040,761	$1,820,612	$556,220,149	$—

(1)	For the six-month period ended June 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

160

Hartford U.S. Government Securities HLS Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 16.1%
		Asset-Backed - Automobile - 0.8%
$	3,350,000	Westlake Automobile Receivables Trust 3.40%, 01/15/2021(1)	$3,375,405

		Asset-Backed - Finance & Insurance - 4.4%
	2,990,000	Ares CLO Ltd. 2.35%, 04/17/2026(1)(2)	2,991,435
	1,530,000	Cent CLO Ltd. 2.27%, 07/23/2025(1)(2)	1,531,174
	4,070,000	Dryden Senior Loan Fund 2.24%, 04/18/2026(1)(2)	4,067,949
	580,000	Green Tree Agency Advance Funding Trust 2.38%, 10/15/2048(1)	577,598
	1,700,000	Limerock CLO Ltd. 2.46%, 04/18/2026(1)(2)	1,703,189
	1,285,000	Shackleton CLO Ltd. 3.11%, 04/15/2027(1)(2)	1,285,077
	4,720,000	Springleaf Funding Trust 3.16%, 11/15/2024(1)	4,762,690
	771,629	Structured Asset Securities Corp. 2.72%, 02/25/2033(2)	765,270
	833,445	Towd Point Mortgage Trust 2.75%, 04/25/2057(1)(2)	841,390

			18,525,772

		Asset-Backed - Home Equity - 1.0%
	839,635	Morgan Stanley Asset Backed Securities Capital I, Inc. Trust 2.72%, 11/25/2032(2)	836,187
	3,606,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	3,585,781

			4,421,968

		Commercial Mortgage - Backed Securities - 4.1%
	3,400,000	CSMC Trust 2.76%, 04/05/2033(1)	3,440,457
		FREMF Mortgage Trust
	5,845,000	1.35%, 02/25/2020(2)	5,860,373
	460,000	2.97%, 03/25/2045(1)(2)	459,448
	1,225,000	3.82%, 04/25/2048(1)(2)	1,226,199
	2,645,000	3.94%, 06/25/2047(1)(2)	2,718,469
	1,665,000	4.17%, 11/25/2044(1)(2)	1,700,033
	1,990,000	5.69%, 04/25/2020(1)(2)	2,148,444

			17,553,423

		Whole Loan Collateral CMO - 5.8%
	502,609	Angel Oak Mortgage Trust LLC 2.81%, 01/25/2047(1)(2)	503,645
	951,598	COLT Mortgage Loan Trust 2.75%, 09/25/2046(1)(2)	961,017
	1,081,723	Deephaven Residential Mortgage Trust 2.73%, 12/26/2046(1)(2)	1,081,383
		LSTAR Securities Investment Trust
	1,515,569	3.00%, 10/01/2021(1)(2)	1,509,825
	930,550	3.05%, 04/01/2022(1)(2)	915,987
	697,304	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(1)(2)	698,644
		New Residential Mortgage Loan Trust
	1,477,111	3.25%, 09/25/2056(1)(2)	1,506,576
	1,913,159	3.75%, 03/25/2056(1)(2)	1,961,283
	1,216,507	Sequoia Mortgage Trust 1.67%, 02/20/2035(2)	1,201,764
	1,993,077	Thornburg Mortgage Securities Trust 3.11%, 04/25/2045(2)	1,998,225

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 16.1% - (continued)
		Whole Loan Collateral CMO - 5.8% - (continued)
		Towd Point Mortgage Trust
$	1,808,465	2.75%, 04/25/2055(1)(2)	$1,822,216
	88,872	2.75%, 05/25/2055(1)(2)	89,557
	530,777	2.75%, 08/25/2055(1)(2)	536,351
	2,182,889	3.00%, 03/25/2054(1)(2)	2,203,748
	2,399,000	3.75%, 04/25/2055(1)(2)	2,464,618
		WaMu Mortgage Pass-Through Certificates Trust
	1,684,725	2.73%, 03/25/2033(2)	1,686,402
	1,827,419	2.79%, 10/25/2035(2)	1,828,152
	1,347,231	Wells Fargo Mortgage Backed Securities Trust 2.93%, 09/25/2033(2)	1,369,613

			24,339,006

		Total Asset & Commercial Mortgage Backed Securities (cost $67,601,657)	$68,215,574

U.S. GOVERNMENT AGENCIES - 53.9%
		FHLMC - 18.6%
$	4,053,294	1.38%, 04/25/2020(2)	$4,055,659
	8,746,642	1.57%, 01/25/2022	8,684,103
	1,081,921	2.42%, 08/25/2029(2)	1,094,041
	1,162,607	2.50%, 12/15/2026(3)	76,690
	1,081,064	2.50%, 03/15/2028(3)	90,191
	753,892	2.50%, 05/15/2028(3)	61,828
	1,094,675	3.00%, 05/15/2032(3)	92,110
	747,733	3.00%, 03/15/2033(3)	98,481
	4,550,890	3.00%, 11/01/2036	4,619,915
	2,146,474	3.00%, 06/15/2041	2,195,098
	4,955,209	3.00%, 07/15/2041	5,055,521
	185,562	3.00%, 09/01/2045	185,381
	696,148	3.00%, 10/01/2046	697,258
	6,200,000	3.00%, 07/01/2047(4)(5)	6,186,438
	6,205,000	3.50%, 11/15/2025	6,541,582
	1,390,111	3.50%, 06/15/2026(3)	108,948
	467,275	3.50%, 09/15/2026(3)	46,571
	819,553	3.50%, 03/15/2027(3)	79,086
	5,100,000	3.50%, 07/01/2047(5)	5,243,463
	460,568	4.00%, 07/15/2027(3)	51,359
	1,410,924	4.00%, 03/15/2028(3)	151,602
	731,210	4.00%, 06/15/2028(3)	82,294
	330,747	4.00%, 06/01/2044	348,114
	5,700,000	4.00%, 07/01/2047(4)(5)	5,994,640
	5,700,000	4.00%, 08/01/2047(4)(5)	5,983,285
	26,054	4.50%, 12/01/2018	26,633
	2,804,925	4.50%, 02/15/2027(3)	324,039
	3,042,713	4.50%, 05/15/2034	3,201,323
	2,325,000	4.50%, 07/01/2047(4)(5)	2,490,685
	2,300,000	4.50%, 08/01/2047(4)(5)	2,460,919
	999,023	5.00%, 09/15/2033(3)	210,475
	2,000,000	5.00%, 07/01/2047(4)(5)	2,172,359
	5,324	5.50%, 06/01/2034	5,896
	42,010	5.50%, 10/01/2035	46,986
	66,652	5.50%, 04/01/2037	74,313
	839,840	5.50%, 12/01/2037	932,418
	312,250	5.50%, 04/01/2038	344,852
	20,313	5.50%, 05/01/2038	22,637
	1,659,607	5.50%, 08/01/2038	1,848,339
	3,271	5.50%, 12/01/2039	3,641

The accompanying notes are an integral part of these financial statements.

161

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 53.9% - (continued)
		FHLMC - 18.6% - (continued)
$	43,109	6.00%, 10/01/2021	$48,440
	57,890	6.00%, 10/01/2022	65,049
	82,244	6.00%, 01/01/2028	92,682
	22,392	6.00%, 04/15/2028	25,325
	48,253	6.00%, 05/15/2028(6)	53,744
	55,185	6.00%, 11/15/2028	61,317
	102,756	6.00%, 12/15/2028	114,676
	226,450	6.00%, 01/15/2029	257,257
	50,967	6.00%, 02/15/2029	56,702
	60,667	6.00%, 03/15/2029	68,632
	36,789	6.00%, 05/15/2029	41,889
	8,999	6.00%, 06/15/2029	9,997
	2,510	6.00%, 03/15/2031	2,861
	104,024	6.00%, 04/15/2031	117,925
	48,201	6.00%, 10/15/2031	54,354
	58,718	6.00%, 12/01/2031	66,901
	368,553	6.00%, 12/15/2031(6)	419,796
	453,285	6.00%, 12/15/2031	515,964
	18,118	6.00%, 05/15/2032	20,495
	1,021,748	6.00%, 06/15/2032	1,156,807
	851,095	6.00%, 09/15/2032	950,668
	77,717	6.00%, 10/15/2032	89,410
	627	6.00%, 11/01/2032	713
	54,599	6.00%, 11/15/2032	61,636
	15,493	6.00%, 04/01/2033	17,409
	21,783	6.00%, 09/01/2034	24,872
	7,172	6.50%, 04/01/2028	8,004
	329,304	6.50%, 08/15/2028	369,219
	839,764	6.50%, 05/15/2032	957,777
	114,181	6.50%, 08/01/2032	128,077
	252,982	6.50%, 09/01/2032	287,193
	25,999	7.00%, 10/01/2026	26,894
	4,120	7.00%, 03/01/2027	4,504
	1,950	7.00%, 12/01/2027	1,950
	1,137	7.00%, 02/01/2029	1,294
	721	7.00%, 05/01/2029	823
	1,634	7.00%, 09/01/2029	1,806
	591	7.00%, 02/01/2031	678
	91,880	7.00%, 04/01/2032	106,717
	60,351	7.00%, 05/01/2032	61,781
	64,047	7.00%, 06/01/2032	74,567
	94,515	7.00%, 11/01/2032	103,985
	3,187	7.50%, 05/01/2024	3,502
	517	7.50%, 06/01/2024	519
	1,212	7.50%, 06/01/2025	1,314
	5,273	8.00%, 08/01/2024	5,434
	5,111	8.00%, 09/01/2024	5,285
	7,367	8.00%, 10/01/2024	7,646
	413	10.00%, 11/01/2020	415

			78,544,078

		FNMA - 31.6%
	2,478,233	1.48%, 04/25/2024(2)	2,484,682
	2,919,862	1.89%, 06/25/2055(2)(3)	167,433
	6,400,000	1.97%, 11/01/2023	6,253,958
	1,686,261	2.00%, 09/25/2039	1,640,437
	3,830,286	2.03%, 08/25/2044(2)(3)	194,755
	692,535	2.05%, 11/01/2023	680,676
	3,434,828	2.22%, 10/01/2022	3,440,651
	2,300,000	2.23%, 11/01/2023	2,277,872
	6,115,203	2.25%, 10/01/2022	6,123,239

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 53.9% - (continued)
		FNMA - 31.6% - (continued)
$	3,459,851	2.31%, 10/01/2022	$3,480,457
	200,000	2.45%, 11/01/2022	202,144
	28,101	2.50%, 01/01/2043	27,228
	277,337	2.54%, 03/01/2023	281,512
	1,972,468	2.56%, 01/01/2019(7)	1,992,722
	2,500,000	2.68%, 05/01/2025	2,501,263
	100,333	2.74%, 04/01/2022	102,958
	90,377	2.83%, 06/01/2022	93,083
	2,035,000	2.85%, 06/01/2027	2,043,562
	250,000	2.94%, 06/01/2022	258,204
	3,880,666	2.97%, 06/01/2027	3,900,582
	1,975,879	3.00%, 02/25/2027(3)	165,861
	2,131,773	3.00%, 07/25/2027(3)	197,646
	746,139	3.00%, 09/25/2027(3)	67,781
	1,693,172	3.00%, 02/25/2028(3)	164,548
	3,127,707	3.00%, 01/01/2030	3,212,364
	81,513	3.00%, 12/01/2030	83,719
	12,300,000	3.00%, 07/01/2032(4)(5)	12,623,836
	183,544	3.02%, 04/01/2022	188,437
	2,405,800	3.09%, 03/01/2027	2,444,732
	7,567,736	3.11%, 10/01/2021	7,851,783
	1,360,000	3.13%, 04/01/2027	1,388,253
	850,000	3.17%, 03/01/2027	870,644
	2,660,000	3.23%, 04/01/2027	2,736,676
	589,329	3.25%, 12/01/2021	614,933
	1,475,000	3.25%, 04/01/2027	1,520,167
	439,430	3.26%, 01/01/2022	457,708
	385,200	3.34%, 03/01/2027	399,149
	265,818	3.41%, 11/01/2020	276,865
	223,383	3.50%, 11/01/2020	233,827
	4,850,744	3.50%, 04/25/2027(3)	498,395
	851,931	3.50%, 05/25/2027(3)	84,344
	1,372,332	3.50%, 10/25/2027(3)	152,294
	412,017	3.50%, 08/25/2030(3)	50,397
	993,217	3.50%, 02/25/2031(3)	104,226
	759,383	3.50%, 09/25/2035(3)	116,186
	13,720,617	3.50%, 04/25/2044	14,239,318
	1,929,909	3.50%, 02/01/2045	1,983,366
	4,027,914	3.50%, 01/01/2046	4,139,483
	496,063	3.51%, 11/01/2021	522,097
	1,035,050	3.59%, 09/01/2030	1,085,395
	1,774,702	3.65%, 11/01/2021	1,877,831
	85,212	3.65%, 08/01/2023	90,339
	6,219,467	3.73%, 06/01/2018	6,281,438
	1,229,074	3.73%, 07/01/2022	1,301,245
	1,034,661	3.75%, 09/01/2023	1,102,740
	94,798	3.81%, 11/01/2023	101,454
	191,353	3.83%, 07/01/2021	203,465
	286,564	3.85%, 01/01/2024	307,698
	380,903	3.87%, 01/01/2024	409,373
	386,896	3.89%, 10/01/2023	413,105
	2,700,000	3.98%, 07/01/2021	2,881,161
	179,810	3.99%, 07/01/2021	191,950
	1,427,929	4.00%, 05/25/2027(3)	149,571
	1,815,915	4.00%, 11/01/2044	1,909,824
	544,913	4.01%, 08/01/2021	582,771
	1,648,302	4.50%, 10/01/2040	1,779,793
	742,529	4.50%, 10/01/2041	803,166
	2,124,967	4.50%, 01/01/2043	2,298,719
	644,256	4.50%, 09/01/2043	695,367
	2,086,388	4.50%, 08/01/2044	2,254,814

The accompanying notes are an integral part of these financial statements.

162

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 53.9% - (continued)
		FNMA - 31.6% - (continued)
$	28,213	5.00%, 08/01/2018	$28,891
	71,643	5.00%, 10/01/2018	73,365
	157,663	5.00%, 06/01/2025	167,848
	268,449	5.24%, 07/01/2019	283,858
	427,700	5.46%, 05/25/2042(2)(3)	47,544
	2,124	5.50%, 10/01/2017	2,127
	2,534	5.50%, 12/01/2017	2,539
	22,087	5.50%, 04/01/2018	22,201
	18,835	5.50%, 06/01/2018	18,926
	2,136	5.50%, 07/01/2018	2,156
	504,735	5.50%, 08/01/2019	519,106
	247,573	6.00%, 10/01/2023	278,352
	33,924	6.00%, 10/25/2028	38,291
	12,378	6.00%, 11/25/2028	13,830
	46,505	6.00%, 04/25/2029	51,663
	813	6.00%, 05/01/2029	923
	40,144	6.00%, 05/25/2029	44,715
	32,097	6.00%, 06/25/2029	36,241
	74,573	6.00%, 07/25/2029	83,275
	389,428	6.00%, 05/25/2031(6)	441,739
	127,814	6.00%, 09/25/2031	145,224
	29,536	6.00%, 11/25/2031	33,374
	528,048	6.00%, 12/25/2031	590,424
	237,604	6.00%, 01/01/2032	269,185
	256	6.00%, 04/01/2032	287
	412	6.00%, 05/01/2032	469
	2,006	6.00%, 09/25/2032	2,206
	95,563	6.00%, 11/01/2032	107,443
	49,063	6.00%, 02/01/2033	55,799
	273,750	6.00%, 03/01/2033	311,550
	905,788	6.00%, 05/01/2033	1,031,745
	8,152	6.00%, 08/01/2034	9,165
	171,226	6.00%, 01/01/2035	194,950
	2,929,917	6.00%, 02/01/2037	3,327,314
	35	6.50%, 04/01/2024	38
	209	6.50%, 04/01/2027	231
	16,183	6.50%, 04/01/2028	17,899
	130	6.50%, 05/01/2028	144
	8,328	6.50%, 10/01/2028	9,360
	140,811	6.50%, 11/01/2028	157,463
	83,074	6.50%, 12/01/2028	93,975
	418,984	6.50%, 06/25/2029(6)	454,699
	244,886	6.50%, 08/01/2029	278,073
	903	6.50%, 11/01/2030	999
	5,732	6.50%, 05/01/2031	6,605
	204,422	6.50%, 10/25/2031	232,881
	1,301,193	6.50%, 08/01/2032	1,476,266
	54,614	6.50%, 09/01/2032	60,405
	219	7.00%, 11/01/2031	224
	335	7.00%, 12/01/2031	343
	255,585	7.00%, 02/01/2032	295,839
	7,249	7.50%, 06/01/2023	7,834
	1,927	8.00%, 10/01/2029	2,200
	102	8.00%, 03/01/2030	103
	6,922	8.00%, 04/01/2030	8,254
	26	8.00%, 06/01/2030	26
	17,144	8.00%, 10/01/2030	20,542
	27,131	8.00%, 12/01/2030	30,762
	173	9.00%, 08/01/2020	183
	17,379	9.00%, 09/01/2021	17,493

			133,667,238

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 53.9% - (continued)
		GNMA - 3.0%
$	2,766,313	2.50%, 12/16/2039	$2,787,970
	959,346	3.00%, 09/20/2028(3)	92,982
	487,443	3.00%, 02/16/2043(3)	89,694
	408,295	3.50%, 02/16/2027(3)	38,195
	1,001,492	3.50%, 03/20/2027(3)	103,383
	1,210,452	3.50%, 02/20/2041(3)	174,589
	2,038,129	3.50%, 04/20/2042(3)	288,869
	233,249	3.50%, 05/20/2043(3)	42,928
	1,891,105	3.50%, 07/20/2043(3)	285,649
	323,388	4.00%, 12/16/2026(3)	35,986
	4,328,837	4.00%, 05/20/2029(3)	438,706
	545,407	4.00%, 03/20/2043(3)	117,888
	276,612	4.00%, 01/20/2044(3)	58,916
	806,044	4.50%, 04/20/2045(3)	187,263
	938,434	5.00%, 01/20/2034	1,031,639
	699,205	5.00%, 05/20/2040(3)	169,743
	1,152,312	5.50%, 09/20/2033	1,260,734
	1,803,387	5.50%, 03/20/2039(3)	406,178
	1,799,866	5.50%, 02/16/2047(3)	399,854
	1,089,333	5.50%, 02/20/2047(3)	221,422
	512,963	6.00%, 01/15/2033	584,282
	370,710	6.00%, 02/15/2033	422,158
	1,562,548	6.00%, 09/20/2040(3)	360,744
	1,569,151	6.00%, 02/20/2046(3)	372,775
	42,253	6.50%, 12/15/2028	48,774
	32,774	6.50%, 05/15/2029	37,880
	499,938	6.50%, 05/16/2031	564,507
	35,354	6.50%, 09/15/2031	38,633
	239,693	6.50%, 10/15/2031	263,201
	249,987	6.50%, 11/15/2031	275,784
	282,272	6.50%, 01/15/2032	314,141
	15,415	7.00%, 06/20/2030	16,796
	16,436	7.00%, 05/15/2032	19,729
	46,443	7.00%, 07/15/2032	51,420
	112,253	7.00%, 09/15/2032	119,451
	636,155	7.00%, 10/15/2032	722,115
	1,570	7.50%, 04/15/2022	1,574
	3,590	7.50%, 01/15/2023	3,600
	733	7.50%, 05/15/2023	778
	5,465	7.50%, 06/15/2023	5,856
	1,447	7.50%, 07/15/2023	1,451
	15,287	7.50%, 08/15/2023	15,450
	6,529	7.50%, 09/15/2023	6,548
	9,940	7.50%, 10/15/2023	10,320
	15,554	7.50%, 11/15/2023	16,351
	4,354	7.50%, 12/15/2023	4,367
	8,894	7.50%, 02/15/2024	9,180
	2,479	7.50%, 04/15/2024	2,491
	167	7.50%, 05/15/2024	181
	64,617	7.50%, 07/15/2027	71,138
	39,242	7.50%, 04/20/2030	45,278
	61	8.50%, 09/15/2019	61
	9,087	8.50%, 09/15/2024	10,049
	1,103	8.50%, 06/15/2029	1,154
	108	8.50%, 09/15/2029	109
	6,018	8.50%, 10/15/2029	6,404
	2,555	8.50%, 01/15/2030	2,891
	8,419	8.50%, 02/15/2030	8,510
	918	8.50%, 03/15/2030	979

			12,669,698

The accompanying notes are an integral part of these financial statements.

163

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 53.9% - (continued)
		SLM Student Loan Trust - 0.7%
$	3,057,719	2.66%, 04/25/2023(2)	$3,122,805

		Total U.S. Government Agencies (cost $226,803,893)	$228,003,819

U.S. GOVERNMENT SECURITIES - 39.3%
		Other Direct Federal Obligations - 1.2%
		FHLB - 1.2%
$	4,825,000	1.88%, 08/01/2019	$4,861,901

		U.S. Treasury Securities - 38.1%
		U.S. Treasury Notes - 38.1%
	7,785,561	0.13%, 01/15/2023(8)	7,714,378
	20,775,000	0.75%, 10/31/2018	20,614,326
	28,975,000	1.63%, 03/31/2019	29,105,156
	22,225,000	1.88%, 02/28/2022	22,251,914
	15,850,000	2.25%, 11/15/2025	15,853,709
	63,100,001	2.75%, 11/15/2023	65,683,189

			161,222,672

		Total U.S. Government Securities (cost $165,652,271)	$166,084,573

		Total Long-Term Investments (cost $460,057,821)	$462,303,966

SHORT-TERM INVESTMENTS - 0.5%
		Other Investment Pools & Funds - 0.5%
$	2,167,263	Fidelity Institutional Government Fund, Institutional Class	$2,167,263

		Total Short-Term Investments (cost $2,167,263)	$2,167,263

Total Investments (cost $462,225,084)^	109.8%	$464,471,229
Other Assets and Liabilities	(9.8)%	(41,536,910)

Total Net Assets	100.0%	$422,934,319

The accompanying notes are an integral part of these financial statements.

164

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$4,443,454
Unrealized Depreciation	(2,197,309)

Net Unrealized Appreciation	$2,246,145

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2017, the aggregate value of these securities was $52,669,588, which represented 12.5% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2017.

(3)	Securities disclosed are interest-only strips.

(4)	Represents or includes a TBA transaction.

(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $43,293,402 at June 30, 2017.

(6)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.

(7)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

(8)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Futures Contracts Outstanding at June 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	90	09/20/2017	$11,322,633	$11,297,813	$(24,820)
U.S. Treasury 2-Year Note Future	222	09/29/2017	48,047,284	47,976,281	(71,003)
U.S. Treasury 5-Year Note Future	474	09/29/2017	55,975,949	55,854,235	(121,714)

Total					$(217,537)

Total futures contracts					$(217,537)

TBA Sale Commitments Outstanding at June 30, 2017
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FHLMC, 3.50%	$5,100,000	07/01/2047	$(5,239,317)	$21,652
FHLMC, 5.50%	3,400,000	07/01/2047	(3,749,871)	8,723
FNMA, 3.00%	6,575,000	07/01/2047	(6,566,136)	55,486
FNMA, 4.50%	20,675,000	07/01/2047	(22,177,974)	100,596

Total (proceeds $37,919,755)			$(37,733,298)	$186,457

At June 30, 2017, the aggregate market value of TBA Sale Commitments represented (8.9)% of total net assets.

The accompanying notes are an integral part of these financial statements.

165

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at June 30, 2017
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
3M USD LIBOR	2.14% Fixed	USD	6,715,000	05/15/24	$—	$—	$(6,489)	$(6,489)
3M USD LIBOR	2.20% Fixed	USD	6,685,000	05/15/24	—	—	(31,404)	(31,404)
3M USD LIBOR	2.20% Fixed	USD	6,705,000	05/15/24	—	—	(31,498)	(31,498)

Total					$—	$—	$(69,391)	$(69,391)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

The accompanying notes are an integral part of these financial statements.

166

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$68,215,574	$—	$68,215,574	$—
U.S. Government Agencies	228,003,819	—	228,003,819	—
U.S. Government Securities	166,084,573	—	166,084,573	—
Short-Term Investments	2,167,263	2,167,263	—	—

Total	$464,471,229	$2,167,263	$462,303,966	$—

Liabilities
Futures Contracts(2)	$(217,537)	$(217,537)	$—	$—
Swaps - Interest Rate(2)	(69,391)	—	(69,391)	—
TBA Sale Commitments	(37,733,298)	—	(37,733,298)	—

Total	$(38,020,226)	$(217,537)	$(37,802,689)	$—

(1)	For the six-month period ended June 30, 2017, there were no transfers between Level 1 and Level 2, and investments valued at $1,285,000 were transferred from Level 3 to Level 2 due to the expiration of trading restrictions.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2017 is not presented.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

167

Hartford Value HLS Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2%
	Banks - 16.7%
358,510	Bank of America Corp.	$8,697,453
210,515	Citigroup, Inc.	14,079,243
267,412	JP Morgan Chase & Co.	24,441,457
44,750	M&T Bank Corp.	7,247,262
107,260	PNC Financial Services Group, Inc.	13,393,556
335,205	Wells Fargo & Co.	18,573,709

		86,432,680

	Capital Goods - 9.9%
31,505	3M Co.	6,559,026
45,660	Caterpillar, Inc.	4,906,624
112,435	Eaton Corp. plc	8,750,816
87,440	Fortune Brands Home & Security, Inc.	5,704,586
241,660	General Electric Co.	6,527,236
90,715	Ingersoll-Rand plc	8,290,444
77,480	Triumph Group, Inc.	2,448,368
65,260	United Technologies Corp.	7,968,898

		51,155,998

	Commercial & Professional Services - 0.7%
95,130	Nielsen Holdings plc	3,677,726

	Consumer Durables & Apparel - 1.1%
236,335	PulteGroup, Inc.	5,797,298

	Consumer Services - 2.2%
97,713	Hilton Worldwide Holdings, Inc.	6,043,549
103,120	Norwegian Cruise Line Holdings Ltd.*	5,598,385

		11,641,934

	Diversified Financials - 5.9%
17,795	BlackRock, Inc.	7,516,786
27,470	Goldman Sachs Group, Inc.	6,095,593
189,410	Invesco Ltd.	6,665,338
76,100	Nasdaq, Inc.	5,440,389
108,000	Thomson Reuters Corp.	4,999,320

		30,717,426

	Energy - 9.5%
46,615	Anadarko Petroleum Corp.	2,113,524
113,190	Canadian Natural Resources Ltd.	3,264,400
106,405	Chevron Corp.	11,101,234
76,060	EOG Resources, Inc.	6,884,951
85,485	Exxon Mobil Corp.	6,901,204
140,685	Halliburton Co.	6,008,656
365,409	Marathon Oil Corp.	4,330,097
48,030	Occidental Petroleum Corp.	2,875,556
29,540	Pioneer Natural Resources Co.	4,713,993
211,450	Southwestern Energy Co.*	1,285,616

		49,479,231

	Food, Beverage & Tobacco - 4.8%
104,062	British American Tobacco plc	7,091,084
46,313	Kraft Heinz Co.	3,966,246
116,280	Mondelez International, Inc. Class A	5,022,133
76,580	Philip Morris International, Inc.	8,994,321

		25,073,784

	Health Care Equipment & Services - 3.2%
95,366	Medtronic plc	8,463,732
43,245	UnitedHealth Group, Inc.	8,018,488

		16,482,220

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2% - (continued)
	Household & Personal Products - 0.8%
74,950	Unilever N.V.	$4,142,487

	Insurance - 6.7%
79,795	American International Group, Inc.	4,988,783
58,720	Chubb Ltd.	8,536,714
86,610	Marsh & McLennan Cos., Inc.	6,752,116
114,180	MetLife, Inc.	6,273,049
69,985	Principal Financial Group, Inc.	4,483,939
74,375	Unum Group	3,468,106

		34,502,707

	Materials - 2.6%
111,140	Dow Chemical Co.	7,009,600
112,815	International Paper Co.	6,386,457

		13,396,057

	Media - 2.8%
76,620	CBS Corp. Class B	4,886,823
144,590	Comcast Corp. Class A	5,627,443
113,170	Viacom, Inc. Class B	3,799,117

		14,313,383

	Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
25,660	Allergan plc	6,237,689
29,310	Amgen, Inc.	5,048,061
164,930	AstraZeneca plc ADR	5,622,464
121,240	Bristol-Myers Squibb Co.	6,755,493
194,020	Merck & Co., Inc.	12,434,742
27,066	Roche Holding AG	6,915,765

		43,014,214

	Real Estate - 1.0%
194,090	Park Hotels & Resorts, Inc. REIT	5,232,666

	Retailing - 3.7%
31,680	Home Depot, Inc.	4,859,712
63,660	L Brands, Inc.	3,430,637
243,650	Liberty Interactive Corp. QVC Group Class A*	5,979,171
33,530	Lowe’s Cos., Inc.	2,599,581
36,070	Signet Jewelers Ltd.	2,281,067

		19,150,168

	Semiconductors & Semiconductor Equipment - 5.0%
40,280	Analog Devices, Inc.	3,133,784
278,720	Intel Corp.	9,404,013
148,395	Maxim Integrated Products, Inc.	6,662,935
122,940	QUALCOMM, Inc.	6,788,747

		25,989,479

	Software & Services - 3.4%
97,120	Cognizant Technology Solutions Corp. Class A	6,448,768
148,430	eBay, Inc.*	5,183,175
85,705	Microsoft Corp.	5,907,646

		17,539,589

	Technology Hardware & Equipment - 4.4%
28,800	Apple, Inc.	4,147,776
459,920	Cisco Systems, Inc.	14,395,496
728,160	Nokia Oyj ADR	4,485,466

		23,028,738

	Telecommunication Services - 1.1%
130,320	Verizon Communications, Inc.	5,820,091

The accompanying notes are an integral part of these financial statements.

168

Hartford Value HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2% - (continued)
	Transportation - 1.8%
132,915	Schneider National, Inc. Class B	$2,973,309
59,520	Union Pacific Corp.	6,482,323

		9,455,632

	Utilities - 3.6%
42,640	Dominion Energy, Inc.	3,267,503
66,200	Edison International	5,176,178
110,705	Eversource Energy	6,720,900
24,235	NextEra Energy, Inc.	3,396,051

		18,560,632

	Total Common Stocks (cost $385,898,578)	$514,604,140

	Total Long-Term Investments (cost $385,898,578)	$514,604,140

SHORT-TERM INVESTMENTS - 0.8%
	Other Investment Pools & Funds - 0.8%
4,095,832	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$4,095,832

Total Short-Term Investments (cost $4,095,832)		$4,095,832

Total Investments (cost $389,994,410)^	100.0%	$518,699,972
Other Assets and Liabilities	0.0%	8,053

Total Net Assets	100.0%	$518,708,025

The accompanying notes are an integral part of these financial statements.

169

Hartford Value HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$147,192,689
Unrealized Depreciation	(18,487,127)

Net Unrealized Appreciation	$128,705,562

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

170

Hartford Value HLS Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$86,432,680	$86,432,680	$—	$—
Capital Goods	51,155,998	51,155,998	—	—
Commercial & Professional Services	3,677,726	3,677,726	—	—
Consumer Durables & Apparel	5,797,298	5,797,298	—	—
Consumer Services	11,641,934	11,641,934	—	—
Diversified Financials	30,717,426	30,717,426	—	—
Energy	49,479,231	49,479,231	—	—
Food, Beverage & Tobacco	25,073,784	17,982,700	7,091,084	—
Health Care Equipment & Services	16,482,220	16,482,220	—	—
Household & Personal Products	4,142,487	4,142,487	—	—
Insurance	34,502,707	34,502,707	—	—
Materials	13,396,057	13,396,057	—	—
Media	14,313,383	14,313,383	—	—
Pharmaceuticals, Biotechnology & Life Sciences	43,014,214	36,098,449	6,915,765	—
Real Estate	5,232,666	5,232,666	—	—
Retailing	19,150,168	19,150,168	—	—
Semiconductors & Semiconductor Equipment	25,989,479	25,989,479	—	—
Software & Services	17,539,589	17,539,589	—	—
Technology Hardware & Equipment	23,028,738	23,028,738	—	—
Telecommunication Services	5,820,091	5,820,091	—	—
Transportation	9,455,632	9,455,632	—	—
Utilities	18,560,632	18,560,632	—	—
Short-Term Investments	4,095,832	4,095,832	—	—

Total	$518,699,972	$504,693,123	$14,006,849	$—

(1)	For the six-month period ended June 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

171

Hartford HLS Funds

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund
Assets:
Investments in securities, at market value	$2,313,695,909	$5,129,132,456	$677,198,766
Foreign currency	—	258,364	—
Unrealized appreciation on OTC swap contracts	—	—	—
Unrealized appreciation on foreign currency contracts	—	3,020,542	—
Receivables:
Investment securities sold	4,381,277	68,139,403	336,515
Fund shares sold	35,261	91,227	7,509
Dividends and interest	8,479,548	6,051,570	698,910
Variation margin on financial derivative instruments	66,101	—	—
Other assets	2,745	17,735	9,834

Total assets	2,326,660,841	5,206,711,297	678,251,534

Liabilities:
Unrealized depreciation on foreign currency contracts	—	3,823,470	—
Bank overdraft	1,513,536	—	—
Payables:
Investment securities purchased	7,535,749	17,202,659	1,319,239
Fund shares redeemed	1,645,646	3,512,278	421,213
Investment management fees	1,133,833	2,765,857	409,577
Transfer agent fees	456	940	433
Accounting services fees	34,518	72,131	7,856
Board of Directors’ fees	14,506	34,470	4,101
Variation margin on financial derivative instruments	—	—	—
Distribution fees	56,501	123,557	17,036
Accrued expenses	232,166	434,855	113,637
OTC swap premiums received	—	—	—

Total liabilities	12,166,911	27,970,217	2,293,092

Net assets	$2,314,493,930	$5,178,741,080	$675,958,442

Summary of Net Assets:
Capital stock and paid-in-capital	$1,847,085,289	$4,261,843,900	$421,434,867
Undistributed (distributions in excess of) net investment income	35,281,180	35,921,187	3,224,092
Accumulated net realized gain (loss)	(11,153,817)	260,337,983	102,909,259
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	443,281,278	620,638,010	148,390,224

Net assets	$2,314,493,930	$5,178,741,080	$675,958,442

Shares authorized	9,700,000,000	5,450,000,000	3,500,000,000

Par value	$0.0010	$0.0010	$0.0010

Class IA: Net asset value per share	$29.29	$47.23	$15.75

Shares outstanding	69,738,397	97,016,000	37,698,533

Net Assets	$2,042,464,837	$4,582,445,802	$593,694,897

Class IB: Net asset value per share	$29.67	$46.56	$15.59

Shares outstanding	9,167,726	12,253,826	5,277,431

Net Assets	$272,029,093	$570,491,244	$82,263,545

Class IC: Net asset value per share	$—	$46.79	$—

Shares outstanding	—	551,497	—

Net Assets	$—	$25,804,034	$—

Cost of investments	$1,870,536,741	$4,507,640,897	$528,808,542
Cost of foreign currency	$—	$258,688	$—

The accompanying notes are an integral part of these financial statements.

172

Hartford HLS Funds

Statements of Assets and Liabilities – (continued)

June 30, 2017 (Unaudited)

Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford Healthcare HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund

$3,472,105,615	$478,018,301	$1,441,270,869	$352,103,370	$302,493,203	$1,367,069,565	$2,028,139,115
—	44,733	—	28,643	—	2,277,986	—
—	—	—	—	24,675	—	—
—	—	—	—	1,216	5,029,177	—

11,382,141	420,819	30,851,711	50	6,172,980	17,182,232	397,179
1,059,807	120,813	148,789	44,616	78,669	17,646,913	1,394,611
4,324,818	1,004,777	355,783	122,641	4,994,664	6,107,016	879,138
—	—	—	—	282,024	—	—
3,164	10,576	15,320	8,794	11,014	7,911	7,943

3,488,875,545	479,620,019	1,472,642,472	352,308,114	314,058,445	1,415,320,800	2,030,817,986

—	—	—	—	26,947	6,448,788	—
—	—	—	—	—	—	—

1,171,778	334,718	23,156,037	806,402	2,613,327	11,054,131	1,321,777
1,564,629	348,188	1,083,076	219,721	294,423	356,736	692,475
1,863,826	297,397	730,126	236,955	180,268	785,328	1,112,009
543	436	669	417	511	552	249
40,224	5,544	21,657	3,967	3,605	15,980	23,298
19,009	2,681	8,257	1,958	2,043	7,635	10,022
—	—	—	—	—	—	—
88,497	16,659	36,174	10,033	15,385	32,597	20,872
273,302	92,465	146,307	30,061	89,154	236,986	77,178
—	—	—	—	79,721	—	—

5,021,808	1,098,088	25,182,303	1,309,514	3,305,384	18,938,733	3,257,880

$3,483,853,737	$478,521,931	$1,447,460,169	$350,998,600	$310,753,061	$1,396,382,067	$2,027,560,106

$2,030,424,976	$326,194,546	$1,116,520,033	$226,850,415	$307,095,809	$1,469,999,991	$1,359,762,787
32,732,474	3,966,438	(990,211)	(161,845)	26,604,266	38,244,208	419,376
380,203,589	43,613,870	95,771,395	54,996,775	(26,815,174)	(259,202,041)	147,634,096
1,040,492,698	104,747,077	236,158,952	69,313,255	3,868,160	147,339,909	519,743,847

$3,483,853,737	$478,521,931	$1,447,460,169	$350,998,600	$310,753,061	$1,396,382,067	$2,027,560,106

4,200,000,000	3,600,000,000	900,000,000	800,000,000	2,800,000,000	2,825,000,000	2,600,000,000

$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010

$23.63	$26.16	$34.99	$26.21	$8.47	$16.22	$37.91

129,328,114	15,224,916	36,392,407	11,505,759	27,897,351	76,369,108	50,809,922

$3,055,494,649	$398,288,680	$1,273,518,787	$301,516,430	$236,267,952	$1,238,953,966	$1,926,127,717

$23.51	$25.90	$33.68	$25.12	$8.32	$16.40	$37.13

18,224,085	3,098,249	4,245,465	1,969,500	8,949,413	9,597,688	2,732,097

$428,359,088	$80,233,251	$142,995,642	$49,482,170	$74,485,109	$157,428,101	$101,432,389

$—	$—	$34.44	$—	$—	$—	$—

—	—	898,460	—	—	—	—

$—	$—	$30,945,740	$—	$—	$—	$—

$2,431,628,279	$373,262,971	$1,205,105,891	$282,789,225	$298,629,419	$1,218,273,499	$1,508,395,268
$—	$44,889	$—	$28,743	$—	$2,278,462	$—

The accompanying notes are an integral part of these financial statements.

173

Hartford HLS Funds

Statements of Assets and Liabilities – (continued)

June 30, 2017 (Unaudited)

	Hartford MidCap Value HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Small Company HLS Fund
Assets:
Investments in securities, at market value	$367,605,862	$1,306,259,469	$638,258,763
Foreign currency	12	—	5
Unrealized appreciation on OTC swap contracts	—	—	—
Unrealized appreciation on foreign currency contracts	—	—	—
Receivables:
Investment securities sold	2,511,667	34,269,338	8,344,220
Fund shares sold	58,444	1,702,806	38,259
Dividends and interest	295,394	712,799	387,425
Variation margin on financial derivative instruments	—	—	—
OTC swap premiums paid	—	—	—
Other assets	10,791	11,222	10,482

Total assets	370,482,170	1,342,955,634	647,039,154

Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	—
Bank overdraft	—	1	—
Unrealized depreciation on OTC swap contracts	—	—	—
Cash collateral due to broker	—	—	—
TBA sale commitments, at market value	—	—	—
Payables:
Investment securities purchased	2,510,981	30,942,238	11,193,631
Fund shares redeemed	708,054	755,717	286,700
Investment management fees	241,598	655,607	393,301
Transfer agent fees	413	674	627
Accounting services fees	4,228	19,422	9,666
Board of Directors’ fees	2,113	6,404	6,037
Variation margin on financial derivative instruments	—	—	—
Distribution fees	17,619	49,146	11,786
Accrued expenses	59,686	63,853	96,974
OTC swap premiums received	—	—	—

Total liabilities	3,544,692	32,493,062	11,998,722

Net assets	$366,937,478	$1,310,462,572	$635,040,432

Summary of Net Assets:
Capital stock and paid-in-capital	$264,617,828	$1,059,638,769	$556,526,585
Undistributed (distributions in excess of) net investment income	2,724,813	913,151	(1,238,761)
Accumulated net realized gain (loss)	34,186,788	36,056,361	(19,463,402)
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	65,408,049	213,854,291	99,216,010

Net assets	$366,937,478	$1,310,462,572	$635,040,432

Shares authorized	1,200,000,000	700,000,000	1,500,000,000

Par value	$0.0010	$0.0010	$0.0010

Class IA: Net asset value per share	$12.43	$29.40	$18.22

Shares outstanding	22,610,341	36,575,643	31,736,199

Net Assets	$281,144,088	$1,075,348,427	$578,267,349

Class IB: Net asset value per share	$12.33	$28.65	$16.95

Shares outstanding	6,960,002	8,205,676	3,349,667

Net Assets	$85,793,390	$235,114,145	$56,773,083

Cost of investments	$302,196,257	$1,092,405,178	$539,042,938
Cost of foreign currency	$12	$—	$5
Proceeds of TBA sale commitments	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

174

Hartford HLS Funds

Statements of Assets and Liabilities – (continued)

June 30, 2017 (Unaudited)

Hartford Small/Mid Cap Equity HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund

$95,520,957	$1,479,477,252	$3,203,881,161	$558,040,761	$464,471,229	$518,699,972
—	135,433	12,278	—	—	—
—	—	2,414,310	—	—	—
—	—	545,647	—	—	—

29,740	—	716,735,606	—	77,000,576	—
35,365	12,439	445,437	16,325	31,318	110,904
169,714	2,787,648	13,997,091	1,222,826	1,455,006	873,842
—	—	2,899,905	—	692,353	—
—	—	10,179,662	—	—	—
16,901	5,549	3,958	10,137	15,500	13,796

95,772,677	1,482,418,321	3,951,115,055	559,290,049	543,665,982	519,698,514

—	—	184,789	—	—	—
—	—	202,211	—	—	—
—	—	4,409,994	—	—	—
—	—	1,340,000	—	—	—
—	—	334,846,714	—	37,733,298	—

—	—	1,150,155,099	—	82,403,724	—
274,528	884,856	974,898	1,133,659	187,160	571,888
63,735	585,888	942,665	184,881	157,839	319,422
402	429	545	445	425	502
1,115	17,109	36,268	6,471	4,911	5,986
514	8,949	16,353	4,026	3,086	3,031
—	—	2,922,224	—	127,587	—
3,121	29,203	52,680	15,199	15,552	15,723
22,912	171,138	282,643	92,116	98,081	73,937
—	—	13,408,133	—	—	—

366,327	1,697,572	1,509,775,216	1,436,797	120,731,663	990,489

$95,406,350	$1,480,720,749	$2,441,339,839	$557,853,252	$422,934,319	$518,708,025

$74,046,912	$1,239,664,004	$2,298,360,018	$551,414,151	$517,783,881	$330,122,494
1,697,606	14,427,177	106,768,081	6,707,986	12,601,348	5,471,865
6,492,444	(88,147,352)	8,574,203	(612,703)	(109,596,584)	54,409,646
13,169,388	314,776,920	27,637,537	343,818	2,145,674	128,704,020

$95,406,350	$1,480,720,749	$2,441,339,839	$557,853,252	$422,934,319	$518,708,025

900,000,000	4,200,000,000	5,000,000,000	14,000,000,000	700,000,000	800,000,000

$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010

$8.28	$73.79	$11.46	$10.09	$10.45	$16.19

9,772,119	18,154,248	190,698,653	48,076,982	33,307,121	27,348,570

$80,959,392	$1,339,672,854	$2,186,023,756	$485,189,237	$348,040,099	$442,818,687

$8.22	$73.68	$11.39	$10.06	$10.42	$16.15

1,756,604	1,914,346	22,424,654	7,221,051	7,190,757	4,697,754

$14,446,958	$141,047,895	$255,316,083	$72,664,015	$74,894,220	$75,889,338

$82,351,569	$1,164,695,727	$3,179,238,697	$557,696,943	$462,225,084	$389,994,410
$—	$135,433	$69,722	$—	$—	$—
$—	$—	$336,299,592	$—	$37,919,755	$—

The accompanying notes are an integral part of these financial statements.

175

Hartford HLS Funds

Statements of Operations

For the Six-Month Period Ended June 30, 2017 (Unaudited)

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund
Investment Income:
Dividends	$18,133,501	$46,200,922	$5,755,466
Interest	13,242,849	243,985	16,421
Other income	—	2	—
Less: Foreign tax withheld	(223,394)	(1,490,823)	—

Total investment income, net	31,152,956	44,954,086	5,771,887

Expenses:
Investment management fees	7,188,761	16,599,558	2,456,879
Administrative services fees
Class IC	—	29,479	—
Transfer agent fees
Class IA	2,508	4,024	2,372
Class IB	337	494	328
Class IC	—	21	—
Distribution fees
Class IB	342,386	706,853	102,225
Class IC	—	29,479	—
Custodian fees	9,222	83,873	1,497
Registration and filing fees	16,241	23,310	15,111
Accounting services fees	208,287	433,190	47,100
Board of Directors’ fees	34,513	79,557	9,918
Audit fees	19,652	20,234	13,996
Other expenses	147,847	331,181	81,078

Total expenses (before waivers and fees paid indirectly)	7,969,754	18,341,253	2,730,504
Management fee waivers	(347,144)	—	—
Commission recapture	(315)	(74,103)	(906)

Total waivers and fees paid indirectly	(347,459)	(74,103)	(906)

Total expenses, net	7,622,295	18,267,150	2,729,598

Net Investment Income (Loss)	23,530,661	26,686,936	3,042,289

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	83,882,058	272,885,712	37,818,164
Net realized gain (loss) on futures contracts	(826,863)	—	—
Net realized gain (loss) on swap contracts	—	—	—
Net realized gain (loss) on foreign currency contracts	—	(2,512,791)	—
Net realized gain (loss) on other foreign currency transactions	1,904	(293,139)	—

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	83,057,099	270,079,782	37,818,164

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	43,135,529	312,450,298	24,352,859
Net unrealized appreciation (depreciation) of futures contracts	291,092	—	—
Net unrealized appreciation (depreciation) of swap contracts	—	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts	—	(1,793,502)	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	73,989	219,898	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	43,500,610	310,876,694	24,352,859

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	126,557,709	580,956,476	62,171,023

Net Increase (Decrease) in Net Assets Resulting from Operations	$150,088,370	$607,643,412	$65,213,312

The accompanying notes are an integral part of these financial statements.

176

Hartford HLS Funds

Statements of Operations – (continued)

For the Six-Month Period Ended June 30, 2017 (Unaudited)

Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford Healthcare HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund

$44,980,439	$3,768,711	$4,145,189	$1,513,758	$—	$25,033,424	$7,270,769
208,154	15,264	2,942	29,583	9,851,772	102,252	9,213
—	—	—	—	—	—	—
(587,754)	(223,053)	(24,198)	(17,337)	—	(2,804,950)	(71,105)

44,600,839	3,560,922	4,123,933	1,526,004	9,851,772	22,330,726	7,208,877

11,198,616	1,693,928	4,212,405	1,339,948	1,104,190	4,500,263	6,420,865

—	—	35,518	—	—	—	—

2,725	2,272	3,582	2,330	2,090	3,209	3,203
389	468	408	395	658	425	171
—	—	83	—	—	—	—

538,831	96,062	173,552	57,863	94,441	190,065	121,501
—	—	35,518	—	—	—	—
8,922	7,592	8,011	4,560	1,957	37,306	4,562
16,658	15,006	25,310	16,717	14,958	15,503	17,327
241,606	31,513	124,884	22,364	22,084	91,086	134,108
48,883	6,433	19,819	4,634	4,762	18,447	26,249
14,702	15,111	14,319	14,225	18,949	23,310	14,309
220,649	61,343	147,896	17,581	48,218	139,910	83,266

12,291,981	1,929,728	4,801,305	1,480,617	1,312,307	5,019,524	6,825,561
—	—	—	—	—	—	—
(17,425)	(4,010)	(28,927)	(503)	—	(25,497)	(15,208)

(17,425)	(4,010)	(28,927)	(503)	—	(25,497)	(15,208)

12,274,556	1,925,718	4,772,378	1,480,114	1,312,307	4,994,027	6,810,353

32,326,283	1,635,204	(648,445)	45,890	8,539,465	17,336,699	398,524

157,295,162	21,701,922	90,251,797	11,260,798	3,198,830	47,847,594	82,642,750
—	—	—	—	—	—	—
—	—	—	—	565,140	—	—
—	—	—	—	(152,485)	—	—
825	(26,645)	(62,763)	(707)	(8,287)	(23,657)	263

157,295,987	21,675,277	90,189,034	11,260,091	3,603,198	47,823,937	82,643,013

43,487,625	51,287,164	131,221,763	51,946,409	1,759,381	114,757,151	136,071,849
—	—	—	—	—	—	—
—	—	—	—	(269,937)	—	—
—	—	—	—	15,707	(1,419,611)	—
14,536	49,555	7,511	626	(962)	282,665	—

43,502,161	51,336,719	131,229,274	51,947,035	1,504,189	113,620,205	136,071,849

200,798,148	73,011,996	221,418,308	63,207,126	5,107,387	161,444,142	218,714,862

$233,124,431	$74,647,200	$220,769,863	$63,253,016	$13,646,852	$178,780,841	$219,113,386

The accompanying notes are an integral part of these financial statements.

177

Hartford HLS Funds

Statements of Operations – (continued)

For the Six-Month Period Ended June 30, 2017 (Unaudited)

	Hartford MidCap Value HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Small Company HLS Fund
Investment Income:
Dividends	$2,508,558	$4,099,935	$1,837,924
Interest	14,546	29,723	25,391
Other income	1	—	1
Less: Foreign tax withheld	(40,255)	—	—

Total investment income, net	2,482,850	4,129,658	1,863,316

Expenses:
Investment management fees	1,507,932	3,786,848	2,847,057
Transfer agent fees
Class IA	1,946	3,179	2,815
Class IB	594	727	263
Distribution fees
Class IB	110,227	289,574	83,999
Custodian fees	4,111	3,695	4,328
Registration and filing fees	14,983	18,423	15,683
Accounting services fees	26,389	112,118	70,963
Board of Directors’ fees	5,435	17,010	13,545
Audit fees	14,228	12,803	14,395
Other expenses	40,146	77,607	69,929

Total expenses (before waivers and fees paid indirectly)	1,725,991	4,321,984	3,122,977
Commission recapture	(5,448)	(7,695)	(20,900)

Total waivers and fees paid indirectly	(5,448)	(7,695)	(20,900)

Total expenses, net	1,720,543	4,314,289	3,102,077

Net Investment Income (Loss)	762,307	(184,631)	(1,238,761)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	11,004,923	54,463,311	80,308,605
Net realized gain (loss) on purchased options contracts	—	—	—
Net realized gain (loss) on futures contracts	—	—	—
Net realized gain (loss) on written options contracts	—	—	—
Net realized gain (loss) on swap contracts	—	—	—
Net realized gain (loss) on foreign currency contracts	—	—	—
Net realized gain (loss) on other foreign currency transactions	(1,403)	—	(9,168)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	11,003,520	54,463,311	80,299,437

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	1,722,405	63,181,254	19,601,587
Net unrealized appreciation (depreciation) of purchased options contracts	—	—	—
Net unrealized appreciation (depreciation) of futures contracts	—	—	—
Net unrealized appreciation (depreciation) of swap contracts	—	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts	—	—	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	523	—	185

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	1,722,928	63,181,254	19,601,772

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	12,726,448	117,644,565	99,901,209

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,488,755	$117,459,934	$98,662,448

The accompanying notes are an integral part of these financial statements.

178

Hartford HLS Funds

Statements of Operations – (continued)

For the Six-Month Period Ended June 30, 2017 (Unaudited)

Hartford Small/Mid Cap Equity HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund

$1,068,303	$17,750,511	$66,795	$—	$—	$6,815,980
2,210	51,269	43,983,122	3,890,116	4,885,924	13,517
—	—	—	—	—	—
(1,543)	(128,087)	(69,679)	(69)	—	(73,546)

1,068,970	17,673,693	43,980,238	3,890,047	4,885,924	6,755,951

399,909	3,514,204	5,718,436	1,155,263	972,530	1,938,683

2,088	2,403	2,698	2,374	2,136	2,469
396	255	316	355	462	428

19,937	175,936	320,504	93,969	96,177	95,913
126	4,459	22,632	1,723	1,757	1,933
15,883	15,455	16,438	15,240	16,377	15,008
6,998	102,581	220,061	40,434	30,256	36,353
1,403	21,628	37,486	9,146	6,882	7,559
12,962	14,111	20,636	21,585	13,082	13,977
14,370	120,413	200,088	58,330	56,968	51,250

474,072	3,971,445	6,559,295	1,398,419	1,196,627	2,163,573
—	—	—	—	—	—

—	—	—	—	—	—

474,072	3,971,445	6,559,295	1,398,419	1,196,627	2,163,573

594,898	13,702,248	37,420,943	2,491,628	3,689,297	4,592,378

3,701,451	50,556,335	16,862,746	55,089	(2,153,150)	21,505,618
—	—	505,348	—	—	—
—	—	6,327,765	—	(221,063)	—
—	—	(55,731)	—	—	—
—	—	3,323,351	—	412,637	—
—	—	(795,548)	—	—	—
—	(10,723)	802,681	—	—	6,589

3,701,451	50,545,612	26,970,612	55,089	(1,961,576)	21,512,207

(1,177,071)	66,025,601	24,817,095	424,657	4,636,949	4,448,655
—	—	(366,226)	—	—	—
—	—	2,327,140	—	158,971	—
—	—	(6,357,736)	—	(495,685)	—
—	—	(3,133,855)	—	—	—
—	90,793	(19,375)	—	—	14,012

(1,177,071)	66,116,394	17,267,043	424,657	4,300,235	4,462,667

2,524,380	116,662,006	44,237,655	479,746	2,338,659	25,974,874

$3,119,278	$130,364,254	$81,658,598	$2,971,374	$6,027,956	$30,567,252

The accompanying notes are an integral part of these financial statements.

179

Hartford HLS Funds

Statements of Changes in Net Assets

	Hartford Balanced HLS Fund
	For the Six-Month Period Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Operations:
Net investment income (loss)	$23,530,661	$48,507,412
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	83,057,099	121,535,739
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	43,500,610	(31,380,933)

Net Increase (Decrease) in Net Assets Resulting from Operations	150,088,370	138,662,218

Distributions to Shareholders:
From net investment income
Class IA	—	(57,374,388)
Class IB	—	(6,967,476)
Class IC	—	—

Total from net investment income	—	(64,341,864)

From net realized gain on investments
Class IA	—	—
Class IB	—	—
Class IC	—	—

Total from net realized gain on investments	—	—

Total distributions	—	(64,341,864)

Capital Share Transactions:
Sold	7,028,156	16,656,289
Issued on reinvestment of distributions	—	64,341,864
Redeemed	(162,103,711)	(347,720,604)

Net (decrease) from capital share transactions	(155,075,555)	(266,722,451)

Net Increase (Decrease) in Net Assets	(4,987,185)	(192,402,097)

Net Assets:
Beginning of period	2,319,481,115	2,511,883,212

End of period	$2,314,493,930	$2,319,481,115

Undistributed (distributions in excess of) net investment income	$35,281,180	$11,750,519

The accompanying notes are an integral part of these financial statements.

180

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

Hartford Capital Appreciation HLS Fund		Hartford Disciplined Equity HLS Fund		Hartford Dividend and Growth HLS Fund		Hartford Global Growth HLS Fund
For the Six-Month Period Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six-Month Period Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six-Month Period Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six-Month Period Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016

$26,686,936	$53,795,941	$3,042,289	$5,052,429	$32,326,283	$63,831,553	$1,635,204	$2,220,012
270,079,782	79,277,863	37,818,164	65,702,486	157,295,987	221,827,116	21,675,277	22,209,878
310,876,694	145,100,780	24,352,859	(33,370,153)	43,502,161	165,887,284	51,336,719	(17,164,817)

607,643,412	278,174,584	65,213,312	37,384,762	233,124,431	451,545,953	74,647,200	7,265,073

—	(50,908,581)	—	(5,255,939)	—	(58,859,706)	—	(2,421,454)
—	(4,835,762)	—	(523,839)	—	(7,559,424)	—	(298,138)
—	(145,082)	—	—	—	—	—	—

—	(55,889,425)	—	(5,779,778)	—	(66,419,130)	—	(2,719,592)

—	(479,266,149)	—	(75,833,496)	—	(321,363,600)	—	(38,316,082)
—	(55,348,578)	—	(10,746,897)	—	(48,363,667)	—	(8,316,510)
—	(1,930,573)	—	—	—	—	—	—

—	(536,545,300)	—	(86,580,393)	—	(369,727,267)	—	(46,632,592)

—	(592,434,725)	—	(92,360,171)	—	(436,146,397)	—	(49,352,184)

54,079,872	92,295,115	3,174,926	20,699,516	74,832,162	134,212,828	17,633,908	16,810,513
—	592,434,725	—	92,360,171	—	436,146,397	—	49,352,184
(618,036,677)	(1,594,446,333)	(60,823,306)	(130,281,451)	(276,091,109)	(575,274,237)	(33,665,283)	(83,230,273)

(563,956,805)	(909,716,493)	(57,648,380)	(17,221,764)	(201,258,947)	(4,915,012)	(16,031,375)	(17,067,576)

43,686,607	(1,223,976,634)	7,564,932	(72,197,173)	31,865,484	10,484,544	58,615,825	(59,154,687)

5,135,054,473	6,359,031,107	668,393,510	740,590,683	3,451,988,253	3,441,503,709	419,906,106	479,060,793

$5,178,741,080	$5,135,054,473	$675,958,442	$668,393,510	$3,483,853,737	$3,451,988,253	$478,521,931	$419,906,106

$35,921,187	$9,234,251	$3,224,092	$181,803	$32,732,474	$406,191	$3,966,438	$2,331,234

The accompanying notes are an integral part of these financial statements.

181

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

	Hartford Growth Opportunities HLS Fund
	For the Six-Month Period Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Operations:
Net investment income (loss)	$(648,445)	$(1,888,178)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	90,189,034	13,129,951
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	131,229,274	(18,177,806)

Net Increase (Decrease) in Net Assets Resulting from Operations	220,769,863	(6,936,033)

Distributions to Shareholders:
From net investment income
Class IA	—	(5,137,102)
Class IB	—	(207,347)
Class IC	—	(63,822)

Total from net investment income	—	(5,408,271)

From net realized gain on investments
Class IA	—	(169,379,777)
Class IB	—	(20,295,840)
Class IC	—	(3,608,835)

Total from net realized gain on investments	—	(193,284,452)

Total distributions	—	(198,692,723)

Capital Share Transactions:
Sold	29,104,735	160,464,745
Issued on reinvestment of distributions	—	198,692,723
Redeemed	(105,290,186)	(226,639,753)

Net increase (decrease) from capital share transactions	(76,185,451)	132,517,715

Net Increase (Decrease) in Net Assets	144,584,412	(73,111,041)

Net Assets:
Beginning of period	1,302,875,757	1,375,986,798

End of period	$1,447,460,169	$1,302,875,757

Undistributed (distributions in excess of) net investment income	$(990,211)	$(341,766)

The accompanying notes are an integral part of these financial statements.

182

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

Hartford Healthcare HLS Fund		Hartford High Yield HLS Fund		Hartford International Opportunities HLS Fund		Hartford MidCap HLS Fund
For the Six-Month Period Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six-Month Period Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six-Month Period Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six-Month Period Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016

$45,890	$43,282	$8,539,465	$17,926,201	$17,336,699	$21,375,189	$398,524	$2,544,912
11,260,091	51,905,351	3,603,198	(8,357,888)	47,823,937	(17,553,005)	82,643,013	67,772,211
51,947,035	(87,833,573)	1,504,189	33,937,976	113,620,205	9,302,116	136,071,849	125,224,671

63,253,016	(35,884,940)	13,646,852	43,506,289	178,780,841	13,124,300	219,113,386	195,541,794

—	(9,786,913)	—	(15,598,376)	—	(17,922,412)	—	(2,990,801)
—	(1,640,493)	—	(4,574,775)	—	(2,012,534)	—	(27,743)
—	—	—	—	—	—	—	—

—	(11,427,406)	—	(20,173,151)	—	(19,934,946)	—	(3,018,544)

—	(54,644,064)	—	—	—	—	—	(170,188,177)
—	(10,078,753)	—	—	—	—	—	(9,620,889)
—	—	—	—	—	—	—	—

—	(64,722,817)	—	—	—	—	—	(179,809,066)

—	(76,150,223)	—	(20,173,151)	—	(19,934,946)	—	(182,827,610)

28,496,618	39,480,807	9,609,993	30,368,396	78,150,023	118,384,245	138,931,029	147,356,841
—	76,150,223	—	20,173,151	—	19,934,946	—	182,827,610
(31,394,112)	(136,380,062)	(34,288,778)	(80,415,801)	(94,653,989)	(215,191,291)	(145,080,567)	(280,412,628)

(2,897,494)	(20,749,032)	(24,678,785)	(29,874,254)	(16,503,966)	(76,872,100)	(6,149,538)	49,771,823

60,355,522	(132,784,195)	(11,031,933)	(6,541,116)	162,276,875	(83,682,746)	212,963,848	62,486,007

290,643,078	423,427,273	321,784,994	328,326,110	1,234,105,192	1,317,787,938	1,814,596,258	1,752,110,251

$350,998,600	$290,643,078	$310,753,061	$321,784,994	$1,396,382,067	$1,234,105,192	$2,027,560,106	$1,814,596,258

$(161,845)	$(207,735)	$26,604,266	$18,064,801	$38,244,208	$20,907,509	$419,376	$20,852

The accompanying notes are an integral part of these financial statements.

183

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

	Hartford MidCap Value HLS Fund
	For the Six-Month Period Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Operations:
Net investment income (loss)	$762,307	$1,996,770
Net realized gain (loss) on investments and foreign currency transactions	11,003,520	25,084,498
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	1,722,928	16,075,619

Net Increase (Decrease) in Net Assets Resulting from Operations	13,488,755	43,156,887

Distributions to Shareholders:
From net investment income
Class IA	—	(1,470,383)
Class IB	—	(198,851)

Total from net investment income	—	(1,669,234)

From net realized gain on investments
Class IA	—	(37,432,863)
Class IB	—	(11,765,923)

Total from net realized gain on investments	—	(49,198,786)

Total distributions	—	(50,868,020)

Capital Share Transactions:
Sold	5,281,582	6,844,502
Issued on reinvestment of distributions	—	50,868,020
Redeemed	(31,408,895)	(53,319,463)

Net increase (decrease) from capital share transactions	(26,127,313)	4,393,059

Net Increase (Decrease) in Net Assets	(12,638,558)	(3,318,074)

Net Assets:
Beginning of period	379,576,036	382,894,110

End of period	$366,937,478	$379,576,036

Undistributed (distributions in excess of) net investment income	$2,724,813	$1,962,506

The accompanying notes are an integral part of these financial statements.

184

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

Hartford Small Cap Growth HLS Fund		Hartford Small Company HLS Fund		Hartford Small/Mid Cap Equity HLS Fund		Hartford Stock HLS Fund
For the Six-Month Period Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six-Month Period Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six-Month Period Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six-Month Period Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016

$(184,631)	$1,334,994	$(1,238,761)	$(1,080,338)	$594,898	$1,102,714	$13,702,248	$25,417,540
54,463,311	(13,449,629)	80,299,437	(87,580,547)	3,701,451	2,737,265	50,545,612	123,117,444
63,181,254	143,613,864	19,601,772	85,596,013	(1,177,071)	9,923,513	66,116,394	(42,576,110)

117,459,934	131,499,229	98,662,448	(3,064,872)	3,119,278	13,763,492	130,364,254	105,958,874

—	(1,321,239)	—	—	—	(1,054,630)	—	(24,394,377)
—	—	—	—	—	(154,757)	—	(2,241,103)

—	(1,321,239)	—	—	—	(1,209,387)	—	(26,635,480)

—	(40,160,906)	—	(87,123,722)	—	(4,735,022)	—	—
—	(9,586,481)	—	(9,078,306)	—	(928,660)	—	—

—	(49,747,387)	—	(96,202,028)	—	(5,663,682)	—	—

—	(51,068,626)	—	(96,202,028)	—	(6,873,069)	—	(26,635,480)

130,629,314	187,804,800	20,710,078	83,849,278	3,337,283	13,915,582	4,002,740	17,279,764
—	45,817,119	—	96,202,028	—	6,873,069	—	26,635,480
(136,758,983)	(238,282,637)	(391,484,508)	(389,910,318)	(15,927,039)	(18,682,136)	(106,589,532)	(214,128,274)

(6,129,669)	(4,660,718)	(370,774,430)	(209,859,012)	(12,589,756)	2,106,515	(102,586,792)	(170,213,030)

111,330,265	75,769,885	(272,111,982)	(309,125,912)	(9,470,478)	8,996,938	27,777,462	(90,889,636)

1,199,132,307	1,123,362,422	907,152,414	1,216,278,326	104,876,828	95,879,890	1,452,943,287	1,543,832,923

$1,310,462,572	$1,199,132,307	$635,040,432	$907,152,414	$95,406,350	$104,876,828	$1,480,720,749	$1,452,943,287

$913,151	$1,097,782	$(1,238,761)	$—	$1,697,606	$1,102,708	$14,427,177	$724,929

The accompanying notes are an integral part of these financial statements.

185

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

	Hartford Total Return Bond HLS Fund
	For the Six-Month Period Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Operations:
Net investment income (loss)	$37,420,943	$82,471,555
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	26,970,612	(32,141,795)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	17,267,043	67,926,043

Net Increase (Decrease) in Net Assets Resulting from Operations	81,658,598	118,255,803

Distributions to Shareholders:
From net investment income
Class IA	—	(59,076,184)
Class IB	—	(6,394,079)

Total from net investment income	—	(65,470,263)

From net realized gain on investments
Class IA	—	(8,917,940)
Class IB	—	(1,089,963)

Total from net realized gain on investments	—	(10,007,903)

Total distributions	—	(75,478,166)

Capital Share Transactions:
Sold	65,531,030	108,664,980
Issued on reinvestment of distributions	—	75,478,166
Redeemed	(212,542,147)	(463,514,702)

Net (decrease) from capital share transactions	(147,011,117)	(279,371,556)

Net Increase (Decrease) in Net Assets	(65,352,519)	(236,593,919)

Net Assets:
Beginning of period	2,506,692,358	2,743,286,277

End of period	$2,441,339,839	$2,506,692,358

Undistributed (distributions in excess of) net investment income	$106,768,081	$69,347,138

The accompanying notes are an integral part of these financial statements.

186

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

Hartford Ultrashort Bond HLS Fund		Hartford U.S. Government Securities HLS Fund		Hartford Value HLS Fund
For the Six-Month Period Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six-Month Period Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six-Month Period Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016

$2,491,628	$3,758,059	$3,689,297	$8,073,460	$4,592,378	$9,222,617
55,089	133,001	(1,961,576)	6,902,934	21,512,207	35,938,666
424,657	1,981,446	4,300,235	(6,553,709)	4,462,667	20,356,805

2,971,374	5,872,506	6,027,956	8,422,685	30,567,252	65,518,088

—	(2,551,645)	—	(7,582,207)	—	(7,538,457)
—	(120,504)	—	(1,447,270)	—	(1,123,156)

—	(2,672,149)	—	(9,029,477)	—	(8,661,613)

—	—	—	—	—	(55,148,630)
—	—	—	—	—	(9,603,547)

—	—	—	—	—	(64,752,177)

—	(2,672,149)	—	(9,029,477)	—	(73,413,790)

22,929,637	50,997,507	13,089,027	51,813,891	7,448,842	14,794,864
—	2,672,149	—	9,029,477	—	73,413,790
(79,797,056)	(153,178,306)	(44,410,791)	(114,156,260)	(43,514,742)	(91,871,378)

(56,867,419)	(99,508,650)	(31,321,764)	(53,312,892)	(36,065,900)	(3,662,724)

(53,896,045)	(96,308,293)	(25,293,808)	(53,919,684)	(5,498,648)	(11,558,426)

611,749,297	708,057,590	448,228,127	502,147,811	524,206,673	535,765,099

$557,853,252	$611,749,297	$422,934,319	$448,228,127	$518,708,025	$524,206,673

$6,707,986	$4,216,358	$12,601,348	$8,912,051	$5,471,865	$879,487

The accompanying notes are an integral part of these financial statements.

187

Hartford HLS Funds

Financial Highlights

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Balanced HLS Fund
For the Six-Month Period Ended June 30, 2017 (Unaudited)
IA	$27.46	$0.29	$1.54	$1.83	$—	$—	$—	$29.29	6.66	%(4)	$2,042,465	0.66	%(5)	0.63	%(5)	2.06	%(5)	15%
IB	27.86	0.26	1.55	1.81	—	—	—	29.67	6.50	(4)	272,029	0.91	(5)	0.88	(5)	1.81	(5)	15

For the Year Ended December 31, 2016
IA	$26.62	$0.56	$1.05	$1.61	$(0.77)	$—	$(0.77)	$27.46	6.04%		$2,043,556	0.66%		0.64%		2.05%		25%
IB	26.99	0.50	1.07	1.57	(0.70)	—	(0.70)	27.86	5.79		275,925	0.91		0.89		1.80		25

For the Year Ended December 31, 2015
IA	$27.09	$0.51	$(0.46)	$0.05	$(0.52)	$—	$(0.52)	$26.62	0.18%		$2,210,938	0.65%		0.63%		1.87%		18%
IB	27.45	0.45	(0.47)	(0.02)	(0.44)	—	(0.44)	26.99	(0.07)		300,945	0.90		0.88		1.62		18

For the Year Ended December 31, 2014
IA	$25.11	$0.45	$2.01	$2.46	$(0.48)	$—	$(0.48)	$27.09	9.79%		$2,561,814	0.65%		0.65%		1.73%		29%
IB	25.44	0.39	2.03	2.42	(0.41)	—	(0.41)	27.45	9.51		362,210	0.90		0.90		1.49		29

For the Year Ended December 31, 2013
IA	$21.03	$0.41	$4.04	$4.45	$(0.37)	$—	$(0.37)	$25.11	21.19%		$2,782,698	0.65%		0.65%		1.75%		31%
IB	21.30	0.35	4.10	4.45	(0.31)	—	(0.31)	25.44	20.88		399,681	0.90		0.90		1.50		31

For the Year Ended December 31, 2012(6)
IA	$19.34	$0.47	$1.85	$2.32	$(0.63)	$—	$(0.63)	$21.03	12.02%		$2,754,114	0.65%		0.65%		1.98%		28%
IB	19.58	0.43	1.86	2.29	(0.57)	—	(0.57)	21.30	11.74		406,156	0.90		0.90		1.73		28

Hartford Capital Appreciation HLS Fund
For the Six-Month Period Ended June 30, 2017 (Unaudited)
IA	$42.05	$0.24	$4.94	$5.18	$—	$—	$—	$47.23	12.32	%(4)	$4,582,446	0.68	%(5)	0.67	%(5)	1.06	%(5)	34%
IB	41.50	0.18	4.88	5.06	—	—	—	46.56	12.19	(4)	570,491	0.93	(5)	0.92	(5)	0.81	(5)	34
IC	41.76	0.13	4.90	5.03	—	—	—	46.79	12.05	(4)	25,804	1.18	(5)	1.17	(5)	0.57	(5)	34

For the Year Ended December 31, 2016
IA	$44.44	$0.41	$1.94	$2.35	$(0.47)	$(4.27)	$(4.74)	$42.05	5.52%		$4,555,454	0.68%		0.68%		0.97%		103%
IB	43.93	0.30	1.90	2.20	(0.36)	(4.27)	(4.63)	41.50	5.24		558,022	0.93		0.93		0.72		103
IC	44.21	0.19	1.92	2.11	(0.29)	(4.27)	(4.56)	41.76	4.99		21,579	1.18		1.18		0.46		103

For the Year Ended December 31, 2015
IA	$54.71	$0.43	$0.38	$0.81	$(0.43)	$(10.65)	$(11.08)	$44.44	1.02%		$5,701,269	0.67%		0.67%		0.84%		75%
IB	54.20	0.30	0.39	0.69	(0.31)	(10.65)	(10.96)	43.93	0.79		641,548	0.92		0.92		0.59		75
IC	54.59	0.17	0.39	0.56	(0.29)	(10.65)	(10.94)	44.21	0.53		16,215	1.17		1.17		0.34		75

For the Year Ended December 31, 2014
IA	$59.65	$0.56	$3.81	$4.37	$(0.50)	$(8.81)	$(9.31)	$54.71	7.31%		$6,470,599	0.66%		0.66%		0.96%		89%
IB	59.18	0.42	3.77	4.19	(0.36)	(8.81)	(9.17)	54.20	7.04		764,541	0.91		0.91		0.72		89
IC	60.21	0.09	3.53	3.62	(0.43)	(8.81)	(9.24)	54.59	5.97	(4)	3,453	1.16	(5)	1.16	(5)	0.23	(5)	89

For the Year Ended December 31, 2013
IA	$43.37	$0.45	$16.49	$16.94	$(0.51)	$(0.15)	$(0.66)	$59.65	39.08%		$7,029,201	0.67%		0.67%		0.88%		86%
IB	43.05	0.32	16.33	16.65	(0.37)	(0.15)	(0.52)	59.18	38.72		969,611	0.92		0.92		0.63		86

For the Year Ended December 31, 2012
IA	$37.20	$0.57	$6.24	$6.81	$(0.64)	$—	$(0.64)	$43.37	18.34%		$7,750,924	0.67%		0.67%		1.24%		142%
IB	36.90	0.52	6.14	6.66	(0.51)	—	(0.51)	43.05	18.04		874,386	0.92		0.92		0.99		142

The accompanying notes are an integral part of these financial statements.

188

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Disciplined Equity HLS Fund
For the Six-Month Period Ended June 30, 2017 (Unaudited)
IA	$14.30	$0.07	$1.38	$1.45	$—	$—	$—	$15.75	10.14	%(4)	$593,695	0.78	%(5)	0.78	%(5)	0.93	%(5)	18%
IB	14.17	0.05	1.37	1.42	—	—	—	15.59	10.02	(4)	82,264	1.03	(5)	1.03	(5)	0.69	(5)	18

For the Year Ended December 31, 2016
IA	$15.58	$0.11	$0.77	$0.88	$(0.13)	$(2.03)	$(2.16)	$14.30	5.76%		$587,089	0.79%		0.79%		0.76%		33%
IB	15.46	0.08	0.75	0.83	(0.09)	(2.03)	(2.12)	14.17	5.49		81,304	1.04		1.04		0.51		33

For the Year Ended December 31, 2015
IA	$20.99	$0.14	$1.41	$1.55	$(0.13)	$(6.83)	$(6.96)	$15.58	6.83%		$648,747	0.76%		0.76%		0.76%		29%
IB	20.88	0.10	1.40	1.50	(0.09)	(6.83)	(6.92)	15.46	6.59		91,844	1.01		1.01		0.51		29

For the Year Ended December 31, 2014
IA	$18.36	$0.14	$2.83	$2.97	$(0.14)	$(0.20)	$(0.34)	$20.99	16.18%		$734,110	0.75%		0.75%		0.73%		63%
IB	18.27	0.09	2.81	2.90	(0.09)	(0.20)	(0.29)	20.88	15.87		107,577	1.00		1.00		0.47		63

For the Year Ended December 31, 2013
IA	$13.64	$0.17	$4.72	$4.89	$(0.17)	$—	$(0.17)	$18.36	35.82%		$811,099	0.76%		0.76%		1.07%		23%
IB	13.58	0.13	4.68	4.81	(0.12)	—	(0.12)	18.27	35.47		118,598	1.01		1.01		0.82		23

For the Year Ended December 31, 2012(6)
IA	$11.78	$0.22	$1.86	$2.08	$(0.22)	$—	$(0.22)	$13.64	17.62%		$798,148	0.75%		0.75%		1.45%		34%
IB	11.73	0.18	1.85	2.03	(0.18)	—	(0.18)	13.58	17.33		116,113	1.00		1.00		1.20		34

Hartford Dividend and Growth HLS Fund
For the Six-Month Period Ended June 30, 2017 (Unaudited)
IA	$22.10	$0.22	$1.31	$1.53	$—	$—	$—	$23.63	6.92	%(4)	$3,055,495	0.68	%(5)	0.68	%(5)	1.90	%(5)	14%
IB	22.01	0.19	1.31	1.50	—	—	—	23.51	6.82	(4)	428,359	0.93	(5)	0.93	(5)	1.65	(5)	14

For the Year Ended December 31, 2016
IA	$22.09	$0.43	$2.67	$3.10	$(0.44)	$(2.65)	$(3.09)	$22.10	14.89%		$3,013,788	0.69%		0.69%		1.98%		20%
IB	22.02	0.38	2.65	3.03	(0.39)	(2.65)	(3.04)	22.01	14.58		438,200	0.94		0.94		1.73		20

For the Year Ended December 31, 2015
IA	$26.45	$0.46	$(0.70)	$(0.24)	$(0.43)	$(3.69)	$(4.12)	$22.09	(1.16)%		$2,991,811	0.67%		0.67%		1.84%		20%
IB	26.38	0.40	(0.70)	(0.30)	(0.37)	(3.69)	(4.06)	22.02	(1.41)		449,693	0.92		0.92		1.59		20

For the Year Ended December 31, 2014
IA	$27.05	$0.49	$2.92	$3.41	$(0.49)	$(3.52)	$(4.01)	$26.45	12.96%		$3,502,492	0.67%		0.67%		1.78%		19%
IB	26.99	0.42	2.91	3.33	(0.42)	(3.52)	(3.94)	26.38	12.68		546,006	0.92		0.92		1.53		19

For the Year Ended December 31, 2013
IA	$21.46	$0.46	$6.33	$6.79	$(0.51)	$(0.69)	$(1.20)	$27.05	31.92%		$3,760,183	0.67%		0.67%		1.88%		25%
IB	21.42	0.40	6.31	6.71	(0.45)	(0.69)	(1.14)	26.99	31.58		621,751	0.92		0.92		1.62		25

For the Year Ended December 31, 2012(6)
IA	$19.34	$0.49	$2.13	$2.62	$(0.50)	$—	$(0.50)	$21.46	13.59%		$3,658,076	0.67%		0.67%		2.13%		20%
IB	19.30	0.45	2.11	2.56	(0.44)	—	(0.44)	21.42	13.31		589,194	0.92		0.92		1.88		20

The accompanying notes are an integral part of these financial statements.

189

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Global Growth HLS Fund
For the Six-Month Period Ended June 30, 2017 (Unaudited)
IA	$22.14	$0.09	$3.93		$4.02	$—	$—	$—	$26.16	18.16	%(4)	$398,289	0.81	%(5)	0.81	%(5)	0.77	%(5)	30%
IB	21.95	0.06	3.89		3.95	—	—	—	25.90	18.00	(4)	80,233	1.06	(5)	1.06	(5)	0.52	(5)	30

For the Year Ended December 31, 2016
IA	$24.39	$0.13	$0.40		$0.53	$(0.17)	$(2.61)	$(2.78)	$22.14	1.95%		$347,375	0.82%		0.82%		0.55%		65%
IB	24.19	0.07	0.39		0.46	(0.09)	(2.61)	(2.70)	21.95	1.71		72,531	1.07		1.07		0.30		65

For the Year Ended December 31, 2015
IA	$23.74	$0.15	$1.77		$1.92	$(0.13)	$(1.14)	$(1.27)	$24.39	8.04%		$392,302	0.81%		0.81%		0.62%		67%
IB	23.56	0.09	1.75		1.84	(0.07)	(1.14)	(1.21)	24.19	7.76		86,759	1.06		1.06		0.38		67

For the Year Ended December 31, 2014
IA	$22.33	$0.13	$1.39		$1.52	$(0.11)	$—	$(0.11)	$23.74	6.79%		$388,542	0.81%		0.81%		0.57%		82	%(8)
IB	22.16	0.07	1.39		1.46	(0.06)	—	(0.06)	23.56	6.58		92,979	1.06		1.06		0.30		82	(8)

For the Year Ended December 31, 2013
IA	$16.50	$0.11	$5.86		$5.97	$(0.14)	$—	$(0.14)	$22.33	36.30%		$360,086	0.82%		0.82%		0.56%		71%
IB	16.38	0.06	5.81		5.87	(0.09)	—	(0.09)	22.16	35.90		79,823	1.07		1.07		0.32		71

For the Year Ended December 31, 2012(6)
IA	$13.45	$0.14	$3.00		$3.14	$(0.09)	$—	$(0.09)	$16.50	23.41%		$321,371	0.82%		0.82%		0.73%		108%
IB	13.34	0.09	2.99		3.08	(0.04)	—	(0.04)	16.38	23.10		77,224	1.07		1.07		0.47		108

Hartford Growth Opportunities HLS Fund
For the Six-Month Period Ended June 30, 2017 (Unaudited)
IA	$29.83	$(0.01)	$5.17		$5.16	$—	$—	$—	$34.99	17.30	%(4)	$1,273,519	0.66	%(5)	0.66	%(5)	(0.06	)%(5)	50%
IB	28.74	(0.05)	4.99		4.94	—	—	—	33.68	17.19	(4)	142,996	0.91	(5)	0.91	(5)	(0.31	)(5)	50
IC	29.43	(0.09)	5.10		5.01	—	—	—	34.44	17.02	(4)	30,946	1.16	(5)	1.16	(5)	(0.56	)(5)	50

For the Year Ended December 31, 2016
IA	$34.86	$(0.04)	$0.06	(9)	$0.02	$(0.15)	$(4.90)	$(5.05)	$29.83	(0.49)%		$1,145,176	0.65%		0.65%		(0.11)%		138%
IB	33.76	(0.11)	0.04	(9)	(0.07)	(0.05)	(4.90)	(4.95)	28.74	(0.77)		132,149	0.90		0.90		(0.35)		138
IC	34.57	(0.19)	0.04	(9)	(0.15)	(0.09)	(4.90)	(4.99)	29.43	(1.01)		25,550	1.15		1.15		(0.61)		138

For the Year Ended December 31, 2015
IA	$38.88	$0.02	$4.66		$4.68	$(0.05)	$(8.65)	$(8.70)	$34.86	11.74%		$1,197,187	0.65%		0.65%		0.05%		109%
IB	37.93	(0.08)	4.56		4.48	—	(8.65)	(8.65)	33.76	11.47		158,304	0.90		0.90		(0.20)		109
IC	38.75	(0.18)	4.65		4.47	—	(8.65)	(8.65)	34.57	11.18		20,495	1.16		1.16		(0.48)		109

For the Year Ended December 31, 2014
IA	$40.58	$0.06	$5.31		$5.37	$(0.07)	$(7.00)	$(7.07)	$38.88	14.14%		$1,203,366	0.64%		0.64%		0.16%		145	%(10)
IB	39.79	(0.04)	5.18		5.14	—	(7.00)	(7.00)	37.93	13.82		160,040	0.89		0.89		(0.11)		145	(10)
IC(7)	40.23	(0.10)	5.69		5.59	(0.07)	(7.00)	(7.07)	38.75	14.79	(4)	1,717	1.14	(5)	1.14	(5)	(0.37	)(5)	145	(10)

For the Year Ended December 31, 2013
IA	$29.90	$0.07	$10.61		$10.68	$—	$—	$—	$40.58	35.74%		$1,097,380	0.65%		0.65%		0.21%		119%
IB	29.38	(0.01)	10.42		10.41	—	—	—	39.79	35.42		111,230	0.90		0.90		(0.04)		119

For the Year Ended December 31, 2012
IA	$23.57	$0.03	$6.30		$6.33	$—	$—	$—	$29.90	26.86%		$951,372	0.65%		0.65%		0.11%		105%
IB	23.22	(0.05)	6.21		6.16	—	—	—	29.38	26.54		108,506	0.90		0.90		(0.15)		105

The accompanying notes are an integral part of these financial statements.

190

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Healthcare HLS Fund
For the Six-Month Period Ended June 30, 2017 (Unaudited)
IA	$21.46	$0.01	$4.74	$4.75	$—	$—	$—	$26.21	22.13	%(4)	$301,516	0.89	%(5)	0.89	%(5)	0.06	%(5)	10%
IB	20.60	(0.02)	4.54	4.52	—	—	—	25.12	21.94	(4)	49,482	1.14	(5)	1.14	(5)	(0.18	)(5)	10

For the Year Ended December 31, 2016
IA	$30.32	$0.01	$(2.37)	$(2.36)	$(0.99)	$(5.51)	$(6.50)	$21.46	(8.39)%		$246,494	0.89%		0.89%		0.05%		36%
IB	29.36	(0.05)	(2.30)	(2.35)	(0.90)	(5.51)	(6.41)	20.60	(8.64)		44,149	1.14		1.14		(0.20)		36

For the Year Ended December 31, 2015
IA	$30.02	$—	$4.08	$4.08	$—	$(3.78)	$(3.78)	$30.32	13.21%		$360,783	0.86%		0.86%		(0.01)%		38%
IB	29.23	(0.08)	3.99	3.91	—	(3.78)	(3.78)	29.36	12.98		62,644	1.11		1.11		(0.26)		38

For the Year Ended December 31, 2014
IA	$25.67	$0.01	$6.75	$6.76	$(0.07)	$(2.34)	$(2.41)	$30.02	27.39%		$301,580	0.88%		0.88%		0.03%		33%
IB	25.07	(0.06)	6.57	6.51	(0.01)	(2.34)	(2.35)	29.23	27.00		60,413	1.13		1.13		(0.22)		33

For the Year Ended December 31, 2013
IA	$18.11	$0.04	$9.12	$9.16	$(0.12)	$(1.48)	$(1.60)	$25.67	51.84%		$243,719	0.89%		0.89%		0.19%		33%
IB	17.71	(0.01)	8.92	8.91	(0.07)	(1.48)	(1.55)	25.07	51.50		57,187	1.14		1.14		(0.06)		33

For the Year Ended December 31, 2012(6)
IA	$15.07	$0.13	$2.98	$3.11	$(0.07)	$—	$(0.07)	$18.11	20.62%		$149,801	0.91%		0.91%		0.69%		46%
IB	14.74	0.09	2.90	2.99	(0.02)	—	(0.02)	17.71	20.32		45,306	1.16		1.16		0.43		46

Hartford High Yield HLS Fund
For the Six-Month Period Ended June 30, 2017 (Unaudited)
IA	$8.11	$0.23	$0.13	$0.36	$—	$—	$—	$8.47	4.44	%(4)	$236,268	0.77	%(5)	0.77	%(5)	5.47	%(5)	22%
IB	7.98	0.21	0.13	0.34	—	—	—	8.32	4.26	(4)	74,485	1.02	(5)	1.02	(5)	5.22	(5)	22

For the Year Ended December 31, 2016
IA	$7.55	$0.44	$0.62	$1.06	$(0.50)	$—	$(0.50)	$8.11	14.25%		$244,212	0.79%		0.79%		5.52%		41%
IB	7.43	0.41	0.62	1.03	(0.48)	—	(0.48)	7.98	13.99		77,573	1.04		1.04		5.27		41

For the Year Ended December 31, 2015
IA	$8.45	$0.45	$(0.79)	$(0.34)	$(0.56)	$—	$(0.56)	$7.55	(4.30)%		$251,313	0.76%		0.76%		5.40%		34%
IB	8.32	0.42	(0.77)	(0.35)	(0.54)	—	(0.54)	7.43	(4.56)		77,013	1.01		1.01		5.15		34

For the Year Ended December 31, 2014
IA	$8.90	$0.47	$(0.22)	$0.25	$(0.70)	$—	$(0.70)	$8.45	2.58%		$321,650	0.75%		0.75%		5.28%		39%
IB	8.77	0.44	(0.22)	0.22	(0.67)	—	(0.67)	8.32	2.31		105,579	1.00		1.00		5.02		39

For the Year Ended December 31, 2013
IA	$9.09	$0.54	$0.01	$0.55	$(0.74)	$—	$(0.74)	$8.90	6.43%		$389,340	0.75%		0.75%		5.90%		46%
IB	8.96	0.50	0.03	0.53	(0.72)	—	(0.72)	8.77	6.17		125,701	1.00		1.00		5.64		46

For the Year Ended December 31, 2012
IA	$8.70	$0.58	$0.63	$1.21	$(0.82)	$—	$(0.82)	$9.09	14.31%		$504,042	0.75%		0.75%		6.37%		94%
IB	8.59	0.55	0.62	1.17	(0.80)	—	(0.80)	8.96	14.03		149,050	1.00		1.00		6.12		94

The accompanying notes are an integral part of these financial statements.

191

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford International Opportunities HLS Fund
For the Six-Month Period Ended June 30, 2017 (Unaudited)
IA	$14.14	$0.20	$1.88	$2.08	$—	$—	$—	$16.22	14.71	%(4)	$1,238,954	0.74	%(5)	0.74	%(5)	2.70	%(5)	48%
IB	14.31	0.19	1.90	2.09	—	—	—	16.40	14.61	(4)	157,428	0.99	(5)	0.99	(5)	2.43	(5)	48

For the Year Ended December 31, 2016
IA	$14.19	$0.24	$(0.06)	$0.18	$(0.23)	$—	$(0.23)	$14.14	1.26%		$1,086,762	0.76%		0.76%		1.74%		95%
IB	14.36	0.21	(0.07)	0.14	(0.19)	—	(0.19)	14.31	0.94		147,343	1.01		1.01		1.50		95

For the Year Ended December 31, 2015
IA	$14.13	$0.22	$0.06	$0.28	$(0.22)	$—	$(0.22)	$14.19	1.88%		$1,146,250	0.74%		0.74%		1.47%		68%
IB	14.29	0.18	0.06	0.24	(0.17)	—	(0.17)	14.36	1.65		171,538	0.99		0.99		1.21		68

For the Year Ended December 31, 2014
IA	$15.03	$0.19	$(0.75)	$(0.56)	$(0.34)	$—	$(0.34)	$14.13	(3.87)%		$1,239,946	0.73%		0.73%		1.30%		90%
IB	15.20	0.15	(0.76)	(0.61)	(0.30)	—	(0.30)	14.29	(4.14)		189,053	0.98		0.98		1.02		90

For the Year Ended December 31, 2013
IA	$12.63	$0.24	$2.45	$2.69	$(0.29)	$—	$(0.29)	$15.03	21.55%		$1,454,018	0.74%		0.74%		1.76%		100%
IB	12.76	0.21	2.49	2.70	(0.26)	—	(0.26)	15.20	21.28		215,447	0.99		0.99		1.55		100

For the Year Ended December 31, 2012(6)
IA	$10.72	$0.26	$1.88	$2.14	$(0.23)	$—	$(0.23)	$12.63	20.20%		$1,303,209	0.74%		0.74%		1.88%		95%
IB	10.82	0.25	1.88	2.13	(0.19)	—	(0.19)	12.76	19.89		220,699	0.99		0.99		1.64		95

Hartford MidCap HLS Fund
For the Six-Month Period Ended June 30, 2017 (Unaudited)
IA	$33.83	$0.01	$4.07	$4.08	$—	$—	$—	$37.91	12.06	%(4)	$1,926,128	0.70	%(5)	0.70	%(5)	0.05	%(5)	18%
IB	33.17	(0.03)	3.99	3.96	—	—	—	37.13	11.94	(4)	101,432	0.95	(5)	0.95	(5)	(0.20	)(5)	18

For the Year Ended December 31, 2016
IA	$33.66	$0.05	$3.80	$3.85	$(0.06)	$(3.62)	$(3.68)	$33.83	11.98%		$1,721,029	0.71%		0.71%		0.16%		32%
IB	33.11	(0.03)	3.72	3.69	(0.01)	(3.62)	(3.63)	33.17	11.69		93,567	0.96		0.96		(0.09)		32

For the Year Ended December 31, 2015
IA	$37.28	$0.03	$0.83	$0.86	$(0.03)	$(4.45)	$(4.48)	$33.66	1.60%		$1,647,715	0.70%		0.70%		0.08%		38%
IB	36.83	(0.06)	0.82	0.76	(0.03)	(4.45)	(4.48)	33.11	1.34		104,395	0.95		0.95		(0.16)		38

For the Year Ended December 31, 2014
IA	$37.87	$0.04	$4.22	$4.26	$(0.04)	$(4.81)	$(4.85)	$37.28	11.37%		$1,669,393	0.70%		0.70%		0.10%		42%
IB	37.52	(0.06)	4.18	4.12	—	(4.81)	(4.81)	36.83	11.09		83,562	0.95		0.95		(0.15)		42

For the Year Ended December 31, 2013
IA	$28.16	$0.07	$11.02	$11.09	$(0.04)	$(1.34)	$(1.38)	$37.87	39.82%		$1,483,626	0.71%		0.71%		0.21%		34%
IB	27.95	(0.02)	10.94	10.92	(0.01)	(1.34)	(1.35)	37.52	39.46		82,483	0.96		0.96		(0.05)		34

For the Year Ended December 31, 2012(6)
IA	$23.77	$0.24	$4.38	$4.62	$(0.23)	$—	$(0.23)	$28.16	19.44%		$1,325,221	0.71%		0.71%		0.84%		51%
IB	23.59	0.17	4.35	4.52	(0.16)	—	(0.16)	27.95	19.14		70,997	0.96		0.96		0.59		51

The accompanying notes are an integral part of these financial statements.

192

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford MidCap Value HLS Fund
For the Six-Month Period Ended June 30, 2017 (Unaudited)
IA	$12.00	$0.03	$0.40	$0.43	$—	$—	$—	$12.43	3.58	%(4)	$281,144	0.86	%(5)	0.86	%(5)	0.46	%(5)	18%
IB	11.91	0.01	0.41	0.42	—	—	—	12.33	3.53	(4)	85,793	1.11	(5)	1.11	(5)	0.21	(5)	18

For the Year Ended December 31, 2016
IA	$12.33	$0.07	$1.40	$1.47	$(0.07)	$(1.73)	$(1.80)	$12.00	12.82%		$289,872	0.86%		0.86%		0.61%		38%
IB	12.24	0.04	1.39	1.43	(0.03)	(1.73)	(1.76)	11.91	12.56		89,704	1.11		1.11		0.36		38

For the Year Ended December 31, 2015
IA	$14.60	$0.07	$(0.15)	$(0.08)	$(0.09)	$(2.10)	$(2.19)	$12.33	(1.21)%		$291,174	0.84%		0.84%		0.49%		29%
IB	14.50	0.03	(0.15)	(0.12)	(0.04)	(2.10)	(2.14)	12.24	(1.45)		91,720	1.09		1.09		0.24		29

For the Year Ended December 31, 2014
IA	$15.51	$0.09	$1.19	$1.28	$(0.11)	$(2.08)	$(2.19)	$14.60	8.22%		$345,084	0.84%		0.84%		0.60%		31%
IB	15.42	0.05	1.18	1.23	(0.07)	(2.08)	(2.15)	14.50	7.91		110,819	1.09		1.09		0.35		31

For the Year Ended December 31, 2013
IA	$11.65	$0.08	$3.95	$4.03	$(0.17)	$—	$(0.17)	$15.51	34.71%		$377,272	0.84%		0.84%		0.56%		49%
IB	11.59	0.04	3.93	3.97	(0.14)	—	(0.14)	15.42	34.37		123,884	1.09		1.09		0.31		49

For the Year Ended December 31, 2012(6)
IA	$9.44	$0.14	$2.20	$2.34	$(0.13)	$—	$(0.13)	$11.65	24.95%		$323,934	0.85%		0.85%		1.03%		45%
IB	9.38	0.10	2.21	2.31	(0.10)	—	(0.10)	11.59	24.64		112,996	1.10		1.10		0.79		45

Hartford Small Cap Growth HLS Fund
For the Six-Month Period Ended June 30, 2017 (Unaudited)
IA	$26.77	$—	$2.63	$2.63	$—	$—	$—	$29.40	9.82	%(4)	$1,075,348	0.65	%(5)	0.65	%(5)	0.02	%(5)	29%
IB	26.12	(0.03)	2.56	2.53	—	—	—	28.65	9.69	(4)	235,114	0.90	(5)	0.90	(5)	(0.24	)(5)	29

For the Year Ended December 31, 2016
IA	$24.93	$0.04	$2.98	$3.02	$(0.04)	$(1.14)	$(1.18)	$26.77	12.37%		$972,576	0.65%		0.65%		0.17%		51%
IB	24.38	(0.02)	2.90	2.88	—	(1.14)	(1.14)	26.12	12.08		226,557	0.90		0.90		(0.08)		51

For the Year Ended December 31, 2015
IA	$27.95	$0.07	$(0.02)	$0.05	$(0.02)	$(3.05)	$(3.07)	$24.93	(0.55)%		$913,414	0.65%		0.65%		0.25%		59%
IB	27.44	(0.01)	—	(0.01)	—	(3.05)	(3.05)	24.38	(0.79)		209,948	0.90		0.90		(0.03)		59

For the Year Ended December 31, 2014
IA	$32.60	$0.06	$1.48	$1.54	$(0.02)	$(6.17)	$(6.19)	$27.95	5.83%		$557,200	0.65%		0.65%		0.19%		117%
IB	32.17	(0.02)	1.46	1.44	—	(6.17)	(6.17)	27.44	5.57		115,230	0.90		0.90		(0.06)		117

For the Year Ended December 31, 2013
IA	$25.44	$0.05	$10.92	$10.97	$(0.12)	$(3.69)	$(3.81)	$32.60	44.87%		$466,173	0.67%		0.67%		0.16%		81%
IB	25.14	(0.02)	10.77	10.75	(0.03)	(3.69)	(3.72)	32.17	44.50		123,966	0.92		0.92		(0.08)		81

For the Year Ended December 31, 2012(6)
IA	$21.67	$0.11	$3.66	$3.77	$—	$—	$—	$25.44	17.40%		$378,318	0.67%		0.67%		0.41%		85%
IB	21.47	0.04	3.63	3.67	—	—	—	25.14	17.10		134,404	0.92		0.92		0.16		85

The accompanying notes are an integral part of these financial statements.

193

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Small Company HLS Fund
For the Six-Month Period Ended June 30, 2017 (Unaudited)
IA	$16.16	$(0.03)	$2.09	$2.06	$—	$—	$—	$18.22	12.75	%(4)	$578,267	0.77	%(5)	0.77	%(5)	(0.29	)%(5)	57%
IB	15.05	(0.04)	1.94	1.90	—	—	—	16.95	12.62	(4)	56,773	1.02	(5)	1.02	(5)	(0.53	)(5)	57

For the Year Ended December 31, 2016
IA	$17.52	$(0.01)	$0.33 (9)	$0.32	$—	$(1.68)	$(1.68)	$16.16	2.04%		$834,044	0.76%		0.76%		(0.08)%		94%
IB	16.47	(0.05)	0.31 (9)	0.26	—	(1.68)	(1.68)	15.05	1.81		73,108	1.01		1.01		(0.34)		94

For the Year Ended December 31, 2015
IA	$23.33	$(0.02)	$(1.43)	$(1.45)	$—	$(4.36)	$(4.36)	$17.52	(8.21)%		$1,117,778	0.71%		0.71%		(0.11)%		88%
IB	22.24	(0.07)	(1.34)	(1.41)	—	(4.36)	(4.36)	16.47	(8.45)		98,501	0.96		0.96		(0.36)		88

For the Year Ended December 31, 2014
IA	$26.43	$(0.09)	$1.78	$1.69	$—	$(4.79)	$(4.79)	$23.33	7.07%		$1,279,533	0.71%		0.71%		(0.35)%		90%
IB	25.46	(0.15)	1.72	1.57	—	(4.79)	(4.79)	22.24	6.85		123,799	0.96		0.96		(0.60)		90

For the Year Ended December 31, 2013
IA	$19.74	$(0.07)	$8.60	$8.53	$(0.02)	$(1.82)	$(1.84)	$26.43	44.38%		$1,354,821	0.71%		0.71%		(0.29)%		96%
IB	19.06	(0.12)	8.34	8.22	—	(1.82)	(1.82)	25.46	44.28		141,791	0.96		0.96		(0.54)		96

For the Year Ended December 31, 2012(6)
IA	$17.07	$0.03	$2.64	$2.67	$—	$—	$—	$19.74	15.64%		$1,126,350	0.72%		0.72%		0.16%		110%
IB	16.56	(0.03)	2.53	2.50	—	—	—	19.06	15.10		117,133	0.97		0.97		(0.13)		110

Hartford Small/Mid Cap Equity HLS Fund
For the Six-Month Period Ended June 30, 2017 (Unaudited)
IA	$8.03	$0.05	$0.20	$0.25	$—	$—	$—	$8.28	3.11	%(4)	$80,959	0.91	%(5)	0.91	%(5)	1.23	%(5)	42%
IB	7.99	0.04	0.19	0.23	—	—	—	8.22	2.88	(4)	14,447	1.16	(5)	1.16	(5)	0.97	(5)	42

For the Year Ended December 31, 2016
IA	$7.45	$0.09	$1.09	$1.18	$(0.11)	$(0.49)	$(0.60)	$8.03	16.48%		$87,752	0.92%		0.92%		1.25%		96%
IB	7.40	0.07	1.09	1.16	(0.08)	(0.49)	(0.57)	7.99	16.33		17,125	1.17		1.17		1.01		96

For the Year Ended December 31, 2015
IA	$9.47	$0.12	$(0.46)	$(0.34)	$(0.12)	$(1.56)	$(1.68)	$7.45	(4.73)%		$79,379	0.88%		0.88%		1.39%		80%
IB	9.41	0.10	(0.46)	(0.36)	(0.09)	(1.56)	(1.65)	7.40	(4.97)		16,501	1.13		1.13		1.12		80

For the Year Ended December 31, 2014
IA	$11.29	$0.13	$0.43	$0.56	$(0.18)	$(2.20)	$(2.38)	$9.47	5.22%		$98,069	0.85%		0.85%		1.20%		108%
IB	11.22	0.10	0.44	0.54	(0.15)	(2.20)	(2.35)	9.41	5.00		23,239	1.10		1.10		0.96		108

For the Year Ended December 31, 2013
IA	$8.90	$0.16	$3.08	$3.24	$(0.14)	$(0.71)	$(0.85)	$11.29	37.51%		$117,395	0.85%		0.85%		1.58%		128%
IB	8.85	0.13	3.07	3.20	(0.12)	(0.71)	(0.83)	11.22	37.08		26,362	1.10		1.10		1.32		128

For the Year Ended December 31, 2012(6)
IA	$8.93	$0.15	$1.21	$1.36	$(0.06)	$(1.33)	$(1.39)	$8.90	15.87%		$106,339	0.88%		0.88%		1.57%		150%
IB	8.88	0.13	1.20	1.33	(0.03)	(1.33)	(1.36)	8.85	15.58		24,774	1.13		1.13		1.26		150

The accompanying notes are an integral part of these financial statements.

194

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Stock HLS Fund
For the Six-Month Period Ended June 30, 2017 (Unaudited)
IA	$67.55	$0.67	$5.57	$6.24	$—	$—	$—	$73.79	9.24	%(4)	$1,339,673	0.52	%(5)	0.52	%(5)	1.89	%(5)	4%
IB	67.53	0.58	5.57	6.15	—	—	—	73.68	9.11	(4)	141,048	0.77	(5)	0.77	(5)	1.64	(5)	4

For the Year Ended December 31, 2016
IA	$64.06	$1.14	$3.61	$4.75	$(1.26)	$—	$(1.26)	$67.55	7.41%		$1,312,626	0.52%		0.52%		1.72%		29%
IB	64.03	0.97	3.61	4.58	(1.08)	—	(1.08)	67.53	7.14		140,317	0.77		0.77		1.47		29

For the Year Ended December 31, 2015
IA	$63.49	$1.19	$0.56	$1.75	$(1.18)	$—	$(1.18)	$64.06	2.74%		$1,388,110	0.51%		0.51%		1.86%		23%
IB	63.46	1.03	0.54	1.57	(1.00)	—	(1.00)	64.03	2.48		155,722	0.76		0.76		1.61		23

For the Year Ended December 31, 2014
IA	$58.07	$1.07	$5.51	$6.58	$(1.16)	$—	$(1.16)	$63.49	11.31%		$1,552,777	0.50%		0.50%		1.79%		20%
IB	58.04	0.92	5.50	6.42	(1.00)	—	(1.00)	63.46	11.04		182,112	0.75		0.75		1.54		20

For the Year Ended December 31, 2013
IA	$44.73	$0.99	$13.41	$14.40	$(1.06)	$—	$(1.06)	$58.07	32.25%		$1,667,278	0.51%		0.51%		1.89%		27%
IB	44.71	0.85	13.40	14.25	(0.92)	—	(0.92)	58.04	31.92		204,437	0.76		0.76		1.64		27

For the Year Ended December 31, 2012(6)
IA	$39.95	$0.91	$4.83	$5.74	$(0.96)	$—	$(0.96)	$44.73	14.38%		$1,532,116	0.51%		0.51%		1.86%		82%
IB	39.92	0.82	4.81	5.63	(0.84)	—	(0.84)	44.71	14.10		200,153	0.76		0.76		1.61		82

Hartford Total Return Bond HLS Fund
For the Six-Month Period Ended June 30, 2017 (Unaudited)
IA	$11.09	$0.17	$0.20	$0.37	$—	$—	$—	$11.46	3.34	%(4)	$2,186,024	0.51	%(5)	0.51	%(5)	3.09	%(5)	48%
IB	11.03	0.16	0.20	0.36	—	—	—	11.39	3.26	(4)	255,316	0.76	(5)	0.76	(5)	2.84	(5)	48

For the Year Ended December 31, 2016
IA	$10.93	$0.36	$0.13	$0.49	$(0.29)	$(0.04)	$(0.33)	$11.09	4.49%		$2,244,505	0.52%		0.52%		3.16%		36%
IB	10.87	0.33	0.13	0.46	(0.26)	(0.04)	(0.30)	11.03	4.22		262,187	0.77		0.77		2.91		36

For the Year Ended December 31, 2015
IA	$11.63	$0.33	$(0.39)	$(0.06)	$(0.36)	$(0.28)	$(0.64)	$10.93	(0.59)%		$2,448,280	0.51%		0.51%		2.88%		66%
IB	11.56	0.30	(0.39)	(0.09)	(0.32)	(0.28)	(0.60)	10.87	(0.81)		295,006	0.76		0.76		2.63		66

For the Year Ended December 31, 2014
IA	$11.35	$0.33	$0.34	$0.67	$(0.39)	$—	$(0.39)	$11.63	5.89%		$2,879,633	0.50%		0.50%		2.85%		84%
IB	11.27	0.30	0.34	0.64	(0.35)	—	(0.35)	11.56	5.68		360,006	0.75		0.75		2.60		84

For the Year Ended December 31, 2013
IA	$11.99	$0.32	$(0.49)	$(0.17)	$(0.47)	$—	$(0.47)	$11.35	(1.36)%		$3,290,622	0.50%		0.50%		2.76%		81%
IB	11.91	0.29	(0.50)	(0.21)	(0.43)	—	(0.43)	11.27	(1.66)		414,910	0.75		0.75		2.51		81

For the Year Ended December 31, 2012(6)
IA	$11.63	$0.41	$0.45	$0.86	$(0.50)	$—	$(0.50)	$11.99	7.54%		$3,572,511	0.50%		0.50%		3.01%		88%
IB	11.55	0.40	0.43	0.83	(0.47)	—	(0.47)	11.91	7.27		566,274	0.75		0.75		2.76		88

The accompanying notes are an integral part of these financial statements.

195

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Ultrashort Bond HLS Fund
For the Six-Month Period Ended June 30, 2017 (Unaudited)
IA	$10.04	$0.04	$0.01		$0.05	$—	$—	$—	$10.09	0.50	%(4)	$485,189	0.45	%(5)	0.45	%(5)	0.90	%(5)	35%
IB	10.02	0.03	0.01		0.04	—	—	—	10.06	0.40	(4)	72,664	0.70	(5)	0.70	(5)	0.65	(5)	35

For the Year Ended December 31, 2016
IA	$9.99	$0.06	$0.04		$0.10	$(0.05)	$—	$(0.05)	$10.04	0.97%		$533,091	0.45%		0.45%		0.61%		51%
IB	9.97	0.04	0.02		0.06	(0.01)	—	(0.01)	10.02	0.64		78,658	0.70		0.70		0.35		51

For the Year Ended December 31, 2015
IA	$10.01	$0.03	$(0.02)		$0.01	$(0.03)	$—	$(0.03)	$9.99	0.13%		$611,087	0.43%		0.43%		0.33%		35%
IB	9.98	0.01	(0.02)		(0.01)	—	—	—	9.97	(0.09)		96,970	0.68		0.68		0.08		35

For the Year Ended December 31, 2014
IA	$10.00	$0.02	$(0.01)		$0.01	$—	$—	$—	$10.01	0.10%		$745,597	0.43%		0.43%		0.23%		40%
IB	9.99	—	(0.01)		(0.01)	—	—	—	9.98	(0.10)		121,168	0.68		0.68		(0.02)		40

For the Year Ended December 31, 2013(6)(11)
IA	$10.00	$—	$—		$—	$—	$—	$—	$10.00	—%		$1,013,110	0.45%		0.21%		(0.02)%		6	%(12)
IB	10.00	(0.01)	—		(0.01)	—	—	—	9.99	(0.10)		163,058	0.49		0.25		(0.06)		6	(12)

For the Year Ended December 31, 2012(6)(11)
IA	$10.00	$—	$—		$—	$—	$—	$—	$10.00	—%		$1,603,657	0.42%		0.18%		—%		—	%(13)
IB	10.00	—	—		—	—	—	—	10.00	—		272,464	0.42		0.18		—		—	(13)

Hartford U.S. Government Securities HLS Fund
For the Six-Month Period Ended June 30, 2017 (Unaudited)
IA	$10.30	$0.09	$0.06		$0.15	$—	$—	$—	$10.45	1.46	%(4)	$348,040	0.51	%(5)	0.51	%(5)	1.75	%(5)	67%
IB	10.28	0.08	0.06		0.14	—	—	—	10.42	1.36	(4)	74,894	0.76	(5)	0.76	(5)	1.50	(5)	67

For the Year Ended December 31, 2016
IA	$10.34	$0.18	$(0.02	)(9)	$0.16	$(0.20)	$—	$(0.20)	$10.30	1.54%		$368,740	0.51%		0.51%		1.67%		81%
IB	10.32	0.15	(0.02	)(9)	0.13	(0.17)	—	(0.17)	10.28	1.27		79,489	0.76		0.76		1.42		81

For the Year Ended December 31, 2015
IA	$10.37	$0.16	$—		$0.16	$(0.19)	$—	$(0.19)	$10.34	1.56%		$412,060	0.49%		0.49%		1.53%		42%
IB	10.34	0.13	0.01		0.14	(0.16)	—	(0.16)	10.32	1.35		90,088	0.74		0.74		1.28		42

For the Year Ended December 31, 2014
IA	$10.32	$0.15	$0.14		$0.29	$(0.24)	$—	$(0.24)	$10.37	2.81%		$468,967	0.48%		0.48%		1.40%		37%
IB	10.28	0.12	0.15		0.27	(0.21)	—	(0.21)	10.34	2.59		102,235	0.73		0.73		1.15		37

For the Year Ended December 31, 2013
IA	$10.75	$0.12	$(0.30)		$(0.18)	$(0.25)	$—	$(0.25)	$10.32	(1.68)%		$556,169	0.49%		0.49%		1.14%		39%
IB	10.71	0.09	(0.30)		(0.21)	(0.22)	—	(0.22)	10.28	(1.97)		123,908	0.74		0.74		0.89		39

For the Year Ended December 31, 2012(6)
IA	$10.68	$0.16	$0.22		$0.38	$(0.31)	$—	$(0.31)	$10.75	3.70%		$833,735	0.48%		0.48%		1.20%		86%
IB	10.63	0.13	0.23		0.36	(0.28)	—	(0.28)	10.71	3.44		173,937	0.73		0.73		0.95		86

The accompanying notes are an integral part of these financial statements.

196

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Value HLS Fund
For the Six-Month Period Ended June 30, 2017 (Unaudited)
IA	$15.27	$0.14	$0.78	$0.92	$—	$—	$—	$16.19	6.02	%(4)	$442,819	0.80	%(5)	0.80	%(5)	1.81	%(5)	7%
IB	15.26	0.12	0.77	0.89	—	—	—	16.15	5.83	(4)	75,889	1.05	(5)	1.05	(5)	1.56	(5)	7

For the Year Ended December 31, 2016
IA	$15.58	$0.28	$1.75	$2.03	$(0.26)	$(2.08)	$(2.34)	$15.27	13.69%		$446,411	0.80%		0.80%		1.83%		15%
IB	15.57	0.24	1.75	1.99	(0.22)	(2.08)	(2.30)	15.26	13.46		77,796	1.05		1.05		1.58		15

For the Year Ended December 31, 2015
IA	$16.89	$0.26	$(0.77)	$(0.51)	$(0.26)	$(0.54)	$(0.80)	$15.58	(3.08)%		$455,713	0.78%		0.78%		1.56%		19%
IB	16.88	0.22	(0.77)	(0.55)	(0.22)	(0.54)	(0.76)	15.57	(3.35)		80,052	1.03		1.03		1.30		19

For the Year Ended December 31, 2014
IA	$15.39	$0.24	$1.51	$1.75	$(0.25)	$—	$(0.25)	$16.89	11.37%		$523,661	0.77%		0.77%		1.51%		14%
IB	15.38	0.20	1.51	1.71	(0.21)	—	(0.21)	16.88	11.10		98,407	1.02		1.02		1.26		14

For the Year Ended December 31, 2013
IA	$11.86	$0.23	$3.55	$3.78	$(0.25)	$—	$(0.25)	$15.39	31.94%		$551,350	0.76%		0.76%		1.66%		19%
IB	11.85	0.20	3.54	3.74	(0.21)	—	(0.21)	15.38	31.65		109,081	1.01		1.01		1.41		19

For the Year Ended December 31, 2012(6)
IA	$10.37	$0.26	$1.50	$1.76	$(0.27)	$—	$(0.27)	$11.86	16.99%		$549,228	0.76%		0.76%		2.02%		22%
IB	10.36	0.23	1.50	1.73	(0.24)	—	(0.24)	11.85	16.69		103,438	1.01		1.01		1.77		22

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Net investment income (loss) per share amounts have been calculated using the Securities and Exchange Commission method.
(7)	Commenced operations on April 30, 2014.
(8)	During the year ended December 31, 2014, the Fund incurred $61.8 million in sales associated with the transition of assets from Hartford Global Research HLS Fund, which merged into the Hartford Global Growth HLS Fund on June 23, 2014. These sales were excluded from the portfolio turnover rate calculation.
(9)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(10)	During the year ended December 31, 2014, the Fund incurred $137.9 million in sales associated with the transition of assets from Hartford Growth HLS Fund, which merged into the Fund on June 23, 2014. These sales were excluded from the portfolio turnover rate calculation.
(11)	Per share amounts have been restated to reflect a reverse stock split effective October 21, 2013. Please see Notes to Financial Statements.
(12)	Portfolio turnover shown is from October 21, 2013 (conversion date) through December 31, 2013.
(13)	The Fund was managed as a money market fund and portfolio turnover was not calculated.

The accompanying notes are an integral part of these financial statements.

197

Hartford HLS Funds

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization:

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (each, a “Company” and collectively, the “Companies”) are each an open-end registered management investment company comprised of fifteen and four series, respectively, as of June 30, 2017. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

Hartford Series Fund, Inc.:

Hartford Balanced HLS Fund (the “Balanced HLS Fund”)

Hartford Capital Appreciation HLS Fund (the “Capital Appreciation HLS Fund”)

Hartford Disciplined Equity HLS Fund (the “Disciplined Equity HLS Fund”)

Hartford Dividend and Growth HLS Fund (the “Dividend and Growth HLS Fund”)

Hartford Global Growth HLS Fund (the “Global Growth HLS Fund”)

Hartford Healthcare HLS Fund (the “Healthcare HLS Fund”)

Hartford High Yield HLS Fund (the “High Yield HLS Fund”)

Hartford International Opportunities HLS Fund (the “International Opportunities HLS Fund”)

Hartford MidCap HLS Fund (the “MidCap HLS Fund”)

Hartford MidCap Value HLS Fund (the “MidCap Value HLS Fund”)

Hartford Small Company HLS Fund (the “Small Company HLS Fund”)

Hartford Stock HLS Fund (the “Stock HLS Fund”)

Hartford Total Return Bond HLS Fund (the “Total Return Bond HLS Fund”)

Hartford Ultrashort Bond HLS Fund (the “Ultrashort Bond HLS Fund”)

Hartford Value HLS Fund (the “Value HLS Fund”)

Hartford HLS Series Fund II, Inc.:

Hartford Growth Opportunities HLS Fund (the “Growth Opportunities HLS Fund”)

Hartford Small Cap Growth HLS Fund (the “Small Cap Growth HLS Fund”)

Hartford Small/Mid Cap Equity HLS Fund (the “Small/Mid Cap Equity HLS Fund”)

Hartford U.S. Government Securities HLS Fund (the “U.S. Government Securities HLS Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified pension or retirement plans. Each Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the Funds if permitted in the variable insurance contract prospectus. In addition, participants in certain qualified pension or retirement plans may choose the Funds if permitted by their plans.

Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Each Fund, except Balanced HLS Fund, Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, Global Growth HLS Fund, Growth Opportunities HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, Small/Mid Cap Equity HLS Fund and Stock HLS, is divided into Class IA and Class IB shares. Balanced HLS Fund, Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, Global Growth HLS Fund, Growth Opportunities HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, Small/Mid Cap Equity HLS Fund and Stock HLS Fund are divided into Class IA, Class IB and Class IC shares. Class IC shares have not commenced operations for Balanced HLS Fund, Dividend and Growth HLS Fund, Global Growth HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, Small/Mid Cap Equity HLS Fund and Stock HLS Fund as of the date of this report. Small Cap Growth HLS Fund and Small Company HLS Fund are closed to new investors until further notice. For more information please see the Fund’s prospectus. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except certain class specific expenses. Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act. Class IC shares are subject to distribution fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and Class IC shares are also subject to an administrative service fee.

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2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the respective Company’s Board of Directors. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the respective Company’s Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interests), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the respective Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the OTC market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the

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value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the respective Company’s Board of Directors.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of each Company generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by each Company’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of each Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors of each Company then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

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For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

Following is quantitative information about Level 3 fair value measurements:

Growth Opportunities HLS Fund

Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at June 30, 2017
Common Stock
Model	EV/Estimated Revenue	2.82x to 3.88x	$1,638,543
Cost	Trade Price	$44.27 to $114.2925	5,383,849
Estimated Recovery Rate	Recovery Rate	80%	959,368

Preferred Stock
Model	EV/Estimated Revenue	0.8x to 9.0x	31,710,071
Cost	Trade Price	$1.82 to $51.81	59,922,284

Convertible Preferred Stock
Model	EV/Estimated Revenue	3.7x	3,121,404

Total			$102,735,519

*	The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

Small Company HLS Fund

Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at June 30, 2017
Common Stock
Model	EV/EBITDA	4.37x to 6.51x	$802,624
Cost	Trade Price	$3.18 to $44.27	5,308,430
Estimated Recovery Value	Recovery Rate	80%	639,084

Preferred Stock
Model	EV/Estimated Revenue	0.8x to 7.2x	12,128,716
Cost	Trade Price	$2.29 to $14.98	10,370,692

Total			$29,249,549

*	The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage related and other asset backed securities are included in interest income in the Statements of Operations, as applicable.

d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. The amount of foreign tax expense is included on the accompanying Statements of Operations as a reduction to net realized gain on investments in these securities, if applicable.

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e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

3.	Securities and Other Investments:

a)	Illiquid and Restricted Investments – Each Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund’s NAV. A Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on a Fund’s NAV. Each Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the respective Company’s Board of Directors. See each Fund’s Schedule of Investments, if applicable, for illiquid or restricted investments as of June 30, 2017.

b)

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of

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the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of June 30, 2017.

In connection with a Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund’s Schedule of Investments, if applicable, for TBA commitments as of June 30, 2017.

c)	Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund’s Schedule of Investments, if applicable, for outstanding senior floating rate interests as of June 30, 2017.

d)	Mortgage Related and Other Asset Backed Securities – A Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Mortgage related and other asset backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund’s Schedule of Investments, if applicable, for mortgage related and other asset backed securities as of June 30, 2017.

e)

Inflation Indexed Bonds – A Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation indexed bond will be included as interest income

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on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund’s Schedule of Investments, if applicable, for inflation indexed bonds as of June 30, 2017.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended June 30, 2017, Capital Appreciation HLS Fund, High Yield HLS Fund, International Opportunities HLS Fund and Total Return Bond HLS Fund had engaged in Foreign Currency Contracts.

b)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund uses futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended June 30, 2017, Balanced HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund had engaged in Futures Contracts.

c)

Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either OTC options or executed in a registered exchange (“exchange traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing

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call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

During the six-month period ended June 30, 2017, Total Return Bond HLS Fund had engaged in Options Contracts.

Transactions involving written option contracts during the six-month period ended June 30, 2017, are summarized below:

Total Return Bond HLS Fund

Options Activity During the Six-Month Period Ended June 30, 2017

Call Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	—	$—
Written	4,000,000	—
Expired	—	—
Closed	(4,000,000)	—
Exercised	—	—

End of Period	—	$—

Put Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	—	$—
Written	6,015,000	45,534
Expired	(6,015,000)	(45,534)
Closed	—	—
Exercised	—	—

End of Period	—	$—

d)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the respective Company’s Board of Directors. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swap. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized

205

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Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

During the six-month period ended June 30, 2017, High Yield HLS Fund and Total Return Bond HLS Fund had engaged in Credit Default Swap Contracts.

Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss.

206

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

During the six-month period ended June 30, 2017, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund had engaged in Interest Rate Swap Contracts.

Cross Currency Swaps – Certain Funds may enter into cross currency swap agreements to gain or mitigate exposure to currency risk. A cross currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Cross currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a cross currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

During the six-month period ended June 30, 2017, Total Return Bond HLS Fund had engaged in Cross Currency Swap Contracts.

e)	Additional Derivative Instrument Information:

Balanced HLS Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$129,968	$—	$—	$—	$—	$—	$129,968

Total	$129,968	$—	$—	$—	$—	$—	$129,968

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(826,863)	$—	$—	$—	$—	$—	$(826,863)

Total	$(826,863)	$—	$—	$—	$—	$—	$(826,863)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$291,092	$—	$—	$—	$—	$—	$291,092

Total	$291,092	$—	$—	$—	$—	$—	$291,092

For the period ended June 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long	4
Futures Contracts Short	(244)

207

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

Capital Appreciation HLS Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$3,020,542	$—	$—	$—	$—	$3,020,542

Total	$—	$3,020,542	$—	$—	$—	$—	$3,020,542

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$3,823,470	$—	$—	$—	$—	$3,823,470

Total	$—	$3,823,470	$—	$—	$—	$—	$3,823,470

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$(2,512,791)	$—	$—	$—	$—	$(2,512,791)

Total	$—	$(2,512,791)	$—	$—	$—	$—	$(2,512,791)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(1,793,502)	$—	$—	$—	$—	$(1,793,502)

Total	$—	$(1,793,502)	$—	$—	$—	$—	$(1,793,502)

For the period ended June 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased	$48,488,374
Foreign Currency Contracts Sold	$103,339,157

High Yield HLS Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$1,216	$—	$—	$—	$—	$1,216
Unrealized appreciation on swap contracts(2)	—	—	32,565	—	—	—	32,565

Total	$—	$1,216	$32,565	$—	$—	$—	$33,781

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$26,947	$—	$—	$—	$—	$26,947

Total	$—	$26,947	$—	$—	$—	$—	$26,947

208

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

High Yield HLS Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on swap contracts	$—	$—	$565,140	$—	$—	$—	$565,140
Net realized gain (loss) on foreign currency contracts	—	(152,485)	—	—	—	—	(152,485)

Total	$—	$(152,485)	$565,140	$—	$—	$—	$412,655

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$—	$—	$(269,937)	$—	$—	$—	$(269,937)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	15,707	—	—	—	—	15,707

Total	$—	$15,707	$(269,937)	$—	$—	$—	$(254,230)

For the period ended June 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Swap Contracts	$7,839,850
Foreign Currency Contracts Purchased	$951,867
Foreign Currency Contracts Sold	$1,905,406

International Opportunities HLS Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$5,029,177	$—	$—	$—	$—	$5,029,177

Total	$—	$5,029,177	$—	$—	$—	$—	$5,029,177

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$6,448,788	$—	$—	$—	$—	$6,448,788

Total	$—	$6,448,788	$—	$—	$—	$—	$6,448,788

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(1,419,611)	$—	$—	$—	$—	$(1,419,611)

Total	$—	$(1,419,611)	$—	$—	$—	$—	$(1,419,611)

209

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

International Opportunities HLS Fund – (continued)

For the period ended June 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased	$101,702,773
Foreign Currency Contracts Sold	$100,283,163

Total Return Bond HLS Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$1,944,368	$391,431	$—	$—	$—	$—	$2,335,799
Unrealized appreciation on futures contracts(1)	2,920,064	—	—	—	—	—	2,920,064
Unrealized appreciation on foreign currency contracts	—	545,647	—	—	—	—	545,647
Unrealized appreciation on swap contracts(2)	1,885,490	41,381	1,811,606	—	—	—	3,738,477

Total	$6,749,922	$978,459	$1,811,606	$—	$—	$—	$9,539,987

Liabilities:
Unrealized depreciation on futures contracts(1)	$589,159	$—	$—	$—	$—	$—	$589,159
Unrealized depreciation on foreign currency contracts	—	184,789	—	—	—	—	184,789
Unrealized depreciation on swap contracts(2)	75,943	78,931	4,729,868	—	—	—	4,884,742

Total	$665,102	$263,720	$4,729,868	$—	$—	$—	$5,658,690

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$313,531	$191,817	$—	$—	$—	$—	$505,348
Net realized gain (loss) on futures contracts	6,327,765	—	—	—	—	—	6,327,765
Net realized gain (loss) on written options contracts	(101,265)	45,534	—	—	—	—	(55,731)
Net realized gain (loss) on swap contracts	1,043,863	—	2,279,488	—	—	—	3,323,351
Net realized gain (loss) on foreign currency contracts	—	(795,548)	—	—	—	—	(795,548)

Total	$7,583,894	$(558,197)	$2,279,488	$—	$—	$—	$9,305,185

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(469,231)	$103,005	$—	$—	$—	$—	$(366,226)
Net change in unrealized appreciation (depreciation) of futures contracts	2,327,140	—	—	—	—	—	2,327,140
Net change in unrealized appreciation (depreciation) of swap contracts	(1,834,287)	(37,550)	(4,485,899)	—	—	—	(6,357,736)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(3,133,855)	—	—	—	—	(3,133,855)

Total	$23,622	$(3,068,400)	$(4,485,899)	$—	$—	$—	$(7,530,677)

210

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

Total Return Bond HLS Fund – (continued)

For the period ended June 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts	18,465,833
Futures Contracts Long	3,824
Futures Contracts Short	(2,921)
Swap Contracts	$530,956,184
Foreign Currency Contracts Purchased	$60,776,560
Foreign Currency Contracts Sold	$115,126,874

U.S. Government Securities HLS Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$217,537	$—	$—	$—	$—	$—	$217,537
Unrealized depreciation on swap contracts(2)	69,391	—	—	—	—	—	69,391

Total	$286,928	$—	$—	$—	$—	$—	$286,928

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(221,063)	$—	$—	$—	$—	$—	$(221,063)
Net realized gain (loss) on swap contracts	412,637	—	—	—	—	—	412,637

Total	$191,574	$—	$—	$—	$—	$—	$191,574

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$158,971	$—	$—	$—	$—	$—	$158,971
Net change in unrealized appreciation (depreciation) of swap contracts	(495,685)	—	—	—	—	—	(495,685)

Total	$(336,714)	$—	$—	$—	$—	$—	$(336,714)

For the period ended June 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long	968
Futures Contracts Short	(296)
Swap Contracts	$15,086,667

(1)	Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation (depreciation) on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation (depreciation) on OTC swap contracts, if applicable.

211

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

f)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present the Funds’ derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Funds as of June 30, 2017:

Balanced HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$129,968	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	129,968	—

Derivatives not subject to a MNA	(129,968)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Capital Appreciation HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$3,020,542	$(3,823,470)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	3,020,542	(3,823,470)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$3,020,542	$(3,823,470)

Capital Appreciation HLS Fund

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Citibank NA	$2,838,630	$—	$—	$—	$2,838,630
State Street Global Markets LLC	181,912	—	—	—	181,912

Total	$3,020,542	$—	$—	$—	$3,020,542

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(183,567)	$—	$—	$—	$(183,567)
Goldman Sachs & Co.	(3,639,903)	—	—	—	(3,639,903)

Total	$(3,823,470)	$—	$—	$—	$(3,823,470)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

212

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

High Yield HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$1,216	$(26,947)
Swap contracts	32,565	—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	33,781	(26,947)

Derivatives not subject to a MNA	(7,890)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$25,891	$(26,947)

High Yield HLS Fund

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Citibank NA	$24,675	$(20,963)	$—	$—	$3,712
Credit Agricle	1,216	(1,216)	—	—	—

Total	$25,891	$(22,179)	$—	$—	$3,712

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$(20,963)	$20,963	$—	$—	$—
Credit Agricle	(5,177)	1,216	—	—	(3,961)
Deutsche Bank Securities, Inc.	(807)	—	—	—	(807)

Total	$(26,947)	$22,179	$—	$—	$(4,768)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

International Opportunities HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$5,029,177	$(6,448,788)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	5,029,177	(6,448,788)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$5,029,177	$(6,448,788)

International Opportunities HLS Fund

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Citibank NA	$5,029,177	$—	$—	$—	$5,029,177

213

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

International Opportunities HLS Fund – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Goldman Sachs & Co.	$(6,448,788)	$—	$—	$—	$(6,448,788)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Total Return Bond HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$545,647	$(184,789)
Futures contracts	2,920,064	(589,159)
Purchased options	2,335,799	—
Swap contracts	3,738,477	(4,884,742)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	9,539,987	(5,658,690)

Derivatives not subject to a MNA	(4,244,231)	1,063,907

Total gross amount of assets and liabilities subject to MNA or similar agreements	$5,295,756	$(4,594,783)

Total Return Bond HLS Fund

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$657,187	$(399,454)	$—	$—	$257,733
Barclays	502	(502)	—	—	—
BNP Paribas Securities Services	31,473	—	—	—	31,473
Citibank NA	445,916	(206,596)	—	(239,320)	—
Credit Suisse International	338,466	(338,466)	—	—	—
Deutsche Bank Securities, Inc.	14,841	(14,841)	—	—	—
Goldman Sachs & Co.	758,049	(758,049)	—	—	—
JP Morgan Chase & Co.	2,092,209	(176,150)	—	(400,000)	1,516,059
Merrill Lynch International	111,948	(111,948)	—	—	—
Morgan Stanley	365,671	(365,671)	—	—	—
RBC Dominion Securities, Inc.	37,847	—	—	—	37,847
UBS AG	441,647	(212,935)	—	—	228,712

Total	$5,295,756	$(2,584,612)	$—	$(639,320)	$2,071,824

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Banc of America Securities LLC	$(399,454)	$399,454	$—	$—	$—
Barclays	(284,919)	502	94,756	—	(189,661)
Citibank NA	(206,596)	206,596	—	—	—
Credit Agricle	(6,906)	—	—	—	(6,906)
Credit Suisse International	(1,170,276)	338,466	831,810	—	—
Deutsche Bank Securities, Inc.	(146,269)	14,841	—	—	(131,428)

214

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Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

Total Return Bond HLS Fund – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Goldman Sachs & Co.	$(1,272,376)	$758,049	$514,327	$—	$—
HSBC Bank USA	(26,223)	—	—	—	(26,223)
JP Morgan Chase & Co.	(176,150)	176,150	—	—	—
Merrill Lynch International	(180,622)	111,948	68,674	—	—
Morgan Stanley	(512,057)	365,671	146,386	—	—
UBS AG	(212,935)	212,935	—	—	—

Total	$(4,594,783)	$2,584,612	$1,655,953	$—	$(354,218)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

U.S. Government Securities HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(217,537)
Swap contracts	—	(69,391)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(286,928)

Derivatives not subject to a MNA	—	286,928

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

215

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)	Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2017. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2016 (tax year end), the capital loss carryforwards for U.S. federal income tax purposes were as follows:

	Year of Expiration		Unlimited Short-Term Capital Loss Carryforward	Unlimited Long-Term Capital Loss Carryforward
Fund	2017	2018
Balanced HLS Fund	$81,507,953	$—	$—	$—
High Yield HLS Fund	9,709,378	—	4,253,411	16,435,019
International Opportunities HLS Fund	287,600,120	—	12,437,950	—
Small Cap Growth HLS Fund	—	—	14,173,818	—
Small Company HLS Fund	—	—	89,790,983	2,062,430
Stock HLS Fund	133,818,999	—	—	—
Total Return Bond HLS Fund	—	—	11,966,088	2,684,158
Ultrashort Bond HLS Fund	—	—	260,576	407,216
U.S. Government Securities HLS Fund	25,163,377	58,149,395	—	24,627,720

Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Global Growth HLS, Growth Opportunities HLS Fund, Healthcare HLS Fund, MidCap HLS Fund, MidCap Value HLS Fund, Small/Mid Cap Equity HLS Fund and Value HLS Fund had no capital loss carryforwards for U.S. federal income tax purposes at December 31, 2016.

At December 31, 2016, Balanced HLS Fund, Stock HLS Fund and U.S. Government Securities HLS Fund utilized $117,542,438, $126,576,029 and $5,844,416 of prior year capital loss carryforwards, respectively.

At December 31, 2016, International Opportunities HLS Fund had expired $94,110,554 of prior year capital loss carryforwards.

216

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2017; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Balanced HLS Fund	0.6800% on first $250 million and;
0.6550% on next $250 million and;
0.6450% on next $500 million and;
0.5950% on next $4 billion and;
0.5925% on next $5 billion and;
0.5900% over $10 billion

Capital Appreciation HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion

Disciplined Equity HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $4 billion and;
0.6225% on next $5 billion and;
0.6200% over $10 billion

Dividend and Growth HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion

Global Growth HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $4 billion and;
0.6225% on next $5 billion and;
0.6200% over $10 billion

217

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

Fund	Management Fee Rates
Growth Opportunities HLS Fund	0.7000% on first $100 million and;
0.6000% on next $4.9 billion and;
0.5975% on next $5 billion and;
0.5950% over $10 billion

Healthcare HLS Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $4.5 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion

High Yield HLS Fund	0.7000% on first $500 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6150% on next $2.5 billion and;
0.6050% on next $5 billion and;
0.5950% over $10 billion

International Opportunities HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion

MidCap HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $4 billion and;
0.6225% on next $5 billion and;
0.6200% over $10 billion

MidCap Value HLS Fund	0.8000% on first $500 million and;
0.7250% on next $500 million and;
0.6750% on next $1.5 billion and;
0.6700% on next $2.5 billion and;
0.6650% on next $5 billion and;
0.6600% over $10 billion

Small Cap Growth HLS Fund	0.7000% on first $100 million and;
0.6000% on next $4.9 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

Small Company HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6000% on next $500 million and;
0.5500% on next $3.5 billion and;
0.5300% on next $5 billion and;
0.5200% over $10 billion

218

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

Fund	Management Fee Rates
Small/Mid Cap Equity HLS Fund	0.8000% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $2 billion and;
0.6900% on next $2 billion and;
0.6800% on next $5 billion and;
0.6700% over $10 billion

Stock HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $4 billion and;
0.4475% on next $5 billion and;
0.4450% over $10 billion

Total Return Bond HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $1.5 billion and;
0.4450% on next $2.5 billion and;
0.4300% on next $5 billion and;
0.4200% over $10 billion

Ultrashort Bond HLS Fund	0.4000% on first $5 billion and;
0.3800% on next $5 billion and;
0.3700% over $10 billion

U.S. Government Securities HLS Fund	0.4500% on first $500 million and;
0.4450% on next $500 million and;
0.4400% on next $1.5 billion and;
0.4350% on next $2.5 billion and;
0.4300% on next $5 billion and;
0.4200% over $10 billion

Value HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion

HFMC contractually agreed to waive investment management fees of 0.03% of average daily net assets until December 31, 2017, for the Balanced HLS Fund.

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and each Company, on behalf of its respective Funds, HFMC provides accounting services to each Fund and receives monthly compensation based on each Fund’s average daily net assets at the rates set forth below. Each Fund’s accounting services fees are accrued daily and paid monthly.

Fund	Accounting Services Fee Rates
Balanced HLS Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

219

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

Fund	Accounting Services Fee Rates
Capital Appreciation HLS Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Disciplined Equity HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Dividend and Growth HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Global Growth HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Growth Opportunities HLS Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Healthcare HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

High Yield HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

International Opportunities HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

MidCap HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

MidCap Value HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Small Cap Growth HLS Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Small Company HLS Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Small/Mid Cap Equity HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Stock HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

220

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

Fund	Accounting Services Fee Rates
Total Return Bond HLS Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Ultrashort Bond HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

U.S. Government Securities HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Value HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Prior to January 1, 2017, the Funds paid the following rates to HFMC for accounting services fees rendered:

Fund	Accounting Services Fee Rates
Balanced HLS Fund	0.016% on first $5 billion and;
0.013% on next $5 billion and;
0.010% over $10 billion

Capital Appreciation HLS Fund	0.018% on first $5 billion and;
0.014% on next $5 billion and;
0.010% over $10 billion

Disciplined Equity HLS Fund	0.012% on first $5 billion and;
0.010% over $5 billion

Dividend and Growth HLS Fund	0.012% on first $5 billion and;
0.010% over $5 billion

Global Growth HLS Fund	0.014% on first $5 billion and;
0.012% on next $5 billion and;
0.010% over $10 billion

Growth Opportunities HLS Fund	0.010% on all assets

Healthcare HLS Fund	0.010% on all assets

High Yield HLS Fund	0.020% on first $5 billion and;
0.015% on next $5 billion and;
0.010% over $10 billion

International Opportunities HLS Fund	0.016% on first $5 billion and;
0.013% on next $5 billion and;
0.010% over $10 billion

MidCap HLS Fund	0.010% on all assets

MidCap Value HLS Fund	0.010% on all assets

Small Cap Growth HLS Fund	0.012% on first $5 billion and;
0.010% over $5 billion

Small Company HLS Fund	0.012% on first $5 billion and;
0.010% over $5 billion

221

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

Fund	Accounting Services Fee Rates
Small/Mid Cap Equity HLS Fund	0.014% on first $5 billion and;
0.012% on next $5 billion and;
0.010% over $10 billion

Stock HLS Fund	0.010% on all assets

Total Return Bond HLS Fund	0.020% on first $5 billion and;
0.015% on next $5 billion and;
0.010% over $10 billion

Ultrashort Bond HLS Fund	0.010% on all assets

U.S. Government Securities HLS Fund	0.012% on first $5 billion and;
0.010% over $5 billion

Value HLS Fund	0.010% on all assets

Effective January 1, 2015, HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company (“State Street”). The costs and expenses of such delegation are borne by HFMC, not by the Funds, and HFMC compensates State Street for its services out of its own resources.

c)	Operating Expenses – Allocable expenses incurred by a Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and class, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – Hartford HLS Series Fund II, Inc., on behalf of its series except U.S. Government Securities HLS Fund, and Hartford Series Fund, Inc., on behalf of its series except High Yield HLS Fund, Total Return Bond HLS Fund and Ultrashort Bond HLS Fund, have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Funds’ expenses. In addition, the Funds’ custodian bank has agreed to reduce its fees when a Fund maintains cash on deposit in a non-interest-bearing custody account. For the period ended June 30, 2017, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class IA	Class IB	Class IC
Balanced HLS Fund	0.63%	0.88%	—
Capital Appreciation HLS Fund	0.67%	0.92%	1.17%
Disciplined Equity HLS Fund	0.78%	1.03%	—
Dividend and Growth HLS Fund	0.68%	0.93%	—
Global Growth HLS Fund	0.81%	1.06%	—
Growth Opportunities HLS Fund	0.65%	0.90%	1.15%
Healthcare HLS Fund	0.89%	1.14%	—
High Yield HLS Fund	0.77%	1.02%	—
International Opportunities HLS Fund	0.74%	0.99%	—
MidCap HLS Fund	0.70%	0.95%	—
MidCap Value HLS Fund	0.85%	1.10%	—
Small Cap Growth HLS Fund	0.65%	0.90%	—
Small Company HLS Fund	0.77%	1.02%	—
Small/Mid Cap Equity HLS Fund	0.91%	1.16%	—
Stock HLS Fund	0.52%	0.77%	—
Total Return Bond HLS Fund	0.51%	0.76%	—
Ultrashort Bond HLS Fund	0.45%	0.70%	—
U.S. Government Securities HLS Fund	0.51%	0.76%	—
Value HLS Fund	0.80%	1.05%	—

222

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

e)	Distribution Plans for Class IB and Class IC Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. Each Company, on behalf of its respective Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares and each Company, on behalf of certain Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IC shares.

Pursuant to the Class IB Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class IC Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for distribution financing activities.

Each Board has the authority to suspend or reduce these payments at any point in time. The distribution fees paid during the period can be found on the Statements of Operations. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.

f)	Administrative Services Fee for Class IC Shares – Certain Funds may pay an administrative services fee to third party insurance companies annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for recordkeeping and/or other administrative services provided to such Class IC shares. The total administrative services fees paid during the period are shown on the Statements of Operations. These fees are accrued daily and paid monthly.

g)	Other Related Party Transactions – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2017, a portion of each Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statement of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Balanced HLS Fund	$3,722
Capital Appreciation HLS Fund	8,358
Disciplined Equity HLS Fund	1,082
Dividend and Growth HLS Fund	5,553
Global Growth HLS Fund	724
Growth Opportunities HLS Fund	2,232
Healthcare HLS Fund	514
High Yield HLS Fund	507
International Opportunities HLS Fund	2,093
Midcap HLS Fund	3,081
MidCap Value HLS Fund	606
Small Cap Growth HLS Fund	2,004
Small Company HLS Fund	1,268
Small/Mid Cap Equity HLS Fund	161
Stock HLS Fund	2,357
Total Return Bond HLS Fund	3,933
Ultrashort Bond HLS Fund	929
U.S. Government Securities HLS Fund	695
Value HLS Fund	835

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Pursuant to a sub-transfer agency agreement between HASCO and Boston Financial Data Services, Inc. (“BFDS”), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to BFDS. The costs and expenses of such delegation are borne by HASCO, not by the Funds. Each Fund pays HASCO a fixed fee annually, plus out of pocket expenses for providing such services. The amount paid to HASCO can be found in the Statements of Operations. These fees are accrued daily and paid monthly.

223

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

For the six-month period ended June 30, 2017, the rate of compensation paid to HASCO for transfer agency services as a percentage of each Fund’s average daily net assets is as follows:

Fund	Percent of Average Daily Net Assets
Balanced HLS Fund	0.00%
Capital Appreciation HLS Fund	0.00%
Disciplined Equity HLS Fund	0.00%
Dividend and Growth HLS Fund	0.00%
Global Growth HLS Fund	0.00%
Growth Opportunities HLS Fund	0.00%
Healthcare HLS Fund	0.00%
High Yield HLS Fund	0.00%
International Opportunities HLS Fund	0.00%
MidCap HLS Fund	0.00%
MidCap Value HLS Fund	0.00%
Small Cap Growth HLS Fund	0.00%
Small Company HLS Fund	0.00%
Small/Mid Cap Equity HLS Fund	0.00%
Stock HLS Fund	0.00%
Total Return Bond HLS Fund	0.00%
Ultrashort Bond HLS Fund	0.00%
U.S. Government Securities HLS Fund	0.00%
Value HLS Fund	0.00%

8.	Affiliate Holdings:

As of June 30, 2017, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class

Fund	Class IA	Class IB	Class IC
Balanced HLS Fund	—	—	—
Capital Appreciation HLS Fund	—	—	—	%*
Disciplined Equity HLS Fund	—	—	—
Dividend and Growth HLS Fund	—	—	—
Global Growth HLS Fund	—	—	—
Growth Opportunities HLS Fund	—	—	—	%*
Healthcare HLS Fund	—	—	—
High Yield HLS Fund	—	—	—
International Opportunities HLS Fund	—	—	—
MidCap HLS Fund	—	—	—
MidCap Value HLS Fund	—	—	—
Small Cap Growth HLS Fund	—	—	—
Small Company HLS Fund	—	—	—
Small/Mid Cap Equity HLS Fund	—	—	—
Stock HLS Fund	—	—	—
Total Return Bond HLS Fund	—	—	—
Ultrashort Bond HLS Fund	—	—	—
U.S. Government Securities HLS Fund	—	—	—
Value HLS Fund	—	—	—

224

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

Percentage of Fund by Class

Fund	Class IA	Class IB	Class IC
Balanced HLS Fund	—	—	—
Capital Appreciation HLS Fund	—	—	—	%*
Disciplined Equity HLS Fund	—	—	—
Dividend and Growth HLS Fund	—	—	—
Global Growth HLS Fund	—	—	—
Growth Opportunities HLS Fund	—	—	—	%*
Healthcare HLS Fund	—	—	—
High Yield HLS Fund	—	—	—
International Opportunities HLS Fund	—	—	—
MidCap HLS Fund	—	—	—
MidCap Value HLS Fund	—	—	—
Small Cap Growth HLS Fund	—	—	—
Small Company HLS Fund	—	—	—
Small/Mid Cap Equity HLS Fund	—	—	—
Stock HLS Fund	—	—	—
Total Return Bond HLS Fund	—	—	—
Ultrashort Bond HLS Fund	—	—	—
U.S. Government Securities HLS Fund	—	—	—
Value HLS Fund	—	—	—

*	Percentage rounds to zero.

9.	Investment Transactions:

For the six-month period ended June 30, 2017, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations
Balanced HLS Fund	$307,357,349	$350,891,710
Capital Appreciation HLS Fund	1,724,306,436	2,266,078,853
Disciplined Equity HLS Fund	122,351,380	185,987,908
Dividend and Growth HLS Fund	479,496,839	627,949,798
Global Growth HLS Fund	133,210,119	150,780,122
Growth Opportunities HLS Fund	682,545,874	763,964,533
Healthcare HLS Fund	30,910,649	41,701,546
High Yield HLS Fund	67,018,307	83,136,836
International Opportunities HLS Fund	614,899,930	669,848,768
MidCap HLS Fund	344,350,157	347,590,637
MidCap Value HLS Fund	67,728,420	91,426,443
Small Cap Growth HLS Fund	362,479,127	379,243,182
Small Company HLS Fund	443,919,507	801,528,877
Small/Mid Cap Equity HLS Fund	42,089,530	53,307,139
Stock HLS Fund	55,712,585	160,020,394
Total Return Bond HLS Fund	825,756,835	937,888,690
Ultrashort Bond HLS Fund	138,556,478	149,004,168
U.S. Government Securities HLS Fund	47,879,620	30,004,011
Value HLS Fund	35,624,546	66,194,262

225

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

Fund	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations
Balanced HLS Fund	$44,040,622	$113,035,723
Capital Appreciation HLS Fund	—	—
Disciplined Equity HLS Fund	—	—
Dividend and Growth HLS Fund	—	—
Global Growth HLS Fund	—	—
Growth Opportunities HLS Fund	—	—
Healthcare HLS Fund	—	—
High Yield HLS Fund	—	—
International Opportunities HLS Fund	—	—
MidCap HLS Fund	—	—
MidCap Value HLS Fund	—	—
Small Cap Growth HLS Fund	—	—
Small Company HLS Fund	—	—
Small/Mid Cap Equity HLS Fund	—	—
Stock HLS Fund	—	—
Total Return Bond HLS Fund	405,916,129	199,237,553
Ultrashort Bond HLS Fund	58,805,311	70,509,508
U.S. Government Securities HLS Fund	259,269,877	253,856,889
Value HLS Fund	—	—

Fund	Total Cost of Purchases	Total Sales Proceeds
Balanced HLS Fund	$351,397,971	$463,927,433
Capital Appreciation HLS Fund	1,724,306,436	2,266,078,853
Disciplined Equity HLS Fund	122,351,380	185,987,908
Dividend and Growth HLS Fund	479,496,839	627,949,798
Global Growth HLS Fund	133,210,119	150,780,122
Growth Opportunities HLS Fund	682,545,874	763,964,533
Healthcare HLS Fund	30,910,649	41,701,546
High Yield HLS Fund	67,018,307	83,136,836
International Opportunities HLS Fund	614,899,930	669,848,768
MidCap HLS Fund	344,350,157	347,590,637
MidCap Value HLS Fund	67,728,420	91,426,443
Small Cap Growth HLS Fund	362,479,127	379,243,182
Small Company HLS Fund	443,919,507	801,528,877
Small/Mid Cap Equity HLS Fund	42,089,530	53,307,139
Stock HLS Fund	55,712,585	160,020,394
Total Return Bond HLS Fund	1,231,672,964	1,137,126,243
Ultrashort Bond HLS Fund	197,361,789	219,513,676
U.S. Government Securities HLS Fund	307,149,497	283,860,901
Value HLS Fund	35,624,546	66,194,262

226

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

10.	Capital Share Transactions:

The following information is for the six-month period ended June 30, 2017, and the year ended December 31, 2016:

Balanced HLS Fund
	For the Six-Month Period Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	204,696	$5,863,630	432,134	$11,762,594
Shares Issued for Reinvested Dividends	—	—	2,066,809	57,374,388
Shares Redeemed	(4,885,084)	(139,542,036)	(11,127,409)	(301,710,149)

Net Increase (Decrease)	(4,680,388)	(133,678,406)	(8,628,466)	(232,573,167)

Class IB
Shares Sold	40,223	$1,164,526	183,197	$4,893,695
Shares Issued for Reinvested Dividends	—	—	247,482	6,967,476
Shares Redeemed	(778,049)	(22,561,675)	(1,673,760)	(46,010,455)

Net Increase (Decrease)	(737,826)	(21,397,149)	(1,243,081)	(34,149,284)

Total Net Increase (Decrease)	(5,418,214)	$(155,075,555)	(9,871,547)	$(266,722,451)

Capital Appreciation HLS Fund
	For the Six-Month Period Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	1,090,675	$48,916,517	1,890,996	$80,924,245
Shares Issued for Reinvested Dividends	—	—	12,769,224	530,174,730
Shares Redeemed	(12,412,019)	(561,387,046)	(34,600,429)	(1,476,715,307)

Net Increase (Decrease)	(11,321,344)	(512,470,529)	(19,940,209)	(865,616,332)

Class IB
Shares Sold	58,841	$2,615,348	115,545	$4,798,062
Shares Issued for Reinvested Dividends	—	—	1,471,280	60,184,340
Shares Redeemed	(1,252,314)	(55,655,844)	(2,744,732)	(115,383,323)

Net Increase (Decrease)	(1,193,473)	(53,040,496)	(1,157,907)	(50,400,921)

Class IC
Shares Sold	56,933	$2,548,007	155,349	$6,572,808
Shares Issued for Reinvested Dividends	—	—	50,492	2,075,655
Shares Redeemed	(22,216)	(993,787)	(55,844)	(2,347,703)

Net Increase (Decrease)	34,717	1,554,220	149,997	6,300,760

Total Net Increase (Decrease)	(12,480,100)	$(563,956,805)	(20,948,119)	$(909,716,493)

227

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

Disciplined Equity HLS Fund
	For the Six-Month Period Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	124,466	$1,901,822	1,162,708	$17,069,443
Shares Issued for Reinvested Dividends	—	—	5,685,375	81,089,435
Shares Redeemed	(3,476,916)	(52,671,567)	(7,445,491)	(111,694,506)

Net Increase (Decrease)	(3,352,450)	(50,769,745)	(597,408)	(13,535,628)

Class IB
Shares Sold	84,351	$1,273,104	244,068	$3,630,073
Shares Issued for Reinvested Dividends	—	—	798,826	11,270,736
Shares Redeemed	(543,470)	(8,151,739)	(1,248,004)	(18,586,945)

Net Increase (Decrease)	(459,119)	(6,878,635)	(205,110)	(3,686,136)

Total Net Increase (Decrease)	(3,811,569)	$(57,648,380)	(802,518)	$(17,221,764)

Dividend and Growth HLS Fund
	For the Six-Month Period Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	3,097,051	$70,917,724	5,495,742	$123,287,564
Shares Issued for Reinvested Dividends	—	—	17,932,886	380,223,306
Shares Redeemed	(10,168,580)	(233,679,105)	(22,492,815)	(495,062,146)

Net Increase (Decrease)	(7,071,529)	(162,761,381)	935,813	8,448,724

Class IB
Shares Sold	170,895	$3,914,438	499,749	$10,925,264
Shares Issued for Reinvested Dividends	—	—	2,654,218	55,923,091
Shares Redeemed	(1,856,306)	(42,412,004)	(3,669,262)	(80,212,091)

Net Increase (Decrease)	(1,685,411)	(38,497,566)	(515,295)	(13,363,736)

Total Net Increase (Decrease)	(8,756,940)	$(201,258,947)	420,518	$(4,915,012)

Global Growth HLS Fund
	For the Six-Month Period Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	596,901	$14,900,958	543,460	$12,675,555
Shares Issued for Reinvested Dividends	—	—	1,805,742	40,737,536
Shares Redeemed	(1,060,196)	(25,928,935)	(2,745,818)	(63,750,555)

Net Increase (Decrease)	(463,295)	(11,027,977)	(396,616)	(10,337,464)

228

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

Global Growth HLS Fund – (continued)
	For the Six-Month Period Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class IB
Shares Sold	112,321	$2,732,950	181,152	$4,134,958
Shares Issued for Reinvested Dividends	—	—	384,926	8,614,648
Shares Redeemed	(319,008)	(7,736,348)	(848,234)	(19,479,718)

Net Increase (Decrease)	(206,687)	(5,003,398)	(282,156)	(6,730,112)

Total Net Increase (Decrease)	(669,982)	$(16,031,375)	(678,772)	$(17,067,576)

Growth Opportunities HLS Fund
	For the Six-Month Period Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	731,826	$23,838,786	4,317,826	$143,218,022
Shares Issued for Reinvested Dividends	—	—	5,633,211	174,516,879
Shares Redeemed	(2,732,813)	(89,823,036)	(5,899,305)	(190,123,880)

Net Increase (Decrease)	(2,000,987)	(65,984,250)	4,051,732	127,611,021

Class IB
Shares Sold	102,112	$3,195,450	288,529	$9,169,198
Shares Issued for Reinvested Dividends	—	—	686,184	20,503,187
Shares Redeemed	(454,020)	(14,384,011)	(1,066,677)	(33,338,544)

Net Increase (Decrease)	(351,908)	(11,188,561)	(91,964)	(3,666,159)

Class IC
Shares Sold	64,044	$2,070,499	254,301	$8,077,525
Shares Issued for Reinvested Dividends	—	—	119,944	3,672,657
Shares Redeemed	(33,731)	(1,083,139)	(99,012)	(3,177,329)

Net Increase (Decrease)	30,313	987,360	275,233	8,572,853

Total Net Increase (Decrease)	(2,322,582)	$(76,185,451)	4,235,001	$132,517,715

Healthcare HLS Fund
	For the Six-Month Period Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	1,092,449	$26,570,062	1,315,220	$34,964,722
Shares Issued for Reinvested Dividends	—	—	2,918,070	64,430,977
Shares Redeemed	(1,074,955)	(25,569,086)	(4,642,420)	(118,901,866)

Net Increase (Decrease)	17,494	1,000,976	(409,130)	(19,506,167)

229

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

Healthcare HLS Fund – (continued)
	For the Six-Month Period Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class IB
Shares Sold	82,147	$1,926,556	177,850	$4,516,085
Shares Issued for Reinvested Dividends	—	—	552,534	11,719,246
Shares Redeemed	(256,200)	(5,825,026)	(720,634)	(17,478,196)

Net Increase (Decrease)	(174,053)	(3,898,470)	9,750	(1,242,865)

Total Net Increase (Decrease)	(156,559)	$(2,897,494)	(399,380)	$(20,749,032)

High Yield HLS Fund
	For the Six-Month Period Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	942,162	$7,819,419	2,932,807	$23,188,946
Shares Issued for Reinvested Dividends	—	—	1,967,008	15,598,376
Shares Redeemed	(3,154,570)	(26,207,380)	(8,071,995)	(63,756,161)

Net Increase (Decrease)	(2,212,408)	(18,387,961)	(3,172,180)	(24,968,839)

Class IB
Shares Sold	218,875	$1,790,574	922,611	$7,179,450
Shares Issued for Reinvested Dividends	—	—	585,759	4,574,775
Shares Redeemed	(989,817)	(8,081,398)	(2,149,503)	(16,659,640)

Net Increase (Decrease)	(770,942)	(6,290,824)	(641,133)	(4,905,415)

Total Net Increase (Decrease)	(2,983,350)	$(24,678,785)	(3,813,313)	$(29,874,254)

International Opportunities HLS Fund
	For the Six-Month Period Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	4,657,996	$73,051,692	7,789,062	$108,119,671
Shares Issued for Reinvested Dividends	—	—	1,261,253	17,922,412
Shares Redeemed	(5,159,131)	(78,800,162)	(12,946,295)	(179,842,398)

Net Increase (Decrease)	(501,135)	(5,748,470)	(3,895,980)	(53,800,315)

Class IB
Shares Sold	331,919	$5,098,331	744,796	$10,264,574
Shares Issued for Reinvested Dividends	—	—	139,856	2,012,534
Shares Redeemed	(1,029,542)	(15,853,827)	(2,536,882)	(35,348,893)

Net Increase (Decrease)	(697,623)	(10,755,496)	(1,652,230)	(23,071,785)

Total Net Increase (Decrease)	(1,198,758)	$(16,503,966)	(5,548,210)	$(76,872,100)

230

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

MidCap HLS Fund
	For the Six-Month Period Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	3,813,536	$136,876,137	4,162,036	$140,508,393
Shares Issued for Reinvested Dividends	—	—	5,366,836	173,178,978
Shares Redeemed	(3,881,514)	(139,886,344)	(7,604,846)	(252,673,800)

Net Increase (Decrease)	(67,978)	(3,010,207)	1,924,026	61,013,571

Class IB
Shares Sold	58,374	$2,054,892	208,879	$6,848,448
Shares Issued for Reinvested Dividends	—	—	305,433	9,648,632
Shares Redeemed	(147,152)	(5,194,223)	(846,524)	(27,738,828)

Net Increase (Decrease)	(88,778)	(3,139,331)	(332,212)	(11,241,748)

Total Net Increase (Decrease)	(156,756)	$(6,149,538)	1,591,814	$49,771,823

MidCap Value HLS Fund
	For the Six-Month Period Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	371,318	$4,601,246	389,348	$4,658,326
Shares Issued for Reinvested Dividends	—	—	3,439,721	38,903,246
Shares Redeemed	(1,923,697)	(23,701,021)	(3,280,710)	(39,074,053)

Net Increase (Decrease)	(1,552,379)	(19,099,775)	548,359	4,487,519

Class IB
Shares Sold	55,340	$680,336	185,352	$2,186,176
Shares Issued for Reinvested Dividends	—	—	1,064,482	11,964,774
Shares Redeemed	(628,732)	(7,707,874)	(1,207,760)	(14,245,410)

Net Increase (Decrease)	(573,392)	(7,027,538)	42,074	(94,460)

Total Net Increase (Decrease)	(2,125,771)	$(26,127,313)	590,433	$4,393,059

Small Cap Growth HLS Fund
	For the Six-Month Period Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	3,875,584	$108,824,032	6,146,285	$150,379,245
Shares Issued for Reinvested Dividends	—	—	1,433,174	36,230,638
Shares Redeemed	(3,633,757)	(102,032,101)	(7,881,231)	(192,825,988)

Net Increase (Decrease)	241,827	6,791,931	(301,772)	(6,216,105)

231

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

Small Cap Growth HLS Fund – (continued)
	For the Six-Month Period Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class IB
Shares Sold	792,880	$21,805,282	1,573,648	$37,425,555
Shares Issued for Reinvested Dividends	—	—	388,274	9,586,481
Shares Redeemed	(1,261,180)	(34,726,882)	(1,899,579)	(45,456,649)

Net Increase (Decrease)	(468,300)	(12,921,600)	62,343	1,555,387

Total Net Increase (Decrease)	(226,473)	$(6,129,669)	(239,429)	$(4,660,718)

Small Company HLS Fund
	For the Six-Month Period Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	1,103,129	$18,757,123	4,320,930	$69,407,503
Shares Issued for Reinvested Dividends	—	—	5,503,709	87,123,722
Shares Redeemed	(20,963,393)	(364,946,557)	(22,041,377)	(349,251,002)

Net Increase (Decrease)	(19,860,264)	(346,189,434)	(12,216,738)	(192,719,777)

Class IB
Shares Sold	121,871	$1,952,955	955,330	$14,441,775
Shares Issued for Reinvested Dividends	—	—	615,478	9,078,306
Shares Redeemed	(1,628,758)	(26,537,951)	(2,695,510)	(40,659,316)

Net Increase (Decrease)	(1,506,887)	(24,584,996)	(1,124,702)	(17,139,235)

Total Net Increase (Decrease)	(21,367,151)	$(370,774,430)	(13,341,440)	$(209,859,012)

Small/Mid Cap Equity HLS Fund
	For the Six-Month Period Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	320,253	$2,621,873	1,366,914	$10,705,912
Shares Issued for Reinvested Dividends	—	—	781,330	5,789,652
Shares Redeemed	(1,470,031)	(12,061,543)	(1,886,188)	(13,863,228)

Net Increase (Decrease)	(1,149,778)	(9,439,670)	262,056	2,632,336

Class IB
Shares Sold	87,908	$715,410	424,789	$3,209,670
Shares Issued for Reinvested Dividends	—	—	147,003	1,083,417
Shares Redeemed	(475,613)	(3,865,496)	(658,111)	(4,818,908)

Net Increase (Decrease)	(387,705)	(3,150,086)	(86,319)	(525,821)

Total Net Increase (Decrease)	(1,537,483)	$(12,589,756)	175,737	$2,106,515

232

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

Stock HLS Fund
	For the Six-Month Period Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	44,677	$3,188,414	199,184	$13,343,315
Shares Issued for Reinvested Dividends	—	—	356,943	24,394,377
Shares Redeemed	(1,322,044)	(94,125,732)	(2,794,292)	(184,659,241)

Net Increase (Decrease)	(1,277,367)	(90,937,318)	(2,238,165)	(146,921,549)

Class IB
Shares Sold	11,490	$814,326	59,518	$3,936,449
Shares Issued for Reinvested Dividends	—	—	32,802	2,241,103
Shares Redeemed	(174,996)	(12,463,800)	(446,429)	(29,469,033)

Net Increase (Decrease)	(163,506)	(11,649,474)	(354,109)	(23,291,481)

Total Net Increase (Decrease)	(1,440,873)	$(102,586,792)	(2,592,274)	$(170,213,030)

Total Return Bond HLS Fund
	For the Six-Month Period Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	5,361,369	$60,276,044	8,946,264	$100,688,213
Shares Issued for Reinvested Dividends	—	—	5,995,954	67,994,124
Shares Redeemed	(17,080,820)	(192,144,801)	(36,538,628)	(410,475,319)

Net Increase (Decrease)	(11,719,451)	(131,868,757)	(21,596,410)	(241,792,982)

Class IB
Shares Sold	468,832	$5,254,986	711,513	$7,976,767
Shares Issued for Reinvested Dividends	—	—	663,479	7,484,042
Shares Redeemed	(1,821,284)	(20,397,346)	(4,748,050)	(53,039,383)

Net Increase (Decrease)	(1,352,452)	(15,142,360)	(3,373,058)	(37,578,574)

Total Net Increase (Decrease)	(13,071,903)	$(147,011,117)	(24,969,468)	$(279,371,556)

Ultrashort Bond HLS Fund
	For the Six-Month Period Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	1,776,407	$17,878,429	3,997,140	$40,076,556
Shares Issued for Reinvested Dividends	—	—	254,655	2,551,645
Shares Redeemed	(6,801,754)	(68,447,429)	(12,302,990)	(123,344,159)

Net Increase (Decrease)	(5,025,347)	(50,569,000)	(8,051,195)	(80,715,958)

233

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

Ultrashort Bond HLS Fund – (continued)
	For the Six-Month Period Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class IB
Shares Sold	502,899	$5,051,208	1,092,356	$10,920,951
Shares Issued for Reinvested Dividends	—	—	12,039	120,504
Shares Redeemed	(1,130,145)	(11,349,627)	(2,982,859)	(29,834,147)

Net Increase (Decrease)	(627,246)	(6,298,419)	(1,878,464)	(18,792,692)

Total Net Increase (Decrease)	(5,652,593)	$(56,867,419)	(9,929,659)	$(99,508,650)

U.S. Government Securities HLS Fund
	For the Six-Month Period Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	1,075,030	$11,139,873	4,083,858	$42,855,959
Shares Issued for Reinvested Dividends	—	—	722,114	7,582,207
Shares Redeemed	(3,554,739)	(36,871,440)	(8,875,818)	(93,215,231)

Net Increase (Decrease)	(2,479,709)	(25,731,567)	(4,069,846)	(42,777,065)

Class IB
Shares Sold	188,491	$1,949,154	855,371	$8,957,933
Shares Issued for Reinvested Dividends	—	—	137,967	1,447,269
Shares Redeemed	(727,778)	(7,539,351)	(1,996,389)	(20,941,029)

Net Increase (Decrease)	(539,287)	(5,590,197)	(1,003,051)	(10,535,827)

Total Net Increase (Decrease)	(3,018,996)	$(31,321,764)	(5,072,897)	$(53,312,892)

Value HLS Fund
	For the Six-Month Period Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	424,271	$6,724,572	776,955	$11,933,096
Shares Issued for Reinvested Dividends	—	—	4,222,098	62,687,087
Shares Redeemed	(2,307,695)	(36,437,457)	(5,017,607)	(77,099,704)

Net Increase (Decrease)	(1,883,424)	(29,712,885)	(18,554)	(2,479,521)

Class IB
Shares Sold	46,014	$724,270	189,127	$2,861,768
Shares Issued for Reinvested Dividends	—	—	724,814	10,726,703
Shares Redeemed	(447,942)	(7,077,285)	(955,721)	(14,771,674)

Net Increase (Decrease)	(401,928)	(6,353,015)	(41,780)	(1,183,203)

Total Net Increase (Decrease)	(2,285,352)	$(36,065,900)	(60,334)	$(3,662,724)

234

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

11.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $375 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During the six-month period ended June 30, 2017, none of the Funds had borrowings under this facility.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Funds because the Funds are not party to the suit.

13.	Reverse Stock Split:

On October 21, 2013 for the Ultrashort Bond HLS Fund, a reverse stock split was declared for the Class IA and Class IB shares at a ten to one ratio. The effect of the reverse stock split was to divide the number of outstanding shares by the reverse split factor, with a corresponding increase in the net asset value per share. The split was executed at the closing rounded NAV as of the prior business day. This transaction did not change the net assets of the Fund and the total value of a shareholder’s investment in the Fund did not change as a result of the reverse stock split. Data presented in the Financial Highlights has been adjusted retroactively to account for the reverse stock split.

14.	Indemnifications:

Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective

235

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2017 (Unaudited)

Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15.	Recent Accounting Pronouncement:

In August 2016, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-15, “Statement of Cash Flows (Topic 230), a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-15”). The guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. The guidance is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

In November 2016, FASB issued Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. The guidance is required to be presented for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

16.	Subsequent Events:

At its meeting held on August 2, 2017, the Board of Directors of Hartford Series Fund, Inc. (“Board of Directors”) approved an extension of the current 0.03% management fee waiver for Balanced HLS Fund, effective January 1, 2018 through December 31, 2018. In addition, the Board of Directors approved a reduction in Value HLS Fund’s contractual management fee rate. Effective January 1, 2018, Value HLS Fund’s revised management fee schedule will be as follows: 0.6900% of the first $250 million, 0.6425% of the next $250 million, 0.6325% of the next $500 million, 0.6250% of the next $1.5 billion, 0.6200% of the next $2.5 billion, 0.6150% of the next $5 billion, and 0.6100% in excess of $10 billion annually of the Fund’s average daily net assets.

236

Hartford HLS Funds

General Information (Unaudited)

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

237

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and

protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates, to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; DMS R, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC (Delaware); FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HDC R, LLC .; Heritage Holdings, Inc.; HIMCO Distribution Services Company; HIMCO Variable Insurance Trust; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; ; Lanidex R, LLC (Delaware); Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2017

Series of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (each a “Fund” and collectively, the “Funds”) are not subsidiaries of The Hartford Financial Services Group, Inc. (“The Hartford”) but are underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in the Funds are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Fund. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with Wellington Management Company LLP.

HLSSAR17 8-17    202455    Printed in U.S.A.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or

15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)   Not applicable.

(a)(2)   Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: August 28, 2017	By:	/s/ James E. Davey
James E. Davey, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 28, 2017	By:	/s/ James E. Davey
James E. Davey, President and
Chief Executive Officer

Date: August 28, 2017	By:	/s/ Michael Flook
Michael Flook, Vice President,
Treasurer and Controller